UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21656

Name of Fund: BlackRock Global Energy and Resources Trust (BGR)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Global Energy
and Resources Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box
9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2007

Date of reporting period: 11/01/2006 – 10/31/2007

Item 1 – Report to Stockholders

EQUITIES	FIXED INCOME	REAL ESTATE	LIQUIDITY	ALTERNATIVES	BLACKROCK SOLUTIONS

Closed-End Funds

ANNUAL REPORT | OCTOBER 31, 2007

BlackRock Dividend AchieversTM Trust (BDV)

BlackRock Enhanced Dividend AchieversTM Trust (BDJ)

BlackRock Strategic Dividend AchieversTM Trust (BDT)

BlackRock EcoSolutions Investment Trust (BQR)

BlackRock Global Energy and Resources Trust (BGR)

BlackRock Global Equity Income Trust (BFD)

BlackRock Global Opportunities Equity Trust (BOE)

BlackRock Health Sciences Trust (BME)

BlackRock International Growth and Income Trust (BGY)

BlackRock Real Asset Equity Trust (BCF)

BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY)

BlackRock World Investment Trust (BWC)

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

A Letter to Shareholders

THIS PAGE NOT PART OF YOUR FUND REPORT

Dear Shareholder

The October reporting period was fairly tumultuous for financial markets, but culminated in positive performance for most major benchmarks:

Total Returns as of October 31, 2007

	6-month	12-month

U.S. equities (S&P 500 Index)	+5.49%	+14.56%

Small cap U.S. equities (Russell 2000 Index)	+2.25%	+9.27%

International equities (MSCI Europe, Australasia, Far East Index)	+8.19%	+24.91%

Fixed income (Lehman Brothers U.S. Aggregate Bond Index)	+2.68%	+5.38%

Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)	+1.30%	+2.91%

High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index)	-0.07%	+6.89%

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

Subprime mortgage woes dominated headlines for much of 2007, but intensified in the summer and fall, spawning a widespread liquidity and credit crisis with ramifications across global markets. The Federal Reserve Board (Fed) and other countries’ central banks stepped in to inject liquidity into the markets and bolster investor confidence. The Fed cut the federal funds rate by 0.50% in September and another 0.25% on the final day of the reporting period, bringing its target rate to 4.50%. In taking action, the central bankers, who had long deemed themselves inflation fighters, were seeking to stem the fallout from the credit crunch and forestall a wider economic unraveling. By period-end, the Fed had cited the risks between slower economic growth and faster inflation as equally balanced.

Amid the volatility throughout the past year, equity markets have displayed surprising resilience. Most recently, the credit turmoil dampened corporate merger-and-acquisition (M&A) activity, a key source of strength for equity markets. Still, market fundamentals have held firm, dividend payouts and share buybacks have continued to grow, and valuations remain attractive. These tailwinds generally have prevailed over the headwinds created by the slowing U.S. economy, troubled housing market and, recently, a more difficult corporate earnings backdrop. International markets fared even better than U.S. equities, benefiting from robust M&A activity and generally stronger economies.

In fixed income markets, mixed economic signals and the credit woes resulted in a flight to quality. At the height of the uncertainty, investors shunned bonds associated with the housing and credit markets in favor of higher-quality Treasury issues. The yield on 10-year Treasury issues, which touched 5.30% in June (its highest level in five years), fell to 4.48% by period-end, while prices correspondingly rose. The tax-exempt bond market has been challenged by a combination of record-setting supply year-to-date, economic uncertainty and concerns around the credit worthiness of bond insurers. This has brought municipal bond prices to relatively attractive levels and, as such, demand generally has remained firm.

As you navigate market volatility, we encourage you to review your investment goals with your financial professional and to make portfolio changes, as needed. For more market insight and commentary from BlackRock investment professionals, we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.

Sincerely,

Robert C. Doll, Jr.

Vice Chairman, BlackRock, Inc.

1

Trust Summary as of October 31, 2007	BlackRock Dividend AchieversTM Trust (BDV)

Investment Objective

The Trust’s investment objective is to provide total return through a combination of current income and capital appreciation by investing in common stocks that pay above average dividends and have the potential for capital appreciation.

Trust Information

Symbol on New York Stock Exchange:	BDV
Initial Offering Date:	December 23, 2003
Current Quarterly Distribution per Common Share:[1]	$ 0.225
Current Annualized Distribution per Common Share:[1]	$ 0.900

[1]	The distribution is not constant and is subject to change. Past performance does not guarantee future results. A portion of the distribution may be deemed a tax return of capital or net realized gain.

The table below summarizes the Trust’s market price and net asset value per share:

	10/31/07	10/31/06	Change	High	Low

Market Price	$13.64	$14.86	(8.21)%	$15.50	$12.65
Net Asset Value	$15.49	$15.95	(2.88)%	$16.88	$15.04

The following unaudited chart shows the portfolio composition of the Trust’s long-term investments:

Portfolio Composition[2]

Sector	10/31/07	10/31/06

Financial Institutions	36%	38%
Energy	16	14
Consumer Products	15	15
Health Care	12	13
Industrials	7	1
Telecommunications	6	6
Real Estate Investment Trusts	4	5
Technology	2	1
Automotive	1	1
Basic Materials	1	2
Conglomerates	—	4

[2]

For Trust compliance purposes, the Trust’s sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

2	ANNUAL REPORT	OCTOBER 31, 2007

Trust Summary as of October 31, 2007	BlackRock Enhanced Dividend AchieversTM Trust (BDJ)

Investment Objective

The Trust’s primary investment objective is to seek current income and current gains, with a secondary objective of long-term capital appreciation. The Trust seeks to achieve these objectives by investing in common stocks that pay above average dividends and have the potential for capital appreciation and by utilizing an option writing strategy to enhance distributions paid to the Trust’s shareholders.

Trust Information

Symbol on New York Stock Exchange:	BDJ
Initial Offering Date:	August 31, 2005
Current Monthly Distribution per Common Share:[1]	$ 0.101875
Current Annualized Distribution per Common Share:[1]	$ 1.222500

[1]	The distribution is not constant and is subject to change. Past performance does not guarantee future results. A portion of the distribution may be deemed a tax return of capital or net realized gain.

The table below summarizes the Trust’s market price and net asset value per share:

	10/31/07	10/31/06	Change	High	Low

Market Price	$12.68	$14.92	(15.01)%	$15.60	$10.64
Net Asset Value	$14.10	$14.88	(5.24)%	$15.26	$13.74

The following unaudited chart shows the portfolio composition of the Trust’s long-term investments:

Portfolio Composition[2]

Sector	10/31/07	10/31/06

Financial Institutions	37%	40%
Consumer Products	15	15
Energy	15	13
Health Care	12	16
Industrials	7	1
Telecommunications	6	4
Real Estate Investment Trusts	4	5
Technology	2	1
Automotive	1	—
Basic Materials	1	1
Conglomerates	—	4

[2]

For Trust compliance purposes, the Trust’s sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

ANNUAL REPORT	OCTOBER 31, 2007	3

Trust Summary as of October 31, 2007	BlackRock Strategic Dividend AchieversTM Trust (BDT)

Investment Objective

The Trust’s investment objective is to provide total return through a combination of current income and capital appreciation.

Trust Information

Symbol on New York Stock Exchange:	BDT
Initial Offering Date:	March 30, 2004
Current Quarterly Distribution per Common Share:[1]	$ 0.225
Current Annualized Distribution per Common Share:[1]	$ 0.900

[1]	The distribution is not constant and is subject to change. Past performance does not guarantee future results. A portion of the distribution may be deemed a tax return of capital or net realized gain.

The table below summarizes the Trust’s market price and net asset value per share:

	10/31/07	10/31/06	Change	High	Low

Market Price	$13.19	$14.53	(9.22)%	$15.77	$12.19
Net Asset Value	$15.22	$16.13	(5.64)%	$17.28	$14.76

The following unaudited chart shows the portfolio composition of the Trust’s long-term investments:

Portfolio Composition[2]

Sector	10/31/07	10/31/06

Financial Institutions	32%	41%
Energy	20	17
Consumer Products	15	13
Real Estate Investment Trusts	10	10
Industrials	7	8
Automotive	4	4
Technology	4	2
Media	3	1
Basic Materials	2	2
Building & Development	2	1
Health Care	1	1

[2]

For Trust compliance purposes, the Trust’s sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

4	ANNUAL REPORT	OCTOBER 31, 2007

Trust Summary as of October 31, 2007	BlackRock EcoSolutions Investment Trust (BQR)

Investment Objective

The Trust’s investment objective is to seek current income, current gains and long-term capital appreciation.

Trust Information

Symbol on New York Stock Exchange:	BQR
Initial Offering Date:	September 28, 2007
Current Quarterly Distribution per Common Share:[1]	$ 0.40
Current Annualized Distribution per Common Share:[1]	$ 1.60

[1]	The distribution is not constant and is subject to change. Past performance does not guarantee future results. A portion of the distribution may be deemed a tax return of capital or net realized gain.

The table below summarizes the Trust’s market price and net asset value per share:

	10/31/07	High	Low

Market Price	$19.75	$20.20	$19.00
Net Asset Value	$20.31	$20.31	$19.03

The following unaudited charts show the portfolio composition of the Trust’s long-term investments:

Portfolio Composition

Country	10/31/07

United States	35%
United Kingdom	8
Belgium	7
Germany	7
Brazil	4
Canada	4
Hong Kong	4
Spain	4
Denmark	3
France	3
Australia	2
Bermuda	2
Norway	2
Switzerland	2
Argentina	1
Austria	1
Chile	1
China	1
Greece	1
Israel	1
Italy	1
Japan	1
Malaysia	1
Netherlands	1
Philippines	1
Singapore	1
South Africa	1

Sector	10/31/07

Chemicals	23%
Water	17
Energy-Alternate Sources	9
Environmental Control	8
Electric	7
Agriculture	6
Electrical Components & Equipment	6
Electronics	4
Machinery	4
Forest Products & Paper	3
Engineering & Construction	2
Food	2
Miscellaneous Manufacturing	2
Auto Parts & Equipment	1
Biotechnology	1
Commercial Services	1
Metal Fabricate/Hardware	1
Oil & Gas	1
Semiconductors	1
Transportation	1

ANNUAL REPORT	OCTOBER 31, 2007	5

Trust Summary as of October 31, 2007	BlackRock Global Energy and Resources Trust (BGR)

Investment Objective

The Trust’s investment objective is to provide total return through a combination of current income and capital appreciation. The Trust attempts to achieve this objective by investing primarily in equity securities of companies engaged in the energy and natural resources business and equity derivatives with exposure to the energy and natural resources industry.

Trust Information

Symbol on New York Stock Exchange:	BGR
Initial Offering Date:	December 29, 2004
Current Quarterly Distribution per Common Share:[1]	$ 0.375
Current Annualized Distribution per Common Share:[1]	$ 1.500

[1]	The distribution is not constant and is subject to change. Past performance does not guarantee future results. A portion of the distribution may be deemed a tax return of capital or net realized gain.

The table below summarizes the Trust’s market price and net asset value per share:

	10/31/07	10/31/06	Change	High	Low

Market Price	$32.14	$26.73	20.24%	$33.49	$24.78
Net Asset Value	$37.60	$29.67	26.73%	$37.60	$27.78

The following unaudited charts show the portfolio composition of the Trust’s long-term investments:

Portfolio Composition

Country	10/31/07	10/31/06

United States	60%	64%
Canada	17	20
Greece	3	—
Norway	3	3
United Kingdom	3	2
Australia	2	2
Bermuda	2	4
Brazil	2	1
France	2	1
Italy	2	1
Denmark	1	1
Hong Kong	1	—
Luxembourg	1	—
Netherlands	1	1

Sector	10/31/07	10/31/06

Oil & Gas	44%	35%
Pipelines	14	25
Oil & Gas Services	13	10
Coal	10	13
Transportation	8	5
Mining	6	3
Metal Fabricate/Hardware	2	1
Chemicals	1	2
Electric	1	1
Gas	1	4
Commercial Services	—	1

6	ANNUAL REPORT	OCTOBER 31, 2007

Trust Summary as of October 31, 2007	BlackRock Global Equity Income Trust (BFD)

Investment Objective

The Trust’s primary investment objective is to seek current income and current gains, with a secondary objective of long-term capital appreciation. The Trust seeks to achieve these objectives by investing in a diversified portfolio of domestic and foreign common stocks that pay dividends and writing (selling) stock index call options with respect to a portion of its common stock portfolio.

Trust Information

Symbol on New York Stock Exchange:	BFD
Initial Offering Date:	March 30, 2007
Current Quarterly Distribution per Common Share:[1]	$ 0.475
Current Annualized Distribution per Common Share:[1]	$ 1.900

[1]	The distribution is not constant and is subject to change. Past performance does not guarantee future results. A portion of the distribution may be deemed a tax return of capital or net realized gain.

The table below summarizes the Trust’s market price and net asset value per share:

	10/31/07	High	Low

Market Price	$17.93	$20.90	$14.10
Net Asset Value	$19.65	$20.06	$17.66

The following unaudited charts show the portfolio composition of the Trust’s long-term investments:

Portfolio Composition

Country	10/31/07

United States	46%
United Kingdom	12
Japan	9
Canada	5
Germany	4
France	3
Italy	3
Switzerland	3
Australia	2
Finland	2
Hong Kong	2
Netherlands	2
Singapore	2
Greece	1
Luxembourg	1
Norway	1
Spain	1
Sweden	1

Sector[2]	10/31/07

Financial Institutions	22%
Energy	15
Consumer Products	11
Technology	10
Industrials	9
Health Care	8
Telecommunications	8
Basic Materials	6
Media	3
Automotive	2
Entertainment & Leisure	2
Real Estate	2
Transportation	2

[2]

For Trust compliance purposes, the Trust’s sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

ANNUAL REPORT	OCTOBER 31, 2007	7

Trust Summary as of October 31, 2007	BlackRock Global Opportunities Equity Trust (BOE)

Investment Objective

The Trust’s primary investment objective is to seek current income and current gains, with a secondary objective of long-term capital appreciation. The Trust seeks to achieve its objectives by investing primarily in equity securities issued by companies located in countries throughout the world and utilizing an option writing strategy to enhance current gains.

Trust Information

Symbol on New York Stock Exchange:	BOE
Initial Offering Date:	May 31, 2005
Current Quarterly Distribution per Common Share:[1]	$ 0.56875
Current Annualized Distribution per Common Share:[1]	$ 2.27500

[1]	The distribution is not constant and is subject to change. Past performance does not guarantee future results. A portion of the distribution may be deemed a tax return of capital or net realized gain.

The table below summarizes the Trust’s market price and net asset value per share:

	10/31/07	10/31/06	Change	High	Low

Market Price	$28.76	$27.61	4.17%	$29.92	$20.72
Net Asset Value	$31.09	$26.72	16.35%	$31.09	$25.87

The following unaudited charts show the portfolio composition of the Trust’s long-term investments:

Portfolio Composition

Country	10/31/07	10/31/06

United States	35%	28%
United Kingdom	8	17
Germany	6	6
Hong Kong	6	5
Canada	5	3
Italy	4	4
Japan	4	4
Netherlands	4	3
Australia	3	4
China	3	1
France	3	2
Norway	3	2
Brazil	2	1
Singapore	2	2
Sweden	2	3
Switzerland	2	4
Finland	1	2
Greece	1	—
Israel	1	—
Luxembourg	1	—
Mexico	1	1
Philippines	1	1
Spain	1	1
Taiwan	1	1
Denmark	—	1
South Africa	—	1
South Korea	—	3

Sector[2]	10/31/07	10/31/06

Energy	23%	17%
Consumer Products	17	19
Financial Institutions	12	22
Industrials	9	4
Technology	9	4
Basic Materials	8	4
Telecommunications	7	7
Health Care	5	6
Real Estate	4	7
Transportation	2	1
Aerospace & Defense	1	1
Automotive	1	1
Building & Development	1	4
Entertainment & Leisure	1	1
Containers & Packaging	—	1
Media	—	1

[2]

For Trust compliance purposes, the Trust’s sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

8	ANNUAL REPORT	OCTOBER 31, 2007

Trust Summary as of October 31, 2007	BlackRock Health Sciences Trust (BME)

Investment Objective

The Trust’s investment objective is to provide total return through a combination of current income and capital appreciation. The Trust seeks to achieve this objective by investing primarily in equity securities of companies engaged in the health sciences and related industries and equity derivatives with exposure to the health sciences industry.

Trust Information

Symbol on New York Stock Exchange:	BME
Initial Offering Date:	March 31, 2005
Current Quarterly Distribution per Common Share:[1]	$0.384375
Current Annualized Distribution per Common Share:[1]	$1.537500

1	The distribution is not constant and is subject to change. Past performance does not guarantee future results. A portion of the distribution may be deemed a tax return of capital or net realized gain.

The table below summarizes the Trust’s market price and net asset value per share:

	10/31/07	10/31/06	Change	High	Low

Market Price	$27.05	$27.32	(0.99)%	$28.65	$23.36
Net Asset Value	$30.33	$27.74	9.34%	$30.33	$26.41

The following unaudited charts show the portfolio composition of the Trust’s long-term investments:

Portfolio Composition

Country	10/31/07	10/31/06

United States	89%	83%
Switzerland	7	12
China	2	—
France	1	—
Germany	1	—
Canada	—	2
United Kingdom	—	3

Sector	10/31/07	10/31/06

Pharmaceuticals	37%	42%
Healthcare Products	27	24
Biotechnology	18	20
Healthcare Services	9	10
Electronics	6	4
Retail	2	—
Distribution/Wholesale	1	—

ANNUAL REPORT	OCTOBER 31, 2007	9

Trust Summary as of October 31, 2007	BlackRock International Growth and Income Trust (BGY)

Investment Objective

The Trust’s primary investment objective is to seek current income and current gains, with a secondary objective of long-term capital appreciation. The Trust seeks to achieve its objectives by investing primarily in equity securities issued by companies of any market capitalization located in countries throughout the world and utilizing an option writing (selling) strategy to enhance current gains.

Trust Information

Symbol on New York Stock Exchange:	BGY
Initial Offering Date:	May 30, 2007
Current Monthly Distribution per Common Share:[1]	$0.1517
Current Annualized Distribution per Common Share:[1]	$1.8204

[1]	The distribution is not constant and is subject to change. Past performance does not guarantee future results. A portion of the distribution may be deemed a tax return of capital or net realized gain.

The table below summarizes the Trust’s market price and net asset value per share:

	10/31/07	High	Low

Market Price	$17.76	$20.22	$14.00
Net Asset Value	$20.12	$20.12	$17.16

The following unaudited charts show the portfolio composition of the Trust’s long-term investments:

Portfolio Composition[2]

Country	10/31/07

United Kingdom	19%
Japan	9
Germany	6
Hong Kong	5
Netherlands	5
Norway	5
Switzerland	5
Taiwan	5
Australia	4
Canada	4
France	4
Singapore	4
China	3
Italy	3
Sweden	3
Brazil	2
Spain	2
Belgium	1
Chile	1
Greece	1
Indonesia	1
Israel	1
Luxembourg	1
Malaysia	1
Mexico	1
Philippines	1
South Korea	1
Thailand	1
Turkey	1

Sector[2]	10/31/07

Financial Institutions	17%
Energy	15
Consumer Products	14
Industrials	14
Basic Materials	13
Telecommunications	9
Real Estate	5
Technology	5
Automotive	2
Media	2
Transportation	2
Aerospace & Defense	1
Building & Development	1

[2]

For Trust compliance purposes, the Trust’s sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

10	ANNUAL REPORT	OCTOBER 31, 2007

Trust Summary as of October 31, 2007	BlackRock Real Asset Equity Trust (BCF)

Investment Objective

The Trust’s investment objective is to provide total return through a combination of current income, current gains and capital appreciation. The Trust attempts to achieve this objective by investing primarily in equity securities of companies engaged in energy, natural resources and basic materials businesses and companies engaged in associated businesses and equity derivatives with exposure to those companies.

Trust Information

Symbol on New York Stock Exchange:	BCF
Initial Offering Date:	September 29, 2006
Current Monthly Distribution per Common Share:[1]	$0.0906
Current Annualized Distribution per Common Share:[1]	$1.0872

[1]	The distribution is not constant and is subject to change. Past performance does not guarantee future results. A portion of the distribution may be deemed a tax return of capital or net realized gain.

The table below summarizes the Trust’s market price and net asset value per share:

	10/31/07	10/31/06	Change	High	Low

Market Price	$17.59	$15.00	17.27%	$17.64	$12.23
Net Asset Value	$20.79	$15.33	35.62%	$20.79	$14.78

The following unaudited charts show the portfolio composition of the Trust’s long-term investments:

Portfolio Composition

Country	10/31/07	10/31/06

United States	45%	46%
United Kingdom	15	13
Canada	13	14
Australia	9	8
Brazil	5	4
South Africa	3	4
China	2	1
Netherlands	2	2
France	1	1
Mexico	1	1
New Guinea	1	—
Norway	1	2
Peru	1	1
Russia	1	—
Bermuda	—	1
Switzerland	—	2

Sector	10/31/07	10/31/06

Mining	43%	41%
Oil & Gas	23	27
Chemicals	9	7
Forest Products & Paper	9	7
Oil & Gas Services	7	9
Coal	4	4
Machinery	2	2
Iron & Steel	1	—
Metal	1	1
Pipelines	1	2

ANNUAL REPORT	OCTOBER 31, 2007	11

Trust Summary as of October 31, 2007	BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY)

Investment Objective

The Trust’s investment objective is to provide total return through a combination of current income and capital appreciation. The Trust attempts to achieve this objective by investing primarily in equity securities of issuers that pay above average dividends and have the potential for capital appreciation.

Trust Information

Symbol on American Stock Exchange:	BQY
Initial Offering Date:	May 28, 2004
Current Quarterly Distribution per Common Share:[1]	$0.225
Current Annualized Distribution per Common Share:[1]	$0.900

[1]	The distribution is not constant and is subject to change. Past performance does not guarantee future results. A portion of the distribution may be deemed a tax return of capital or net realized gain.

The table below summarizes the Trust’s market price and net asset value per share:

	10/31/07	10/31/06	Change	High	Low

Market Price	$18.07	$16.36	10.45%	$19.14	$14.80
Net Asset Value	$21.00	$18.55	13.21%	$21.00	$18.36

The following unaudited charts show the portfolio composition of the Trust’s long-term investments:

Portfolio Composition

Country	10/31/07	10/31/06

United States	49%	52%
United Kingdom	9	12
Australia	7	6
Canada	6	5
Japan	5	6
Sweden	5	4
France	4	5
Hong Kong	3	2
Italy	3	1
Netherlands	2	2
Singapore	2	—
Austria	1	1
Denmark	1	1
Finland	1	—
Germany	1	2
Spain	1	1

Sector[2]	10/31/07	10/31/06

Financial Institutions	22%	27%
Energy	17	15
Industrials	12	5
Consumer Products	11	11
Technology	10	11
Telecommunications	7	7
Health Care	6	5
Real Estate	6	8
Basic Materials	3	3
Business Equipment & Services	3	2
Aerospace & Defense	1	1
Automotive	1	2
Entertainment & Leisure	1	1
Building & Development	—	2

[2]

For Trust compliance purposes, the Trust’s sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

12	ANNUAL REPORT	OCTOBER 31, 2007

Trust Summary as of October 31, 2007	BlackRock World Investment Trust (BWC)

Investment Objective

The Trust’s primary investment objective is to seek current income, dividends and gains, with a secondary objective of long-term capital appreciation. The Trust seeks to achieve its objectives by investing primarily in equity securities issued by companies located in countries throughout the world and utilizing an option writing strategy to enhance current gains. The Trust seeks to generate current dividends and income by investing in equity securities that pay dividends and also by investing up to 25% of its total assets in debt securities from time to time when the Trust believes that it is advantageous to do so.

Trust Information

Symbol on New York Stock Exchange:	BWC
Initial Offering Date:	October 27, 2005
Current Monthly Distribution per Share:[1]	$0.11375
Current Annualized Distribution per Share:[1]	$1.36500

[1]	The distribution is not constant and is subject to change. Past performance does not guarantee future results. A portion of the distribution may be deemed a tax return of capital or net realized gain.

The table below summarizes the Trust’s market price and net asset value per share:

	10/31/07	10/31/06	Change	High	Low

Market Price	$17.28	$16.59	4.16%	$18.33	$12.33
Net Asset Value	$18.64	$16.35	14.01%	$18.64	$15.84

The following unaudited charts show the portfolio composition of the Trust’s long-term investments:

Portfolio Composition

Country	10/31/07	10/31/06

United States	36%	29%
Germany	6	5
United Kingdom	6	12
Canada	5	3
Japan	5	8
Hong Kong	4	4
Italy	4	5
Netherlands	4	4
Australia	3	4
Brazil	3	1
China	3	2
France	3	2
Norway	3	1
Singapore	3	3
Switzerland	3	5
Sweden	2	4
Finland	1	2
Greece	1	1
Israel	1	—
Luxembourg	1	—
Philippines	1	1
Spain	1	1
Taiwan	1	1
Denmark	—	1
Mexico	—	1

Sector[2]	10/31/07	10/31/06

Energy	24%	17%
Consumer Products	17	18
Financial Institutions	13	23
Basic Materials	8	4
Industrials	8	4
Technology	8	4
Telecommunications	7	8
Health Care	6	6
Real Estate	4	6
Transportation	2	2
Aerospace & Defense	1	1
Automotive	1	2
Entertainment & Leisure	1	—
Building & Development	—	3
Containers & Packaging	—	1
Media	—	1

[2]

For Trust compliance purposes, the Trust’s sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

ANNUAL REPORT	OCTOBER 31, 2007	13

Portfolio of Investments as of October 31, 2007	BlackRock Dividend AchieversTM Trust (BDV)
(Percentages shown are based on Net Assets)

Shares	Description	Value

LONG-TERM INVESTMENTS—99.1%
Common Stocks—99.1%
Aerospace & Defense—0.3%
34,300	United Technologies Corp.	$2,627,037

Automotive—0.8%
142,900	Genuine Parts Co.	7,012,103

Basic Materials—1.2%
69,300	PPG Industries, Inc.	5,179,482
225,500	RPM Intl., Inc.	4,832,465

	Total Basic Materials	10,011,947

Consumer Products—14.8%
492,700	Altria Group, Inc.	35,932,611
97,700	Anheuser-Busch Cos., Inc.	5,010,056
481,900	Coca-Cola Co. (The)	29,762,144
108,200	Home Depot, Inc.	3,409,382
186,200	Kimberly-Clark Corp.	13,199,718
235,160	Kraft Foods, Inc.	7,856,696
158,100	La-Z-Boy, Inc.	1,247,409
172,500	McDonald’s Corp.	10,298,250
72,000	Procter & Gamble Co.	5,005,440
48,300	Stanley Works (The)	2,779,665
154,000	Universal Corp.	7,505,960
29,000	VF Corp.	2,526,770

	Total Consumer Products	124,534,101

Energy—15.5%
120,000	Atmos Energy Corp.	3,366,000
554,800	Chevron Corp.	50,769,748
357,500	Consolidated Edison, Inc.	16,834,675
160,300	Exxon Mobil Corp.	14,745,997
168,492	Integrys Energy Group, Inc.	9,066,555
93,200	National Fuel Gas Co.	4,519,268
199,700	Pinnacle West Capital Corp.	8,067,880
339,300	Progress Energy, Inc.	16,286,400
168,600	Vectren Corp.	4,727,544
67,600	WGL Holdings, Inc.	2,292,992

	Total Energy	130,677,059

Financial Institutions—35.7%
75,000	Allstate Corp. (The)	3,930,000
135,600	Arthur J. Gallagher & Co.	3,608,316
803,600	Bank of America Corp.	38,797,808
429,600	BB&T Corp.	15,882,312
766,300	Citigroup, Inc.	32,107,970
281,400	Comerica, Inc.	13,135,752
346,000	Fifth Third Bancorp	10,822,880
151,400	First Commonwealth Financial Corp.	1,739,586
52,600	FirstMerit Corp.	1,115,120
123,500	FNB Corp.	2,052,570
41,200	Franklin Resources, Inc.	5,342,816
272,400	Freddie Mac	14,227,452
561,100	KeyCorp	15,963,295
99,500	Lincoln National Corp.	6,205,815

Shares	Description	Value

Financial Institutions—(cont’d)
82,800	Mercury General Corp.	$4,248,468
783,800	National City Corp.	19,007,150
104,200	SunTrust Banks, Inc.	7,564,920
138,000	T. Rowe Price Group, Inc.	8,865,120
992,100	U.S. Bancorp	32,898,036
90,174	Valley National Bancorp	1,846,763
92,000	Washington Federal, Inc.	2,222,720
863,700	Washington Mutual, Inc.	24,079,956
1,064,000	Wells Fargo & Co.	36,186,640

	Total Financial Institutions	301,851,465

Health Care—11.7%
174,100	Abbott Laboratories	9,509,342
315,400	Eli Lilly & Co.	17,078,910
257,500	Johnson & Johnson	16,781,275
308,200	Merck & Co., Inc.	17,955,732
1,529,500	Pfizer, Inc.	37,640,995

	Total Health Care	98,966,254

Industrials—7.5%
67,800	3M Co.	5,855,208
154,100	Briggs & Stratton Corp.	3,468,791
33,300	Caterpillar, Inc.	2,484,513
99,000	Emerson Electric Co.	5,174,730
1,122,500	General Electric Co.	46,202,100

	Total Industrials	63,185,342

Real Estate Investment Trust—4.1%
69,100	General Growth Properties, Inc.	3,756,276
184,400	HCP, Inc.	6,276,976
55,000	Healthcare Realty Trust, Inc.	1,454,200
90,000	Home Properties, Inc.	4,627,800
94,000	Lexington Realty Trust	1,860,260
102,000	Liberty Property Trust	3,837,240
89,200	National Retail Properties, Inc.	2,261,220
85,900	Realty Income Corp.	2,537,486
58,300	Sun Communities, Inc.	1,778,150
167,400	United Dominion Realty Trust, Inc.	3,974,076
57,800	Universal Health Realty Income Trust	2,136,866

	Total Real Estate Investment Trust	34,500,550

Technology—2.0%
50,100	Intl. Business Machines Corp.	5,817,612
118,125	Linear Technology Corp.	3,900,487
184,000	Pitney Bowes, Inc.	7,367,360

	Total Technology	17,085,459

Portfolio Abbreviations

ADR	American Depositary Receipt
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar

ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
REIT	Real Estate Investment Trust
SEK	Swedish Krona
SGD	Singapore Dollar
ZAR	South African Rand

See Notes to Financial Statements.

14	ANNUAL REPORT	OCTOBER 31, 2007

Portfolio of Investments as of October 31, 2007	BlackRock Dividend AchieversTM Trust (BDV) (concluded) (Percentages shown are based on Net Assets)

Shares		Description	Value

Telecommunications—5.5%
1,114,500		AT&T, Inc.	$46,574,955

		Total Common Stocks
		(cost $734,468,798)	837,026,272

MONEY MARKET FUND—0.8%
6,758,180	[1]	Fidelity Institutional Money Market Prime Portfolio, 4.86% (cost $6,758,180)	6,758,180

Total investments—99.9% (cost $741,226,9782)			$843,784,452
Other assets in excess of liabilities—0.1%			848,080

Net Assets—100.0%			$844,632,532

[1]	Represents current yield as of October 31, 2007.
[2]

Cost for federal income tax purposes is $739,966,551. The net unrealized appreciation on a tax basis is $103,817,901, consisting of $152,284,115 gross unrealized appreciation and $48,466,214 gross unrealized depreciation.

For Trust compliance purposes, the Trust’s sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2007	15

Portfolio of Investments as of October 31, 2007	BlackRock Enhanced Dividend AchieversTM Trust (BDJ)
(Percentages shown are based on Net Assets)

Shares		Description	Value

LONG-TERM INVESTMENTS—99.2%

Common Stocks—99.2%

Aerospace & Defense—0.3%
38,200		United Technologies Corp.	$2,925,738

Automotive—0.6%
125,200		Genuine Parts Co.	6,143,564

Basic Materials—1.2%
86,500	[1]	PPG Industries, Inc.	6,465,010
272,000		RPM Intl., Inc.	5,828,960

		Total Basic Materials	12,293,970

Consumer Products—14.6%
641,700	[1]	Altria Group, Inc.	46,799,181
105,000		Anheuser-Busch Cos., Inc.	5,384,400
655,500		Coca-Cola Co. (The)	40,483,680
129,100		Home Depot, Inc.	4,067,941
218,500		Kimberly-Clark Corp.	15,489,465
154,300	[2]	La-Z-Boy, Inc.	1,217,427
191,500		McDonald’s Corp.	11,432,550
86,100	[1]	Procter & Gamble Co.	5,985,672
80,800	[1]	Stanley Works (The)	4,650,040
99,400		Universal Corp.	4,844,756
32,900	[1]	VF Corp.	2,866,577

		Total Consumer Products	143,221,689

Energy—14.9%
188,000	[1]	Atmos Energy Corp.	5,273,400
126,600		Black Hills Corp.	5,623,572
541,100	[1]	Chevron Corp.	49,516,061
414,200		Consolidated Edison, Inc.	19,504,678
190,100		Exxon Mobil Corp.	17,487,299
192,340		Integrys Energy Group, Inc.	10,349,815
73,100		National Fuel Gas Co.	3,544,619
84,100		Otter Tail Corp.	2,913,224
231,700		Pinnacle West Capital Corp.	9,360,680
393,200		Progress Energy, Inc.	18,873,600
142,100		Vectren Corp.	3,984,484

		Total Energy	146,431,432

Financial Institutions—36.5%
41,600	[1]	Allstate Corp. (The)	2,179,840
180,200		Arthur J. Gallagher & Co.	4,795,122
206,800	[1]	BancorpSouth, Inc.	5,016,968
972,800	[1]	Bank of America Corp.	46,966,784
473,600	[1,2]	BB&T Corp.	17,508,992
87,100		Chemical Financial Corp.	2,177,500
943,582	[1]	Citigroup, Inc.	39,536,086
287,700		Comerica, Inc.	13,429,836
410,600		Fifth Third Bancorp	12,843,568
207,200		First Commonwealth Financial Corp.	2,380,728
164,800		FirstMerit Corp.	3,493,760
149,700		FNB Corp.	2,488,014
42,200		Franklin Resources, Inc.	5,472,496
325,100		Freddie Mac	16,979,973
293,701		Fulton Financial Corp.	3,850,420
194,300		KeyCorp	5,527,835
149,900		Lincoln National Corp.	9,349,263
95,500		Mercury General Corp.	4,900,105
944,600		National City Corp.	22,906,550
129,600		Old Republic Intl. Corp.	1,986,768
124,300		SunTrust Banks, Inc.	9,024,180
138,900		T. Rowe Price Group, Inc.	8,922,936
1,183,900		U.S. Bancorp	39,258,124
219,852		Washington Federal, Inc.	5,311,624
1,048,000		Washington Mutual, Inc.	29,218,240
1,275,962		Wells Fargo & Co.	43,395,468

		Total Financial Institutions	358,921,180

Shares		Description	Value

Health Care—12.1%
88,200	[1]	Abbott Laboratories	$4,817,484
597,300		Eli Lilly & Co.	32,343,795
212,600		Johnson & Johnson	13,855,142
363,538		Merck & Co., Inc.	21,179,724
1,914,000	[1]	Pfizer, Inc.	47,103,540

		Total Health Care	119,299,685

Industrials—7.3%
77,900	[1]	3M Co.	6,727,444
175,000		Briggs & Stratton Corp.	3,939,250
35,500		Caterpillar, Inc.	2,648,655
109,900		Emerson Electric Co.	5,744,473
1,293,900	[1]	General Electric Co.	53,256,924

		Total Industrials	72,316,746

Real Estate Investment Trust—4.1%
53,000		Colonial Properties Trust	1,660,490
142,800		Duke Realty Corp.	4,591,020
72,800		General Growth Properties, Inc.	3,957,408
159,900		HCP, Inc.	5,442,996
117,400		Healthcare Realty Trust, Inc.	3,104,056
54,000		Home Properties, Inc.	2,776,680
70,200		Kimco Realty Corp.	2,914,704
144,700		Lexington Realty Trust	2,863,613
52,200		Liberty Property Trust	1,963,764
116,300		National Retail Properties, Inc.	2,948,205
83,200	[1]	Sun Communities, Inc.	2,537,600
102,400		United Dominion Realty Trust, Inc.	2,430,976
74,800		Universal Health Realty Income Trust	2,765,356

		Total Real Estate Investment Trust	39,956,868

Technology—2.1%
49,300		Intl. Business Machines Corp.	5,724,716
160,700		Linear Technology Corp.	5,306,314
244,600		Pitney Bowes, Inc.	9,793,784

		Total Technology	20,824,814

Telecommunications—5.5%
1,288,300	[1]	AT&T, Inc.	53,838,057

		Total Common Stocks (cost $994,057,878)	976,173,743

MONEY MARKET FUNDS—2.9%
21,461,262	[3]	Fidelity Institutional Money Market Prime Portfolio, 4.86%	21,461,262
7,125,000	[3,4,5]	BlackRock Liquidity Series, LLC Money Market Series, 5.04%	7,125,000

		Total Money Market Funds (cost $28,586,262)	28,586,262

Contracts

OUTSTANDING CALL OPTIONS PURCHASED—0.0%
120,000	Citigroup, Inc., strike price $55, expires 11/16/07 (cost $30,396)	12

	Total investments before outstanding options written (cost $1,022,674,5366)	1,004,760,017

OUTSTANDING CALL OPTIONS WRITTEN—(1.4)%
(430)	3M Co., strike price $90, expires 11/02/07	(129)
(250)	Abbott Laboratories, strike price $55, expires 11/19/07	(21,250)
(235)	Abbott Laboratories, strike price $57.50, expires 11/19/07	(2,937)
(250)	Allstate Corp. (The), strike price $60, expires 11/19/07	(1,875)
(121,500)	Altria Group, Inc., strike price $71.25, expires 11/30/07	(297,359)
(121,500)	Altria Group, Inc., strike price $71.25, expires 12/21/07	(347,782)
(250)	Altria Group, Inc., strike price $71.50, expires 11/05/07	(36,428)
(35,000)	Altria Group, Inc., strike price $71.55, expires 12/14/07	(89,058)
(500)	Altria Group, Inc., strike price $72.50, expires 12/07/07	(82,560)
(57,700)	Anheuser-Busch Cos., Inc., strike price $53.10, expires 12/21/07	(54,867)

See Notes to Financial Statements.

16	ANNUAL REPORT	OCTOBER 31, 2007

Portfolio of Investments as of October 31, 2007	BlackRock Enhanced Dividend AchieversTM Trust (BDJ) (continued)
(Percentages shown are based on Net Assets)

Contracts	Description	Value

OUTSTANDING CALL OPTIONS WRITTEN—(cont’d)
(460)	Arthur J. Gallagher & Co., strike price $29.75, expires 01/08/08	$(10,327)
(530)	Arthur J. Gallagher & Co., strike price $30, expires 11/30/07	(21,025)
(500)	AT&T, Inc., strike price $41.25, expires 11/02/07	(33,555)
(20,000)	AT&T, Inc., strike price $41.50, expires 11/16/07	(22,078)
(78,500)	AT&T, Inc., strike price $41.75, expires 11/16/07	(76,451)
(113,000)	AT&T, Inc., strike price $42.04, expires 12/21/07	(164,155)
(192,000)	AT&T, Inc., strike price $42.42, expires 12/14/07	(224,832)
(2,000)	AT&T, Inc., strike price $42.50, expires 01/21/08	(324,000)
(78,500)	AT&T, Inc., strike price $42.82, expires 12/21/07	(88,022)
(45,100)	Atmos Energy Corp., strike price $29.29, expires 11/16/07	(10,111)
(45,100)	Atmos Energy Corp., strike price $29.29, expires 12/07/07	(7,617)
(130)	Atmos Energy Corp., strike price $30, expires 01/21/08	(3,250)
(370)	BancorpSouth, Inc., strike price $25, expires 12/24/07	(25,900)
(770)	BancorpSouth, Inc., strike price $25, expires 01/21/08	(113,575)
(1,775)	Bank of America Corp., strike price $52.50, expires 11/19/07	(13,312)
(800)	Bank of America Corp., strike price $52.50, expires 12/07/07	(19,704)
(100,000)	Bank of America Corp., strike price $53.55, expires 11/26/07	(9,870)
(1,775)	Bank of America Corp., strike price $55, expires 01/21/08	(39,938)
(878)	BB&T Corp., strike price $42.50, expires 12/24/07	(13,170)
(122,500)	BB&T Corp., strike price $43, expires 11/30/07	(22,675)
(501)	BB&T Corp., strike price $45, expires 12/24/07	(3,757)
(16,000)	Black Hills Corp., strike price $42.50, expires 11/16/07	(34,768)
(250)	Black Hills Corp., strike price $43.63, expires 11/05/07	(23,593)
(290)	Black Hills Corp., strike price $45, expires 12/24/07	(38,425)
(102)	Briggs & Stratton Corp., strike price $30, expires 11/19/07	(510)
(10)	Briggs & Stratton Corp., strike price $30, expires 01/19/08	(125)
(195)	Caterpillar, Inc., strike price $87, expires 11/13/07	(1,254)
(22,000)	Chemical Financial Corp., strike price $25.56, expires 12/07/07	(33,092)
(26,000)	Chemical Financial Corp., strike price $25.90, expires 01/18/08	(56,334)
(2,610)	Chevron Corp., strike price $85.25, expires 11/02/07	(1,635,139)
(360)	Chevron Corp., strike price $90, expires 12/24/07	(162,000)
(1,500)	Citigroup, Inc., strike price $50, expires 11/19/07	(5,250)
(1,000)	Citigroup, Inc., strike price $50, expires 12/24/07	(14,000)
(1,680)	Citigroup, Inc., strike price $52.50, expires 12/24/07	(11,760)
(600)	Citigroup, Inc., strike price $55, expires 11/13/07	(1)
(1,000)	Citigroup, Inc., strike price $55, expires 12/24/07	(3,000)
(60,000)	Citigroup, Inc., strike price $55.50, expires 11/16/07	(1)
(174,000)	Coca-Cola Co. (The), strike price $57.03, expires 12/21/07	(910,455)
(122,500)	Coca-Cola Co. (The), strike price $57.50, expires 11/30/07	(550,846)
(64,000)	Coca-Cola Co. (The), strike price $59.72, expires 01/18/08	(217,382)
(30,000)	Colonial Properties Trust, strike price $36.37, expires 11/30/07	(4,104)
(65,400)	Comerica, Inc., strike price $57.25, expires 11/30/07	(7,953)
(94)	Comerica, Inc., strike price $60, expires 01/21/08	(940)
(450)	Consolidated Edison, Inc., strike price $47.13, expires 01/08/08	(70,200)
(113,000)	Consolidated Edison, Inc., strike price $47.69, expires 12/21/07	(107,135)
(700)	Consolidated Edison, Inc., strike price $50, expires 11/19/07	(5,250)

Contracts	Description	Value

OUTSTANDING CALL OPTIONS WRITTEN—(cont’d)
(350)	Duke Realty Corp., strike price $35, expires 12/24/07	$(14,875)
(23,000)	Eli Lilly & Co., strike price $60, expires 11/30/07	(3,949)
(2,100)	Eli Lilly & Co., strike price $60, expires 01/21/08	(147,000)
(106,000)	Eli Lilly & Co., strike price $60.25, expires 11/16/07	(3,254)
(600)	Emerson Electric Co., strike price $50, expires 12/24/07	(228,000)
(235)	Exxon Mobil Corp., strike price $92, expires 11/30/07	(71,257)
(810)	Exxon Mobil Corp., strike price $95, expires 12/24/07	(192,375)
(36,300)	Fifth Third Bancorp, strike price $38.85, expires 12/28/07	(4,505)
(91,000)	Fifth Third Bancorp, strike price $40.25, expires 12/21/07	(4,286)
(350)	Fifth Third Bancorp, strike price $41.38, expires 11/02/07	—
(75)	Fifth Third Bancorp, strike price $45, expires 11/19/07	(562)
(60,000)	First Commonwealth Financial Corp., strike price $13.05, expires 11/16/07	(6,576)
(54,000)	First Commonwealth Financial Corp., strike price $13.05, expires 11/30/07	(13,624)
(900)	FirstMerit Corp., strike price $22.50, expires 12/24/07	(45,000)
(50,000)	FNB Corp., strike price $17.59, expires 12/03/07	(19,755)
(32,000)	FNB Corp., strike price $18.25, expires 12/14/07	(10,560)
(232)	Franklin Resources, Inc., strike price $140, expires 11/19/07	(21,460)
(200)	Freddie Mac, strike price $65, expires 11/19/07	(3,000)
(79,000)	Freddie Mac, strike price $66.38, expires 11/02/07	(1)
(790)	Fulton Financial Corp., strike price $16.63, expires 12/03/07	(14,678)
(320,000)	General Electric Co., strike price $40.75, expires 11/16/07	(308,320)
(135,000)	General Electric Co., strike price $40.75, expires 12/21/07	(210,803)
(100,000)	General Electric Co., strike price $41.50, expires 01/08/08	(144,080)
(50,000)	General Electric Co., strike price $42, expires 11/30/07	(29,205)
(1,081)	General Electric Co., strike price $42.50, expires 12/24/07	(72,968)
(40,000)	General Growth Properties, Inc., strike price $57, expires 12/18/07	(57,328)
(230)	Genuine Parts Co., strike price $49.75, expires 12/03/07	(24,074)
(470)	Genuine Parts Co., strike price $50, expires 11/19/07	(19,975)
(25,000)	HCP, Inc., strike price $33, expires 11/09/07	(31,513)
(135)	HCP, Inc., strike price $35, expires 11/19/07	(4,050)
(495)	HCP, Inc., strike price $35, expires 12/24/07	(45,788)
(64,000)	Healthcare Realty Trust, Inc., strike price $26.21, expires 12/28/07	(98,669)
(360)	Home Depot, Inc., strike price $40, expires 11/19/07	(2,700)
(350)	Home Depot, Inc., strike price $41.25, expires 11/23/07	(5,985)
(238)	Home Properties, Inc., strike price $55, expires 12/24/07	(23,205)
(60)	Home Properties, Inc., strike price $60, expires 01/21/08	(2,250)
(65,000)	Integrys Energy Group, Inc., strike price $52.50, expires 11/30/07	(129,389)
(41,400)	Integrys Energy Group, Inc., strike price $52.65, expires 12/21/07	(92,960)
(100)	Intl. Business Machines Corp., strike price $115, expires 12/24/07	(47,500)
(170)	Intl. Business Machines Corp., strike price $120, expires 01/21/08	(62,900)
(250)	Johnson & Johnson, strike price $65, expires 11/05/07	(8,287)
(910)	Johnson & Johnson, strike price $65, expires 12/28/07	(157,858)
(250)	KeyCorp, strike price $35, expires 11/19/07	(1,250)
(320)	KeyCorp, strike price $35, expires 12/24/07	(2,400)

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2007	17

Portfolio of Investments as of October 31, 2007	BlackRock Enhanced Dividend AchieversTM Trust (BDJ) (concluded) (Percentages shown are based on Net Assets)

Contracts	Description	Value

OUTSTANDING CALL OPTIONS WRITTEN—(cont’d)
(360)	Kimberly-Clark Corp., strike price $70.50, expires 01/08/08	$(87,116)
(840)	Kimberly-Clark Corp., strike price $71.38, expires 11/02/07	(14,221)
(160)	Kimco Realty Corp., strike price $45, expires 12/24/07	(12,400)
(225)	Kimco Realty Corp., strike price $47.75, expires 01/08/08	(10,287)
(25,000)	Lexington Realty Trust, strike price $21.79, expires 11/16/07	(827)
(15,000)	Liberty Property Trust, strike price $43.25, expires 12/21/07	(5,976)
(575)	Lincoln National Corp., strike price $70, expires 12/24/07	(27,313)
(250)	Lincoln National Corp., strike price $70, expires 01/21/08	(20,625)
(250)	Linear Technology Corp., strike price $35, expires 01/21/08	(18,750)
(250)	Linear Technology Corp., strike price $37, expires 12/07/07	(2,122)
(38,500)	Linear Technology Corp., strike price $38.40, expires 11/30/07	(5,629)
(342)	McDonald’s Corp., strike price $52.50, expires 12/24/07	(249,660)
(23,000)	McDonald’s Corp., strike price $55, expires 11/30/07	(116,371)
(494)	McDonald’s Corp., strike price $55, expires 12/24/07	(242,060)
(84,000)	Merck & Co., Inc., strike price $52.60, expires 11/16/07	(481,211)
(104,000)	Merck & Co., Inc., strike price $55, expires 12/21/07	(452,982)
(124)	Merck & Co., Inc., strike price $55, expires 01/21/08	(57,040)
(52,500)	Mercury General Corp., strike price $53.41, expires 11/02/07	(336)
(2,250)	National City Corp., strike price $25, expires 11/19/07	(90,000)
(40,000)	National Fuel Gas Co., strike price $47.21, expires 12/21/07	(112,404)
(30,000)	National Retail Properties, Inc., strike price $25, expires 11/16/07	(23,946)
(34,000)	National Retail Properties, Inc., strike price $26.22, expires 12/21/07	(24,704)
(122)	Old Republic Intl. Corp., strike price $20, expires 01/21/08	(1,525)
(460)	Otter Tail Corp., strike price $35, expires 12/24/07	(67,850)
(500)	Pfizer, Inc., strike price $25, expires 11/19/07	(8,750)
(720)	Pfizer, Inc., strike price $25, expires 12/24/07	(36,000)
(1,850)	Pfizer, Inc., strike price $25, expires 01/21/08	(138,750)
(1,500)	Pfizer, Inc., strike price $25.50, expires 11/30/07	(44,790)
(100,000)	Pfizer, Inc., strike price $25.50, expires 12/14/07	(35,020)
(117,000)	Pfizer, Inc., strike price $26, expires 12/21/07	(31,181)
(1,200)	Pfizer, Inc., strike price $26.50, expires 11/30/07	(8,796)
(550)	Pfizer, Inc., strike price $27.50, expires 01/21/08	(9,625)
(1,275)	Pinnacle West Capital Corp., strike price $40, expires 01/19/08	(235,875)
(20,000)	Pitney Bowes, Inc., strike price $47.11, expires 01/18/08	(3,160)
(379)	Pitney Bowes, Inc., strike price $47.13, expires 12/14/07	(1,281)
(27,000)	Pitney Bowes, Inc., strike price $48.10, expires 11/30/07	(235)
(500)	Pitney Bowes, Inc., strike price $48.13, expires 12/31/07	(4,500)
(30,000)	PPG Industries, Inc., strike price $76.85, expires 12/03/07	(41,355)
(175)	PPG Industries, Inc., strike price $80, expires 11/19/07	(2,187)
(475)	Procter & Gamble Co., strike price $71, expires 12/17/07	(62,121)
(1,500)	Progress Energy, Inc, strike price $47, expires 12/28/07	(275,325)
(660)	Progress Energy, Inc, strike price $48.50, expires 01/11/08	(86,882)
(950)	RPM Intl., Inc., strike price $23.25, expires 12/14/07	(62,596)
(54,600)	RPM Intl., Inc., strike price $23.80, expires 11/30/07	(31,324)
(440)	Stanley Works (The), strike price $60, expires 12/24/07	(62,700)

Contracts	Description	Value

OUTSTANDING CALL OPTIONS WRITTEN—(cont’d)
(40,000)	Sun Communities, Inc., strike price $33.30, expires 12/31/07	$(12,808)
(225)	SunTrust Banks, Inc., strike price $75, expires 12/24/07	(51,750)
(45,900)	SunTrust Banks, Inc., strike price $82.25, expires 11/30/07	(15,762)
(36,000)	T. Rowe Price Group, Inc., strike price $55, expires 11/13/07	(336,006)
(200)	T. Rowe Price Group, Inc., strike price $55, expires 12/24/07	(204,000)
(200)	T. Rowe Price Group, Inc., strike price $60, expires 01/21/08	(136,000)
(1,800)	U.S. Bancorp, strike price $34, expires 11/30/07	(89,388)
(1,000)	U.S. Bancorp, strike price $35, expires 01/21/08	(62,500)
(315)	U.S. Bancorp, strike price $35, expires 03/24/08	(37,800)
(1,560)	U.S. Bancorp, strike price $35, expires 12/24/07	(70,200)
(1,500)	U.S. Bancorp, strike price $36.50, expires 12/14/07	(25,035)
(210)	United Technologies Corp., strike price $75, expires 11/19/07	(48,825)
(275)	Universal Corp., strike price $55, expires 11/19/07	(6,875)
(41,000)	Universal Health Realty Income Trust, strike price $35.75, expires 11/16/07	(88,408)
(26,400)	Vectren Corp., strike price $28.15, expires 01/18/08	(33,325)
(23,000)	Vectren Corp., strike price $30, expires 11/30/07	(4,579)
(180)	VF Corp., strike price $90, expires 11/19/07	(20,250)
(180)	Washington Federal, Inc., strike price $25, expires 12/24/07	(10,350)
(161)	Washington Federal, Inc., strike price $25, expires 01/21/08	(12,880)
(45,300)	Washington Federal, Inc., strike price $26.40, expires 11/30/07	(5,499)
(300)	Washington Federal, Inc., strike price $26.50, expires 12/07/07	(4,674)
(12,000)	Washington Federal, Inc., strike price $26.66, expires 11/16/07	(275)
(1,015)	Washington Mutual, Inc., strike price $40, expires 01/21/08	(12,687)
(1,000)	Washington Mutual, Inc., strike price $41.50, expires 11/30/07	(110)
(10)	Washington Mutual, Inc., strike price $45, expires 01/21/08	(75)
(2,000)	Wells Fargo & Co., strike price $35, expires 12/24/07	(190,000)
(147,000)	Wells Fargo & Co., strike price $36.50, expires 12/28/07	(87,098)
(305,000)	Wells Fargo & Co., strike price $37.05, expires 11/30/07	(58,560)
(500)	Wells Fargo & Co., strike price $37.50, expires 01/21/08	(27,500)

	Total Outstanding Call Options Written (premium received $(13,869,236))	(13,424,287)

Total investments net of outstanding options written—100.7%		$991,335,730
Liabilities in excess of other assets—(0.7)%		(7,573,515)

Net Assets—100.0%		$983,762,215

[1]	Security, or a portion thereof, pledged as collateral for outstanding options written.
[2]	Security, or a portion of security, is on loan.
[3]	Represents current yield as of October 31, 2007.
[4]	Represents an investment in an affiliate.
[5]	Security purchased with the cash proceeds from securities loaned.
[6]

Cost for federal income tax purposes is $1,031,667,469. The net unrealized depreciation on a tax basis is $26,907,452, consisting of $53,630,714 gross unrealized appreciation and $80,538,166 gross unrealized depreciation.

For Trust compliance purposes, the Trust’s sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

See Notes to Financial Statements.

18	ANNUAL REPORT	OCTOBER 31, 2007

Portfolio of Investments as of October 31, 2007	BlackRock Strategic Dividend AchieversTM Trust (BDT)
(Percentages shown are based on Net Assets)

Shares	Description	Value

LONG-TERM INVESTMENTS—98.8%
Common Stocks—98.8%
Automotive—3.8%
182,400	Genuine Parts Co.	$8,950,368
75,300	Harsco Corp.	4,564,686
95,000	Superior Industries Intl., Inc.	1,919,950

	Total Automotive	15,435,004

Basic Materials—1.7%
172,000	RPM Intl., Inc.	3,685,960
108,600	Sonoco Products Co.	3,357,912

	Total Basic Materials	7,043,872

Building & Development—2.5%
111,500	ABM Industries, Inc.	2,622,480
312,600	Masco Corp.	7,527,408

	Total Building & Development	10,149,888

Consumer Products—14.8%
152,000	Avery Dennison Corp.	8,800,800
134,000	Clorox Co.	8,384,380
162,600	La-Z-Boy, Inc.	1,282,914
51,600	Lancaster Colony Corp.	2,072,772
123,450	Meridian Bioscience, Inc.	4,084,960
76,800	Polaris Industries, Inc.	3,777,024
129,000	Sherwin-Williams Co. (The)	8,245,680
69,800	Stanley Works (The)	4,016,990
195,500	SUPERVALU, INC.	7,575,625
65,900	Universal Corp.	3,211,966
103,300	VF Corp.	9,000,529

	Total Consumer Products	60,453,640

Energy—19.8%
50,400	American States Water Co.	2,290,680
216,500	Aqua America, Inc.	5,035,790
174,200	Atmos Energy Corp.	4,886,310
59,600	Black Hills Corp.	2,647,432
66,000	California Water Service Group	2,929,740
195,400	Consolidated Edison, Inc.	9,201,386
97,900	Integrys Energy Group, Inc.	5,267,999
146,000	MDU Resources Group, Inc.	4,111,360
85,200	MGE Energy, Inc.	2,854,200
100,600	National Fuel Gas Co.	4,878,094
47,000	New Jersey Resources Corp.	2,314,750
99,500	Otter Tail Corp.	3,446,680
166,500	Peidmont Natural Gas Co.	4,250,745
106,700	Pinnacle West Capital Corp.	4,310,680
181,400	Progress Energy, Inc.	8,707,200
151,200	UGI Corp.	4,024,944
182,200	Vectren Corp.	5,108,888
149,000	WGL Holdings, Inc.	5,054,080

	Total Energy	81,320,958

Financial Institutions—31.4%
73,900	Alfa Corp.	1,344,980
115,500	Arthur J. Gallagher & Co.	3,073,455
140,800	Associated Banc-Corp	4,063,488
138,300	Astoria Financial Corp.	3,594,417
180,473	BancorpSouth, Inc.	4,378,275
64,500	Bank of Hawaii Corp.	3,428,820
55,679	Chemical Financial Corp.	1,391,975
190,842	Cincinnati Financial Corp.	7,591,695
151,100	Comerica, Inc.	7,053,348
101,200	Commerce Group, Inc.	3,692,788
105,000	Community Bank System, Inc.	2,195,550
41,940	Erie Indemnity Co., Class A	2,386,386
84,400	First Charter Corp.	2,557,320
186,000	First Commonwealth Financial Corp.	2,137,140
61,000	First Financial Holdings, Inc.	1,761,680

Shares	Description	Value

Financial Institutions—(cont’d)
174,400	FirstMerit Corp.	$3,697,280
140,000	FNB Corp.	2,326,800
244,125	Fulton Financial Corp.	3,200,479
67,800	Harleysville Group, Inc.	2,113,326
43,348	Harleysville National Corp.	653,254
77,400	M&T Bank Corp.	7,699,752
196,400	Marshall & Ilsley Corp.	8,386,280
73,600	Mercury General Corp.	3,776,416
204,045	Old National Bancorp	3,409,592
211,000	Old Republic Intl. Corp.	3,234,630
38,805	Park National Corp.	3,075,684
243,200	People’s United Financial, Inc.	4,324,096
59,800	S&T Bancorp, Inc.	1,980,576
96,600	Sterling Bancorp	1,419,054
78,900	Susquehanna Bancshares, Inc.	1,591,413
285,400	Synovus Financial Corp.	7,523,144
150,000	TCF Financial Corp.	3,415,500
98,400	United Bankshares, Inc.	2,981,520
183,886	Valley National Bancorp	3,765,985
161,810	Washington Federal, Inc.	3,909,330
68,400	WesBanco, Inc.	1,577,988
112,200	Wilmington Trust Corp.	4,080,714

	Total Financial Institutions	128,794,130

Health Care—0.9%
64,000	Hillenbrand Industries, Inc.	3,534,080

Industrials—7.4%
146,500	Bemis Co., Inc.	4,125,440
193,300	Leggett & Platt, Inc.	3,755,819
162,000	LSI Industries, Inc.	3,061,800
74,600	McGrath RentCorp	2,557,288
97,600	Vulcan Materials Co.	8,345,776
92,000	W.W. Grainger, Inc.	8,272,640

	Total Industrials	30,118,763

Media—2.5%
165,100	Gannet Co., Inc.	7,001,891
169,800	New York Times Co. (The)	3,321,288

	Total Media	10,323,179

Real Estate Investment Trust—10.3%
94,000	CBL & Associates Properties, Inc.	3,112,340
67,000	Colonial Properties Trust	2,099,110
91,000	Duke Realty Corp.	2,925,650
44,400	EastGroup Properties, Inc.	2,116,992
97,300	HCP, Inc.	3,312,092
63,600	Healthcare Realty Trust, Inc.	1,681,584
132,000	Lexington Realty Trust	2,612,280
71,500	Liberty Property Trust	2,689,830
148,200	National Retail Properties, Inc.	3,756,870
122,700	Realty Income Corp.	3,624,558
86,500	Sun Communities, Inc.	2,638,250
120,800	United Dominion Realty Trust, Inc.	2,867,792
89,200	Universal Health Realty Income Trust	3,297,724
70,500	Washington Real Estate Investment Trust	2,483,010
81,150	Weingarten Realty Investors	3,104,799

	Total Real Estate Investment Trust	42,322,881

Technology—3.7%
222,800	Linear Technology Corp.	7,356,856
197,700	Pitney Bowes, Inc.	7,915,908

	Total Technology	15,272,764

	Total Common Stocks
	(cost $369,705,449)	404,769,159

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2007	19

Portfolio of Investments as of October 31, 2007	BlackRock Strategic Dividend AchieversTM Trust (BDT) (concluded)
(Percentages shown are based on Net Assets)

Shares		Description	Value

MONEY MARKET FUND—1.2%
4,951,827	[1]	Fidelity Institutional Money Market Prime Portfolio, 4.86% (cost $4,951,827)	$4,951,827

Total investments—100% (cost $374,657,2762)			$409,720,986
Liabilities in excess of other assets—0.0%			(74,745)

Net Assets—100.0%			$409,646,241

[1]	Represents current yield as of October 31, 2007.
[2]

Cost for federal income tax purposes is $373,348,411. The net unrealized appreciation on a tax basis is $36,372,575, consisting of $57,471,904 gross unrealized appreciation and $21,099,329 gross unrealized depreciation.

For Trust compliance purposes, the Trust’s sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

See Notes to Financial Statements.

20	ANNUAL REPORT	OCTOBER 31, 2007

Portfolio of Investments as of October 31, 2007	BlackRock EcoSolutions Investment Trust (BQR)
(Percentages shown are based on Net Assets)

Shares		Description	Value

LONG-TERM INVESTMENTS—82.4%
Common Stocks—82.4%
Agriculture—4.8%
160,000		ABB Grain Ltd.	$1,126,322
60,000	[1]	Archer Daniels Midland Co.	2,146,800
2,500	[2]	BrasilAgro - Companhia Brasileira de Propriedades Agricolas	1,690,117
30,000	[1]	Bunge Ltd.	3,455,700
75,000	[1]	Cresud S.A. (ADR)	1,851,000
500,000		IOI Corp. Bhd	1,140,720

		Total Agriculture	11,410,659

Auto Parts & Equipment—0.6%
30,000	[1]	Johnson Controls, Inc.	1,311,600

Biotechnology—0.6%
13,500		Novozymes A/S	1,475,370

Building Materials—0.2%
20,000	[2]	Kingspan Group Plc	477,235

Chemicals—18.9%
30,000	[1]	Agrium, Inc.	1,907,100
20,000	[1]	CF Industries Holdings, Inc.	1,758,000
20,000		Incitec Pivot Ltd.	1,661,149
67,000		Israel Chemicals Ltd.	741,390
40,000		Johnson Matthey Plc	1,488,983
7,500		K+S AG	1,572,340
117,000	[2]	Makhteshim-Agan Industries Ltd.	1,126,079
45,000	[1]	Monsanto Co.	4,393,350
59,750	[1,2]	Mosaic Co. (The)	4,170,550
100,000		Nufarm Ltd.	1,465,190
40,000	[1]	Potash Corp. of Saskatchewan	4,912,800
4,000,000		Sinofert Holdings Ltd.	3,773,129
10,000		Syngenta AG	2,418,937
54,929		Umicore	13,733,980

		Total Chemicals	45,122,977

Commercial Services—0.5%
35,000	[1,2]	Quanta Services, Inc.	1,155,000

Electric—6.2%
40,000	[1]	FPL Group, Inc.	2,736,800
458,000		Hera S.p.A.	2,061,371
160,000		Iberdrola S.A.	2,581,069
25,000	[1]	Ormat Technologies, Inc.	1,348,250
19,100		RWE AG	2,609,230
51,600		Suez S.A.	3,366,472

		Total Electric	14,703,192

Electrical Components & Equipment—5.4%
65,000	[1,2]	American Superconductor Corp.	1,764,750
75,000		Gamesa Corp. Tecnologica S.A.	3,817,085
13,800	[2]	General Cable Corp.	993,462
17,500	[2]	Nordex AG	901,636
60,000	[2]	Vestas Wind Systems A/S	5,382,806

		Total Electrical Components & Equipment	12,859,739

Electronics—3.1%
51,100	[1,2]	Itron, Inc.	5,492,739
63,100	[1]	Watts Water Technologies, Inc.	1,793,933

		Total Electronics	7,286,672

Energy-Alternate Sources—7.8%
350,099	[2]	D1 Oils Plc	1,350,562
10,000	[1,2]	First Solar, Inc.	1,588,100
30,000	[2]	Q-Cells AG	3,835,649
45,000	[2]	Renewable Energy Corp. ASA	2,311,340
72,500		Solarworld AG	4,921,482
25,000	[1,2]	Sunpower Corp., Class A	3,161,500
25,000		Suntech Power Holdings Co. Ltd. (ADR)	1,472,250

		Total Energy-Alternate Sources	18,640,883

Shares		Description	Value

Engineering & Construction—2.1%
5,000		Acciona S.A.	$1,547,452
13,500	[1,2]	Layne Christensen Co.	768,690
35,000	[1,2]	Shaw Group, Inc. (The)	2,611,000

		Total Engineering & Construction	4,927,142

Environmental Control—6.4%
4,356,000	[2]	China Water Affairs Group Ltd.	3,127,145
60,000	[2]	Christ Water Technology AG	1,259,995
844,000		Hyflux Ltd.	2,139,399
79,400		Kurita Water Industries Ltd.	2,652,433
88,300	[1]	Nalco Holding Co.	2,195,138
108,900	[1,2]	Tetra Tech, Inc.	2,542,815
2,180,000		Tianjin Capital Environmental Protection	1,443,640

		Total Environmental Control	15,360,565

Food—1.3%
60,000		Orkla ASA	1,121,778
100,000		Sao Martinho S.A.	1,298,934
50,000	[1,2]	SunOpta, Inc.	749,000

		Total Food	3,169,712

Forest Products & Paper—2.4%
11,500	[1]	Aracruz Celulose S.A. (ADR)	884,235
50,000	[1]	Plum Creek Timber Co., Inc. (REIT)	2,233,500
11,533	[2]	Precious Woods Holding AG	1,509,463
25,000	[1]	Rayonier, Inc. (REIT)	1,207,250

		Total Forest Products & Paper	5,834,448

Investment Company—0.4%
40,000	[2]	Climate Exchange Plc	1,002,985

Machinery—3.3%
59,550	[1,2]	AGCO Corp.	3,553,944
20,000	[1]	CNH Global N.V.	1,311,600
15,000	[1]	Deere & Co.	2,323,500
20,500	[1]	IDEX Corp.	726,110

		Total Machinery	7,915,154

Metal Fabricate/Hardware—0.8%
183,900	[1]	Mueller Water Products, Inc.	1,945,662

Miscellaneous Manufacturing—1.3%
57,600	[1]	Pentair, Inc.	2,038,464
15,100	[1]	Roper Industries, Inc.	1,069,231

		Total Miscellaneous Manufacturing	3,107,695

Oil & Gas—1.3%
12,500	[1,2]	Cheniere Energy, Inc.	506,250
50,000		Sasol Ltd.	2,555,342

		Total Oil & Gas	3,061,592

Semiconductors—0.6%
20,000	[1,2]	MEMC Electronic Materials, Inc.	1,464,400

Transportation—0.6%
88,000		All America Latina Logistica S.A.	1,393,234

Water—13.8%
57,500	[1]	American States Water Co.	2,613,375
140,100	[1]	Aqua America, Inc.	3,258,726
39,400	[1]	Artesian Resources Corp., Class A	745,054
81,700		Athens Water Supply & Sewage Co S.A. (The)	1,054,805
58,300	[1]	California Water Service Group	2,587,937
54,000		Cia de Saneamento Basico do Estado de Sao Paulo	1,407,841
107,000		Cia de Saneamento de Minas Gerais-COPASA	2,009,361
1,000,000		Inversiones Aguas Metropolitanas S.A.	1,237,950
116,800		Kelda Group Plc	2,310,438
4,160,000		Manila Water Co., Inc.	1,640,149
392,100		Northumbrian Water Group Plc	2,686,198
195,700		Pennon Group Plc	2,562,530
104,100		Severn Trent Plc	3,145,482
59,200	[1]	Southwest Water Co.	764,864
108,000		United Utilities Plc	1,641,995

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2007	21

Portfolio of Investments as of October 31, 2007	BlackRock EcoSolutions Investment Trust (BQR) (continued)
(Percentages shown are based on Net Assets)

Shares	Description	Value

Water—(cont’d)
37,000	Veolia Environnement	$3,312,546

	Total Water	32,979,251

	Total Common Stocks (cost $180,873,888)	196,605,167

SHORT-TERM INVESTMENTS—17.9%
Money Market Fund—5.0%
11,942,586 [3]	Fidelity Institutional Money Market Prime Portfolio, 4.86%	11,942,586

Principal Amount

U.S. Government and Agency Discount Notes—12.9%
$30,700,000 [4]	Federal Home Loan Bank Disc. Notes, 4.40% 11/01/07	30,700,000

	Total Short-Term Investments (cost $42,642,586)	42,642,586

Contracts

OUTSTANDING CALL OPTIONS PURCHASED—2.8%
45,000	All America Latina Logistica S.A., strike price $0.0001, expires 12/27/07	715,235
1,500	BrasilAgro - Companhia Brasileira de Propriedades Agricolas, strike price $0.000001, expires 12/27/07	1,014,333
30,000	Christ Water Technology AG, strike price 0.001 EUR, expires 01/09/08	623,301
27,000	Cia de Saneamento Basico do Estado de Sao Paulo, strike price $0.001, expires 12/27/07	696,441
53,000	Cia de Saneamento de Minas Gerais-COPASA, strike price $0.001, expires 12/27/07	995,520
150,000	D1 Oils Plc, strike price 0.0001 GBP, expires 01/09/08	537,755
500,000	Inversiones Aguas Metropolitanas S.A., strike price 0.0001 CLP, expires 12/27/07	618,975
33,000	Israel Chemicals Ltd., strike price 0.00001 ILS, expires 12/27/07	363,142
58,000	Makhteshim-Again Industries Ltd., strike price 0.0001 ILS, expires 12/27/07	554,909
50,000	Sao Martinho S.A., strike price $0.0001, expires 12/27/07	650,210

	Total Outstanding Call Options Purchased (cost $6,573,010)	6,769,821

	Total investments before outstanding options written (cost $230,089,4845)	246,017,574

OUTSTANDING OPTIONS WRITTEN—(2.0)%
OUTSTANDING CALL OPTIONS WRITTEN—(1.9)%
(1,500)	Acciona S.A., strike price 210.53 EUR, expires 12/06/07	(28,798)
(100)	AGCO Corp., strike price $55, expires 11/19/07	(52,500)
(100)	AGCO Corp., strike price $55, expires 12/24/07	(67,500)
(60)	Agrium, Inc., strike price $55, expires 11/19/07	(54,000)
(45,000)	All America Latina Logistica S.A., strike price $28.26, expires 12/27/07	(41,562)
(20,000)	American States Water Co., strike price $44.32, expires 12/14/07	(60,990)
(200)	American Superconductor Corp., strike price $25, expires 11/19/07	(58,500)
(460)	Aqua America, Inc., strike price $24, expires 12/14/07	(19,237)
(70)	Aracruz Celulose S.A. (ADR), strike price $75, expires 11/19/07	(21,700)
(200)	Archer Daniels Midland Co., strike price $35, expires 11/19/07	(30,000)
(13,000)	Artesian Resources Corp., Class A, strike price $19.53, expires 12/21/07	(3,817)

Contracts	Description	Value

OUTSTANDING CALL OPTIONS WRITTEN—(cont’d)
(27,000)	Athens Water Supply & Sewage Co S.A. (The), strike price 9.10 EUR, expires 12/06/07	$(9,793)
(1,500)	BrasilAgro - Companhia Brasileira de Propriedades Agricolas, strike price $12.36, expires 12/27/07	(60,682)
(10,000)	Bunge Ltd., strike price $108, expires 12/14/07	(102,412)
(20,000)	California Water Service Group, strike price $43.40, expires 12/07/07	(67,470)
(25)	CF Industries Holdings, Inc., strike price $80, expires 01/21/08	(38,000)
(40)	Cheniere Energy, Inc., strike price $40, expires 11/19/07	(6,000)
(1,400,000)	China Water Affairs Group Ltd., strike price 5.24 HKD, expires 12/11/07	(108,889)
(30,000)	Christ Water Technology AG, strike price 14.92 EUR, expires 01/09/08	(24,683)
(27,000)	Cia de Saneamento Basico do Estado de Sao Paulo, strike price $46.65, expires 12/27/07	(35,084)
(53,000)	Cia de Saneamento de Minas Gerais-COPASA, strike price $33.10, expires 12/27/07	(59,270)
(13,000)	Climate Exchange Plc, strike price 16.15 GBP, expires 12/06/07	(1,646)
(60)	CNH Global N.V., strike price $60, expires 11/19/07	(37,200)
(25,000)	Cresud S.A. (ADR), strike price $23.79, expires 12/14/07	(55,893)
(150,000)	D1 Oils Plc, strike price 1.81 GBP, expires 01/09/08	(51,213)
(50)	Deere & Co., strike price $150, expires 11/19/07	(37,750)
(16)	First Solar, Inc., strike price $140, expires 11/19/07	(34,960)
(16)	First Solar, Inc., strike price $140, expires 12/24/07	(34,960)
(100)	FPL Group, Inc., strike price $65, expires 12/24/07	(47,500)
(25,000)	Gamesa Corp. Tecnologica S.A., strike price 30.35 EUR, expires 12/06/07	(177,530)
(50)	General Cable Corp., strike price $75, expires 12/24/07	(22,500)
(151,000)	Hera S.p.A., strike price 3.07 EUR, expires 12/12/07	(20,757)
(280,000)	Hyflux Ltd., strike price 3.66 SGD, expires 12/11/07	(47,609)
(50,000)	Iberdrola S.A., strike price 10.81 EUR, expires 12/12/07	(37,872)
(60)	IDEX Corp., strike price $40, expires 11/19/07	(2,400)
(500,000)	Inversiones Aguas Metropolitanas S.A., strike price 634.09 CLP, expires 12/27/07	(12,925)
(165,000)	IOI Corp. Bhd, strike price $6.61, expires 12/11/07	(51,975)
(33,000)	Israel Chemicals Ltd., strike price 41.66 ILS, expires 12/27/07	(15,331)
(140)	Itron, Inc., strike price $100, expires 11/19/07	(133,000)
(120)	Itron, Inc., strike price $100, expires 12/14/07	(130,543)
(100)	Johnson Controls, Inc., strike price $45, expires 12/24/07	(15,250)
(13,200)	Johnson Matthey Plc, strike price 16.80 GBP, expires 12/12/07	(40,931)
(20)	K+S AG, strike price 135 EUR, expires 12/21/07	(26,508)
(38,500)	Kelda Group Plc, strike price 9.09 GBP, expires 12/06/07	(44,582)
(6,000)	Kingspan Group Plc, strike price 18.16 EUR, expires 12/06/07	(3,022)
(26,200)	Kurita Water Industries Ltd., strike price 3,882.65 JPY, expires 12/11/07	(51,262)
(58,000)	Makhteshim-Agan Industries Ltd., strike price 37.21 ILS, expires 12/27/07	(31,029)
(30)	MEMC Electronic Materials, Inc., strike price $65, expires 11/19/07	(26,250)
(30)	MEMC Electronic Materials, Inc., strike price $70, expires 11/19/07	(14,700)
(100)	Monsanto Co., strike price $90, expires 11/19/07	(85,500)
(50)	Monsanto Co., strike price $95, expires 11/19/07	(23,250)
(150)	Mosaic Co. (The), strike price $65, expires 11/19/07	(93,000)
(60,000)	Mueller Water Products, Inc., strike price $12, expires 12/14/07	(6,672)
(290)	Nalco Holding Co., strike price $30, expires 11/19/07	(7,975)
(5,000)	Nordex AG, strike price 36.79 EUR, expires 12/06/07	(15,355)

See Notes to Financial Statements.

22	ANNUAL REPORT	OCTOBER 31, 2007

Portfolio of Investments as of October 31, 2007	BlackRock EcoSolutions Investment Trust (BQR) (continued) (Percentages shown are based on Net Assets)

Contracts	Description	Value

OUTSTANDING CALL OPTIONS WRITTEN—(cont’d)
(130,000)	Northumbrian Water Group Plc, strike price 3.34 GBP, expires 12/06/07	$(30,031)
(5,100)	Novozymes A/S, strike price 648.39 DKK, expires 12/12/07	(3,994)
(19,800)	Orkla ASA, strike price 96.60 NOK, expires 12/12/07	(21,182)
(80)	Ormat Technologies, Inc., strike price $50, expires 11/19/07	(34,000)
(64,600)	Pennon Group Plc, strike price 6.22 GBP, expires 12/06/07	(33,164)
(19,000)	Pentair, Inc., strike price $34.09, expires 12/07/07	(40,105)
(100)	Plum Creek Timber Co., Inc. (REIT), strike price $45, expires 12/24/07	(11,500)
(100)	Potash Corp. of Saskatchewan, strike price $125, expires 12/24/07	(86,000)
(10,000)	Q-Cells AG, strike price 81.11 EUR, expires 12/06/07	(142,523)
(115)	Quanta Services, Inc., strike price $30, expires 11/19/07	(39,100)
(7,500)	Rayonier, Inc. (REIT), strike price $48.08, expires 12/21/07	(21,914)
(15,000)	Renewable Energy Corp. AS, strike price 260.10 NOK, expires 12/12/07	(73,568)
(5,000)	Roper Industries, Inc., strike price $67.27, expires 12/14/07	(26,839)
(6,300)	RWE AG, strike price 88.46 EUR, expires 12/06/07	(59,889)
(50,000)	Sao Martinho S.A., strike price $21.76, expires 12/27/07	(62,935)
(16,500)	Sasol Ltd., strike price 340.17 ZAR, expires 12/12/07	(32,427)
(34,400)	Severn Trent Plc, strike price 14.44 GBP, expires 12/06/07	(32,674)
(50)	Shaw Group, Inc. (The), strike price $60, expires 11/19/07	(75,250)
(50)	Shaw Group, Inc. (The), strike price $70, expires 11/19/07	(33,750)
(100,000)	Sinofert Holdings Ltd., strike price 6.27 HKD, expires 12/11/07	(14,591)
(20,000)	Solarworld AG, strike price 42.76 EUR, expires 12/06/07	(149,799)
(80)	Solarworld AG, strike price 45 EUR, expires 12/21/07	(13,659)
(19,500)	Southwest Water Co., strike price $13.23, expires 12/14/07	(15,503)
(17,000)	Suez S.A., strike price 42.05 EUR, expires 12/06/07	(82,445)
(165)	SunOpta, Inc., strike price $15, expires 12/24/07	(16,913)
(40)	Sunpower Corp., Class A, strike price $90, expires 11/19/07	(146,000)
(40)	Sunpower Corp., Class A, strike price $90, expires 12/24/07	(150,200)
(75)	Suntech Power Holdings Co. Ltd. (ADR), strike price $45, expires 12/24/07	(112,125)
(3,300)	Syngenta AG, strike price 253.26 CHF, expires 12/06/07	(74,916)
(360)	Tetra Tech, Inc., strike price $22.50, expires 12/24/07	(63,000)
(480,000)	Tianjin Capital Environmental Protection, strike price 4.85 HKD, expires 01/29/08	(49,584)
(25,000)	Umicore, strike price 179.50 EUR, expires 11/16/07	(93,398)
(35,600)	United Utilities Plc, strike price 7.16 GBP, expires 12/06/07	(19,794)
(12,200)	Veolia Environnement, strike price 60.78 EUR, expires 12/06/07	(37,635)
(16,500)	Vestas Wind Systems A/S, strike price 446.60 DKK, expires 12/06/07	(106,925)
(21,000)	Watts Water Technologies, Inc., strike price $33.04, expires 12/21/07	(10,807)

	Total Outstanding Call Options Written (premium received $(2,617,220))	(4,407,876)

OUTSTANDING PUT OPTIONS WRITTEN—(0.1)%
(900)	Acciona S.A., strike price 192.38 EUR, expires 11/12/07	(988)
(125)	AGCO Corp., strike price $50, expires 11/19/07	(1,250)
(50)	Agrium, Inc., strike price $50, expires 11/19/07	(500)

Contracts	Description	Value

OUTSTANDING PUT OPTIONS WRITTEN—(cont’d)
(100)	American Superconductor Corp., strike price $20, expires 11/19/07	$(1,000)
(100)	Aqua America, Inc., strike price $22.50, expires 11/19/07	(2,750)
(20)	Aracruz Celulose S.A. (ADR), strike price $70, expires 11/19/07	(650)
(10,000)	Archer Daniels Midland Co., strike price $32.05, expires 11/16/07	(2,608)
(9,000)	Athens Water Supply & Sewage Co S.A. (The), strike price 8.66 EUR, expires 11/12/07	(1,289)
(40)	Bunge Ltd., strike price $105, expires 11/19/07	(2,600)
(35)	CF Industries Holdings, Inc., strike price $70, expires 11/19/07	(1,400)
(25)	CF Industries Holdings, Inc., strike price $75, expires 11/19/07	(2,125)
(485,000)	China Water Affairs Group Ltd., strike price 4.95 HKD, expires 11/07/07	(1,458)
(7,500)	Climate Exchange Plc, strike price 14.74 GBP, expires 11/12/07	(42,873)
(40)	CNH Global N.V., strike price $60, expires 11/19/07	(2,600)
(10,000)	D1 Oils Plc, strike price 1.65 GBP, expires 11/12/07	(229)
(25)	Deere & Co., strike price $140, expires 11/19/07	(1,938)
(15)	First Solar, Inc., strike price $120, expires 11/19/07	(825)
(60)	FPL Group, Inc., strike price $60, expires 11/19/07	(900)
(13,500)	Gamesa Corp. Tecnologica S.A., strike price 28.80 EUR, expires 11/12/07	(8)
(30)	General Cable Corp., strike price $70, expires 11/19/07	(9,750)
(28,800)	Iberdrola S.A., strike price 10.14 EUR, expires 11/12/07	(83)
(50)	Itron, Inc., strike price $90, expires 11/19/07	(2,500)
(10)	Johnson Controls, Inc., strike price $100, expires 11/19/07	(300)
(7,200)	Johnson Matthey Plc, strike price 16.38 GBP, expires 11/12/07	(581)
(1,350)	K+S AG, strike price 124.61 EUR, expires 11/12/07	(704)
(12,500)	Kelda Group Plc, strike price 8.55 GBP, expires 11/12/07	(52)
(3,600)	Kingspan Group Plc, strike price 16.17 EUR, expires 11/12/07	(2,018)
(8,800)	Kurita Water Industries Ltd., strike price 3,665.20 JPY, expires 11/12/07	(3,328)
(570,000)	Manila Water Co., Inc., strike price $15.44, expires 11/07/07	(38,817)
(25)	MEMC Electronic Materials, Inc., strike price $60, expires 11/19/07	(312)
(60)	Monsanto Co., strike price $85, expires 11/19/07	(750)
(100)	Mosaic Co. (The), strike price $50, expires 11/19/07	(1,000)
(50)	Mosaic Co. (The), strike price $60, expires 11/19/07	(2,250)
(20,000)	Mueller Water Products, Inc., strike price $10.75, expires 11/16/07	(7,776)
(3,100)	Nordex AG, strike price 35.08 EUR, expires 11/12/07	(5,782)
(38,800)	Northumbrian Water Group Plc, strike price 3.15 GBP, expires 11/12/07	(1,952)
(20,000)	Nufarm Ltd., strike price 13.51 AUD, expires 11/07/07	(75)
(12,000)	Orkla ASA, strike price 95.84 NOK, expires 11/12/07	(1,986)
(19,500)	Pennon Group Plc, strike price 5.97 GBP, expires 11/12/07	(1,103)
(10,000)	Pentair, Inc., strike price $32.50, expires 11/01/07	—
(50)	Plum Creek Timber Co., Inc. (REIT), strike price $45, expires 11/19/07	(7,125)
(50)	Potash Corp. of Saskatchewan, strike price $100, expires 11/19/07	(1,250)
(30)	Q-Cells AG, strike price 70 EUR, expires 11/16/07	(8,496)
(60)	Quanta Services, Inc., strike price $25, expires 11/19/07	(600)
(30)	Rayonier, Inc. (REIT), strike price $45, expires 11/19/07	(1,050)
(9,000)	Renewable Energy Corp. ASA, strike price 247.45 NOK, expires 11/12/07	(2,492)
(20)	Roper Industries, Inc., strike price $65, expires 11/19/07	(650)

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2007	23

Portfolio of Investments as of October 31, 2007	BlackRock EcoSolutions Investment Trust (BQR) (concluded) (Percentages shown are based on Net Assets)

Contracts	Description	Value

OUTSTANDING PUT OPTIONS WRITTEN—(cont’d)
(1,900)	RWE AG, strike price 86.51 EUR, expires 11/12/07	$(104)
(9,400)	Severn Trent Plc, strike price 13.88 GBP, expires 11/12/07	(825)
(53)	Shaw Group, Inc. (The), strike price $55, expires 11/19/07	(928)
(800,000)	Sinofert Holdings Ltd., strike price 6.35 HKD, expires 11/07/07	(712)
(200)	Solarworld AG, strike price 39 EUR, expires 11/16/07	(18,831)
(60)	Suez S.A., strike price 41 EUR, expires 11/16/07	(565)
(100)	SunOpta, Inc., strike price $15, expires 11/19/07	(6,500)
(40)	Sunpower Corp., Class A, strike price $80, expires 11/19/07	(500)
(25)	Suntech Power Holdings Co. Ltd. (ADR), strike price $40, expires 11/19/07	(312)
(1,800)	Syngenta AG, strike price 245.25 CHF, expires 11/12/07	(89)
(15,000)	Tetra Tech, Inc., strike price $21.50, expires 11/01/07	—
(240,000)	Tianjin Capital Environmental Protection, strike price 4.82 HKD, expires 11/08/07	(2,493)
(10,000)	United Utilities Plc, strike price 6.92 GBP, expires 11/12/07	(299)
(50)	Veolia Environnement, strike price 60 EUR, expires 11/16/07	(5,504)
(9,000)	Vestas Wind Systems A/S, strike price 406.70 DKK, expires 11/12/07	(1,829)
(100)	Watts Water Technologies, Inc., strike price $30, expires 11/19/07	(18,750)

	Total Outstanding Put Options Written (premium received $(639,605))	(229,014)

	Total Outstanding Options Written (premium received $(3,256,825))	(4,636,890)

Total investments net of outstanding options written—101.1%		$241,380,684
Liabilities in excess of other assets—(1.1)%		(2,649,875)

Net Assets—100.0%		$238,730,809

[1]	Security, or a portion thereof, has been pledged as collateral for outstanding options written.
[2]	Non-income producing security.
[3]	Represents current yield as of October 31, 2007.
[4]	Rate shown is the yield to maturity as of the date of purchase.
[5]

Cost for federal income tax purposes is $230,101,262. The net unrealized appreciation on a tax basis is $15,916,312, consisting of $17,593,534 gross unrealized appreciation and $1,677,222 gross unrealized depreciation.

See Notes to Financial Statements.

24	ANNUAL REPORT	OCTOBER 31, 2007

Portfolio of Investments as of October 31, 2007	BlackRock Global Energy and Resources Trust (BGR)
(Percentages shown are based on Net Assets)

Shares		Description	Value

LONG-TERM INVESTMENTS—92.4%
Common Stocks—92.4%
Chemicals—1.3%
121,500		Potash Corp. of Saskatchewan	$14,922,630

Coal—9.0%
287,200	[1]	Arch Coal, Inc.	11,775,200
537,200	[1]	Consol Energy, Inc.	30,351,800
348,770		Natural Resources Partners LP	11,893,057
430,000		Peabody Energy Corp.	23,972,500
281,300		Penn Virginia GP Holdings LP	9,282,900
481,900		Penn Virginia Resource Partners LP	13,883,539

		Total Coal	101,158,996

Electric—1.1%
77,800	[1,2]	Dominion Resources, Inc.	7,128,814
122,900	[3]	NRG Energy, Inc.	5,611,614

		Total Electric	12,740,428

Gas—1.0%
4,514		AltaGas Utility Group, Inc.	32,876
613,800		Keyera Facilities Income Fund	10,877,057

		Total Gas	10,909,933

Metal Fabricate/Hardware—1.4%
260,100		Norsk Hydro ASA	3,823,827
104,600		Tenaris S.A. (ADR)	5,627,480
20,400		Vallourec	5,940,489

		Total Metal Fabricate/Hardware	15,391,796

Mining—5.5%
207,100		BHP Billiton Ltd. (ADR)	18,071,546
104,800		Cameco Corp.	5,140,440
247,736		Goldcorp, Inc.	8,702,966
355,828	[3]	NovaGold Resources, Inc.	6,689,566
40,880		Rio Tinto Plc	3,833,528
7,300		Rio Tinto Plc (ADR)	2,737,500
146,700	[3]	Silver Wheaton Corp.	2,474,829
132,600		Teck Cominco Ltd., Class B	6,640,879
470,700		Zinifex Ltd.	7,449,117

		Total Mining	61,740,371

Oil & Gas—40.9%
160,900		Apache Corp.	16,703,029
364,000		ARC Energy Trust	8,234,457
489,200		Baytex Energy Trust	10,491,920
924,373		BG Group Plc	17,138,661
86,600	[3,4]	Bill Barrett Corp.	4,052,880
108,000		Bonavista Energy Trust	3,641,349
73,900		Cabot Oil & Gas Corp.	2,933,091
140,500	[1]	Canadian Natural Resources Ltd.	11,689,600
295,400	[1,4]	Chesapeake Energy Corp.	11,662,392
211,200	[3]	Compton Petroleum Corp.	1,862,379
93,900		ConocoPhillips	7,977,744
70,600		Devon Energy Corp.	6,594,040
76,000		Diamond Offshore Drilling, Inc.	8,605,480
84,700		EnCana Corp.	5,903,590
124,800		ENSCO Intl., Inc.	6,925,152
308,600	[4]	EOG Resources, Inc.	27,341,960
130,600		EV Energy Partner LP	5,030,712
417,800	[3,4]	EXCO Resources, Inc.	7,052,464
122,900		Exxon Mobil Corp.	11,305,571
347,400		Focus Energy Trust	6,935,864
219,900	[3]	Forest Oil Corp.	10,684,941
115,100		GlobalSantaFe Corp.	9,326,553
412,100		Helmerich & Payne, Inc.	13,030,602
100,000		Hess Corp.	7,161,000
186,200		Marathon Oil Corp.	11,010,006
291,400	[3,4]	Newfield Exploration Co.	15,688,976
319,300		Nexen, Inc.	10,812,901

Shares		Description	Value

Oil & Gas—(cont’d)
255,200		Noble Corp.	$13,512,840
145,900		Noble Energy, Inc.	11,167,186
193,200		Occidental Petroleum Corp.	13,340,460
263,800		Petroleo Brasileiro S.A. (ADR)	25,227,194
83,600		Precision Drilling Trust	1,524,864
98,200	[1,3]	Pride Intl., Inc.	3,623,580
102,100	[3]	Quicksilver Resources, Inc.	5,819,700
190,700		Range Resources Corp.	8,568,151
257,600	[3]	SeaDrill Ltd.	6,167,275
201,000	[3]	Southwestern Energy Co.	10,397,730
495,257		StatoilHydro ASA	16,871,689
164,000		StatoilHydro ASA (ADR)	5,589,120
89,100		Suncor Energy, Inc.	9,732,393
107,300	[1]	Total S.A. (ADR)	8,649,453
232,900	[3]	Transocean, Inc.	27,801,273
65,000	[3]	TXCO Resources, Inc.	754,650
399,900		Vermilion Energy Trust	16,679,257
128,264	[3,4]	Warren Resources, Inc.	1,947,047
85,800		XTO Energy, Inc.	5,695,404
174,200		Zargon Energy Trust	4,999,272

		Total Oil & Gas	457,865,852

Oil & Gas Services—11.8%
132,400	[1]	Acergy S.A. (ADR)	3,831,656
75,400	[3]	Cameron Intl. Corp.	7,340,944
156,900	[1,3,4]	Cie Generale de Geophysique-Veritas (ADR)	10,298,916
51,931	[3]	Core Laboratories N.V.	7,578,810
62,100	[3]	Exterran Holdings, Inc.	5,228,820
144,000	[3]	FMC Technologies, Inc.	8,730,720
83,700	[3]	Grant Prideco, Inc.	4,114,692
224,300	[3]	Helix Energy Solutions Group, Inc.	10,373,875
182,800	[3,4]	Hercules Offshore, Inc.	4,942,912
258,116	[3]	National Oilwell Varco, Inc.	18,904,416
355,200		Saipem S.p.A.	15,764,479
166,100		Savanna Energy Services Corp.	2,808,042
115,100		SBM Offshore N.V.	4,441,690
79,300		Schlumberger Ltd.	7,658,001
302,724	[3,4]	Weatherford Intl. Ltd.	19,649,815

		Total Oil & Gas Services	131,667,788

Pipelines—13.3%
451,400		AltaGas Income Trust	12,806,352
201,400	[1]	Boardwalk Pipeline Partners LP	6,545,500
51,600		Buckeye Partners LP	2,863,284
49,200		Enbridge Energy Partners LP	2,612,028
236,700		Energy Transfer Partners LP	13,165,254
526,005		Enterprise Products Partners LP	16,826,900
312,500	[1]	Equitable Resources, Inc.	17,600,000
105,432	[3]	Kinder Morgan Management LLC	5,355,964
145,800		ONEOK Partners LP	9,186,858
165,500		ONEOK, Inc.	8,265,070
265,500		Pembina Pipeline Income Fund	5,044,964
116,400		Plains All American Pipeline LP	6,420,624
90,100		Questar Corp.	5,142,908
1,125,000		Spectra Energy Income Fund	10,718,255
300,000		Targa Resources Partners LP	8,253,000
61,600		TEPPCO Partners LP	2,480,016
338,000	[1]	Williams Partners LP	15,463,500

		Total Pipelines	148,750,477

Transportation—7.1%
600		AP Moller - Maersk A/S	8,308,101
795,000		Aries Maritime Transport Ltd.	7,528,650
153,700		Genco Shipping & Trading Ltd.	11,049,493
600,000		OceanFreight, Inc.	15,984,000
350,000	[3]	Paragon Shipping, Inc., Class A	8,778,000
390,400		Seaspan Corp.	12,461,568

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2007	25

Portfolio of Investments as of October 31, 2007	BlackRock Global Energy and Resources Trust (BGR) (continued)
(Percentages shown are based on Net Assets)

Shares	Description	Value

Transportation—(cont’d)
546,000	Ship Finance Intl. Ltd.	$14,949,480

	Total Transportation	79,059,292

	Total Common Stocks (cost $682,633,006)	1,034,207,563

SHORT-TERM INVESTMENTS—10.9%

Money Market Funds—8.9%
54,850,032 [5]	Fidelity Institutional Money Market Prime Portfolio, 4.86%	54,850,032
44,287,750 [5,6,7]	BlackRock Liquidity Series, LLC Money Market Series, 5.04%	44,287,750

	Total Money Market Funds	99,137,782

Principal Amount

U.S. Government and Agency Discount Notes—2.0%
$22,400,000 [8]	Federal Home Loan Bank Disc. Notes, 4.40%, 11/01/07	22,400,000

	Total Short-Term Investments (cost $121,537,782)	121,537,782

Contracts

OUTSTANDING CALL OPTIONS PURCHASED—0.0%
250	Arch Coal, Inc., strike price $40.50, expires 11/02/07	19,645
500	Cabot Oil & Gas Corp., strike price $43, expires 11/02/07	5
150,000	Double Hull Tankers, Inc., strike price $18, expires 11/30/07	5,835
40,000	EOG Resources, Inc., strike price $85, expires 11/16/07	191,692
300	Grant Prideco, Inc., strike price $55, expires 11/17/07	7,500
100,000	Husky Energy, Inc., strike price 45 CAD, expires 11/16/07	53,523
25,000	Peabody Energy Corp., strike price $60, expires 11/16/07	15,065
250	Peabody Energy Corp., strike price $60, expires 12/24/07	48,125
20,000	Plains Exploration & Production Co., strike price $55, expires 11/16/07	8,982
250	Talisman Energy, Inc., strike price $23.88, expires 11/02/07	—
10,000	Unit Corp., strike price $70.50, expires 11/06/07	—

	Total Outstanding Call Options Purchased (cost $140,500)	350,372

	Total investments before outstanding options written (cost $804,311,2889)	1,156,095,717

OUTSTANDING OPTIONS WRITTEN—(1.8)%

OUTSTANDING CALL OPTIONS WRITTEN—(1.8)%
(50,000)	Acergy S.A. (ADR), strike price $27, expires 11/16/07	(117,925)
(250)	Acergy S.A. (ADR), strike price $30, expires 11/19/07	(16,250)
(200)	AP Moller - Maersk A/S, strike price 68,000 DKK, expires 11/09/07	(130,731)
(250)	Apache Corp., strike price $90, expires 12/24/07	(381,250)
(10,000)	Apache Corp., strike price $91, expires 11/16/07	(130,473)
(15,000)	Apache Corp., strike price $96, expires 11/16/07	(129,840)
(250)	Arch Coal, Inc., strike price $40, expires 01/21/08	(93,750)
(250)	Arch Coal, Inc., strike price $41.25, expires 11/02/07	(9,580)

Contracts	Description	Value

OUTSTANDING CALL OPTIONS WRITTEN—(cont’d)
(25,000)	Arch Coal, Inc., strike price $42.50, expires 11/16/07	$(20,452)
(10,000)	BG Group Plc, strike price 8 GBP, expires 11/07/07	(18,789)
(145,000)	BG Group Plc, strike price 8.10 GBP, expires 11/28/07	(274,756)
(100,000)	BG Group Plc, strike price 8.40 GBP, expires 11/27/07	(140,707)
(100,000)	BG Group Plc, strike price 8.45 GBP, expires 11/16/07	(117,439)
(750)	BHP Billiton Ltd. (ADR), strike price $75, expires 11/19/07	(945,000)
(20,000)	Bill Barrett Corp., strike price $41, expires 11/16/07	(120,240)
(50)	Bill Barrett Corp., strike price $45, expires 12/24/07	(19,000)
(50,000)	Cabot Oil & Gas Corp., strike price $43.97, expires 11/02/07	(1)
(20,000)	Cameco Corp., strike price $56, expires 11/16/07	(3,508)
(200)	Cameron Intl. Corp., strike price $100, expires 11/19/07	(59,500)
(20,000)	Canadian Natural Resources Ltd., strike price $66, expires 11/16/07	(346,522)
(20,000)	Canadian Natural Resources Ltd., strike price $68, expires 11/16/07	(306,870)
(250)	Chesapeake Energy Corp., strike price $37.50, expires 11/05/07	(49,747)
(250)	Chesapeake Energy Corp., strike price $37.50, expires 01/21/08	(82,500)
(350)	Chesapeake Energy Corp., strike price $38, expires 11/13/07	(62,860)
(12,500)	Chesapeake Energy Corp., strike price $38.64, expires 11/16/07	(17,855)
(450)	Cie Generale de Geophysique-Veritas (ADR), strike price $60, expires 12/24/07	(337,500)
(250)	ConocoPhillips, strike price $90, expires 11/19/07	(13,000)
(25,000)	Consol Energy, Inc., strike price $46, expires 11/09/07	(263,658)
(250)	Consol Energy, Inc., strike price $48.75, expires 11/05/07	(194,018)
(25,000)	Consol Energy, Inc., strike price $50.05, expires 11/16/07	(167,928)
(50,000)	Consol Energy, Inc., strike price $54, expires 11/30/07	(209,925)
(92)	Consol Energy, Inc., strike price $55, expires 12/24/07	(41,400)
(100)	Core Laboratories N.V., strike price $120, expires 12/24/07	(261,000)
(250)	Core Laboratories N.V., strike price $125, expires 11/30/07	(552,903)
(100)	Devon Energy Corp., strike price $82.88, expires 11/13/07	(107,328)
(10,000)	Devon Energy Corp., strike price $86, expires 11/16/07	(79,910)
(250)	Diamond Offshore Drilling, Inc., strike price $115, expires 11/30/07	(99,388)
(100)	Diamond Offshore Drilling, Inc., strike price $115, expires 12/24/07	(59,000)
(25,000)	Dominion Resources, Inc., strike price $91, expires 11/16/07	(42,855)
(20,000)	Dominion Resources, Inc., strike price $91.73, expires 11/16/07	(26,580)
(100,000)	Double Hull Tankers, Inc., strike price $18, expires 11/16/07	(690)
(50,000)	Double Hull Tankers, Inc., strike price $18.49, expires 11/30/07	(995)
(10,000)	EnCana Corp., strike price $65, expires 11/16/07	(50,605)
(100)	EnCana Corp., strike price $65, expires 01/21/08	(71,000)
(25,000)	EnCana Corp., strike price $66, expires 11/16/07	(105,565)
(25,000)	ENSCO Intl., Inc., strike price $60, expires 11/16/07	(9,622)
(250)	ENSCO Intl., Inc., strike price $63, expires 11/08/07	(247)
(25,000)	EOG Resources, Inc., strike price $81, expires 11/06/07	(190,490)
(250)	EOG Resources, Inc., strike price $82, expires 11/30/07	(196,870)
(15,000)	EOG Resources, Inc., strike price $86, expires 11/16/07	(61,584)

See Notes to Financial Statements.

26	ANNUAL REPORT	OCTOBER 31, 2007

Portfolio of Investments as of October 31, 2007	BlackRock Global Energy and Resources Trust (BGR) (continued)
(Percentages shown are based on Net Assets)

Contracts	Description	Value

OUTSTANDING CALL OPTIONS WRITTEN—(cont’d)
(25,000)	EOG Resources, Inc., strike price $90, expires 11/16/07	$(42,777)
(300)	Equitable Resources, Inc., strike price $55, expires 12/24/07	(93,000)
(200)	Equitable Resources, Inc., strike price $55, expires 01/21/08	(76,000)
(50,000)	EXCO Resources, Inc., strike price $20.50, expires 11/16/07	(345)
(135)	Exterran Holdings, Inc., strike price $90, expires 11/19/07	(6,412)
(25,000)	Exxon Mobil Corp., strike price $91, expires 11/16/07	(68,095)
(250)	Exxon Mobil Corp., strike price $95, expires 12/24/07	(59,375)
(400)	FMC Technologies, Inc., strike price $55, expires 12/24/07	(322,000)
(200)	FMC Technologies, Inc., strike price $60, expires 11/19/07	(58,500)
(250)	Forest Oil Corp., strike price $45, expires 11/05/07	(90,080)
(200)	Forest Oil Corp., strike price $45, expires 11/19/07	(79,000)
(250)	Forest Oil Corp., strike price $46, expires 12/14/07	(100,008)
(500)	Genco Shipping & Trading Ltd., strike price $75, expires 12/24/07	(275,000)
(20,000)	GlobalSantaFe Corp., strike price $76, expires 11/16/07	(114,907)
(200)	GlobalSantaFe Corp., strike price $78, expires 11/06/07	(61,902)
(250)	Goldcorp, Inc., strike price $30, expires 11/30/07	(139,098)
(15,000)	Goldcorp, Inc., strike price $30.25, expires 11/16/07	(75,225)
(300)	Goldcorp, Inc., strike price $32.50, expires 12/24/07	(120,000)
(837)	Grant Prideco, Inc., strike price $45, expires 12/24/07	(485,460)
(30,000)	Grant Prideco, Inc., strike price $60.05, expires 11/16/07	(603)
(25,000)	Helix Energy Solutions Group, Inc., strike price $45.25, expires 11/16/07	(51,200)
(200)	Helix Energy Solutions Group, Inc., strike price $50, expires 12/24/07	(20,500)
(25,000)	Helmerich & Payne, Inc., strike price $36, expires 11/16/07	(1,037)
(75,000)	Helmerich & Payne, Inc., strike price $36.50, expires 11/16/07	(1,950)
(250)	Helmerich & Payne, Inc., strike price $37, expires 11/02/07	—
(200)	Hercules Offshore, Inc., strike price $32, expires 12/14/07	(5,002)
(25,000)	Hercules Offshore, Inc., strike price $38, expires 11/02/07	—
(100)	Hess Corp., strike price $60, expires 11/19/07	(115,000)
(125)	Hess Corp., strike price $65, expires 11/19/07	(85,625)
(100)	Hess Corp., strike price $70, expires 11/19/07	(31,500)
(100,000)	Husky Energy, Inc., strike price 46 CAD, expires 11/16/07	(27,386)
(25,000)	Marathon Oil Corp., strike price $57, expires 11/02/07	(56,493)
(60,000)	Marathon Oil Corp., strike price $65.05, expires 11/16/07	(17,766)
(20,000)	Marathon Oil Corp., strike price $65.50, expires 11/16/07	(7,808)
(920)	National Oilwell Varco, Inc., strike price $77.50, expires 11/19/07	(140,300)
(125)	Newfield Exploration Co., strike price $55, expires 11/02/07	(1,951)
(600)	Newfield Exploration Co., strike price $55, expires 12/24/07	(135,000)
(50,000)	Newfield Exploration Co., strike price $55.25, expires 11/16/07	(49,635)
(800)	Nexen, Inc., strike price 37 CAD, expires 11/19/07	(12,703)
(280)	Noble Corp., strike price $50, expires 12/24/07	(131,600)
(20,000)	Noble Corp., strike price $50.50, expires 11/16/07	(64,800)

Contracts	Description	Value

OUTSTANDING CALL OPTIONS WRITTEN—(cont’d)
(280)	Noble Corp., strike price $52.50, expires 12/24/07	$(89,600)
(325)	Noble Energy, Inc., strike price $75, expires 11/19/07	(93,438)
(101,000)	Norsk Hydro ASA, strike price 225.96 NOK, expires 11/06/07	(197,137)
(50,000)	NovaGold Resources, Inc., strike price $18, expires 11/16/07	(70,035)
(500)	NovaGold Resources, Inc., strike price $20, expires 12/24/07	(63,750)
(20,000)	NRG Energy, Inc., strike price $40.50, expires 11/16/07	(107,036)
(200)	NRG Energy, Inc., strike price $42.50, expires 12/24/07	(91,000)
(40,000)	Occidental Petroleum Corp., strike price $61, expires 11/16/07	(329,496)
(20,000)	Occidental Petroleum Corp., strike price $62, expires 11/06/07	(141,216)
(60,000)	OceanFreight, Inc., strike price $24.48, expires 11/30/07	(173,754)
(50,000)	ONEOK, Inc., strike price $56, expires 11/16/07	(380)
(50,000)	Paragon Shipping, Inc., Class A, strike price $24.71, expires 12/21/07	(74,000)
(500)	Peabody Energy Corp., strike price $55, expires 12/24/07	(200,000)
(250)	Peabody Energy Corp., strike price $58, expires 11/02/07	(2,202)
(25,000)	Peabody Energy Corp., strike price $61, expires 11/16/07	(10,775)
(25,000)	Peabody Energy Corp., strike price $61, expires 12/21/07	(43,127)
(400)	Petroleo Brasileiro S.A. (ADR), strike price $70, expires 11/19/07	(1,030,000)
(20,000)	Petroleo Brasileiro S.A. (ADR), strike price $70.50, expires 11/16/07	(504,176)
(30,000)	Petroleo Brasileiro S.A. (ADR), strike price $76, expires 11/30/07	(599,553)
(100)	Plains All American Pipeline LP, strike price $65, expires 11/19/07	(500)
(100)	Plains Exploration & Production Co., strike price $55, expires 11/19/07	(4,000)
(100)	Plains Exploration & Production Co., strike price $60, expires 11/19/07	(1,000)
(10,000)	Potash Corp. of Saskatchewan, strike price $81, expires 11/16/07	(418,393)
(150)	Potash Corp. of Saskatchewan, strike price $90, expires 12/24/07	(511,500)
(20,000)	Pride Intl., Inc., strike price $37.83, expires 11/16/07	(14,724)
(15,000)	Pride Intl., Inc., strike price $40.25, expires 11/16/07	(2,746)
(20,000)	Questar Corp., strike price $58, expires 11/16/07	(20,178)
(500)	Questar Corp., strike price $59, expires 11/13/07	(28,140)
(150)	Quicksilver Resources, Inc., strike price $47.50, expires 11/06/07	(142,689)
(30,000)	Quicksilver Resources, Inc., strike price $49, expires 11/16/07	(245,757)
(150)	Range Resources Corp., strike price $45, expires 11/19/07	(22,125)
(154)	Range Resources Corp., strike price $45, expires 12/24/07	(40,810)
(15,000)	Range Resources Corp., strike price $45.25, expires 11/16/07	(20,466)
(20,000)	Rio Tinto Plc, strike price 41 GBP, expires 11/27/07	(189,470)
(90,000)	Saipem S.p.A., strike price 22.85 EUR, expires 11/07/07	(1,009,210)
(60,000)	SBM Offshore N.V., strike price 28.14 EUR, expires 11/07/07	(2,512)
(200)	Schlumberger Ltd., strike price $95, expires 11/19/07	(77,000)
(100)	Schlumberger Ltd., strike price $95, expires 12/24/07	(63,000)
(30,000)	SeaDrill Ltd., strike price 120 NOK, expires 11/07/07	(45,790)
(65,000)	SeaDrill Ltd., strike price 127.05 NOK, expires 11/06/07	(35,861)

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2007	27

Portfolio of Investments as of October 31, 2007	BlackRock Global Energy and Resources Trust (BGR) (concluded)
(Percentages shown are based on Net Assets)

Contracts	Description	Value

OUTSTANDING CALL OPTIONS WRITTEN—(cont’d)
(40,000)	Seaspan Corp., strike price $29.75, expires 11/16/07	$(88,544)
(400)	Seaspan Corp., strike price $31.50, expires 01/11/08	(71,156)
(40,000)	Seaspan Corp., strike price $37.50, expires 11/30/07	(6,968)
(50,000)	Ship Finance Intl. Ltd., strike price $31, expires 11/16/07	(16,965)
(50,000)	Ship Finance Intl. Ltd., strike price $32, expires 11/30/07	(27,020)
(25,000)	Ship Finance Intl. Ltd., strike price $34, expires 11/02/07	—
(40,000)	Silver Wheaton Corp., strike price $13, expires 11/16/07	(156,080)
(15,000)	Southwestern Energy Co., strike price $51, expires 11/09/07	(27,391)
(25,000)	Southwestern Energy Co., strike price $56, expires 11/16/07	(13,430)
(250)	StatoilHydro ASA (ADR), strike price $32.50, expires 11/02/07	(39,985)
(25,000)	StatoilHydro ASA (ADR), strike price $32.50, expires 11/16/07	(50,653)
(25,000)	Suncor Energy, Inc., strike price $88, expires 11/16/07	(535,345)
(450)	Suncor Energy, Inc., strike price $100, expires 12/24/07	(553,500)
(25,000)	Talisman Energy, Inc., strike price $24, expires 11/02/07	—
(130)	Teck Cominco Ltd., Class B, strike price 48 CAD, expires 11/19/07	(13,211)
(300)	Teck Cominco Ltd., Class B, strike price 52 CAD, expires 11/19/07	(5,558)
(20,000)	Tenaris S.A. (ADR), strike price $51, expires 11/16/07	(69,466)
(100)	Tenaris S.A. (ADR), strike price $55, expires 12/24/07	(25,000)
(100)	Total S.A. (ADR), strike price $75, expires 11/19/07	(57,500)
(20,000)	Total S.A. (ADR), strike price $86, expires 11/16/07	(3,172)
(250)	Transocean, Inc., strike price $110, expires 11/19/07	(255,000)
(300)	Transocean, Inc., strike price $110, expires 01/21/08	(405,000)
(200)	Transocean, Inc., strike price $105, expires 12/24/07	(324,000)
(22)	TXCO Resources, Inc., strike price $12.50, expires 11/19/07	(605)
(100)	TXCO Resources, Inc., strike price $12.50, expires 01/21/08	(9,500)
(10,000)	Unit Corp., strike price $71, expires 11/06/07	(2)
(25,000)	Warren Resources, Inc., strike price $14.50, expires 11/30/07	(28,275)
(200)	Weatherford Intl. Ltd., strike price $65, expires 11/19/07	(45,500)
(400)	Weatherford Intl. Ltd., strike price $65, expires 12/24/07	(168,000)
(200)	Weatherford Intl. Ltd., strike price $70, expires 01/21/08	(63,000)
(100)	XTO Energy, Inc., strike price $65, expires 11/19/07	(26,750)
(200)	XTO Energy, Inc., strike price $70, expires 11/19/07	(11,000)
(105,000)	Zinifex Ltd., strike price 19.34 AUD, expires 11/07/07	(98)

	Total Outstanding Call Options Written (premium received $(14,163,603))	(19,778,869)

OUTSTANDING PUT OPTIONS WRITTEN—0.0%
(1,050)	ATP Oil & Gas Corp., strike price $50, expires 11/19/07	(31,500)
(250)	Chesapeake Energy Corp., strike price $33, expires 11/02/07	—
(114)	Kinder Morgan Management LLC, strike price $40, expires 12/24/07	(570)
(25,000)	Warren Resources, Inc., strike price $12, expires 11/02/07	—

	Total Outstanding Put Options Written (premium received $(172,615))	(32,070)

	Total Outstanding Options Written (premium received $(14,336,218))	(19,810,939)

Value

Total investments net of outstanding options written—101.5%	$1,136,284,778
Liabilities in excess of other assets—(1.5)%	(16,974,767)

Net Assets—100.0%	$1,119,310,011

[1]	Security, or a portion thereof, pledged as collateral for outstanding options written.
[2]	Security, or a portion thereof, with a market value of $6,478,199 has been pledged as collateral for swap contracts.
[3]	Non-income producing security.
[4]	Security, or a portion of security, is on loan.
[5]	Represents current yield as of October 31, 2007.
[6]	Represents an investment in an affiliate.
[7]	Security purchased with the cash proceeds from securities loaned.
[8]	Rate shown is the yield to maturity as of the date of purchase.
[9]

Cost for federal income tax purposes is $789,373,273. The net unrealized appreciation on a tax basis is $366,722,444, consisting of $372,711,475 gross unrealized appreciation and $5,989,031 gross unrealized depreciation.

See Notes to Financial Statements.

28	ANNUAL REPORT	OCTOBER 31, 2007

Portfolio of Investments as of October 31, 2007	BlackRock Global Equity Income Trust (BFD)
(Percentages shown are based on Net Assets)

Shares		Description	Value

LONG-TERM INVESTMENTS—94.9%
Common Stocks—94.9%
Australia—2.1%
27,912		Australia & New Zealand Banking Group Ltd.	$788,018
441,946		Brambles Ltd.	5,882,771
38,497		Commonwealth Bank of Australia	2,217,208
3,090,885		Goodman Fielder Ltd.	6,086,437
28,834		National Australia Bank Ltd.	1,166,564
12,265		QBE Insurance Group Ltd.	375,341
2,282		Transurban Group	15,533
11,310		Wesfarmers Ltd.	465,392
22,853		Westfield Group	467,273
27,955		Westpac Banking Corp.	784,643
18,733		Woolworths Ltd.	587,125

		Total Australia	18,836,305

Austria—0.1%
12,926		Voestalpine AG	1,167,931

Belgium—0.2%
2,484		Compagnie Maritime Belge S.A.	228,565
16,504		Fortis	530,029
2,586		KBC Groep N.V.	363,465
737		Umicore	184,273

		Total Belgium	1,306,332

Bermuda—0.1%
12,400		Accenture Ltd., Class A	484,220
19,075		Covidien Ltd.	793,520

		Total Bermuda	1,277,740

Canada—4.5%
97,700		ARC Energy Trust	2,210,183
6,800		Bank of Montreal	453,501
13,700		Bank of Nova Scotia	775,606
349,700		Biovail Corp.	7,022,505
4,300		Canadian Imperial Bank of Commerce	464,299
70,800		Enerplus Resources Fund	3,432,636
22,173		Fording Canadian Coal Trust	812,607
78,800		Manulife Financial Corp.	3,686,203
171,063		Penn West Energy Trust	5,454,314
9,400		Potash Corp. of Saskatchewan	1,170,211
78,100		Precision Drilling Trust	1,423,683
66,200		Provident Energy Trust	875,285
20,800	[1]	Research In Motion Ltd.	2,592,706
35,400		Royal Bank of Canada	2,100,054
7,800		Sun Life Financial, Inc.	453,228
5,900		TransAlta Corp.	212,354
459,500		Yellow Pages Income Fund	6,955,857

		Total Canada	40,095,232

Denmark—0.5%
7,400		Danske Bank A/S	327,535
46,482		TrygVesta AS	3,702,789

		Total Denmark	4,030,324

Finland—2.0%
270,050		Nokia Oyj	10,725,099
85,483		Uponor Oyj	2,243,033
57,600		Wartsila Oyj, B Shares	4,721,650

		Total Finland	17,689,782

France—3.1%
2,717		Accor S.A.	260,302
10,972		Air Liquide	1,515,380
4,642		Alstom S.A.	1,100,922
58,122		AXA S.A.	2,610,622
10,958		BNP Paribas	1,214,491
4,337	[1]	Business Objects S.A.	260,859
19,321		Carrefour S.A.	1,396,146
33,848		Sanofi-Aventis	2,977,403

Shares		Description	Value

France—(cont’d)
9,237		Schneider Electric S.A.	$1,277,751
25,735		Societe Generale	4,347,676
25,001		Suez S.A.	1,631,108
43,022		Total S.A.	3,471,704
27,224		Vinci S.A.	2,246,465
60,709		Vivendi	2,743,397

		Total France	27,054,226

Germany—3.4%
18,450		Allianz SE	4,154,536
61,646		Bayer AG	5,146,334
61,823		DaimlerChrysler AG	6,763,559
3,582		Deutsche Bank AG	476,268
15,780		Deutsche Post AG	477,943
76,553		Deutsche Telekom AG	1,571,658
16,730		E.ON AG	3,270,709
33,472	[1]	Infineon Technologies AG	491,551
7,855		Metro AG	712,901
16,200		MLP AG	215,201
218,746	[1]	TUI AG	6,478,710

		Total Germany	29,759,370

Greece—0.5%
42,179		Motor Oil Hellas Corinth Refineries S.A.	1,045,589
9,472		National Bank of Greece S.A.	661,871
61,517		OPAP S.A.	2,518,644

		Total Greece	4,226,104

Hong Kong—1.9%
6,000		ASM Pacific Technology	47,043
1,056,500		BOC Hong Kong Holdings Ltd.	2,991,998
23,000		Cheung Kong Holdings Ltd.	451,155
308,100		Hang Seng Bank Ltd.	6,294,469
152,500		HongKong Electric Holdings	784,036
33,000		Hutchison Whampoa Ltd.	414,765
547,000		Orient Overseas Intl. Ltd.	5,647,137

		Total Hong Kong	16,630,603

Ireland—0.1%
13,671		Allied Irish Banks Plc	344,670
15,194		Bank of Ireland	280,009

		Total Ireland	624,679

Italy—2.8%
176,859		Arnoldo Mondadori Editore S.p.A.	1,751,446
340,894		Enel S.p.A.	4,087,435
225,633		Eni S.p.A.	8,238,551
217,822		Mediaset S.p.A.	2,259,286
2,402,740		Telecom Italia S.p.A.	6,856,843
226,741		UniCredito Italiano S.p.A.	1,950,518

		Total Italy	25,144,079

Japan—8.6%
32,250		Acom Co. Ltd.	772,303
99,000		Amada Co. Ltd.	1,001,730
27,700		Astellas Pharma, Inc.	1,229,642
30,900		Canon, Inc.	1,563,521
25		Central Japan Railway Co.	258,631
7,900		Chubu Electric Power Co., Inc.	202,429
41,700		Daiichi Sankyo Co. Ltd.	1,185,866
447,000		Daiwa Securities Group, Inc.	4,307,761
67		eAccess Ltd.	42,465
257,000		Ebara Corp.	1,212,835
26,300		Eisai Co. Ltd.	1,104,293
4,400	[1]	Elpida Memory, Inc.	151,778
7,900		FUJIFILM Holdings Corp.	377,895
81,000		Fujitsu Ltd.	635,991
103,000		Hitachi Ltd.	689,770
45,500		Honda Motor Co. Ltd.	1,703,832
5,700		Ibiden Co. Ltd.	483,161

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2007	29

Portfolio of Investments as of October 31, 2007	BlackRock Global Equity Income Trust (BFD) (continued)
(Percentages shown are based on Net Assets)

Shares	Description	Value

Japan—(cont’d)
29	Japan Real Estate Investment Corp. (REIT)	$360,674
134	Japan Tobacco, Inc.	781,039
56,500	JFE Holdings, Inc.	3,307,422
23,500	Kansai Electric Power Co., Inc. (The)	529,219
53,000	Kao Corp.	1,520,014
1,600	Keyence Corp.	368,722
457,000	Kobe Steel Ltd.	1,645,443
35,900	Konami Corp.	1,059,827
19,500	Konica Minolta Holdings, Inc.	341,359
66,800	Marui Co. Ltd.	692,945
9,100	Millea Holdings, Inc.	358,137
215,500	Mitsubishi Chemical Holdings Corp.	1,783,059
30,200	Mitsubishi Corp.	940,289
43,000	Mitsubishi Electric Corp.	524,251
8,000	Mitsubishi Estate Co. Ltd.	239,826
49,000	Mitsubishi Materials Corp.	286,876
242,000	Mitsubishi UFJ Financial Group, Inc.	2,421,487
19,000	Mitsui & Co. Ltd.	492,823
22,000	Mitsui Fudosan Co. Ltd.	608,608
195	Mizuho Financial Group, Inc.	1,095,987
4,900	Nidec Corp.	368,173
4,400	Nintendo Co. Ltd.	2,794,346
113	Nippon Building Fund, Inc. (REIT)	1,639,175
15,000	Nippon Electric Glass Co. Ltd.	254,949
399,500	Nippon Mining Holdings, Inc.	3,778,616
233,000	Nippon Steel Corp.	1,548,639
3	Nippon Telegraph & Telephone Corp.	13,730
290,400	Nissan Motor Co. Ltd.	3,331,691
211,600	Nomura Holdings, Inc.	3,770,549
491	NTT DoCoMo, Inc.	714,352
150,000	Obayashi Corp.	755,883
8,000	Olympus Corp.	333,157
22,100	Oracle Corp.	1,014,860
73,000	OSG Corp.	923,497
128	Resona Holdings, Inc.	229,367
10,200	Seven & I Holdings Co. Ltd.	263,381
11,900	Shin-Etsu Chemical Co. Ltd.	763,338
200	Softbank Corp.	4,671
28,100	Sony Corp.	1,387,759
5,200	Sumco Corp.	189,785
408,000	Sumitomo Metal Industries Ltd.	2,019,441
22,000	Sumitomo Metal Mining Co. Ltd.	490,927
185	Sumitomo Mitsui Financial Group, Inc.	1,515,395
11,000	Sumitomo Realty & Development Co. Ltd.	388,247
87,400	Sumitomo Rubber Industries, Inc.	1,070,391
6,050	T&D Holdings, Inc.	364,126
39,000	Taiheiyo Cement Corp.	122,877
5,000	Takeda Pharmaceutical Co. Ltd.	312,322
88,890	Takefuji Corp.	2,274,483
15,000	Tokyo Electric Power Co., Inc. (The)	380,622
211,000	TonenGeneral Sekiyu KK	2,125,573
70,300	Toyota Motor Corp.	4,024,267
1,500	Trend Micro, Inc.	66,977
9,000	Yaskawa Electric Corp.	121,074

	Total Japan	75,638,550

Luxembourg—1.1%
118,112	ArcelorMittal	9,409,951

Netherlands—1.7%
116,988	Aegon N.V.	2,425,172
3,617	Akzo Nobel N.V.	291,525
18,339[1]	ASML Holding N.V.	638,547
5,473	InBev N.V.	516,580
27,116	ING Groep N.V.	1,225,607
2,344	OCE N.V.	47,223
106,533	Royal KPN N.V.	2,011,465

Shares		Description	Value

Netherlands—(cont’d)
243,887		Unilever N.V.	$7,937,976

		Total Netherlands	15,094,095

New Zealand—0.2%
436,890		Sky City Entertainment Group Ltd.	1,815,834

Norway—0.7%
21,112		Norsk Hydro ASA	310,375
212,400		Norske Skogindustrier ASA	2,349,788
18,202		StatoilHydro ASA	620,079
57,600		Stolt-Nielsen S.A.	1,690,267
95,600		Storebrand ASA	1,370,427

		Total Norway	6,340,936

Portugal—0.0%
59,970		Energias de Portugal S.A.	386,394

Singapore—1.6%
456,000		ComfortDelgro Corp. Ltd.	612,425
43,000		DBS Group Holdings Ltd.	673,027
1,077,000		Parkway Holdings Ltd.	3,123,663
1,649,000		SembCorp Industries Ltd.	6,811,216
796,000		Singapore Press Holdings Ltd.	2,533,654
237,000		Singapore Telecommunications Ltd.	673,953

		Total Singapore	14,427,938

Spain—1.3%
160,257		Banco Bilbao Vizcaya Argentaria S.A.	4,055,607
57,641		Banco Popular Espanol S.A.	1,011,611
100,273		Banco Santander Central Hispano S.A.	2,192,939
121,537		Telefonica S.A.	4,024,228

		Total Spain	11,284,385

Sweden—1.1%
7,900		Hennes & Mauritz AB	527,874
32,500		Nordea Bank AB	582,121
2,520		OMX AB	106,165
7,800		Skandinaviska Enskilda Banken AB	240,170
197,000		Skanska AB, B Shares	3,917,088
394,500		TeliaSonera AB	3,892,049
25,500		Volvo AB, B Shares	501,465

		Total Sweden	9,766,932

Switzerland—2.4%
11,629		ABB Ltd.	351,549
31,815		Ciba Specialty Chemicals AG	1,584,767
10,301	[1]	Clariant AG	131,920
41,099		Credit Suisse Group	2,777,349
1,155		Holcim Ltd.	132,040
7,357	[1]	Logitech Intl. S.A.	256,180
8,113		Nestle S.A.	3,747,248
15,478		Novartis AG	823,342
285	[1]	OC Oerlikon Corp. AG	135,881
16,274		Roche Holding AG	2,779,651
953		SGS S.A.	1,251,868
2,079		Sonova Holding AG	234,033
25,439		Swiss Reinsurance	2,391,727
3,727		Syngenta AG	901,538
2,656		Synthes, Inc.	331,641
43,000		UBS AG	2,305,331
2,694		Zurich Financial Services AG	813,405

		Total Switzerland	20,949,470

United Kingdom—11.7%
113,915		Anglo American Plc	7,923,705
21,160		AstraZeneca Plc	1,042,027
34,309		Aviva Plc	540,555
43,532		BAE Systems Plc	452,259
104,292		Barclays Plc	1,319,966
521,306		BP Plc	6,782,205
192,476		British American Tobacco Plc	7,332,883

See Notes to Financial Statements.

30	ANNUAL REPORT	OCTOBER 31, 2007

Portfolio of Investments as of October 31, 2007	BlackRock Global Equity Income Trust (BFD) (continued)
(Percentages shown are based on Net Assets)

Shares		Description	Value

United Kingdom—(cont’d)
230,224		BT Group Plc	$1,564,889
77,950		Carnival Plc	3,648,736
37,879		Diageo Plc	869,082
1,140,630		Electrocomponents Plc	5,953,905
367,450		Friends Provident Plc	1,410,575
385,352		GlaxoSmithKline Plc	9,898,157
51,260		HBOS Plc	934,372
577,565		HSBC Holdings Plc	11,451,202
9,324		Imperial Tobacco Group Plc	473,281
272,582		Intl. Personal Finance Plc	1,399,949
682,228		Lloyds TSB Group Plc	7,749,800
31,295		Mondi Plc	290,058
17,934		National Express Group Plc	493,250
36,607		National Grid Plc	605,515
405,980		Provident Financial Plc	7,473,699
32,682		Prudential Plc	533,909
77,499		Rank Group Plc	165,708
8,229		Reckitt Benckiser Plc	478,026
129,231		Royal Bank of Scotland Group Plc	1,395,697
139,726		Royal Dutch Shell Plc	6,110,641
106,648		Tesco Plc	1,084,892
59,026		Unilever Plc	2,001,540
336,882		United Utilities Plc	5,121,840
1,784,592		Vodafone Group Plc	7,032,268

		Total United Kingdom	103,534,591

United States—43.2%
19,600	[2]	3M Co.	1,692,656
46,100	[2]	Abbott Laboratories	2,517,982
12,100	[1]	Adobe Systems, Inc.	579,590
2,300		Aetna, Inc.	129,191
2,900	[2]	Alcoa, Inc.	114,811
206,000		Allied Capital Corp.	6,072,880
20,500		Allstate Corp. (The)	1,074,200
154,700	[2]	Altria Group, Inc.	11,282,271
158,600		American Capital Strategies Ltd.	6,884,826
15,900		American Electric Power Co., Inc.	766,539
7,300	[2]	American Intl. Group, Inc.	460,776
33,000	[1,2]	Amgen, Inc.	1,917,630
104,500		Analog Devices, Inc.	3,496,570
23,800	[2]	Anheuser-Busch Cos., Inc.	1,220,464
9,300		Apache Corp.	965,433
28,500	[1]	Apple, Inc.	5,413,575
16,200	[2]	Applied Materials, Inc.	314,604
183,200	[2]	AT&T, Inc.	7,655,928
89,500	[1]	Autodesk, Inc.	4,376,550
17,800		Avon Products, Inc.	729,444
9,000		Baker Hughes, Inc.	780,480
153,500	[2]	Bank of America Corp.	7,410,980
36,469		Bank of New York Mellon Corp. (The)	1,781,511
3,100		Baxter Intl., Inc.	186,031
15,500	[2]	BB&T Corp.	573,035
8,600		Best Buy Co., Inc.	417,272
16,900		Black & Decker Corp.	1,519,479
10,700	[2]	Boston Properties, Inc. (REIT)	1,159,238
56,400	[2]	Bristol-Myers Squibb Co.	1,691,436
19,000	[1]	Broadcom Corp.	618,450
36,500	[2]	Campbell Soup Co.	1,349,770
14,700	[2]	Carnival Corp.	705,306
22,500	[2]	CBS Corp., Class B	645,750
3,400	[2]	Centex Corp.	85,204
17,600		Chesapeake Energy Corp.	694,848
99,700	[2]	Chevron Corp.	9,123,547
16,500		Chubb Corp.	880,275
12,400		Cigna Corp.	650,876
171,200	[1]	Cisco Systems, Inc.	5,659,872
3,563		Citadel Broadcasting Corp.	15,677

Shares		Description	Value

United States—(cont’d)
176,700	[2]	Citigroup, Inc.	$7,403,730
1,365		CME Group, Inc.	909,431
14,800	[1]	Coach, Inc.	541,088
59,000	[2]	Coca-Cola Co. (The)	3,643,840
52,800	[1,2]	Comcast Corp., Class A	1,111,440
38,600		ConocoPhillips	3,279,456
13,300		Consolidated Edison, Inc.	626,297
7,200		Constellation Energy Group, Inc.	681,840
49,200		Corning, Inc.	1,194,084
43,500	[2]	CVS Caremark Corp.	1,816,995
25,500	[2]	D.R. Horton, Inc.	323,595
60,800	[1,2]	Dell, Inc.	1,860,480
11,900		Devon Energy Corp.	1,111,460
8,150		Discover Financial Services	157,295
9,000		Dominion Resources, Inc.	824,670
36,800	[2]	Dow Chemical Co. (The)	1,657,472
50,400		Duke Energy Corp.	966,168
4,100		Duke Realty Corp. (REIT)	131,815
56,900	[2]	E.I. du Pont de Nemours & Co.	2,817,119
8,100		Eastman Kodak Co.	232,146
4,200		Eaton Corp.	388,836
121,200	[1]	eBay, Inc.	4,375,320
12,400		Edison Intl.	721,060
12,400	[1]	Electronic Arts, Inc.	757,888
31,500	[2]	Eli Lilly & Co.	1,705,725
4,200		Embarq Corp.	222,264
59,100	[1]	EMC Corp.	1,500,549
38,500	[2]	Emerson Electric Co.	2,012,395
8,100		Entergy Corp.	970,947
21,300	[2]	Exelon Corp.	1,763,214
127,700	[2]	Exxon Mobil Corp.	11,747,123
8,200		FedEx Corp.	847,388
80,200	[2]	Fidelity National Financial, Inc.	1,234,278
19,900		Fifth Third Bancorp	622,472
3,500		First Horizon National Corp.	91,280
12,200		FirstEnergy Corp.	850,340
17,800		Fluor Corp.	2,812,400
15,400		FPL Group, Inc.	1,053,668
24,400		Freddie Mac	1,274,412
9,000	[1]	Genentech, Inc.	667,170
351,700	[2]	General Electric Co.	14,475,972
13,800		General Mills, Inc.	796,674
17,800	[2]	General Motors Corp.	697,582
30,200	[1]	Gilead Sciences, Inc.	1,394,938
15,200		Goldman Sachs Group, Inc. (The)	3,768,384
13,670	[1]	Google, Inc.	9,664,690
26,000		Halliburton Co.	1,024,920
11,600		Hartford Financial Services Group, Inc.	1,125,548
33,500		HCP, Inc.	1,140,340
24,000		Hewlett-Packard Co.	1,240,320
53,400		Home Depot, Inc.	1,682,634
55,200		Hospitality Properties Trust (REIT)	2,185,920
63,471		HRPT Properties Trust (REIT)	595,993
110,832		Idearc, Inc.	2,990,247
162,800	[2]	Intel Corp.	4,379,320
26,600		Intl. Paper Co.	983,136
122,552		iStar Financial, Inc. (REIT)	3,739,062
4,800		JCPenney Co., Inc.	269,952
88,100	[2]	Johnson & Johnson	5,741,477
23,700		Johnson Controls, Inc.	1,036,164
97,900		JPMorgan Chase & Co.	4,601,300
21,500	[1]	Juniper Networks, Inc.	774,000
22,000	[2]	Kellogg Co.	1,161,380
24,900	[2]	Kimberly-Clark Corp.	1,765,161
6,400	[1]	Kohl’s Corp.	351,808
48,87	[2]	Kraft Foods, Inc.	1,632,780
3,500	[2]	L-3 Communications Holdings, Inc.	383,740
70,400	[1]	Lam Research Corp.	3,534,080

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2007	31

Portfolio of Investments as of October 31, 2007	BlackRock Global Equity Income Trust (BFD) (concluded)
(Percentages shown are based on Net Assets)

Shares		Description	Value

United States—(cont’d)
112,398		Lamar Advertising Co., Class A	$6,008,797
5,300	[1]	Liberty Media Corp. - Capital, Ser. A	662,394
17,800	[2]	Lincoln National Corp.	1,110,186
85,300	[2]	Linear Technology Corp.	2,816,606
27,700		Lowe’s Cos., Inc.	744,853
40,300	[2]	Ltd. Brands, Inc., Class A	887,003
15,000		Macy’s, Inc.	480,450
22,800		Marathon Oil Corp.	1,348,164
24,000	[2]	Marsh & McLennan Cos., Inc.	621,360
47,200	[2]	Masco Corp.	1,136,576
9,100	[2]	Maxim Integrated Products, Inc.	246,610
34,000	[2]	McDonald’s Corp.	2,029,800
11,600	[1]	Medco Health Solutions, Inc.	1,094,808
9,800	[2]	Medtronic, Inc.	464,912
61,300	[2]	Merck & Co., Inc.	3,571,338
114,500	[2]	Microchip Technology, Inc.	3,797,965
89,200	[3]	Microsoft Corp.	3,283,452
15,400		Monsanto Co.	1,503,502
68,500	[2]	Motorola, Inc.	1,287,115
16,300	[2]	National City Corp.	395,275
14,000	[1]	National Oilwell Varco, Inc.	1,025,360
129,800	[2]	New York Community Bancorp, Inc.	2,415,578
83,000		New York Times Co. (The)	1,623,480
21,900	[2]	Newell Rubbermaid, Inc.	638,604
11,100	[2]	Newmont Mining Corp.	564,546
32,100	[2]	News Corp., Class A	695,607
1,600		Northrop Grumman Corp.	133,792
20,900	[1]	Nvidia Corp.	739,442
9,400		Omnicom Group, Inc.	479,212
123,000	[1,2]	Oracle Corp.	2,726,910
6,100		PACCAR, Inc.	338,916
13,800		Paychex, Inc.	576,564
48,300		PepsiCo, Inc.	3,560,676
472,900	[3]	Pfizer, Inc.	11,638,069
14,300		PG&E Corp.	699,699
66,800	[2]	Pitney Bowes, Inc.	2,674,672
8,100	[2]	Plum Creek Timber Co., Inc. (REIT)	361,827
15,300		PPL Corp.	791,010
95,400	[2]	Procter & Gamble Co.	6,632,208
10,100		Public Service Enterprise Group, Inc.	965,560
26,700	[2]	Qualcomm, Inc.	1,140,891
45,000	[1]	Qwest Communications Intl., Inc.	323,100
29,300		Regions Financial Corp.	794,616
11,700		Reynolds American, Inc.	753,831
25,800	[2]	Rohm & Haas Co.	1,338,504
14,800	[2]	RR Donnelley & Sons Co.	596,292
93,600	[1]	SanDisk Corp.	4,155,840
79,000	[2]	Sara Lee Corp.	1,306,660
33,200	[2]	Schlumberger Ltd.	3,206,124
2,400	[1]	Sears Holdings Corp.	323,496
8,900		Simon Property Group, Inc. (REIT)	926,579
71,983		Smith Intl., Inc.	4,754,477
30,000		Southern Co.	1,099,800
25,300		Spectra Energy Corp.	657,294
23,500	[1,2]	Starbucks Corp.	626,980
11,900	[2]	Starwood Hotels & Resorts Worldwide, Inc.	676,634
11,400		Stryker Corp.	809,400
101,900	[1,2]	Sun Microsystems, Inc.	581,849
13,500		SunTrust Banks, Inc.	980,100
5,900	[2]	SUPERVALU, Inc.	228,625
44,500	[2]	SYSCO Corp.	1,525,905
18,700	[2]	Temple-Inland, Inc.	1,003,629
28,900	[2]	Texas Instruments, Inc.	942,140
16,300	[1]	Thermo Fisher Scientific, Inc.	958,603
5,300	[1]	Transocean, Inc.	632,661
23,600	[2]	Travelers Cos., Inc. (The)	1,232,156
19,075		Tyco Electronics Ltd.	680,405

Shares		Description	Value

United States—(cont’d)
19,075		Tyco Intl. Ltd.	$785,318
120,100	[2]	U.S. Bancorp	3,982,516
55,200	[2]	United Parcel Service, Inc., Class B	4,145,520
38,100	[2]	UnitedHealth Group, Inc.	1,872,615
29,100	[2]	UST, Inc.	1,551,612
18,500	[2]	Valero Energy Corp.	1,302,955
91,500	[2]	Verizon Communications, Inc.	4,215,405
53,800	[2]	Wachovia Corp.	2,460,274
24,900	[2]	Wal-Mart Stores, Inc.	1,125,729
19,000	[2]	Walgreen Co.	753,350
46,400	[2]	Walt Disney Co. (The)	1,606,832
26,600	[2]	Washington Mutual, Inc.	741,608
35,000	[2]	Waste Management, Inc.	1,273,650
17,300	[2]	WellPoint, Inc.	1,370,679
96,400	[2]	Wells Fargo & Co.	3,278,564
29,400	[2]	Weyerhauser Co.	2,231,754
23,900		Williams Cos., Inc.	872,111
158,096		Windstream Corp.	2,126,391
38,000	[2]	Wyeth	1,847,940
99,000	[2]	Xcel Energy, Inc.	2,232,450
38,200	[1]	Xerox Corp.	666,208
13,800		XTO Energy, Inc.	916,044
27,200	[1,2]	Yahoo! Inc.	845,920
21,300		Yum! Brands, Inc.	857,751
6,700	[1,2]	Zimmer Holdings, Inc.	465,583

		Total United States	382,219,897

		Total Common Stocks
		(cost $787,487,572)	838,711,680

MONEY MARKET FUND—2.6%
22,964,924	[4]	Fidelity Institutional Money Market Prime Portfolio, 4.86% (cost $22,964,924)	22,964,924

		Total investments before outstanding options written
		(cost $810,452,4965)	861,676,604

Contracts

OUTSTANDING CALL OPTIONS WRITTEN—(0.6)%
(935)	Dow Jones Euro Stoxx, strike price 4,500 EUR, expires 11/16/07	(811,954)
(470)	Dow Jones Euro Stoxx, strike price 4,600 EUR, expires 12/21/07	(471,464)
(315)	FTSE 100 Index, strike price 6,750 GBP, expires 11/16/07	(525,155)
(163)	FTSE 100 Index, strike price 6,800 GBP, expires 12/21/07	(311,812)
(140)	Nikkei, strike price 17,500 JPY, expires 11/09/07	(33,372)
(180)	S&P 500, strike price $1,550, expires 12/24/07	(732,600)
(770)	S&P 500, strike price $1,575, expires 11/19/07	(550,550)
(370)	S&P 500, strike price $1,575, expires 12/24/07	(976,800)
(270)	S&P 500, strike price $1,600, expires 12/24/07	(421,200)

	Total Outstanding Call Options Written
	(premium received $(5,435,857))	(4,834,907)

Total investments net of outstanding options written—96.9%		$856,841,697
Other assets in excess of liabilities—3.1%		27,367,929

Net Assets—100.0%		$884,209,626

[1]	Non-income producing security.
[2]	Security, or a portion thereof, pledged as collateral for outstanding options written.
[3]

Security, or a portion thereof, pledged as collateral with a value of $12,292,210 on 113 long Dow Jones Euro Stoxx futures contracts, 38 long FTSE 100 Index futures contracts, 60 long Nikkei JPY Denominated futures contracts and 26 long S&P 500 futures contracts all expiring December 2007. The notional value of such contracts on October 31, 2007 was $27,189,302, with an unrealized gain of $1,028,036.

[4]	Represents current yield as of October 31, 2007.
[5]

Cost for federal income tax purposes is $810,509,866. The net unrealized appreciation on a tax basis is $51,166,738, consisting of $80,483,101 gross unrealized appreciation and $29,316,363 gross unrealized depreciation.

See Notes to Financial Statements.

32	ANNUAL REPORT	OCTOBER 31, 2007

Portfolio of Investments as of October 31, 2007	BlackRock Global Opportunities Equity Trust (BOE)
(Percentages shown are based on Net Assets)

Shares		Description	Value

LONG-TERM INVESTMENTS—102.7%
Common Stocks—102.1%
Australia—2.9%
382,000		Lion Nathan Ltd.	$3,322,287
77,400		QBE Insurance Group Ltd.	2,368,644
940,000		SP AusNet	1,140,401
133,232		St. George Bank Ltd.	4,547,595

		Total Australia	11,378,927

Bermuda—0.5%
44,800		Accenture Ltd., Class A	1,749,440

Brazil—2.3%
105,500	[1]	Cia Energetica de Minas Gerais (ADR)	2,278,800
108,750	[1]	Gerdau S.A. (ADR)	3,382,125
35,000		Petroleo Brasileiro S.A. (ADR)	3,347,050

		Total Brazil	9,007,975

Canada—5.1%
69,200	[1]	Barrick Gold Corp.	3,053,796
28,800		Canadian Imperial Bank of Commerce	3,109,723
51,000		Potash Corp. of Saskatchewan	6,263,820
70,800		Teck Cominco Ltd., Class B	3,545,808
64,400		TELUS Corp.	3,916,562

		Total Canada	19,889,709

China—2.7%
1,026,300		Datang Intl. Power Generation Co. Ltd.	1,168,096
2,075,200		Industrial & Commercial Bank of China	1,982,051
28,200		PetroChina Co. Ltd. (ADR)	7,405,320

		Total China	10,555,467

Finland—1.4%
86,900		Fortum Oyj	3,778,705
22,000		Wartsila Oyj, B Shares	1,803,408

		Total Finland	5,582,113

France—3.3%
17,200		Alstom S.A.	4,079,245
66,300		AXA S.A.	2,977,947
38,800		Total S.A.	3,131,005
11,333		Unibail-Rodamco	2,830,307

		Total France	13,018,504

Germany—6.0%
19,500		E.ON AG	3,812,243
37,200		Fresenius Medical Care AG & Co. KGaA	1,969,220
17,100		Hannover Rueckversicherung AG	902,621
73,600		IVG Immobilien AG	3,347,741
24,700		K+S AG	5,178,242
22,500		Linde AG	2,851,110
19,100		RWE AG	2,609,230
20,900		Siemens AG	2,833,954

		Total Germany	23,504,361

Greece—0.7%
67,100		Piraeus Bank S.A.	2,701,672

Hong Kong—6.2%
497,800		ASM Pacific Technology	3,902,967
233,300		China Mobile Ltd.	4,823,120
1,896,000		China Power Intl. Development Ltd.	1,015,574
360,500		China Resources Power Holdings Co.	1,348,599
145,100		Esprit Holdings Ltd.	2,423,361
953,700		Hang Lung Properties Ltd.	4,588,334
1,462,000		New World Development Co. Ltd.	5,269,404
433,100		Shun Tak Holdings Ltd.	683,759

		Total Hong Kong	24,055,118

Ireland—0.2%
37,600		Allied Irish Banks Plc	949,840

Shares	Description	Value

Israel—0.9%
175,600	Partner Communications (ADR)	$3,369,764

Italy—3.8%
595,300	AEM S.p.A.	2,510,721
142,500	Credito Emiliano S.p.A.	1,936,359
164,900	Enel S.p.A.	1,977,207
109,200	Eni S.p.A.	3,987,226
203,700	Milano Assicurazioni S.p.A.	1,702,694
305,700	UniCredito Italiano S.p.A.	2,629,755

	Total Italy	14,743,962

Japan—4.5%
36,000	Daito Trust Construction Co. Ltd.	1,669,146
22,500	Fanuc Ltd.	2,466,440
206,300	ITOCHU Corp.	2,606,916
12,000	Nintendo Co. Ltd.	7,620,945
134,000	Sumitomo Corp.	2,334,804
100	Sumitomo Mitsui Financial Group, Inc.	819,132

	Total Japan	17,517,383

Luxembourg—0.8%
48,576	Oriflame Cosmetics S.A.	2,942,708

Mexico—0.5%
406,000	Kimberly-Clark de Mexico SAB de CV	1,766,790

Netherlands—4.0%
26,200	Akzo Nobel N.V.	2,111,683
28,300	InBev N.V.	2,671,150
82,150	ING Groep N.V.	3,713,071
25,200	Nutreco Holding N.V.	1,722,757
74,900	SBM Offshore N.V.	2,890,379
76,700	Unilever N.V.	2,496,413

	Total Netherlands	15,605,453

Norway—3.1%
33,700	Fred Olsen Energy ASA	1,717,800
262,600	Orkla ASA	4,909,649
69,800	StatoilHydro ASA	2,377,844
14,000	Storebrand ASA	200,690
72,100	Yara Intl. ASA	2,810,185

	Total Norway	12,016,168

Philippines—0.9%
49,400	Philippine Long Distance Telephone Co. (ADR)	3,388,840

Singapore—2.0%
183,000	Singapore Airlines Ltd.	2,498,079
868,520	Singapore Telecommunications Ltd.	2,469,797
184,796	United Overseas Bank Ltd.	2,772,172

	Total Singapore	7,740,048

South Africa—0.4%
317,700	Truworths Intl. Ltd.	1,605,219

Spain—1.3%
63,600	Gestevision Telecinco S.A.	1,838,146
79,600	Repsol YPF S.A.	3,144,770

	Total Spain	4,982,916

Sweden—2.2%
121,400	Atlas Copco AB	2,040,572
122,900	Nordea Bank AB	2,201,314
97,600	Skanska AB, B Shares	1,940,649
129,300	Svenska Cellulosa AB, B Shares	2,284,609

	Total Sweden	8,467,144

Switzerland—2.1%
13,500	Alcon, Inc.	2,054,835
6,700	Nestle S.A.	3,094,609
13,000	Syngenta AG	3,144,618

	Total Switzerland	8,294,062

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2007	33

Portfolio of Investments as of October 31, 2007	BlackRock Global Opportunities Equity Trust (BOE) (continued) (Percentages shown are based on Net Assets)

Shares		Description	Value

Taiwan—0.7%
251,953		Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	$2,683,299

United Kingdom—8.2%
183,100		Arriva Plc	3,204,255
589,233		Brit Insurance Holdings Plc	3,988,906
588,200		Cobham Plc	2,583,073
165,066		De La Rue Plc	2,821,885
200,000		Diageo Plc	4,588,725
745,200		Legal & General Group Plc	2,175,523
100,000		National Express Group Plc	2,750,363
99,728		Scottish & Southern Energy Plc	3,233,962
104,266		Smiths Group Plc	2,452,485
117,013		United Utilities Plc	1,779,026
65,100	[1]	Vodafone Group Plc (ADR)	2,556,477

		Total United Kingdom	32,134,680

United States—35.4%
32,000	[1]	Abbott Laboratories	1,747,840
193,000	[1]	Alaska Communications Systems Group, Inc.	3,140,110
23,900	[1]	AllianceBernstein Holding LP	2,041,777
37,100	[1]	Altria Group, Inc.	2,705,703
48,700	[1]	American Electric Power Co., Inc.	2,347,827
42,200	[1]	Aon Corp.	1,912,504
18,900	[1,2]	Apple, Inc.	3,590,055
56,100	[1]	Archer Daniels Midland Co.	2,007,258
46,900	[1]	AT&T, Inc.	1,959,951
24,100	[1]	Becton Dickinson & Co.	2,011,386
96,000	[1]	Bristol-Myers Squibb Co.	2,879,040
64,900	[1,2]	Broadcom Corp.	2,112,495
58,300	[1]	Chevron Corp.	5,335,033
114,500	[1,2]	Cisco Systems, Inc.	3,785,370
40,300		Colgate-Palmolive Co.	3,073,681
64,600	[1]	ConocoPhillips	5,488,416
77,300	[1]	CVS Caremark Corp.	3,228,821
22,000		Diamond Offshore Drilling, Inc.	2,491,060
33,400		Dominion Resources, Inc.	3,060,442
85,700		Eagle Bulk Shipping, Inc.	2,921,513
59,600	[1]	Exxon Mobil Corp.	5,482,604
87,400	[1]	General Electric Co.	3,597,384
60,000		General Motors Corp.	2,351,400
3,700	[1,2]	Google, Inc.	2,615,900
44,300	[1]	HJ Heinz Co.	2,072,354
18,200	[1]	Intl. Business Machines Corp.	2,113,384
20,400	[1]	Johnson & Johnson	1,329,468
51,100		Kellogg Co.	2,697,569
46,300		Loews Corp. - Carolina Group	3,971,614
67,600		McDonald’s Corp.	4,035,720
82,000	[1]	Merck & Co., Inc.	4,777,320
36,200	[2]	MGM Mirage	3,316,282
148,000	[1]	Microsoft Corp.	5,447,880
42,200		Molson Coors Brewing Co.	2,415,106
42,000		Nike, Inc.	2,782,920
50,200		Occidental Petroleum Corp.	3,466,310
72,800		Pepco Holdings, Inc.	2,074,072
42,000		PepsiCo, Inc.	3,096,240
42,600		Procter & Gamble Co.	2,961,552
21,300		Public Service Enterprise Group, Inc.	2,036,280
42,500	[2]	St. Jude Medical, Inc.	1,731,025
39,700		Starwood Hotels & Resorts Worldwide, Inc.	2,257,342
30,000		Stryker Corp.	2,130,000
24,500		Sunoco, Inc.	1,803,200
45,600		Textron, Inc.	3,155,976
41,700	[2]	Waters Corp.	3,210,066
84,000		Yum! Brands, Inc.	3,382,680

		Total United States	138,151,930

		Total Common Stocks (cost $306,222,802)	397,803,492

Shares		Description	Value

Preferred Stock—0.6%
Germany—0.6%
44,100		Henkel KGaA, 1.35%	$2,250,515

		Total Long-Term Investments (cost $308,236,100)	400,054,007

MONEY MARKET FUND—2.3%
8,991,205	[3]	Fidelity Institutional Money Market Prime Portfolio, 4.86% (cost $8,991,205)	8,991,205

Contracts

OUTSTANDING CALL OPTIONS PURCHASED—0.0%
103,000	BAE Systems Plc, strike price 4.50 GBP, expires 11/07/07	103,443
50,000	BAE Systems Plc, strike price 4.50 GBP, expires 11/27/07	53,646
14,500	Bilfinger Berger AG, strike price 65 EUR, expires 11/12/07	13,984
203	Citigroup, Inc., strike price $52.50, expires 11/19/07	609
150	Citigroup, Inc., strike price $52.50, expires 12/24/07	1,050
59,000	Credito Emiliano S.p.A., strike price 12 EUR, expires 11/06/07	1
43,000	Danske Bank A/S, strike price 235 DKK, expires 11/12/07	13,401
8,500	Deutsche Bank AG, strike price 110 EUR, expires 11/06/07	—
5,000	Deutsche Bank AG, strike price 110 EUR, expires 11/12/07	1
28,000	Host Hotels & Resorts, Inc., strike price $25, expires 11/02/07	6
140	Motorola, Inc., strike price $20, expires 11/19/07	910
75	Nippon Commercial Investment Corp., strike price 654,700 JPY, expires 11/20/07	502
142,000	Storebrand ASA, strike price 90 NOK, expires 11/06/07	722
82,300	United Utilities Plc, strike price 8 GBP, expires 11/06/07	2
8,000	Zimmer Holdings, Inc., strike price $90, expires 11/16/07	2

	Total Outstanding Call Options Purchased (cost $196,386)	188,279

	Total investments before outstanding options written (cost $317,423,6914)	409,233,491

OUTSTANDING OPTIONS WRITTEN—(5.3)%
OUTSTANDING CALL OPTIONS WRITTEN—(5.3)%
(150)	Abbott Laboratories, strike price $58, expires 11/02/07	—
(25)	Abbott Laboratories, strike price $60, expires 11/19/07	(187)
(250)	Accenture Ltd., Class A, strike price $40, expires 11/19/07	(16,875)
(450,000)	AEM S.p.A., strike price 2.87 EUR, expires 11/07/07	(35,265)
(45)	Akzo Nobel N.V., strike price 61 EUR, expires 12/21/07	(3,259)
(10,000)	Akzo Nobel N.V., strike price 65.51 EUR, expires 11/06/07	—
(33,000)	Alaska Communications Systems Group, Inc., strike price $16.49, expires 11/16/07	(14,074)
(385)	Alaska Communications Systems Group, Inc., strike price $16.50, expires 12/28/07	(34,242)
(82,800)	Alaska Communications Systems Group, Inc., strike price $16.70, expires 11/02/07	(3,892)
(53)	Alcon, Inc., strike price $140, expires 11/19/07	(69,430)
(16)	Alcon, Inc., strike price $145, expires 11/19/07	(13,680)
(140)	AllianceBernstein Holding LP, strike price $95, expires 01/21/08	(14,350)
(37,600)	Allied Irish Banks Plc, strike price 20.71 EUR, expires 11/06/07	(16)
(6,800)	Alstom S.A., strike price 133.80 EUR, expires 11/28/07	(292,364)
(3,500)	Alstom S.A., strike price 147.10 EUR, expires 11/07/07	(80,858)
(9,300)	Altria Group, Inc., strike price $72.50, expires 11/05/07	(5,844)
(130)	Altria Group, Inc., strike price $73, expires 11/23/07	(16,214)
(250)	American Electric Power Co., Inc., strike price $47.50, expires 11/19/07	(29,375)

See Notes to Financial Statements.

34	ANNUAL REPORT	OCTOBER 31, 2007

Portfolio of Investments as of October 31, 2007	BlackRock Global Opportunities Equity Trust (BOE) (continued) (Percentages shown are based on Net Assets)

Contracts	Description	Value

OUTSTANDING CALL OPTIONS WRITTEN—(cont’d)
(23,200)	Aon Corp., strike price $43.52, expires 11/16/07	$(52,244)
(57)	Apple, Inc., strike price $150, expires 11/19/07	(228,713)
(3,800)	Apple, Inc., strike price $160, expires 11/05/07	(113,972)
(47)	Apple, Inc., strike price $185, expires 01/21/08	(82,720)
(185)	Archer Daniels Midland Co., strike price $39.50, expires 11/02/07	—
(125)	Archer Daniels Midland Co., strike price $40, expires 12/24/07	(5,000)
(147,000)	Arriva Plc, strike price 7.63 GBP, expires 11/07/07	(230,863)
(69,800)	ASM Pacific Technology, strike price 58.72 HKD, expires 11/08/07	(19,800)
(204,000)	ASM Pacific Technology, strike price 59.78 HKD, expires 11/08/07	(43,462)
(224,000)	ASM Pacific Technology, strike price 70.41 HKD, expires 11/07/07	(457)
(105)	AT&T, Inc., strike price $41.25, expires 11/09/07	(10,640)
(27,000)	AT&T, Inc., strike price $41.50, expires 11/16/07	(29,805)
(31,400)	Atlas Copco AB, strike price 112.10 SEK, expires 11/06/07	(2,280)
(68,000)	Atlas Copco AB, strike price 114 SEK, expires 11/06/07	(2,597)
(22,000)	Atlas Copco AB, strike price 118.25 SEK, expires 11/28/07	(4,084)
(50)	AXA S.A., strike price 33.35 EUR, expires 12/21/07	(3,259)
(10,000)	AXA S.A., strike price 34 EUR, expires 11/27/07	(4,541)
(13,000)	AXA S.A., strike price 34.83 EUR, expires 11/06/07	(62)
(8,200)	AXA S.A., strike price 35 EUR, expires 11/12/07	(356)
(103,000)	BAE Systems Plc, strike price 4.53 GBP, expires 11/07/07	(97,061)
(50,000)	BAE Systems Plc, strike price 4.60 GBP, expires 11/27/07	(44,643)
(125)	Becton Dickinson & Co., strike price $80, expires 11/19/07	(55,000)
(230)	Barrick Gold Corp., strike price $50, expires 01/21/08	(31,625)
(5,500)	Bilfinger Berger AG, strike price 66.50 EUR, expires 11/12/07	(3,129)
(9,000)	Bilfinger Berger AG, strike price 70.50 EUR, expires 11/06/07	(86)
(48,000)	Bristol-Myers Squibb Co., strike price $33.43, expires 11/16/07	(274)
(290,000)	Brit Insurance Holdings Plc, strike price 3.49 GBP, expires 11/06/07	(1,809)
(60,000)	Brit Insurance Holdings Plc, strike price 3.60 GBP, expires 11/12/07	(512)
(125)	Broadcom Corp., strike price $37.50, expires 11/19/07	(937)
(200)	Broadcom Corp., strike price $37.50, expires 01/21/08	(16,000)
(80)	Canadian Imperial Bank of Commerce, strike price 100 CAD, expires 01/21/08	(42,979)
(80)	Canadian Imperial Bank of Commerce, strike price 105 CAD, expires 01/21/08	(19,902)
(440)	Chevron Corp., strike price $88.50, expires 11/02/07	(132,876)
(116,000)	China Mobile Ltd., strike price 90.34 HKD, expires 11/08/07	(998,514)
(1,000,000)	China Power Intl. Development Ltd., strike price 4.12 HKD, expires 11/20/07	(21,419)
(198,000)	China Resources Power Holdings Co., strike price 22.26 HKD, expires 11/20/07	(166,389)
(180)	Cisco Systems, Inc., strike price $30, expires 12/14/07	(65,005)
(17,500)	Cisco Systems, Inc., strike price $32, expires 11/16/07	(26,901)
(270)	Cisco Systems, Inc., strike price $35, expires 01/21/08	(32,805)
(150)	Citigroup, Inc., strike price $55, expires 12/24/07	(450)
(10,300)	Citigroup, Inc., strike price $55.25, expires 11/16/07	(1)
(10,000)	Citigroup, Inc., strike price $56, expires 11/16/07	—
(117,000)	Cobham Plc, strike price 1.97 GBP, expires 11/30/07	(39,095)
(235,000)	Cobham Plc, strike price 2.15 GBP, expires 11/06/07	(7,085)
(100)	Colgate-Palmolive Co., strike price $70, expires 11/19/07	(64,500)
(100)	Colgate-Palmolive Co., strike price $75, expires 01/21/08	(38,500)
(20,000)	Cia Energetica de Minas Gerais (ADR), strike price $20.02, expires 11/16/07	(37,936)

Contracts	Description	Value

OUTSTANDING CALL OPTIONS WRITTEN—(cont’d)
(38,100)	Cia Energetica de Minas Gerais (ADR), strike price $22.79, expires 11/05/07	$(960)
(18,000)	ConocoPhillips, strike price $81.63, expires 11/16/07	(77,319)
(17,500)	ConocoPhillips, strike price $82.80, expires 11/05/07	(40,232)
(13,000)	ConocoPhillips, strike price $83, expires 11/02/07	(26,164)
(59,000)	Credito Emiliano S.p.A., strike price 12.43 EUR, expires 11/06/07	(1)
(360)	CVS Caremark Corp., strike price $40, expires 11/19/07	(85,500)
(21,000)	Daito Trust Construction Co. Ltd., strike price 6,375 JPY, expires 11/20/07	(599)
(43,000)	Danske Bank A/S, strike price 237 DKK, expires 11/12/07	(9,969)
(840,000)	Datang Intl. Power Generation Co. Ltd., strike price 5.45 HKD, expires 11/08/07	(353,742)
(21,000)	De La Rue Plc, strike price 7.55 GBP, expires 11/12/07	(30,077)
(111,247)	De La Rue Plc, strike price 7.95 GBP, expires 11/07/07	(64,769)
(6,000)	Deutsche Bank AG, strike price 110 EUR, expires 11/06/07	—
(5,000)	Deutsche Bank AG, strike price 112.25 EUR, expires 11/12/07	—
(2,500)	Deutsche Bank AG, strike price 120.13 EUR, expires 11/06/07	—
(122,000)	Diageo Plc, strike price 10.93 GBP, expires 11/07/07	(37,240)
(30)	Diamond Offshore Drilling, Inc., strike price $110, expires 12/24/07	(25,650)
(90)	Diamond Offshore Drilling, Inc., strike price $111.50, expires 11/02/07	(20,184)
(75)	Dominion Resources, Inc., strike price $90, expires 12/24/07	(25,500)
(3,000)	Dominion Resources, Inc., strike price $91.73, expires 11/16/07	(3,987)
(8,000)	Dominion Resources, Inc., strike price $92, expires 11/16/07	(9,608)
(7,500)	E.ON AG, strike price 125.19 EUR, expires 11/07/07	(106,757)
(20)	E.ON AG, strike price 130 EUR, expires 12/21/07	(21,192)
(21,500)	Eagle Bulk Shipping, Inc., strike price $23.34, expires 11/16/07	(231,125)
(10,800)	Eagle Bulk Shipping, Inc., strike price $27, expires 11/16/07	(76,572)
(25,800)	Eagle Bulk Shipping, Inc., strike price $28, expires 11/05/07	(157,122)
(80)	Enel S.p.A., strike price 8.20 EUR, expires 12/21/07	(10,372)
(40,000)	Enel S.p.A., strike price 8.46 EUR, expires 11/07/07	(574)
(65,000)	Eni S.p.A., strike price 26.70 EUR, expires 11/06/07	(320)
(57,000)	Esprit Holdings Ltd., strike price 101.45 HKD, expires 11/08/07	(195,618)
(22,800)	Esprit Holdings Ltd., strike price 106.89 HKD, expires 11/20/07	(62,869)
(242)	Exxon Mobil Corp., strike price $89, expires 11/02/07	(73,742)
(114)	Exxon Mobil Corp., strike price $89, expires 11/12/07	(42,842)
(240)	Exxon Mobil Corp., strike price $92, expires 11/02/07	(18,158)
(4,500)	Fanuc Ltd., strike price 12,486.64 JPY, expires 11/20/07	(14,858)
(7,900)	Fanuc Ltd., strike price 13,198.73 JPY, expires 12/11/07	(17,569)
(49,000)	Fortum Oyj, strike price 23.75 EUR, expires 11/12/07	(438,647)
(17,000)	Fred Olsen Energy ASA, strike price 329.66 NOK, expires 11/06/07	—
(20,500)	Fresenius Medical Care AG & Co. KGaA, strike price 37.29 EUR, expires 01/09/08	(33,689)
(22,000)	General Electric Co., strike price $40.25, expires 11/16/07	(28,248)
(22,000)	General Electric Co., strike price $41.34, expires 11/05/07	(3,478)
(200)	General Motors Corp., strike price $35, expires 12/24/07	(103,500)
(130)	General Motors Corp., strike price $37.50, expires 01/21/08	(52,975)
(63,700)	Gerdau S.A. (ADR), strike price $25, expires 11/02/07	(388,666)

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2007	35

Portfolio of Investments as of October 31, 2007	BlackRock Global Opportunities Equity Trust (BOE) (continued) (Percentages shown are based on Net Assets)

Contracts	Description	Value

OUTSTANDING CALL OPTIONS WRITTEN—(cont’d)
(45,000)	Gerdau S.A. (ADR), strike price $25.70, expires 11/16/07	$(244,620)
(32,000)	Gestevision Telecinco S.A., strike price 20.80 EUR, expires 11/12/07	(4,492)
(1,400)	Google, Inc., 1.35%, strike price $521.08, expires 11/16/07	(261,840)
(14)	Google, Inc., strike price $620, expires 12/24/07	(133,000)
(139,500)	Hang Lung Properties Ltd., strike price 24.98 HKD, expires 11/08/07	(213,902)
(385,000)	Hang Lung Properties Ltd., strike price 27.88 HKD, expires 11/08/07	(446,511)
(21,300)	Henkel KGaA, 1.35%, strike price 39.52 EUR, expires 11/06/07	—
(70)	HJ Heinz Co., strike price $47.25, expires 11/02/07	(768)
(185)	HJ Heinz Co., strike price $48.75, expires 11/08/07	(844)
(28,000)	Host Hotels & Resorts, Inc., strike price $27, expires 11/02/07	—
(17,000)	InBev N.V., strike price 60.42 EUR, expires 11/07/07	(117,888)
(450,000)	Industrial & Commercial Bank of China, strike price 4.12 HKD, expires 11/08/07	(186,306)
(700,000)	Industrial & Commercial Bank of China, strike price 4.47 HKD, expires 11/08/07	(257,772)
(45,000)	ING Groep N.V., strike price 33.01 EUR, expires 11/06/07	(365)
(78)	Intl. Business Machines Corp., strike price $120, expires 11/09/07	(3,792)
(5,800)	Intl. Business Machines Corp., strike price $122, expires 11/02/07	(10)
(110,000)	ITOCHU Corp., strike price 1,459.51 JPY, expires 12/11/07	(87,066)
(48,000)	IVG Immobilien AG, strike price 31.26 EUR, expires 11/07/07	(44,158)
(110)	Johnson & Johnson, strike price $64.50, expires 11/05/07	(7,836)
(4,800)	K+S AG, strike price 109.01 EUR, expires 11/28/07	(248,220)
(10,000)	K+S AG, strike price 109.10 EUR, expires 11/07/07	(510,729)
(123,000)	Kimberly-Clark de Mexico SAB de CV, strike price 46 MXN, expires 12/03/07	(18,237)
(123,000)	Kimberly-Clark de Mexico SAB de CV, strike price 50 MXN, expires 11/02/07	—
(111,000)	Legal & General Group Plc, strike price 1.45 GBP, expires 11/12/07	(2,516)
(336,000)	Legal & General Group Plc, strike price 1.57 GBP, expires 11/06/07	(7)
(30)	Linde AG, strike price 90 EUR, expires 11/16/07	(4,780)
(9,000)	Linde AG, strike price 90.33 EUR, expires 11/06/07	(1,862)
(189,000)	Lion Nathan Ltd., strike price 9.39 AUD, expires 11/08/07	(9,400)
(40,000)	Lion Nathan Ltd., strike price 9.43 AUD, expires 11/07/07	(1,498)
(125)	Loews Corp. - Carolina Group, strike price $80, expires 01/21/08	(95,625)
(5,000)	Loews Corp. - Carolina Group, strike price $81.25, expires 11/05/07	(22,712)
(80)	Loews Corp. - Carolina Group, strike price $82.50, expires 12/07/07	(38,203)
(6,700)	McDonald’s Corp., strike price $52.25, expires 11/05/07	(50,340)
(340)	McDonald’s Corp., strike price $52.50, expires 12/24/07	(248,200)
(27,000)	Merck & Co., Inc., strike price $53.70, expires 11/16/07	(126,190)
(85)	Merck & Co., Inc., strike price $55, expires 11/05/07	(27,765)
(100)	Merck & Co., Inc., strike price $57.50, expires 01/21/08	(29,500)
(10,000)	MGM Mirage, strike price $90.83, expires 11/16/07	(36,220)
(100)	MGM Mirage, strike price $95, expires 12/24/07	(42,500)
(17,000)	Microsoft Corp., strike price $31.57, expires 11/16/07	(89,893)
(31,750)	Microsoft Corp., strike price $32.03, expires 12/21/07	(159,017)
(340)	Microsoft Corp., strike price $32.63, expires 11/05/07	(142,501)
(81,500)	Milano Assicurazioni S.p.A., strike price 6.36 EUR, expires 11/28/07	(3,046)
(21,000)	Molson Coors Brewing Co., strike price $47.13, expires 11/05/07	(212,394)
(14,000)	Motorola, Inc., strike price $20, expires 11/16/07	(1,114)

Contracts	Description	Value

OUTSTANDING CALL OPTIONS WRITTEN—(cont’d)
(55,000)	National Express Group Plc, strike price 13.26 GBP, expires 11/12/07	$(33,131)
(4,300)	Nestle S.A., strike price 521 CHF, expires 11/07/07	(53,022)
(145,200)	New World Development Co. Ltd., strike price 20.31 HKD, expires 11/08/07	(137,705)
(732,000)	New World Development Co. Ltd., strike price 20.61 HKD, expires 11/08/07	(665,711)
(15,000)	Nike, Inc., strike price $60.25, expires 11/16/07	(93,020)
(100)	Nike, Inc, strike price $61, expires 11/05/07	(52,721)
(3,200)	Nintendo Co. Ltd., strike price 43,832.71 JPY, expires 11/20/07	(765,118)
(5,200)	Nintendo Co. Ltd., strike price 63,600 JPY, expires 11/20/07	(392,843)
(75)	Nippon Commercial Investment Corp., strike price 654,707.45 JPY, expires 11/20/07	(502)
(70,000)	Nordea Bank AB, strike price 114 SEK, expires 11/12/07	(24,418)
(11,000)	Nutreco Holding N.V., strike price 51.12 EUR, expires 11/06/07	(81)
(25,000)	Occidental Petroleum Corp., strike price $58.75, expires 11/16/07	(260,195)
(24,000)	Oriflame Cosmetics S.A., strike price 340 SEK, expires 11/12/07	(168,342)
(105,000)	Orkla ASA, strike price 107.38 NOK, expires 11/06/07	(2,510)
(52,000)	Orkla ASA, strike price 111.50 NOK, expires 11/28/07	(3,949)
(53,000)	Orkla ASA, strike price 116 NOK, expires 11/06/07	(11)
(61,000)	Partner Communications (ADR), strike price $18, expires 12/21/07	(97,496)
(27,000)	Partner Communications (ADR), strike price $18.19, expires 11/16/07	(35,729)
(260)	Pepco Holdings, Inc., strike price $30, expires 11/19/07	(5,200)
(14,000)	Pepco Holdings, Inc., strike price $30.50, expires 11/16/07	(1,858)
(8,500)	PepsiCo, Inc., strike price $67.44, expires 11/16/07	(54,111)
(170)	PepsiCo, Inc., strike price $70, expires 11/19/07	(68,000)
(7,000)	PetroChina Co. Ltd. (ADR), strike price $149, expires 11/16/07	(795,631)
(60)	PetroChina Co. Ltd. (ADR), strike price $190, expires 11/19/07	(438,000)
(85)	PetroChina Co. Ltd. (ADR), strike price $190, expires 12/24/07	(652,800)
(67)	PetroChina Co. Ltd. (ADR), strike price $200, expires 11/19/07	(423,775)
(12,000)	Petroleo Brasileiro S.A. (ADR), strike price $61.61, expires 11/16/07	(408,788)
(7,000)	Petroleo Brasileiro S.A. (ADR), strike price $64.50, expires 11/05/07	(217,955)
(7,000)	Petroleo Brasileiro S.A. (ADR), strike price $67.70, expires 11/02/07	(195,535)
(9,800)	Philippine Long Distance Telephone Co. (ADR), strike price $56.20, expires 11/05/07	(121,514)
(17,000)	Philippine Long Distance Telephone Co. (ADR), strike price $57.61, expires 12/03/07	(208,098)
(13,000)	Piraeus Bank S.A., strike price 26.75 EUR, expires 11/30/07	(27,716)
(28,586)	Piraeus Bank S.A., strike price 27.80 EUR, expires 11/07/07	(1,466)
(305)	Potash Corp. of Saskatchewan, strike price $105, expires 12/22/07	(642,025)
(100)	Potash Corp. of Saskatchewan, strike price $110, expires 12/24/07	(173,000)
(10,500)	Potash Corp. of Saskatchewan, strike price $80.67, expires 11/16/07	(444,185)
(140)	Procter & Gamble Co., strike price $64, expires 11/05/07	(77,410)
(10,000)	Procter & Gamble Co., strike price $65.28, expires 11/16/07	(44,281)

See Notes to Financial Statements.

36	ANNUAL REPORT	OCTOBER 31, 2007

Portfolio of Investments as of October 31, 2007	BlackRock Global Opportunities Equity Trust (BOE) (concluded) (Percentages shown are based on Net Assets)

Contracts	Description	Value

OUTSTANDING CALL OPTIONS WRITTEN— (cont’d)
(50)	Public Service Enterprise Group, Inc., strike price $90.25, expires 11/05/07	$(26,809)
(55)	Public Service Enterprise Group, Inc., strike price $94, expires 11/05/07	(9,800)
(7,600)	QBE Insurance Group Ltd., strike price 31.25 AUD, expires 11/20/07	(10,743)
(35,000)	QBE Insurance Group Ltd., strike price 32.56 AUD, expires 11/08/07	(18,598)
(36,000)	Repsol YPF S.A., strike price 27.76 EUR, expires 11/06/07	(8,568)
(23,700)	Repsol YPF S.A., strike price 28.39 EUR, expires 11/01/07	(3)
(6,000)	RWE AG, strike price 84 EUR, expires 11/07/07	(89,021)
(4,500)	RWE AG, strike price 85.73 EUR, expires 11/27/07	(57,087)
(26,000)	SBM Offshore N.V., strike price 28.14 EUR, expires 11/07/07	(1,088)
(15,000)	SBM Offshore N.V., strike price 30.32 EUR, expires 11/28/07	(986)
(19,000)	Scottish & Southern Energy Plc, strike price 14.91 GBP, expires 11/30/07	(34,406)
(40,000)	Scottish & Southern Energy Plc, strike price 15.49 GBP, expires 11/02/07	(22,165)
(130,000)	Shun Tak Holdings Ltd., strike price 13.75 HKD, expires 11/07/07	(178)
(10,000)	Siemens AG, strike price 103 EUR, expires 11/27/07	(6,811)
(91,500)	Singapore Airlines Ltd., strike price 20.20 SGD, expires 12/11/07	(33,544)
(391,000)	Singapore Telecommunications Ltd., strike price 3.55 SGD, expires 11/08/07	(143,233)
(58,000)	Skanska AB, B Shares, strike price 160 SEK, expires 11/06/07	—
(57,000)	Smiths Group Plc, strike price 10.47 GBP, expires 11/12/07	(98,052)
(781,000)	SP AusNet, strike price 1.47 AUD, expires 11/08/07	(7)
(159,000)	SP AusNet, strike price 1.52 AUD, expires 11/08/07	(1)
(87,000)	St. George Bank Ltd., strike price 36.60 AUD, expires 11/08/07	(24,139)
(23,000)	St. Jude Medical, Inc., strike price $45.30, expires 11/16/07	(2,804)
(70)	Starwood Hotels & Resorts Worldwide, Inc., strike price $70, expires 11/19/07	(875)
(150)	Starwood Hotels & Resorts Worldwide, Inc., strike price $75, expires 11/19/07	(1,125)
(39,000)	StatoilHydro ASA, strike price 192.30 NOK, expires 01/09/08	(43,122)
(142,000)	Storebrand ASA, strike price 94.81 NOK, expires 11/06/07	(58)
(45)	Stryker Corp., strike price $70, expires 12/24/07	(14,850)
(120)	Stryker Corp., strike price $75, expires 12/24/07	(12,600)
(73,700)	Sumitomo Corp., strike price 2,065.15 JPY, expires 12/11/07	(48,919)
(100)	Sumitomo Mitsui Financial Group, Inc., strike price 1,058,136.59 JPY, expires 11/20/07	(5,918)
(125)	Sunoco, Inc., strike price $80, expires 11/19/07	(7,500)
(42,000)	Svenska Cellulosa AB, B Shares, strike price 118.44 SEK, expires 11/06/07	(302)
(33,000)	Svenska Cellulosa AB, B Shares, strike price 123 SEK, expires 11/28/07	(1,405)
(5,200)	Syngenta AG, strike price 232.75 CHF, expires 11/08/07	(204,515)
(200)	Syngenta AG, strike price 250 CHF, expires 11/16/07	(48,507)
(75,000)	Taiwan Semiconductor Manufacturing Co. Ltd. (ADR), strike price $11, expires 11/16/07	(16,567)
(385)	Taiwan Semiconductor Manufacturing Co. Ltd. (ADR), strike price $12, expires 11/09/07	(343)
(100)	Teck Cominco Ltd., Class B, strike price 48 CAD, expires 11/19/07	(10,162)

Contracts	Description	Value

OUTSTANDING CALL OPTIONS WRITTEN—(cont’d)
(25,000)	Teck Cominco Ltd., Class B, strike price 53.25 CAD, expires 11/16/07	$(3,343)
(100)	TELUS Corp., strike price 62 CAD, expires 11/19/07	(1,323)
(25,000)	TELUS Corp., strike price 66 CAD, expires 11/16/07	(2,472)
(25,600)	Textron, Inc., strike price $56.50, expires 11/16/07	(327,511)
(70)	Textron, Inc., strike price $60, expires 12/24/07	(70,350)
(19,000)	Total S.A., strike price 57.22 EUR, expires 11/06/07	(3,974)
(10,100)	Total S.A., strike price 57.70 EUR, expires 11/01/07	(3)
(97,000)	Truworths Intl. Ltd., strike price 36.99 ZAR, expires 11/06/07	(1)
(57,700)	Truworths Intl. Ltd., strike price 41.76 ZAR, expires 11/06/07	—
(6,790)	Unibail-Rodamco, strike price 210.61 EUR, expires 11/27/07	(369)
(153,000)	UniCredito Italiano S.p.A., strike price 6.42 EUR, expires 11/12/07	(975)
(20,000)	Unilever N.V., strike price 23.13 EUR, expires 11/07/07	(1,234)
(131,822)	United Overseas Bank Ltd., strike price 22.71 SGD, expires 11/07/07	(6,433)
(13,786)	United Overseas Bank Ltd., strike price 23.68 SGD, expires 11/20/07	(1,164)
(34,300)	United Utilities Plc, strike price 6.89 GBP, expires 11/30/07	(32,893)
(82,300)	United Utilities Plc, strike price 6.90 GBP, expires 11/07/07	(68,023)
(82,300)	United Utilities Plc, strike price 8.04 GBP, expires 11/06/07	(2)
(110)	Vodafone Group Plc (ADR), strike price $35, expires 11/19/07	(49,500)
(7,000)	Vodafone Group Plc (ADR), strike price $35.65, expires 11/16/07	(26,463)
(17,500)	Vodafone Group Plc (ADR), strike price $35.75, expires 11/05/07	(61,600)
(22,000)	Wartsila Oyj, B Shares, strike price 51.60 EUR, expires 11/28/07	(187,026)
(18,000)	Waters Corp., strike price $68.20, expires 11/16/07	(161,406)
(40,000)	Yara Intl. ASA, strike price 185.45 NOK, expires 12/12/07	(184,505)
(250)	Yum! Brands, Inc., strike price $34, expires 11/05/07	(156,895)
(17,000)	Yum! Brands, Inc., strike price $35.01, expires 11/16/07	(90,369)
(8,000)	Zimmer Holdings, Inc., strike price $90.50, expires 11/16/07	(2)

	Total Outstanding Call Options Written (premium received $(11,649,547))	(20,664,745)

OUTSTANDING PUT OPTION WRITTEN—0.0%
(700)	Motorola, Inc., strike price $18, expires 11/19/07 (premium received $(18,550))	(10,850)

	Total Outstanding Options Written (premium received $(11,668,097))	(20,675,595)

Total investments net of outstanding options written—99.7%		$388,557,896
Other assets in excess of liabilities—0.3%		1,183,390

Net Assets—100.0%		$389,741,286

[1]	Security, or a portion thereof, pledged as collateral for outstanding options written.
[2]	Non-income producing security.
[3]	Represents current yield as of October 31, 2007.
[4]

Cost for federal income tax purposes is $318,706,851. The net unrealized appreciation on a tax basis is $90,526,640, consisting of $92,599,617 gross unrealized appreciation and $2,072,977 gross unrealized depreciation.

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2007	37

Portfolio of Investments as of October 31, 2007	BlackRock Health Sciences Trust (BME) (Percentages shown are based on Net Assets)

Shares		Description	Value

LONG-TERM INVESTMENTS—87.1%
Common Stocks—87.1%
Biotechnology—15.5%
112,800	[1,2]	Alexion Pharmaceuticals, Inc.	$8,629,200
89,900	[1]	Applera Corp. - Celera Group	1,466,269
40,700	[1]	Arqule, Inc.	319,495
36,200	[1]	Celgene Corp.	2,389,200
61,000	[1]	Charles River Laboratories Intl., Inc.	3,538,000
54,500	[1]	Halozyme Therapeutics, Inc.	500,310
85,700	[1]	Integra LifeSciences Holdings Corp.	4,153,879
90,167	[1,3]	InterMune, Inc.	1,796,127
141,818	[1]	Kosan Biosciences, Inc.	721,854
28,100	[1]	Millipore Corp.	2,181,965
144,700	[1]	Myriad Genetics, Inc.	8,010,592
87,337	[1]	NicOx S.A.	2,089,442

		Total Biotechnology	35,796,333

Commercial Services—0.4%
28,200	[1]	PRA Intl.	851,358

Distribution/Wholesale—1.3%
23,500	[1]	MWI Veterinary Supply, Inc.	981,125
48,600		Owen & Minor, Inc.	1,970,244

		Total Distribution/Wholesale	2,951,369

Electronics—4.9%
122,500		Applera Corp. - Applied Biosystems Group	4,549,650
41,200	[1]	Varian, Inc.	3,044,268
49,400	[1]	Waters Corp.	3,802,812

		Total Electronics	11,396,730

Healthcare Products—23.7%
27,700		Alcon, Inc.	4,216,217
68,000	[1]	Alphatec Holdings, Inc.	289,680
98,600		Baxter Intl., Inc.	5,916,986
106,500		Becton Dickinson & Co.	8,888,490
63,100	[1]	Cepheid, Inc.	1,633,028
51,200		China Medical Technologies, Inc. (ADR)	2,388,480
75,400	[1,3]	Cyberonics, Inc.	1,093,300
110,700		Dentsply Intl., Inc.	4,591,836
40,100	[1,3]	Edwards Lifesciences Corp.	2,013,822
22,100		Johnson & Johnson	1,440,257
22,500	[1]	Kyphon, Inc.	1,594,800
100,600	[2]	Medtronic, Inc.	4,772,464
17,800	[1]	Power Medical Interventions, Inc.	212,710
52,600	[1]	SenoRx, Inc.	477,082
37,000	[1]	St. Jude Medical, Inc.	1,507,010
132,500		Stryker Corp.	9,407,500
20,900	[1]	Thoratec Corp.	417,373
3,800	[1]	Trans1, Inc.	95,000
20,800	[1]	Ventana Medical Systems, Inc.	1,830,400
63,100	[1]	Wright Medical Group, Inc.	1,672,150

		Total Healthcare Products	54,458,585

Healthcare Services—7.5%
73,700		Aetna, Inc.	4,139,729
3,100	[1]	athenahealth, Inc.	118,513
27,900	[1]	Covance, Inc.	2,301,750
22,200		Fresenius Medical Care AG & Co. KGaA	1,175,179
88,600		Manor Care, Inc.	5,898,988
24,083	[1]	Psychiatric Solutions, Inc.	953,687
56,300		UnitedHealth Group, Inc.	2,767,145

		Total Healthcare Services	17,354,991

Pharmaceuticals—31.9%
103,100	[2]	Abbott Laboratories	5,631,322
29,600	[1]	Auxilium Pharmaceuticals, Inc.	781,736
199,438	[1]	BioMarin Pharmaceuticals, Inc.	5,530,416

Shares		Description	Value

Pharmaceuticals—(cont’d)
101,700		Bristol-Myers Squibb Co.	$3,049,983
13,300	[1]	Cephalon, Inc.	980,742
10,300	[1]	Dynavax Technologies Corp.	51,500
137,000	[1]	Gilead Sciences, Inc.	6,328,030
38,900	[1]	ImClone Systems, Inc.	1,678,535
233,200	[2]	Merck & Co., Inc.	13,586,232
1,100		Novartis AG (ADR)	58,487
121,400	[1]	Onyx Pharmaceuticals, Inc.	5,670,594
89,300	[2]	Pfizer, Inc.	2,197,673
106,200	[1]	Pharmion Corp.	5,110,344
66,500	[1]	Poniard Pharmaceuticals, Inc.	308,560
63,650		Roche Holding AG	10,871,621
169,000		Schering-Plough Corp.	5,157,880
37,000		Teva Pharmaceutical Industries Ltd. (ADR)	1,628,370
74,700	[1]	Tongjitang Chinese Medicines Co. (ADR)	859,050
10,100	[1]	United Therapeutics Corp.	691,244
67,622		Wyeth	3,288,458

		Total Pharmaceuticals	73,460,777

Retail—1.6%
89,100		CVS Caremark Corp.	3,721,707

Software—0.3%
25,200	[1]	Phase Forward, Inc.	599,508

		Total Common Stocks (cost $158,903,266)	200,591,358

SHORT-TERM INVESTMENTS—15.4%
Money Market Funds—6.4%
11,463,945	[4]	Fidelity Institutional Money Market Prime Portfolio, 4.86%	11,463,945
3,175,600	[4,5,6]	BlackRock Liquidity Series, LLC Money Market Series, 5.04%	3,175,600

		Total Money Market Funds	14,639,545

Principal Amount

U.S. Government and Agency Discount Notes—9.0%
$20,800,000	[7]	Federal Home Loan Bank Disc. Notes, 4.40%, 11/01/07	20,800,000

		Total Short-Term Investments (cost $35,439,545)	35,439,545

Contracts

OUTSTANDING CALL OPTIONS PURCHASED—0.0%
210	Celgene Corp., strike price $70, expires 12/24/07	39,900
20	Cephalon, Inc., strike price $85, expires 11/19/07	450
10,000	Elan Corp. Plc (ADR), strike price $23, expires 11/16/07	14,270
200	Gilead Sciences, Inc., strike price $45, expires 11/19/07	38,500
10,000	Novartis AG (ADR), strike price $56.75, expires 11/16/07	136
30	Pozen, Inc., strike price $17.50, expires 12/24/07	225
10,000	Regeneron Pharmaceuticals, Inc., strike price $29, expires 11/16/07	1,820
100	Thoratec Corp., strike price $22.50, expires 11/19/07	1,250
100	UnitedHealth Group, Inc., strike price $60, expires 11/19/07	400
12,000	Zimmer Holdings, Inc., strike price $90, expires 11/16/07	2

	Total Outstanding Call Options Purchased (cost $93,090)	96,953

	Total investments before outstanding options written (cost $194,435,9018)	236,127,856

See Notes to Financial Statements.

38	ANNUAL REPORT	OCTOBER 31, 2007

Portfolio of Investments as of October 31, 2007	BlackRock Health Sciences Trust (BME) (continued)
(Percentages shown are based on Net Assets)

Contracts	Description	Value

OUTSTANDING OPTIONS WRITTEN—(1.1)%
OUTSTANDING CALL OPTIONS WRITTEN—(1.0)%
(250)	Abbott Laboratories, strike price $58.50, expires 11/02/07	$—
(15,000)	Aetna, Inc., strike price $55.25, expires 11/16/07	(27,696)
(50)	Alcon, Inc., strike price $150, expires 11/19/07	(24,000)
(50)	Alcon, Inc., strike price $150, expires 12/24/07	(39,000)
(400)	Alexion Pharmaceuticals, Inc., strike price $75, expires 12/24/07	(242,000)
(20,000)	Applera Corp. - Applied Biosystems Group, strike price $35.55, expires 12/27/07	(54,668)
(200)	Applera Corp. - Celera Group, strike price $15, expires 12/24/07	(35,000)
(60)	Arqule, Inc., strike price $10, expires 01/21/08	(1,500)
(60)	Auxilium Pharmaceuticals, Inc., strike price $30, expires 01/21/08	(6,750)
(150)	Baxter Intl., Inc., strike price $60, expires 12/24/07	(34,875)
(10,000)	Baxter Intl., Inc., strike price $60.50, expires 11/16/07	(10,987)
(10,000)	Becton Dickinson & Co., strike price $82, expires 12/21/07	(39,300)
(125)	Becton Dickinson & Co., strike price $82, expires 12/27/07	(51,504)
(100)	Becton Dickinson & Co., strike price $85, expires 12/24/07	(21,000)
(250)	BioMarin Pharmaceuticals, Inc., strike price $25, expires 11/19/07	(78,750)
(250)	BioMarin Pharmaceuticals, Inc., strike price $25, expires 12/07/07	(102,845)
(200)	Bristol-Myers Squibb Co., strike price $32.50, expires 12/24/07	(5,700)
(362)	Celgene Corp., strike price $65, expires 12/24/07	(148,420)
(110)	Celgene Corp., strike price $70, expires 11/19/07	(6,050)
(100)	Celgene Corp., strike price $75, expires 12/24/07	(7,500)
(20)	Cephalon, Inc., strike price $90, expires 11/19/07	(250)
(100)	Cepheid, Inc., strike price $25, expires 12/24/07	(32,000)
(100)	Charles River Laboratories Intl., Inc., strike price $55, expires 11/19/07	(40,000)
(15,000)	Charles River Laboratories Intl., Inc., strike price $56.50, expires 11/16/07	(47,873)
(150)	China Medical Technologies, Inc. (ADR), strike price $50, expires 12/24/07	(45,000)
(10)	Covance, Inc., strike price $80, expires 01/21/08	(4,900)
(8,000)	Covance, Inc., strike price $82.25, expires 12/21/07	(23,746)
(100)	CVS Caremark Corp., strike price $40, expires 12/24/07	(30,000)
(10,000)	CVS Caremark Corp., strike price $41, expires 11/16/07	(15,135)
(100)	CVS Caremark Corp., strike price $42.50, expires 01/21/08	(19,250)
(20,000)	Cyberonics, Inc., strike price $20.50, expires 11/16/07	(4)
(300)	Dentsply Intl., Inc., strike price $40, expires 12/24/07	(81,000)
(50)	Edwards Lifesciences Corp., strike price $55, expires 11/19/07	(1,000)
(10,000)	Elan Corp. Plc (ADR), strike price $23.55, expires 11/16/07	(11,111)
(7,200)	Fresenius Medical Care AG & Co. KGaA, strike price 37.29 EUR, expires 01/09/08	(11,832)
(300)	Gilead Sciences, Inc., strike price $45, expires 12/14/07	(82,809)
(20,000)	Gilead Sciences, Inc., strike price $45.50, expires 11/16/07	(33,034)
(150)	Gilead Sciences, Inc., strike price $47.50, expires 01/21/08	(31,125)
(100)	Halozyme Therapeutics, Inc., strike price $10, expires 12/24/07	(3,500)
(100)	ImClone Systems, Inc., strike price $45, expires 12/24/07	(21,000)
(50)	ImClone Systems, Inc., strike price $50, expires 11/19/07	(1,250)
(50)	ImClone Systems, Inc., strike price $50, expires 12/24/07	(4,000)
(70)	Integra LifeSciences Holdings Corp., strike price $50, expires 11/19/07	(4,550)

Contracts	Description	Value

OUTSTANDING CALL OPTIONS WRITTEN—(cont’d)
(15,000)	Integra LifeSciences Holdings Corp., strike price $55.25, expires 11/16/07	$(139)
(20,000)	InterMune, Inc., strike price $30.50, expires 11/16/07	—
(15,000)	Johnson & Johnson, strike price $65.20, expires 01/18/08	(28,926)
(250)	Medtronic, Inc., strike price $55, expires 01/21/08	(11,250)
(100)	Medtronic, Inc., strike price $57.50, expires 11/19/07	(750)
(500)	Merck & Co., Inc., strike price $57, expires 11/02/07	(66,235)
(300)	Merck & Co., Inc., strike price $57.50, expires 12/22/07	(70,500)
(50)	Millipore Corp., strike price $85, expires 01/21/08	(5,875)
(35,000)	Myriad Genetics, Inc., strike price $52.50 expires 11/16/07	(150,003)
(16,000)	NicOx S.A., strike price 21.30 EUR, expires 11/06/07	—
(10,000)	Novartis AG (ADR), strike price $57.25, expires 11/16/07	(62)
(235)	Onyx Pharmaceuticals, Inc., strike price $45, expires 11/19/07	(82,250)
(10,000)	Onyx Pharmaceuticals, Inc., strike price $50.25, expires 12/21/07	(26,741)
(10,000)	Owen & Minor, Inc., strike price $40.50, expires 11/16/07	(10,958)
(100)	Owen & Minor, Inc., strike price $45, expires 12/24/07	(5,000)
(150)	Pfizer, Inc., strike price $25, expires 01/21/08	(11,250)
(250)	Pharmion Corp., strike price $48.25, expires 12/14/07	(91,195)
(50)	Phase Forward, Inc., strike price $22.50, expires 01/21/08	(13,125)
(10,000)	Poniard Pharmaceuticals, Inc., strike price $10, expires 11/02/07	—
(30)	Pozen, Inc., strike price $20, expires 12/24/07	(750)
(40)	Psychiatric Solutions, Inc., strike price $40, expires 12/24/07	(9,800)
(60)	Psychiatric Solutions, Inc., strike price $45, expires 12/24/07	(4,650)
(100)	Regeneron Pharmaceuticals, Inc., strike price $30, expires 11/19/07	(1,000)
(11,000)	Roche Holding AG, strike price 222 CHF, expires 11/06/07	—
(480)	Schering-Plough Corp., strike price $33.50, expires 11/09/07	(3,360)
(20,000)	Schering-Plough Corp., strike price $35.25, expires 11/16/07	(1,132)
(10,000)	St. Jude Medical, Inc., strike price $46, expires 11/16/07	(773)
(30,000)	Stryker Corp., strike price $75.50, expires 12/21/07	(30,291)
(75)	Teva Pharmaceuticals Industries Ltd. (ADR), strike price $45, expires 12/24/07	(8,063)
(25)	Teva Pharmaceuticals Industries Ltd. (ADR), strike price $47.50, expires 12/24/07	(750)
(10,000)	Thoratec Corp., strike price $23, expires 11/16/07	(2,151)
(12,000)	Tongjitang Chinese Medicines Co. (ADR), strike price $12.50, expires 11/09/07	(1,108)
(20)	United Therapeutics Corp., strike price $75, expires 11/19/07	(14,400)
(10)	United Therapeutics Corp., strike price $80, expires 11/19/07	(5,050)
(185)	UnitedHealth Group, Inc., strike price $50, expires 12/24/07	(23,588)
(10,000)	UnitedHealth Group, Inc., strike price $60.25,
	expires 11/16/07	—
(9,000)	Varian, Inc., strike price $70.05, expires 12/21/07	(53,920)
(50)	Varian, Inc., strike price $75, expires 02/18/08	(23,250)
(60)	Waters Corp., strike price $75, expires 12/24/07	(25,500)
(40)	Waters Corp., strike price $75, expires 01/21/08	(20,600)
(631)	Wright Medical Group, Inc., strike price $25, expires 11/19/07	(135,665)
(23,500)	Wyeth, strike price $60, expires 11/16/07	(2)
(12,000)	Zimmer Holdings, Inc., strike price $90.50, expires 11/16/07	(2)

	Total Outstanding Call Options Written (premium received $(3,075,960))	(2,421,978)

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2007	39

Portfolio of Investments as of October 31, 2007	BlackRock Health Sciences Trust (BME) (concluded)
(Percentages shown are based on Net Assets)

Contracts	Description	Value

OUTSTANDING PUT OPTIONS WRITTEN—(0.1)%
(100)	Abbott Laboratories, strike price $50, expires 11/19/07	$(750)
(100)	Abbott Laboratories, strike price $52.50, expires 11/19/07	(2,750)
(52)	Alcon, Inc., strike price $140, expires 12/24/07	(8,840)
(362)	Celgene Corp., strike price $60, expires 12/24/07	(46,155)
(181)	Celgene Corp., strike price $65, expires 12/24/07	(50,227)
(290)	China Medical Technologies, Inc. (ADR), strike price $35, expires 11/19/07	(2,900)
(240)	Cyberonics, Inc., strike price $12.50, expires 11/19/07	(2,400)
(114)	Fresenius Medical Care AG & Co. KGaA, strike price 35 EUR, expires 12/21/07	(17,174)
(100)	Gilead Sciences, Inc., strike price $33.75, expires 11/19/07	(500)
(200)	Gilead Sciences, Inc., strike price $35, expires 11/19/07	(1,500)
(70)	Integra LifeSciences Holdings Corp., strike price $45, expires 11/19/07	(2,275)
(180)	Manor Care, Inc., strike price $60, expires 11/19/07	(2,700)
(24,000)	St. Jude Medical, Inc., strike price $42, expires 11/05/07	(31,834)
(160)	Stryker Corp., strike price $64, expires 11/02/07	—
(135)	Teva Pharmaceuticals Industries Ltd. (ADR), strike price $42.50, expires 12/24/07	(10,800)
(77)	Waters Corp., strike price $70, expires 12/24/07	(5,005)

	Total Outstanding Put Options Written (premium received $(388,544))	(185,810)

	Total Outstanding Options Written (premium received $(3,464,504))	(2,607,788)

Total investments net of outstanding options written—101.4%		$233,520,068
Liabilities in excess of other assets—(1.4)%		(3,239,916)

Net Assets—100.0%		$230,280,152

[1]	Non-income producing security.
[2]	Security, or a portion thereof, pledged as collateral for outstanding options written.
[3]	Security, or a portion of security, is on loan.
[4]	Represents current yield as of October 31, 2007.
[5]	Represents an investment in an affiliate.
[6]	Security purchased with the cash proceeds from securities loaned.
[7]	Rate shown is the yield to maturity as of the date of purchase.
[8]

Cost for federal income tax purposes is $194,847,396. The net unrealized appreciation on a tax basis is $41,280,460, consisting of $43,593,754 gross unrealized appreciation and $2,313,294 gross unrealized depreciation.

See Notes to Financial Statements.

40	ANNUAL REPORT	OCTOBER 31, 2007

Portfolio of Investments as of October 31, 2007	BlackRock International Growth and Income Trust (BGY)
(Percentages shown are based on Net Assets)

Shares		Description	Value

LONG-TERM INVESTMENTS—94.7%
Common Stocks—94.7%
Australia—4.1%
322,000		Commonwealth Bank of Australia	$18,545,371
726,400		QBE Insurance Group Ltd.	22,229,758
550,000		Sims Group Ltd.	14,529,443
2,184,800		Transurban Group	14,871,249
1,057,800		Zinifex Ltd.	16,740,337

		Total Australia	86,916,158

Belgium—0.6%
92,900		KBC Groep N.V.	13,057,190

Brazil—2.0%
264,900	[1]	Bovespa Holding S.A.	5,043,455
797,500	[2]	Cia Energetica de Minas Gerais (ADR)	17,226,000
133,500	[2]	Unibanco - Uniao de Bancos Brasileiros S.A. (ADR)	21,098,340

		Total Brazil	43,367,795

Canada—3.8%
363,700	[2]	Barrick Gold Corp.	16,050,081
150,900		Canadian Imperial Bank of Commerce	16,293,654
833,600	[1]	Kinross Gold Corp.	16,484,040
356,300		Teck Cominco Ltd., Class B	17,844,231
237,600	[2]	TELUS Corp.	14,449,923

		Total Canada	81,121,929

Chile—0.7%
295,200	[2]	Banco Santander-Chile (ADR)	15,642,648

China—2.5%
18,855,500		China Construction Bank Corp.	21,436,156
437,600		Datang Intl. Power Generation Co. Ltd.	498,060
8,236,000		Huadian Power Intl. Corp. Ltd.	5,705,654
4,700,000		Huaneng Power Intl., Inc.	5,522,599
21,369,000		Industrial & Commercial Bank of China	20,409,811

		Total China	53,572,280

Finland—0.4%
114,600		Wartsila Oyj, B Shares	9,394,115

France—4.0%
202,100		AXA S.A.	9,077,573
122,300		BNP Paribas	13,554,684
163,500		Cap Gemini S.A.	10,471,306
103,000		Casino Guichard Perrachon S.A.	11,533,429
170,200		Nexity	11,361,982
212,000		Total S.A.	17,107,553
275,000		Vivendi	12,427,058

		Total France	85,533,585

Germany—5.9%
89,000		BASF AG	12,320,761
130,700		DaimlerChrysler AG	14,298,839
524,100		Deutsche Lufthansa AG	15,473,245
473,700		Deutsche Post AG	14,347,381
121,500		E.ON AG	23,753,206
135,100		Linde AG	17,119,333
168,400		SAP AG	9,105,927
148,700		Siemens AG	20,163,109

		Total Germany	126,581,801

Greece—0.5%
284,500		Piraeus Bank S.A.	11,454,927

Hong Kong—5.1%
856,000		China Mobile Ltd.	17,696,489
10,323,000		China Power Intl. Development Ltd.	5,529,416
1,962,100		China Resources Power Holdings Co.	7,340,043
942,000		Esprit Holdings Ltd.	15,732,639
3,981,000		Hang Lung Properties Ltd.	19,152,937
1,675,000		Kerry Properties Ltd.	14,569,523
4,207,000		New World Development Co. Ltd.	15,163,054

Shares		Description	Value

Hong Kong—(cont’d)
2,381,000		Shun Tak Holdings Ltd.	$3,759,017
3,264,500		Yue Yuen Industrial Holdings	10,074,524

		Total Hong Kong	109,017,642

Indonesia—0.8%
7,200,000		Telekomunikasi Indonesia Tbk PT	8,644,064
155,800	[2]	Telekomunikasi Indonesia Tbk PT (ADR)	7,517,350

		Total Indonesia	16,161,414

Ireland—0.2%
204,400		Allied Irish Banks Plc	5,163,491

Israel—0.8%
639,500		Cellcom Israel Ltd.	16,965,935

Italy—2.8%
1,300,300		Enel S.p.A.	15,591,039
726,400		Eni S.p.A.	26,523,087
2,057,900	[2]	UniCredito Italiano S.p.A.	17,702,888

		Total Italy	59,817,014

Japan—8.2%
209,500		Daito Trust Construction Co. Ltd.	9,713,503
126,200		Fanuc Ltd.	13,833,987
529,400		Honda Motor Co. Ltd.	19,824,367
1,144,300		ITOCHU Corp.	14,459,980
316,800		Japan General Estate Co. Ltd. (The)	6,066,329
769,400		Komatsu Ltd.	25,795,411
62,300		Nintendo Co. Ltd.	39,565,404
227,500		Shin-Etsu Chemical Co. Ltd.	14,593,228
1,154,600		Sumitomo Corp.	20,117,647
1,639,000		Yokohama Rubber Co. Ltd. (The)	12,215,718

		Total Japan	176,185,574

Luxembourg—1.4%
143,400	[1]	Millicom Intl. Cellular S.A.	16,846,632
199,800		Oriflame Cosmetics S.A.	12,103,778

		Total Luxembourg	28,950,410

Malaysia—1.4%
6,144,725		IOI Corp. Bhd	14,018,822
5,111,200		Telekom Malaysia Bhd	15,700,393

		Total Malaysia	29,719,215

Mexico—1.4%
2,177,200		Fomento Economico Mexicano SAB de CV	7,738,887
425,800	[2]	Fomento Economico Mexicano SAB de CV (ADR)	15,162,738
400		Grupo Mexico SAB de CV	3,639
1,387,100		Kimberly-Clark de Mexico SAB de CV	6,036,243

		Total Mexico	28,941,507

Netherlands—4.4%
186,000		Akzo Nobel N.V.	14,991,338
175,300		InBev N.V.	16,546,025
440,200		ING Groep N.V.	19,896,458
846,000	[1]	Koninklijke Ahold N.V.	12,746,730
205,200		Nutreco Holding N.V.	14,028,163
401,400		SBM Offshore N.V.	15,489,960

		Total Netherlands	93,698,674

Norway—4.7%
320,600		Fred Olsen Energy ASA	16,342,033
626,500		Orkla ASA	11,713,234
851,200		ProSafe SE	15,168,332
1,224,700		StatoilHydro ASA	41,721,283
76,050		Storebrand ASA	1,090,177
397,300		Yara Intl. ASA	15,485,250

		Total Norway	101,520,309

Philippines—0.8%
249,900	[2]	Philippine Long Distance Telephone Co. (ADR)	17,143,140

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2007	41

Portfolio of Investments as of October 31, 2007	BlackRock International Growth and Income Trust (BGY) (continued)
(Percentages shown are based on Net Assets)

Shares		Description	Value

Singapore—3.5%
2,819,000		CapitaLand Ltd.	$15,872,201
1,014,000		Singapore Airlines Ltd.	13,841,812
4,781,000		Singapore Technologies Engineering Ltd.	12,648,121
7,982,100		Singapore Telecommunications Ltd.	22,698,576
628,800		United Overseas Bank Ltd.	9,432,790

		Total Singapore	74,493,500

South Africa—0.5%
1,896,900		Truworths Intl. Ltd.	9,584,324

South Korea—1.3%
379,700		Daewoo Securities Co. Ltd.	11,313,911
183,300		S-Oil Corp.	16,647,890

		Total South Korea	27,961,801

Spain—1.6%
497,100		Gestevision Telecinco S.A.	14,367,019
512,200		Repsol YPF S.A.	20,235,567

		Total Spain	34,602,586

Sweden—2.9%
178,900		Hennes & Mauritz AB	11,953,993
656,300		Nordea Bank AB	11,755,269
851,900		Skanska AB, B Shares	16,938,921
151,800		SSAB Svenskt Stal AB, Ser. A	4,948,695
877,800		Svenska Cellulosa AB, B Shares	15,509,898

		Total Sweden	61,106,776

Switzerland—4.3%
165,300		Ciba Specialty Chemicals AG	8,233,916
243,391		Compagnie Financiere Richemont S.A.	17,405,605
48,200		Nestle S.A.	22,262,708
470,400		Novartis AG	25,022,614
78,000		Syngenta AG	18,867,707

		Total Switzerland	91,792,550

Taiwan—4.5%
963,900		MediaTek, Inc.	19,074,310
7,286,000		Nan Ya Plastics Corp.	21,907,999
14,274,614		Shin Kong Financial Holding Co. Ltd.	13,386,765
5,172,000		Taiwan Fertilizer Co. Ltd.	13,353,155
1,826,827	[2]	Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	19,455,707
13,673,000	[1]	Via Technologies, Inc.	9,734,670

		Total Taiwan	96,912,606

Thailand—0.7%
5,095,900		Siam Commercial Bank PCL	14,169,856

Turkey—0.5%
457,600	[2]	Turkcell Iletisim Hizmet AS (ADR)	11,000,704

United Kingdom—18.4%
736,500	[2]	Arriva Plc	12,888,770
1,580,900	[2]	BP Plc	20,567,551
443,600	[2]	British American Tobacco Plc	16,900,117
385,973	[2]	De La Rue Plc	6,598,399
1,064,600	[2]	Diageo Plc	24,425,782
1,459,900	[2]	ICAP Plc	17,825,928
1,250,100	[2]	IMI Plc	14,660,094
466,550		Intercontinental Hotels Group Plc	10,893,965
1,371,200	[2]	Intl. Power Plc	13,980,512
1,283,600	[2]	Invesco Plc	19,647,986
1,696,800	[2]	Meggitt Plc	12,081,990
618,200	[2]	National Express Group Plc	17,002,743
1,806,100	[2]	Northumbrian Water Group Plc	12,373,225
1,675,500		Premier Foods Plc	7,881,612
1,410,700	[2]	Rexam Plc	15,942,435
401,800		Royal Dutch Shell Plc, Class B	17,530,450
792,600	[2]	Scottish & Newcastle Plc	12,931,487
501,200	[2]	Scottish & Southern Energy Plc	16,252,828
646,100	[2]	Shire Plc	16,183,644
590,700		Smiths Group Plc	13,894,109

Shares		Description	Value

United Kingdom—(cont’d)
2,300,000	[2]	Tesco Plc	$23,397,073
315,200		Unilever Plc	10,688,265
899,100		United Business Media Plc	13,675,576
675,100	[2]	United Utilities Plc	10,263,992
6,444,500		Vodafone Group Plc	25,394,851
219,400	[2]	Willis Group Holdings Ltd.	9,287,202

		Total United Kingdom	393,170,586

		Total Common Stocks (cost $1,891,840,011)	2,024,722,042

MONEY MARKET FUND—4.8%
102,512,093	[3]	Fidelity Institutional Money Market Prime Portfolio, 4.86% (cost $102,512,093)	102,512,093

		Total investments before outstanding options written (cost $1,994,352,1044)	2,127,234,135

Contracts

OUTSTANDING OPTIONS WRITTEN—(2.9)%
OUTSTANDING CALL OPTIONS WRITTEN—(2.9)%
(11,000)	Akzo Nobel N.V., strike price 60.70 EUR, expires 01/09/08	(10,865)
(140)	Akzo Nobel N.V., strike price 61 EUR, expires 12/21/07	(10,140)
(77,600)	Akzo Nobel N.V., strike price 61.21 EUR, expires 12/12/07	(36,274)
(100,000)	Allied Irish Banks Plc, strike price 19.98 EUR, expires 11/27/07	(18,903)
(87,500)	Arriva Plc, strike price 7.88 GBP, expires 11/12/07	(98,757)
(467,400)	Arriva Plc, strike price 8.23 GBP, expires 12/12/07	(440,431)
(300)	AXA S.A., strike price 32 EUR, expires 12/21/07	(38,120)
(16,000)	AXA S.A., strike price 32.75 EUR, expires 12/14/07	(19,999)
(22,000)	Banco Santander-Chile (ADR), strike price $50.47, expires 11/16/07	(62,214)
(140,000)	Banco Santander-Chile (ADR), strike price $54.06, expires 12/21/07	(228,326)
(1,200)	Barrick Gold Corp., strike price $50, expires 01/21/08	(165,000)
(6,400)	BASF AG, strike price 96.25 EUR, expires 11/12/07	(12,697)
(37,200)	BASF AG, strike price 96.25 EUR, expires 12/12/07	(149,835)
(5,000)	BASF AG, strike price 97 EUR, expires 11/12/07	(7,608)
(37,000)	BNP Paribas, strike price 86.70 EUR, expires 12/12/07	(24,928)
(132,500)	BP Plc, strike price 6 GBP, expires 12/12/07	(99,293)
(115)	BP Plc, strike price 6 GBP, expires 12/21/07	(82,496)
(62,000)	BP Plc, strike price 6.36 GBP, expires 01/09/08	(23,269)
(560,000)	BP Plc, strike price 6.40 GBP, expires 12/21/07	(175,011)
(52,600)	British American Tobacco Plc, strike price 17.12 GBP, expires 11/12/07	(132,033)
(185,200)	British American Tobacco Plc, strike price 17.15 GBP, expires 12/12/07	(512,359)
(190)	Canadian Imperial Bank of Commerce, strike price 100 CAD, expires 01/21/08	(102,075)
(63,000)	Canadian Imperial Bank of Commerce, strike price 104 CAD, expires 12/21/07	(158,019)
(49,000)	Cap Gemini S.A., strike price 50.40 EUR, expires 12/12/07	(37,562)
(141)	Cap Gemini S.A., strike price 52 EUR, expires 01/18/08	(14,195)
(169,500)	CapitaLand Ltd., strike price 7.80 SGD, expires 11/20/07	(45,128)
(204,000)	CapitaLand Ltd., strike price 7.85 SGD, expires 11/20/07	(49,816)
(1,177,000)	CapitaLand Ltd., strike price 8.24 SGD, expires 01/29/08	(356,159)

See Notes to Financial Statements.

42	ANNUAL REPORT	OCTOBER 31, 2007

Portfolio of Investments as of October 31, 2007	BlackRock International Growth and Income Trust (BGY) (continued)
(Percentages shown are based on Net Assets)

Contracts	Description	Value

OUTSTANDING CALL OPTIONS WRITTEN—(cont’d)
(43,000)	Casino Guichard Perrachon S.A., strike price 74.99 EUR, expires 12/12/07	$(248,277)
(7,500)	Casino Guichard Perrachon S.A., strike price 76.65 EUR, expires 11/27/07	(26,734)
(5,000)	Casino Guichard Perrachon S.A., strike price 78.50 EUR, expires 11/12/07	(6,477)
(133,000)	Cellcom Israel Ltd., strike price $25.23, expires 11/30/07	(194,885)
(218,700)	Cellcom Israel Ltd., strike price $25.60, expires 12/21/07	(296,929)
(1,009,936)	China Construction Bank Corp., strike price 6.15 HKD, expires 11/20/07	(334,493)
(1,750,000)	China Construction Bank Corp., strike price 7.13 HKD, expires 11/20/07	(361,166)
(7,600,000)	China Construction Bank Corp., strike price 7.75 HKD, expires 01/29/08	(1,269,600)
(64,500)	China Mobile Ltd., strike price 102.62 HKD, expires 11/20/07	(454,046)
(111,500)	China Mobile Ltd., strike price 106.57 HKD, expires 11/20/07	(728,246)
(5,600,000)	China Power Intl. Development Ltd., strike price 4.12 HKD, expires 11/20/07	(119,945)
(1,000,000)	China Resources Power Holdings Co., strike price 22.26 HKD, expires 11/20/07	(840,347)
(80,000)	China Resources Power Holdings Co., strike price 29.54 HKD, expires 01/29/08	(34,989)
(50,000)	Ciba Specialty Chemicals AG, strike price 62.84 CHF, expires 12/12/07	(16,838)
(43,200)	Commonwealth Bank of Australia, strike price 57.32 AUD, expires 11/20/07	(173,222)
(134,000)	Commonwealth Bank of Australia, strike price 60.53 AUD, expires 01/29/08	(334,947)
(12,165)	Compagnie Financiere Richemont S.A., strike price 74.88 CHF, expires 11/12/07	(86,533)
(18,000)	Compagnie Financiere Richemont S.A., strike price 75.50 CHF, expires 11/27/07	(117,454)
(103,700)	Compagnie Financiere Richemont S.A., strike price 80.79 CHF, expires 12/12/07	(367,936)
(106,000)	Cia Energetica de Minas Gerais (ADR), strike price $21.41, expires 11/16/07	(106,201)
(166,000)	Cia Energetica de Minas Gerais (ADR), strike price $21.99, expires 01/18/08	(314,138)
(166,600)	Cia Energetica de Minas Gerais (ADR), strike price $22.55, expires 12/21/07	(206,551)
(50,000)	Daewoo Securities Co. Ltd., strike price 27,335 KRW, expires 11/20/07	(61,305)
(159,000)	Daewoo Securities Co. Ltd., strike price 28,135.80 KRW, expires 01/29/08	(448,793)
(9,800)	DaimlerChrysler AG, strike price 68.55 EUR, expires 11/12/07	(106,063)
(8,000)	DaimlerChrysler AG, strike price 73.42 EUR, expires 01/09/08	(60,304)
(54,300)	DaimlerChrysler AG, strike price 76.59 EUR, expires 12/12/07	(217,664)
(83,800)	Daito Trust Construction Co. Ltd., strike price 5,078.50 JPY, expires 01/29/08	(361,562)
(266,000)	De La Rue Plc, strike price 7.90 GBP, expires 12/12/07	(332,410)
(43,000)	De La Rue Plc, strike price 8.10 GBP, expires 11/27/07	(35,961)
(38,100)	Deutsche Lufthansa AG, strike price 20.50 EUR, expires 11/12/07	(18,483)
(32,000)	Deutsche Lufthansa AG, strike price 21 EUR, expires 01/09/08	(31,961)
(218,700)	Deutsche Lufthansa AG, strike price 21.80 EUR, expires 12/12/07	(76,886)

Contracts	Description	Value

OUTSTANDING CALL OPTIONS WRITTEN—(cont’d)
(142,000)	Deutsche Post AG, strike price 23.45 EUR, expires 12/12/07	$(20,775)
(456,600)	Diageo Plc, strike price 11.00 GBP, expires 12/12/07	(283,412)
(129,000)	Diageo Plc, strike price 11.22 GBP, expires 01/09/08	(63,115)
(50,600)	E.ON AG, strike price 129.68 EUR, expires 12/12/07	(505,450)
(75)	E.ON AG, strike price 130 EUR, expires 11/16/07	(61,328)
(9,000)	E.ON AG, strike price 137.92 EUR, expires 01/09/08	(40,580)
(600)	Enel S.p.A., strike price 8 EUR, expires 11/16/07	(145,687)
(52,700)	Eni S.p.A., strike price 26.40 EUR, expires 11/27/07	(12,008)
(242,400)	Eni S.p.A., strike price 26.80 EUR, expires 12/12/07	(61,482)
(98,000)	Eni S.p.A., strike price 27.50 EUR, expires 11/12/07	(1,547)
(54,500)	Esprit Holdings Ltd., strike price 108.06 HKD, expires 11/20/07	(142,269)
(83,500)	Esprit Holdings Ltd., strike price 121.04 HKD, expires 11/20/07	(95,880)
(380,000)	Esprit Holdings Ltd., strike price 127.00 HKD, expires 01/29/08	(516,818)
(25,200)	Fanuc Ltd., strike price 12,486.64 JPY, expires 11/20/07	(83,207)
(44,200)	Fanuc Ltd., strike price 13,198.73 JPY, expires 12/11/07	(98,299)
(1,500)	Fomento Economico Mexicano SAB de CV (ADR), strike price $38.38, expires 01/21/08	(176,250)
(1,500)	Fomento Economico Mexicano SAB de CV (ADR), strike price $40, expires 01/21/08	(101,250)
(550)	Fomento Economico Mexicano SAB de CV (ADR), strike price $40, expires 11/19/07	(34,375)
(65,000)	Fred Olsen Energy ASA, strike price 290.44 NOK, expires 11/27/07	(38,218)
(121,300)	Gestevision Telecinco S.A., strike price 20.39 EUR, expires 01/09/08	(123,101)
(152,100)	Gestevision Telecinco S.A., strike price 21 EUR, expires 11/12/07	(14,916)
(284,000)	Hang Lung Properties Ltd., strike price 29 HKD, expires 11/20/07	(290,946)
(343,000)	Hang Lung Properties Ltd., strike price 32.03 HKD, expires 11/20/07	(228,475)
(1,560,000)	Hang Lung Properties Ltd., strike price 36.65 HKD, expires 01/29/08	(834,181)
(178,900)	Hennes & Mauritz AB, strike price 440 SEK, expires 11/28/07	(163,383)
(221,000)	Honda Motor Co. Ltd., strike price 4,015.90 JPY, expires 01/29/08	(853,353)
(38,300)	Honda Motor Co. Ltd., strike price 4,255 JPY, expires 11/20/07	(54,055)
(31,900)	Honda Motor Co. Ltd., strike price 4,260 JPY, expires 11/20/07	(44,293)
(816,000)	Huadian Power Intl. Corp. Ltd., strike price 4.59 HKD, expires 11/20/07	(85,177)
(1,000,000)	Huadian Power Intl. Corp. Ltd., strike price 4.65 HKD, expires 11/20/07	(98,616)
(2,000,000)	Huaneng Power Intl., Inc., strike price 9.09 HKD, expires 11/20/07	(120,564)
(105,900)	ICAP Plc, strike price 5.10 GBP, expires 11/27/07	(173,428)
(697,300)	ICAP Plc, strike price 5.30 GBP, expires 12/12/07	(958,818)
(300,000)	IMI Plc, strike price 5.62 GBP, expires 12/12/07	(148,712)

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2007	43

Portfolio of Investments as of October 31, 2007	BlackRock International Growth and Income Trust (BGY) (continued)
(Percentages shown are based on Net Assets)

Contracts	Description	Value

OUTSTANDING CALL OPTIONS WRITTEN—(cont’d)
(75,000)	IMI Plc, strike price 6.04 GBP, expires 11/12/07	$(2,324)
(62,200)	InBev N.V., strike price 62.85 EUR, expires 11/12/07	(253,792)
(33,000)	InBev N.V., strike price 67.90 EUR, expires 01/09/08	(106,880)
(1,245,000)	Industrial & Commercial Bank of China, strike price 4.97 HKD, expires 11/20/07	(378,998)
(2,000,000)	Industrial & Commercial Bank of China, strike price 5.24 HKD, expires 11/20/07	(540,576)
(8,500,000)	Industrial & Commercial Bank of China, strike price 7.47 HKD, expires 01/29/08	(658,372)
(58,400)	ING Groep N.V., strike price 32.55 EUR, expires 11/27/07	(23,788)
(183,700)	ING Groep N.V., strike price 32.78 EUR, expires 12/12/07	(89,834)
(140,000)	Intercontinental Hotels Group Plc, strike price 11.25 GBP, expires 12/12/07	(162,435)
(99,500)	Intl. Power Plc, strike price 4.38 GBP, expires 11/12/07	(106,818)
(650,000)	Intl. Power Plc, strike price 4.78 GBP, expires 12/12/07	(331,400)
(93,100)	Invesco Plc, strike price 6.04 GBP, expires 11/12/07	(260,118)
(535,700)	Invesco Plc, strike price 7.56 GBP, expires 12/12/07	(365,020)
(60)	Invesco Plc, strike price 14.40 GBP, expires 12/21/07	(66,746)
(2,000,000)	IOI Corp. Bhd, strike price $5.97, expires 11/20/07	(955,400)
(1,750,000)	IOI Corp. Bhd, strike price $6.07, expires 12/11/07	(801,325)
(614,000)	ITOCHU Corp., strike price 1,459.51 JPY, expires 12/11/07	(485,986)
(127,000)	Japan General Estate Co. Ltd. (The), strike price 1,883.47 JPY, expires 01/29/08	(517,905)
(10,300)	KBC Groep N.V., strike price 104.10 EUR, expires 11/16/07	(17,174)
(18,800)	KBC Groep N.V., strike price 99.10 EUR, expires 11/27/07	(51,290)
(76,900)	Kerry Properties Ltd., strike price 59.17 HKD, expires 11/20/07	(81,896)
(129,300)	Kerry Properties Ltd., strike price 59.52 HKD, expires 11/20/07	(133,010)
(715,000)	Kerry Properties Ltd., strike price 63 HKD, expires 01/29/08	(846,182)
(125,000)	Kimberly-Clark de Mexico SAB de CV, strike price 50.48 MXN, expires 11/30/07	(2,258)
(638,000)	Kimberly-Clark de Mexico SAB de CV, strike price 51.79 MXN, expires 12/14/07	(12,643)
(100,000)	Kinross Gold Corp., strike price 15.95 CAD, expires 11/16/07	(293,357)
(1,400)	Kinross Gold Corp., strike price 16 CAD, expires 11/19/07	(403,853)
(2,000)	Kinross Gold Corp., strike price 17 CAD, expires 01/21/08	(566,347)
(230,400)	Komatsu Ltd., strike price 3,470 JPY, expires 11/20/07	(774,615)
(304,000)	Komatsu Ltd., strike price 3,936.81 JPY, expires 01/29/08	(826,186)
(42,400)	Komatsu Ltd., strike price 3,960 JPY, expires 11/20/07	(41,237)
(472,500)	Koninklijke Ahold N.V., strike price 10.32 EUR, expires 11/12/07	(180,896)
(266,000)	Koninklijke Ahold N.V., strike price 10.54 EUR, expires 01/09/08	(167,842)
(70)	Linde AG, strike price 86 EUR, expires 12/21/07	(43,652)
(10,000)	Linde AG, strike price 89.36 EUR, expires 01/09/08	(36,713)

Contracts	Description	Value

OUTSTANDING CALL OPTIONS WRITTEN—(cont’d)
(56,800)	Linde AG, strike price 91.25 EUR, expires 12/12/07	$(102,131)
(416,000)	MediaTek, Inc., strike price 558.76 TWD, expires 11/20/07	(1,001,936)
(114,000)	MediaTek, Inc., strike price 618.50 TWD, expires 11/20/07	(118,389)
(710,000)	Meggitt Plc, strike price 3.35 GBP, expires 12/12/07	(251,858)
(204,000)	Meggitt Plc, strike price 3.48 GBP, expires 01/09/08	(62,736)
(500)	Millicom Intl. Cellular S.A., strike price $115, expires 12/24/07	(480,000)
(200)	Millicom Intl. Cellular S.A., strike price $120, expires 01/21/08	(178,000)
(3,500,000)	Nana Ya Plastics Corp., strike price $78.50, expires 11/20/07	(1,976,100)
(528,000)	Nana Ya Plastics Corp., strike price $85.32, expires 11/20/07	(210,778)
(44,900)	National Express Group Plc, strike price 12.83 GBP, expires 11/27/07	(64,363)
(295,000)	National Express Group Plc, strike price 13.03 GBP, expires 12/12/07	(429,192)
(630)	Nestle S.A., strike price 520 CHF, expires 12/21/07	(116,357)
(20,200)	Nestle S.A., strike price 522.50 CHF, expires 12/12/07	(346,997)
(259,000)	New World Development Co. Ltd., strike price 19.30 HKD, expires 11/20/07	(279,978)
(312,000)	New World Development Co. Ltd., strike price 21.02 HKD, expires 11/20/07	(268,267)
(1,750,000)	New World Development Co. Ltd., strike price 27.06 HKD, expires 01/29/08	(615,958)
(51,000)	Nexity, strike price 49.17 EUR, expires 12/12/07	(91,776)
(2,200)	Nintendo Co. Ltd., strike price 52,710 JPY, expires 11/20/07	(366,561)
(19,000)	Nintendo Co. Ltd., strike price 55,500 JPY, expires 11/20/07	(2,711,909)
(20,600)	Nintendo Co. Ltd., strike price 70,570.45 JPY, expires 01/29/08	(1,292,801)
(87,000)	Nordea Bank AB, strike price 109.25 SEK, expires 11/27/07	(83,890)
(273,900)	Nordea Bank AB, strike price 115 SEK, expires 12/12/07	(166,361)
(860,000)	Northumbrian Water Group Plc, strike price 3.50 GBP, expires 12/12/07	(119,810)
(100,000)	Novartis AG, strike price 63.19 CHF, expires 01/09/08	(74,896)
(80,000)	Novartis AG, strike price 66.60 CHF, expires 12/12/07	(4,482)
(43,000)	Nutreco Holding N.V., strike price 49.90 EUR, expires 12/12/07	(35,622)
(18,700)	Nutreco Holding N.V., strike price 51.61 EUR, expires 11/28/07	(5,304)
(10,000)	Oriflame Cosmetics S.A., strike price 389.28 SEK, expires 01/09/08	(37,352)
(16,700)	Oriflame Cosmetics S.A., strike price 401.70 SEK, expires 11/27/07	(23,867)
(83,200)	Oriflame Cosmetics S.A., strike price 412.29 SEK, expires 12/12/07	(126,256)
(105,000)	Orkla ASA, strike price 101.02 NOK, expires 12/12/07	(68,465)
(83,000)	Orkla ASA, strike price 106.50 NOK, expires 11/28/07	(17,460)
(156,000)	Orkla ASA, strike price 106.50 NOK, expires 01/09/08	(78,012)
(19,000)	Philippine Long Distance Telephone Co. (ADR), strike price $63.50, expires 11/30/07	(114,323)

See Notes to Financial Statements.

44	ANNUAL REPORT	OCTOBER 31, 2007

Portfolio of Investments as of October 31, 2007	BlackRock International Growth and Income Trust (BGY) (continued)
(Percentages shown are based on Net Assets)

Contracts	Description	Value

OUTSTANDING CALL OPTIONS WRITTEN—(cont’d)
(118,500)	Philippine Long Distance Telephone Co. (ADR), strike price $71.40, expires 12/21/07	$(305,849)
(32,000)	Piraeus Bank S.A., strike price 28.20 EUR, expires 12/06/07	(37,129)
(100,000)	Piraeus Bank S.A., strike price 28.20 EUR, expires 12/12/07	(128,312)
(280,000)	Premier Foods Plc, strike price 2.43 GBP, expires 12/12/07	(23,114)
(222,300)	Premier Foods Plc, strike price 2.70 GBP, expires 11/12/07	(46)
(113,700)	ProSafe SE, strike price 94.25 NOK, expires 11/12/07	(54,433)
(61,700)	ProSafe SE, strike price 94.25 NOK, expires 11/27/07	(41,991)
(292,700)	ProSafe SE, strike price 97.65 NOK, expires 12/12/07	(157,143)
(302,000)	QBE Insurance Group Ltd., strike price 32.99 AUD, expires 01/29/08	(396,553)
(44,300)	QBE Insurance Group Ltd., strike price 33.63 AUD, expires 11/20/07	(9,919)
(52,600)	QBE Insurance Group Ltd., strike price 34.76 AUD, expires 11/20/07	(5,624)
(37,200)	Repsol YPF S.A., strike price 27 EUR, expires 11/27/07	(48,686)
(162,000)	Repsol YPF S.A., strike price 27 EUR, expires 12/28/07	(215,374)
(1,850)	Repsol YPF S.A., strike price 28 EUR, expires 12/21/07	(187,586)
(102,300)	Rexam Plc, strike price 5.42 GBP, expires 11/12/07	(25,334)
(670,000)	Rexam Plc, strike price 5.60 GBP, expires 12/12/07	(204,512)
(170,000)	Royal Dutch Shell Plc, Class B, strike price 20.88 GBP, expires 12/21/07	(286,992)
(29,100)	Royal Dutch Shell Plc, Class B, strike price 21.16 GBP, expires 11/12/07	(14,649)
(19,000)	Royal Dutch Shell Plc, Class B, strike price 21.47 GBP, expires 01/09/08	(25,462)
(10,800)	S-Oil Corp., strike price 75,976.98 KRW, expires 11/20/07	(65,994)
(13,000)	S-Oil Corp., strike price 78,429.56 KRW, expires 11/20/07	(53,845)
(77,000)	S-Oil Corp., strike price 82,759.58 KRW, expires 01/29/08	(283,814)
(14,700)	SAP AG, strike price 40.25 EUR, expires 11/12/07	(560)
(128,400)	SAP AG, strike price 40.25 EUR, expires 12/12/07	(55,314)
(25,300)	SAP AG, strike price 43.01 EUR, expires 11/27/07	(4,251)
(550)	SBM Offshore N.V., strike price 29 EUR, expires 11/16/07	(5,975)
(167,300)	SBM Offshore N.V., strike price 29.40 EUR, expires 12/12/07	(54,212)
(57,500)	Scottish & Newcastle Plc, strike price 6.34 GBP, expires 11/12/07	(178,790)
(378,000)	Scottish & Newcastle Plc, strike price 6.60 GBP, expires 12/12/07	(993,632)
(210,000)	Scottish & Southern Energy Plc, strike price 15.50 GBP, expires 12/12/07	(252,386)
(65)	Scottish & Southern Energy Plc, strike price 15 GBP, expires 12/21/07	(135,831)
(6,100,000)	Shin Kong Financial Holding Co. Ltd., strike price $31.55, expires 11/20/07	(150,670)
(95,000)	Shin-Etsu Chemical Co. Ltd., strike price 8,050 JPY, expires 01/29/08	(236,398)
(16,500)	Shin-Etsu Chemical Co. Ltd., strike price 8,310 JPY, expires 11/20/07	(3,591)

Contracts	Description	Value

OUTSTANDING CALL OPTIONS WRITTEN—(cont’d)
(13,600)	Shin-Etsu Chemical Co. Ltd., strike price 8,600 JPY, expires 11/20/07	$(1,209)
(46,800)	Shire Plc, strike price 12.25 GBP, expires 11/27/07	(30,507)
(278,000)	Shire Plc, strike price 12.36 GBP, expires 12/12/07	(218,964)
(715,000)	Shun Tak Holdings Ltd., strike price 13.75 HKD, expires 11/07/07	(978)
(9,000)	Siemens AG, strike price 97.75 EUR, expires 01/09/08	(40,333)
(62,000)	Siemens AG, strike price 100 EUR, expires 12/12/07	(139,618)
(110)	Siemens AG, strike price 100 EUR, expires 12/21/07	(33,143)
(302,500)	Sims Group Ltd., strike price 31.77 AUD, expires 11/20/07	(33,754)
(507,000)	Singapore Airlines Ltd., strike price 20.20 SGD, expires 12/11/07	(185,867)
(1,200,000)	Singapore Technologies Engineering Ltd., strike price 3.95 SGD, expires 11/20/07	(56,069)
(1,400,000)	Singapore Technologies Engineering Ltd., strike price 3.98 SGD, expires 12/11/07	(107,506)
(625,000)	Singapore Telecommunications Ltd., strike price 3.70 SGD, expires 11/08/07	(164,631)
(3,700,000)	Singapore Telecommunications Ltd., strike price 4.14 SGD, expires 01/29/08	(627,578)
(255,000)	Skanska AB, B Shares, strike price 148.87 SEK, expires 12/12/07	(37,840)
(360,000)	Smiths Group Plc, strike price 11.45 GBP, expires 12/12/07	(244,327)
(83,500)	SSAB Svenskt Stal AB, Ser. A, strike price 259 SEK, expires 11/27/07	(4,055)
(450,000)	StatoilHydro ASA, strike price 183.44 NOK, expires 12/12/07	(587,193)
(76,600)	StatoilHydro ASA, strike price 190.50 NOK, expires 11/27/07	(33,276)
(147,000)	StatoilHydro ASA, strike price 192.30 NOK, expires 01/09/08	(162,536)
(482,000)	Sumitomo Corp., strike price 2,150 JPY, expires 01/29/08	(415,838)
(153,000)	Sumitomo Corp., strike price 2,200 JPY, expires 11/20/07	(20,360)
(366,300)	Svenska Cellulosa AB, B Shares, strike price 121.15 SEK, expires 12/12/07	(47,794)
(116,500)	Svenska Cellulosa AB, B Shares, strike price 125.88 SEK, expires 11/27/07	(1,979)
(5,800)	Syngenta AG, strike price 246.38 CHF, expires 11/12/07	(161,370)
(37,100)	Syngenta AG, strike price 272.95 CHF, expires 12/12/07	(440,130)
(2,200,000)	Taiwan Fertilizer Co. Ltd., strike price $68.43, expires 11/20/07	(997,260)
(614,000)	Taiwan Fertilizer Co. Ltd., strike price $68.48, expires 11/20/07	(277,528)
(1,225)	Taiwan Semiconductor Manufacturing Co. Ltd. (ADR), strike price $10, expires 01/21/08	(131,688)
(750,000)	Taiwan Semiconductor Manufacturing Co. Ltd. (ADR), strike price $10.75, expires 01/18/08	(571,050)
(1,320)	Taiwan Semiconductor Manufacturing Co. Ltd. (ADR), strike price $11, expires 12/21/07	(46,266)
(1,200)	Teck Cominco Ltd., Class B, strike price 48 CAD, expires 11/19/07	(121,950)
(715)	Teck Cominco Ltd., Class B, strike price 50 CAD, expires 11/19/07	(29,140)
(2,000,000)	Telekom Malaysia Bhd, strike price $10.04, expires 11/20/07	(207,200)
(256)	Telekomunikasi Indonesia Tbk PT (ADR), strike price $50, expires 01/21/08	(81,920)

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2007	45

Portfolio of Investments as of October 31, 2007	BlackRock International Growth and Income Trust (BGY) (concluded)
(Percentages shown are based on Net Assets)

Contracts	Description	Value

OUTSTANDING CALL OPTIONS WRITTEN—(cont’d)
(682)	Telekomunikasi Indonesia Tbk PT (ADR), strike price $55, expires 12/24/07	$(73,315)
(620)	Telekomunikasi Indonesia Tbk PT (ADR), strike price $60, expires 11/19/07	(15,500)
(640)	TELUS Corp., strike price 62 CAD, expires 11/19/07	(8,469)
(805,000)	Tesco Plc, strike price 4.49 GBP, expires 11/12/07	(676,064)
(460,000)	Tesco Plc, strike price 4.73 GBP, expires 01/09/08	(333,620)
(59,000)	Total S.A., strike price 58.90 EUR, expires 01/09/08	(80,285)
(53,000)	Total S.A., strike price 59.12 EUR, expires 11/28/07	(29,964)
(470)	Total S.A., strike price 60 EUR, expires 12/21/07	(22,126)
(912,000)	Transurban Group, strike price 7.35 AUD, expires 01/29/08	(308,516)
(290,000)	Transurban Group, strike price 7.75 AUD, expires 11/20/07	(11,750)
(570,000)	Truworths Intl. Ltd., strike price 36.33 ZAR, expires 12/12/07	(24,137)
(49,300)	Turkcell Iletsim Hizmet AS (ADR), strike price $21.82, expires 11/16/07	(127,371)
(200,000)	Turkcell Iletsim Hizmet AS (ADR), strike price $21.86, expires 12/21/07	(665,080)
(590)	Unibanco - Uniao de Bancos Brasileiros S.A. (ADR), strike price $130, expires 01/21/08	(1,876,200)
(145)	Unibanco - Uniao de Bancos Brasileiros S.A. (ADR), strike price $135, expires 12/24/07	(384,250)
(860,000)	UniCredito Italiano S.p.A., strike price 6.55 EUR, expires 12/12/07	(47,961)
(110,300)	Unilever Plc, strike price 16.16 GBP, expires 11/12/07	(78,781)
(63,000)	Unilever Plc, strike price 16.74 GBP, expires 01/09/08	(62,852)
(270,000)	United Business Media Plc, strike price 7.57 GBP, expires 12/12/07	(79,552)
(246,000)	United Overseas Bank Ltd., strike price 22.20 SGD, expires 01/29/08	(221,329)
(100,000)	United Overseas Bank Ltd., strike price 22.85 SGD, expires 11/20/07	(19,802)
(90,000)	United Utilities Plc, strike price 7.31 GBP, expires 12/12/07	(38,082)
(281,700)	United Utilities Plc, strike price 7.70 GBP, expires 12/12/07	(42,818)
(70,000)	Vivendi, strike price 31.37 EUR, expires 11/28/07	(83,156)
(81,000)	Vivendi, strike price 31.62 EUR, expires 12/12/07	(92,434)
(1,525,000)	Vodafone Group Plc, strike price 1.80 GBP, expires 01/09/08	(494,032)
(1,525,000)	Vodafone Group Plc, strike price 1.85 GBP, expires 01/18/08	(414,442)
(467,700)	Vodafone Group Plc, strike price 1.71 GBP, expires 11/27/07	(192,748)
(12,000)	Wartsila Oyj, B Shares, strike price 49.20 EUR, expires 11/12/07	(127,200)
(74,000)	Wartsila Oyj, B Shares, strike price 50.90 EUR, expires 12/12/07	(738,639)
(500)	Willis Group Holdings Ltd., strike price $41.75, expires 12/14/07	(76,705)
(16,000)	Willis Group Holdings Ltd., strike price $43.50, expires 01/18/08	(15,538)
(37,700)	Yara Intl. ASA, strike price 165 NOK, expires 11/27/07	(304,321)
(37,700)	Yara Intl. ASA, strike price 178.69 NOK, expires 12/12/07	(216,142)

Contracts	Description	Value

OUTSTANDING CALL OPTIONS WRITTEN—(cont’d)
(60,000)	Yara Intl. ASA, strike price 185.45 NOK, expires 12/12/07	$(276,757)
(685,000)	Yokohama Rubber Co. Ltd. (The), strike price 860 JPY, expires 01/29/08	(337,379)
(216,500)	Yokohama Rubber Co. Ltd. (The), strike price 867 JPY, expires 11/20/07	(41,369)
(432,500)	Yue Yuen Industrial Holdings, strike price 24 HKD, expires 11/20/07	(32,925)
(1,363,000)	Yue Yuen Industrial Holdings, strike price 24.01 HKD, expires 01/29/08	(241,973)
(76,800)	Zinifex Ltd., strike price 17.60 AUD, expires 11/20/07	(34,013)
(442,000)	Zinifex Ltd., strike price 18.26 AUD, expires 01/29/08	(222,060)
(63,000)	Zinifex Ltd., strike price 19 AUD, expires 11/20/07	(2,371)

	Total Outstanding Call Options Written (premium received $(35,874,512))	(60,762,737)

OUTSTANDING PUT OPTIONS WRITTEN—0.0%
(1,380)	AXA S.A., strike price 31 EUR, expires 11/16/07	(162,917)
(1,720)	Enel S.p.A., strike price $8, expires 11/16/07	(28,652)
(480)	KBC Groep N.V., strike price 98 EUR, expires 11/16/07	(125,154)
(2,000)	Yara Intl. ASA, strike price 170 NOK, expires 11/15/07	(3,913)

	Total Outstanding Put Options Written (premium received $(450,528))	(320,636)

	Total Outstanding Options Written (premium received $(36,325,040))	(61,083,373)

Total investments net of outstanding options written—96.6%		$2,066,150,762
Other assets in excess of liabilities—3.4%		72,372,101

Net Assets—100.0%		$2,138,522,863

[1]	Non-income producing security.
[2]	Security, or a portion thereof, pledged as collateral for outstanding options written.
[3]	Represents current yield as of October 31, 2007.
[4]

Cost for federal income tax purposes is $1,994,525,086. The net unrealized appreciation on a tax basis is $132,709,049, consisting of $179,010,005 gross unrealized appreciation and $46,300,956 gross unrealized depreciation.

See Notes to Financial Statements.

46	ANNUAL REPORT	OCTOBER 31, 2007

Portfolio of Investments as of October 31, 2007	BlackRock Real Asset Equity Trust (BCF)
(Percentages shown are based on Net Assets)

Shares		Description	Value

LONG-TERM INVESTMENTS—94.1%
Common Stocks—94.1%
Chemicals—8.1%
50,000		Agrium, Inc.	$3,178,500
135,900	[1]	Air Products & Chemicals, Inc.	13,297,815
132,100		Celanese Corp., Series A	5,542,916
179,025		Dow Chemical Co. (The)	8,063,286
526,479		E.I. du Pont de Nemours & Co.	26,065,976
138,000		Lyondell Chemical Co.	6,548,100
214,000		Olin Corp.	4,874,920
70,000		Potash Corp. of Saskatchewan	8,597,400
156,800		Praxair, Inc.	13,403,264
105,600		Rohm & Haas Co.	5,478,528

		Total Chemicals	95,050,705

Coal—3.6%
180,000	[1]	Arch Coal, Inc.	7,380,000
268,300	[1]	Consol Energy, Inc.	15,158,950
347,300	[1]	Massey Energy Co.	11,002,464
167,800		Peabody Energy Corp.	9,354,850

		Total Coal	42,896,264

Electric—0.4%
96,500[2]		NRG Energy, Inc.	4,406,190

Forest Products & Paper—7.9%
448,492	[1]	Intl. Paper Co.	16,576,264
570,000		MeadWestvaco Corp.	19,174,800
19,005	[2]	Mondi Ltd.	185,830
47,512		Mondi Plc	440,365
333,400		Temple-Inland, Inc.	17,893,578
514,600		Votorantim Celulose e Papel S.A. (ADR)	16,132,710
306,700		Weyerhauser Co.	23,281,597

		Total Forest Products & Paper	93,685,144

Iron & Steel—0.8%
47,900		Allegheny Technologies, Inc.	4,893,943
29,200		Carpenter Technology Corp.	4,231,372

		Total Iron & Steel	9,125,315

Machinery—2.1%
253,625		Caterpillar, Inc.	18,922,961
37,983		Deere & Co.	5,883,567

		Total Machinery	24,806,528

Metal—0.8%
2,784,600		Jiangxi Copper Co. Ltd.	9,849,049

Mining—40.8%
198,000		Aber Diamond Corp.	8,706,844
278,750		African Rainbow Minerals Ltd.	6,465,426
150,000	[1]	Agnico-Eagle Mines Ltd.	8,533,500
1,000,000	[2]	Alamos Gold, Inc.	7,706,558
151,550	[1]	Alcoa, Inc.	5,999,864
1,956,400		Alumina Ltd.	12,294,751
172,945		Anglo American Plc	12,029,716
45,700		Anglo Platinum Ltd.	7,869,611
110,400	[1]	Barrick Gold Corp.	4,871,952
936,700		BHP Billiton Plc	35,974,062
137,700	[1]	Cia de Minas Buenaventura S.A. (ADR)	7,905,357
980,000	[1]	Cia Vale do Rio Doce (ADR)	36,926,400
22,250		Eramet	9,967,644
234,000		First Quantum Minerals Ltd.	25,189,710
96,800	[1]	Freeport-McMoRan Copper & Gold, Inc.	11,391,424
202,750	[1]	Goldcorp, Inc.	7,122,607
1,302,500		Iluka Resources Ltd.	5,329,897
560,200		Impala Platinum Holdings Ltd.	21,161,100
556,669		Industrias Penoles SA de CV	13,198,211
1,065,900		Jubille Mines NL	23,751,326
251,400		Kazakhmys Plc	7,734,368
1,488,650	[2]	Lihir Gold Ltd.	5,910,132
60,700		Lonmin Plc	4,361,459

Shares		Description	Value

Mining—(cont’d)
1,873,950		Minara Resources Ltd.	$11,537,406
1,504,804		Minsur S.A.	5,065,245
19,250		MMC Norilsk Nickel	5,676,337
3,800		MMC Norilsk Nickel (ADR)	1,174,200
63,900	[1]	Newmont Mining Corp.	3,249,954
2,241,050		Oxiana Ltd.	8,931,431
362,036		Rio Tinto Plc	33,949,978
34,300	[1]	Southern Copper Corp.	4,791,710
850,450		Straits Resources Ltd.	5,125,766
390,300		Teck Cominco Ltd., Class B	19,547,021
432,700		Vedanta Resources Plc	19,874,123
428,832		Xstrata Plc	30,921,294
7,161,750		Zijin Mining Group Co. Ltd.	12,504,359
1,761,300		Zinifex Ltd.	27,873,658

		Total Mining	480,624,401

Oil & Gas—21.7%
65,400	[1]	Apache Corp.	6,789,174
43,008	[2]	ATP Oil & Gas Corp.	2,466,509
453,114		BG Group Plc	8,401,119
74,500	[1,2]	Bill Barrett Corp.	3,486,600
202,475	[2]	Cairn Energy Plc	9,943,026
168,800	[1]	Canadian Natural Resources Ltd.	14,044,160
150,884		Chesapeake Energy Corp.	5,956,900
332,600	[2]	Compton Petroleum Corp.	2,932,894
36,400		ConocoPhillips	3,092,544
46,100		Devon Energy Corp.	4,305,740
48,200		EnCana Corp.	3,359,540
155,300	[1]	ENSCO Intl., Inc.	8,617,597
160,300		EOG Resources, Inc.	14,202,580
73,700	[2]	Forest Oil Corp.	3,581,083
367,800	[2]	Galleon Energy, Inc.	5,602,754
128,100		GlobalSantaFe Corp.	10,379,943
221,900	[1]	Helmerich & Payne, Inc.	7,016,478
86,200	[2]	Heritage Oil Corp.	5,566,294
134,900	[1]	Hess Corp.	9,660,189
101,400		Marathon Oil Corp.	5,995,782
55,900		Murphy Oil Corp.	4,115,917
121,500	[1,2]	Newfield Exploration Co.	6,541,560
149,000		Nexen, Inc.	5,045,811
137,000		Noble Corp.	7,254,150
116,100	[1]	Noble Energy, Inc.	8,886,294
202,200		Norsk Hydro ASA	2,972,617
68,500		Occidental Petroleum Corp.	4,729,925
79,000		Petroleo Brasileiro S.A. (ADR)	7,554,770
91,000	[2]	Plains Exploration & Production Co.	4,636,450
101,300	[2]	Pride Intl., Inc.	3,737,970
114,900	[2]	Quicksilver Resources, Inc.	6,549,300
171,700		Range Resources Corp.	7,714,481
164,300	[2]	SeaDrill Ltd.	3,933,554
87,500	[2]	Southwestern Energy Co.	4,526,375
174,336		StatoilHydro ASA	5,939,023
35,300		StatoilHydro ASA (ADR)	1,203,024
77,600		Suncor Energy, Inc.	8,476,248
9,300		Total S.A. (ADR)	749,673
104,800	[2]	Transocean, Inc.	12,509,976
136,400	[2]	TriStar Oil & Gas Ltd.	1,556,547
126,000	[2]	TXCO Resources, Inc.	1,462,860
84,472	[2]	Warren Resources, Inc.	1,282,285
135,300	[1]	XTO Energy, Inc.	8,981,214

		Total Oil & Gas	255,760,930

Oil & Gas Services—6.7%
124,500		Acergy S.A.	3,608,403
53,600	[2]	Cameron Intl. Corp.	5,218,496
52,800	[2]	Cie Generale de Geophysique-Veritas (ADR)	3,465,792
103,200	[2]	Core Laboratories N.V.	15,061,008
50,502	[2]	Exterran Holdings, Inc.	4,252,269

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2007	47

Portfolio of Investments as of October 31, 2007	BlackRock Real Asset Equity Trust (BCF) (continued)
(Percentages shown are based on Net Assets)

Shares	Description	Value

Oil & Gas Services—(cont’d)
104,378 [2,3]	FMC Technologies, Inc.	$6,328,438
113,300 [2]	Grant Prideco, Inc.	5,569,828
119,900 [2]	Helix Energy Solutions Group, Inc.	5,545,375
186,634 [1,2]	Hercules Offshore, Inc.	5,046,583
64,600 [2]	National Oilwell Varco, Inc.	4,731,304
73,200	SBM Offshore N.V.	2,824,776
59,600 [3]	Schlumberger Ltd.	5,755,572
36,300 [1]	Smith Intl., Inc.	2,397,615
142,800 [2]	Weatherford Intl. Ltd.	9,269,148

	Total Oil & Gas Services	79,074,607

Pipelines—1.2%
101,800	Equitable Resources, Inc.	5,733,375
138,000 [1]	Questar Corp.	7,877,040

	Total Pipelines	13,610,415

	Total Common Stocks
	(cost $747,540,612)	1,108,889,548

SHORT-TERM INVESTMENTS—8.3%
Money Market Fund—3.7%
43,652,427 [4]	Fidelity Institutional Money Market Prime Portfolio, 4.86%	43,652,427

Principal Amount

U.S. Government and Agency Discount Notes—4.6%
$54,500,000 [5]	Federal Home Loan Bank Disc. Notes, 4.40%, 11/01/07	54,500,000

	Total Short-Term Investments (cost $98,152,427)	98,152,427

Contracts

OUTSTANDING OPTIONS PURCHASED—0.0%
OUTSTANDING PUT OPTIONS PURCHASED—0.0%
20	Apache Corp., strike price $70, expires 11/19/07	100
100	Schlumberger Ltd., strike price $85, expires 11/19/07	2,000

	Total Outstanding Put Options Purchased (cost $6,020)	2,100

OUTSTANDING CALL OPTIONS PURCHASED—0.0%
25,000	Alcoa, Inc., strike price $47.50, expires 11/16/07	268
60,000	Husky Energy, Inc., strike price 45 CAD, expires 11/16/07	32,113

	Total Outstanding Call Options Purchased (cost $42,969)	32,381

	Total Outstanding Options Purchased (cost $48,989)	34,481

	Total investments before outstanding options written (cost $845,742,0286)	1,207,076,456

OUTSTANDING OPTIONS WRITTEN—(2.4)%
OUTSTANDING CALL OPTIONS WRITTEN—(2.4)%
(320)	Aber Diamond Corp., strike price 42 CAD, expires 01/21/08	(60,975)
(320)	Aber Diamond Corp., strike price 44 CAD, expires 12/24/07	(23,712)
(25,000)	Acergy S.A., strike price 153 NOK, expires 11/06/07	(19,171)
(39,000)	Acergy S.A., strike price 160.42 NOK, expires 12/12/07	(42,629)
(92,000)	African Rainbow Minerals Ltd., strike price 147.28 ZAR, expires 12/12/07	(131,235)
(500)	Agnico-Eagle Mines Ltd., strike price $55, expires 11/19/07	(170,000)

Contracts	Description	Value

OUTSTANDING CALL OPTIONS WRITTEN—(cont’d)
(150)	Agrium, Inc., strike price $60, expires 12/24/07	$(103,500)
(310)	Air Products & Chemicals, Inc., strike price $95, expires 12/24/07	(175,150)
(25,000)	Alcoa, Inc., strike price $41, expires 12/21/07	(43,878)
(25,000)	Alcoa, Inc., strike price $48, expires 11/16/07	(177)
(20,000)	Allegheny Technologies, Inc., strike price $121, expires 11/16/07	(1,644)
(400,000)	Alumina Ltd., strike price 7.32 AUD, expires 11/20/07	(9,687)
(20,000)	Anglo American Plc, strike price 29.11 GBP, expires 11/28/07	(140,424)
(37,000)	Anglo American Plc, strike price 29.36 GBP, expires 11/12/07	(272,828)
(15,000)	Anglo Platinum Ltd., strike price 1,174.20 ZAR, expires 12/12/07	(104,157)
(200)	Apache Corp., strike price $95, expires 12/24/07	(220,000)
(350)	Arch Coal, Inc., strike price $40, expires 12/24/07	(107,625)
(350)	Arch Coal, Inc., strike price $42.50, expires 01/21/08	(90,125)
(150)	ATP Oil & Gas Corp., strike price $60, expires 12/24/07	(31,500)
(360)	Barrick Gold Corp., strike price $42.50, expires 01/21/08	(153,000)
(90,000)	BG Group Plc, strike price 8 GBP, expires 11/07/07	(169,097)
(59,000)	BG Group Plc, strike price 8.10 GBP, expires 11/28/07	(111,797)
(50)	BG Group Plc, strike price 8.40 GBP, expires 12/21/07	(80,053)
(153,000)	BHP Billiton Plc, strike price 14.55 GBP, expires 11/12/07	(1,206,935)
(156,000)	BHP Billiton Plc, strike price 14.92 GBP, expires 11/28/07	(1,154,892)
(250)	Bill Barrett Corp., strike price $45, expires 12/24/07	(95,000)
(33,000)	Cairn Energy Plc, strike price 19.30 GBP, expires 11/02/07	(290,470)
(34,000)	Cairn Energy Plc, strike price 21.65 GBP, expires 12/12/07	(179,095)
(184)	Cameron Intl. Corp., strike price $100, expires 11/19/07	(54,740)
(300)	Canadian Natural Resources Ltd., strike price $80, expires 12/24/07	(196,500)
(200)	Canadian Natural Resources Ltd., strike price $80, expires 01/21/08	(152,000)
(50)	Carpenter Technology Corp., strike price $135, expires 12/24/07	(76,000)
(50)	Carpenter Technology Corp., strike price $140, expires 12/24/07	(60,250)
(450)	Caterpillar, Inc., strike price $87, expires 11/13/07	(2,893)
(400)	Caterpillar, Inc., strike price $90, expires 11/19/07	(1,000)
(250)	Celanese Corp. Ser. A, strike price $40, expires 11/19/07	(61,875)
(19,000)	Celanese Corp. Ser. A, strike price $41, expires 11/30/07	(42,450)
(250)	Chesapeake Energy Corp., strike price $37.50, expires 12/24/07	(71,875)
(25,000)	Chesapeake Energy Corp., strike price $38.64, expires 11/16/07	(35,710)
(450)	Cia de Minas Buenaventura S.A. (ADR), strike price $55, expires 11/19/07	(195,750)
(1,000)	Cia Vale do Rio Doce (ADR), strike price $35, expires 11/19/07	(340,000)
(2,000)	Cia Vale do Rio Doce (ADR), strike price $35, expires 12/24/07	(920,000)
(100)	Cie General de Geophysique-Veritas (ADR), strike price $65, expires 11/19/07	(26,750)
(120)	ConocoPhillips, strike price $90, expires 11/19/07	(6,240)

See Notes to Financial Statements.

48	ANNUAL REPORT	OCTOBER 31, 2007

Portfolio of Investments as of October 31, 2007	BlackRock Real Asset Equity Trust (BCF) (continued)
(Percentages shown are based on Net Assets)

Contracts	Description	Value

OUTSTANDING CALL OPTIONS WRITTEN—(cont’d)
(50,000)	Consol Energy, Inc., strike price $54, expires 11/30/07	$(209,925)
(350)	Consol Energy, Inc., strike price $55, expires 12/24/07	(157,500)
(179)	Core Laboratories N.V., strike price $140, expires 01/21/08	(224,645)
(125)	Deere & Co., strike price $150, expires 12/24/07	(148,750)
(100)	Devon Energy Corp., strike price $82.88, expires 11/13/07	(107,328)
(55)	Devon Energy Corp., strike price $90, expires 12/24/07	(37,675)
(25,000)	Dow Chemical Co. (The), strike price $47, expires 11/30/07	(13,205)
(210)	Dow Chemical Co. (The), strike price $48.63, expires 11/13/07	(1,157)
(500)	E.I. du Pont de Nemours & Co., strike price $50, expires 12/24/07	(61,250)
(250)	E.I. du Pont de Nemours & Co., strike price $53, expires 01/11/08	(16,605)
(25,000)	E.I. du Pont de Nemours & Co., strike price $53, expires 12/14/07	(8,900)
(250)	E.I. du Pont de Nemours & Co., strike price $54, expires 11/13/07	(3,460)
(100)	EnCana Corp., strike price $65, expires 12/24/07	(63,000)
(100)	EnCana Corp., strike price $65, expires 01/21/08	(71,000)
(250)	ENSCO Intl., Inc., strike price $60, expires 11/19/07	(6,875)
(125)	ENSCO Intl., Inc., strike price $63, expires 11/08/07	(124)
(100)	ENSCO Intl., Inc., strike price $65, expires 12/24/07	(4,250)
(250)	EOG Resources, Inc., strike price $80, expires 12/24/07	(258,750)
(25,000)	EOG Resources, Inc., strike price $81, expires 11/02/07	(190,490)
(20,000)	Equitable Resources, Inc., strike price $55, expires 11/30/07	(53,480)
(3,600)	Eramet, strike price 216.65 EUR, expires 11/12/07	(477,450)
(3,600)	Eramet, strike price 223.14 EUR, expires 11/12/07	(443,638)
(100)	Exterran Holdings, Inc., strike price $85, expires 11/19/07	(21,750)
(65)	Exterran Holdings, Inc., strike price $90, expires 11/19/07	(3,088)
(440)	First Quantum Minerals Ltd., strike price 98 CAD, expires 01/21/08	(526,333)
(400)	First Quantum Minerals Ltd., strike price 100 CAD, expires 12/24/07	(359,922)
(400)	FMC Technologies, Inc., strike price $60, expires 11/19/07	(117,000)
(250)	Forest Oil Corp., strike price $45, expires 11/19/07	(98,750)
(320)	Freeport-McMoRan Copper & Gold, Inc., strike price $115, expires 12/24/07	(308,800)
(25,000)	Global SantaFe Corp., strike price $78, expires 11/30/07	(123,498)
(350)	Goldcorp, Inc., strike price $30, expires 11/19/07	(185,500)
(320)	Goldcorp, Inc., strike price $32.50, expires 01/21/08	(147,200)
(1,132)	Grant Prideco, Inc., strike price $45, expires 12/24/07	(656,560)
(150)	Helix Energy Solutions Group, Inc., strike price $45, expires 12/24/07	(48,750)
(100)	Helix Energy Solutions Group, Inc., strike price $50, expires 11/19/07	(2,500)
(250)	Helmerich & Payne, Inc., strike price $36, expires 11/02/07	—
(25,000)	Helmerich & Payne, Inc., strike price $36.50, expires 11/16/07	(650)
(300)	Hercules Offshore, Inc., strike price $32, expires 12/14/07	(7,503)

Contracts	Description	Value

OUTSTANDING CALL OPTIONS WRITTEN—(cont’d)
(400)	Hess Corp., strike price $70, expires 12/24/07	$(196,000)
(60,000)	Husky Energy, Inc., strike price 46 CAD, expires 11/16/07	(16,431)
(260,500)	Iluka Resources Ltd., strike price 6.26 AUD, expires 11/20/07	(2)
(185,000)	Impala Platinum Holdings Ltd., strike price 260.02 ZAR, expires 12/12/07	(276,473)
(94,000)	Industrias Penoles SA de CV, strike price 222.66 MXN, expires 12/14/07	(343,920)
(500)	Intl. Paper Co., strike price $37.50, expires 11/19/07	(28,750)
(400)	Intl. Paper Co., strike price $40, expires 01/21/08	(28,000)
(1,000,000)	Jiangxi Copper Co. Ltd., strike price 18 HKD, expires 11/20/07	(1,164,750)
(350,000)	Jubille Mines NL, strike price 16.50 AUD, expires 11/08/07	(2,287,771)
(43,833)	Kazakhmys Plc, strike price 12.75 GBP, expires 11/28/07	(202,709)
(43,833)	Kazakhmys Plc, strike price 13.62 GBP, expires 11/12/07	(120,189)
(650,000)	Lihir Gold Ltd., strike price 3.50 AUD, expires 11/08/07	(384,315)
(27,000)	Lonmin Plc, strike price 36.83 GBP, expires 12/12/07	(90,152)
(450)	Lyondell Chemical Co., strike price $45, expires 12/24/07	(99,000)
(20,000)	Marathon Oil Corp., strike price $65.05, expires 11/16/07	(5,922)
(100,000)	MeadWestvaco Corp., strike price $34, expires 12/21/07	(129,720)
(1,000)	MeadWestvaco Corp., strike price $35, expires 03/24/08	(180,000)
(375,000)	Minara Resources Ltd., strike price 5.95 AUD, expires 11/20/07	(244,912)
(185)	Murphy Oil Corp., strike price $75, expires 01/21/08	(77,700)
(200)	National Oilwell Varco, Inc., strike price $77.50, expires 11/19/07	(30,500)
(100)	Newfield Exploration Co., strike price $50, expires 01/21/08	(58,500)
(125)	Newfield Exploration Co., strike price $55, expires 11/02/07	(1,951)
(200)	Newfield Exploration Co., strike price $55, expires 12/24/07	(45,000)
(210)	Newmont Mining Corp., strike price $47.50, expires 12/24/07	(101,850)
(200)	Nexen, Inc., strike price 34 CAD, expires 11/19/07	(6,352)
(200)	Noble Corp., strike price $52.50, expires 11/19/07	(38,000)
(180)	Noble Corp., strike price $52.50, expires 12/24/07	(57,600)
(300)	Noble Energy, Inc., strike price $75, expires 12/24/07	(136,500)
(3,800)	MMC Norilsk Nickel, strike price $218.50, expires 11/12/07	(366,801)
(30,000)	Norsk Hydro ASA, strike price 225.96 NOK, expires 11/06/07	(58,556)
(37,000)	Norsk Hydro ASA, strike price 79.41 NOK, expires 12/12/07	(23,332)
(166)	NRG Energy, Inc., strike price $140, expires 12/24/07	(174,300)
(100)	NRG Energy, Inc., strike price $45, expires 11/19/07	(16,250)
(100)	NRG Energy, Inc., strike price $45, expires 12/24/07	(29,750)
(200)	NRG Energy, Inc., strike price $47.50, expires 01/21/08	(50,500)
(125)	Occidental Petroleum Corp., strike price $70, expires 11/19/07	(20,938)

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2007	49

Portfolio of Investments as of October 31, 2007	BlackRock Real Asset Equity Trust (BCF) (continued)
(Percentages shown are based on Net Assets)

Contracts	Description	Value

OUTSTANDING CALL OPTIONS WRITTEN—(cont’d)
(125)	Occidental Petroleum Corp., strike price $70, expires 12/24/07	$(40,625)
(550)	Olin Corp., strike price $22.50, expires 11/19/07	(38,500)
(20,000)	Olin Corp., strike price $23, expires 12/21/07	(21,016)
(450,000)	Oxiana Ltd., strike price 3.50 AUD, expires 11/20/07	(300,852)
(500)	Peabody Energy Corp., strike price $55, expires 11/30/07	(160,570)
(100)	Peabody Energy Corp., strike price $55, expires 12/24/07	(40,000)
(69)	Petroleo Brasileiro S.A. (ADR), strike price $85, expires 12/24/07	(96,945)
(131)	Petroleo Brasileiro S.A. (ADR), strike price $90, expires 12/24/07	(142,135)
(225)	Plains Exploration & Production Co., strike price $51.25, expires 12/14/07	(60,345)
(100)	Potash Corp. of Saskatchewan, strike price $105, expires 12/24/07	(50,500)
(100)	Potash Corp. of Saskatchewan, strike price $120, expires 12/24/07	(110,500)
(250)	Praxair, Inc., strike price $85, expires 11/19/07	(51,875)
(250)	Praxair, Inc., strike price $85, expires 12/24/07	(88,750)
(160)	Praxair, Inc., strike price $85, expires 01/21/08	(74,400)
(100)	Pride Intl., Inc., strike price $40, expires 01/21/08	(13,250)
(10,000)	Pride Intl., Inc., strike price $40.25, expires 11/16/07	(1,831)
(450)	Questar Corp., strike price $57.50, expires 01/21/08	(146,250)
(300)	Quicksilver Resources, Inc., strike price $55, expires 12/24/07	(139,500)
(350)	Range Resources Corp., strike price $45, expires 11/19/07	(51,625)
(200)	Range Resources Corp., strike price $45, expires 12/24/07	(53,000)
(55,000)	Rio Tinto Plc, strike price 38.75 GBP, expires 11/28/07	(752,897)
(64,000)	Rio Tinto Plc, strike price 44.10 GBP, expires 12/12/07	(318,050)
(25,000)	Rohm & Haas Co., strike price $60, expires 11/16/07	(77)
(25,000)	SBM Offshore N.V., strike price 28.14 EUR, expires 11/06/07	(1,047)
(20,000)	SBM Offshore N.V., strike price 30.32 EUR, expires 11/28/07	(1,315)
(200)	Schlumberger Ltd., strike price $100, expires 11/19/07	(31,500)
(41,000)	SeaDrill Ltd., strike price 127.05 NOK, expires 11/06/07	(22,620)
(20,000)	SeaDrill Ltd., strike price 128.49 NOK, expires 12/12/07	(25,092)
(150)	Smith Intl., Inc., strike price $70, expires 01/21/08	(55,500)
(50)	Southern Copper Corp., strike price $135, expires 12/24/07	(57,250)
(80)	Southern Copper Corp., strike price $140, expires 01/21/08	(94,800)
(100)	Southwestern Energy Co., strike price $50, expires 12/24/07	(46,500)
(100)	Southwestern Energy Co., strike price $55, expires 12/24/07	(22,000)
(100)	Southwestern Energy Co., strike price $55, expires 01/21/08	(31,000)
(350)	StatoilHydro ASA (ADR), strike price $35, expires 01/21/08	(69,125)
(170,000)	Straits Resources Ltd., strike price 4.30 AUD, expires 11/20/07	(331,212)
(250)	Suncor Energy, Inc., strike price $100, expires 12/24/07	(307,500)

Contracts	Description	Value

OUTSTANDING CALL OPTIONS WRITTEN—(cont’d)
(400)	Teck Cominco Ltd., Class B, strike price 46 CAD, expires 11/19/07	$(91,886)
(300)	Teck Cominco Ltd., Class B, strike price 48 CAD, expires 11/19/07	(30,487)
(300)	Teck Cominco Ltd., Class B, strike price 52 CAD, expires 11/19/07	(5,558)
(300)	Teck Cominco Ltd., Class B, strike price 52 CAD, expires 01/21/08	(36,839)
(200)	Temple-Inland, Inc., strike price $60, expires 11/19/07	(4,500)
(400)	Temple-Inland, Inc., strike price $60, expires 01/21/08	(50,000)
(170)	Temple-Inland, Inc., strike price $65, expires 11/19/07	(1,275)
(5,000)	Total S.A. (ADR), strike price $86, expires 11/16/07	(793)
(350)	Transocean, Inc., strike price $115, expires 11/30/07	(268,660)
(147)	TXCO Resources, Inc., strike price $12.50, expires 11/19/07	(4,043)
(150)	TXCO Resources, Inc., strike price $12.50, expires 01/21/08	(14,250)
(69,000)	Vedanta Resources Plc, strike price 17 GBP, expires 11/12/07	(721,664)
(74,000)	Vedanta Resources Plc, strike price 17.90 GBP, expires 11/12/07	(637,139)
(70,000)	Votorantim Celulose e Papel S.A. (ADR), strike price $29, expires 12/21/07	(211,463)
(40,000)	Votorantim Celulose e Papel S.A. (ADR), strike price $31, expires 11/30/07	(54,232)
(20,000)	Warren Resources, Inc., strike price $14.50, expires 11/30/07	(22,620)
(300)	Weatherford Intl. Ltd., strike price $65, expires 11/19/07	(68,250)
(50)	Weatherford Intl. Ltd., strike price $65, expires 12/24/07	(21,000)
(100)	Weatherford Intl. Ltd., strike price $70, expires 11/19/07	(6,000)
(250)	Weyerhauser Co., strike price $75, expires 12/24/07	(102,500)
(250)	Weyerhauser Co., strike price $80, expires 01/21/08	(78,125)
(62,000)	Xstrata Plc, strike price 32 GBP, expires 11/12/07	(353,232)
(80)	Xstrata Plc, strike price 32 GBP, expires 12/21/07	(602,998)
(400)	XTO Energy, Inc., strike price $65, expires 12/24/07	(162,000)
(1,208,000)	Zijin Mining Group Co. Ltd., strike price 9.10 HKD, expires 11/07/07	(655,759)
(1,156,000)	Zijin Mining Group Co. Ltd., strike price 9.20 HKD, expires 11/20/07	(617,031)
(315,000)	Zinifex Ltd., strike price 19.34 AUD, expires 11/07/07	(293)

	Total Outstanding Call Options Written (premium received $(16,981,947))	(28,365,997)

OUTSTANDING PUT OPTIONS WRITTEN—0.0%
(34)	Agrium, Inc., strike price $50, expires 11/19/07	(340)
(210)	Air Products & Chemicals, Inc., strike price $80, expires 12/24/07	(6,300)
(50)	Allegheny Technologies, Inc., strike price $90, expires 11/19/07	(1,750)
(10,000)	Apache Corp., strike price $71.25, expires 11/01/07	—
(10,000)	Bill Barrett Corp., strike price $33.76, expires 11/01/07	—
(100)	Caterpillar, Inc., strike price $67.50, expires 11/19/07	(2,200)

See Notes to Financial Statements.

50	ANNUAL REPORT	OCTOBER 31, 2007

Portfolio of Investments as of October 31, 2007	BlackRock Real Asset Equity Trust (BCF) (concluded)
(Percentages shown are based on Net Assets)

Contracts	Description	Value

OUTSTANDING PUT OPTIONS WRITTEN—(cont’d)
(100)	Caterpillar, Inc., strike price $72.50, expires 11/19/07	$(9,950)
(250)	Chesapeake Energy Corp., strike price $33, expires 11/02/07	(1)
(25,000)	Cie General de Geophysique-Veritas (ADR), strike price $44.89, expires 11/01/07	—
(200)	Cie General de Geophysique-Veritas (ADR), strike price $55, expires 12/24/07	(12,000)
(200)	Deere & Co., strike price $135, expires 11/19/07	(8,000)
(25,000)	Dow Chemical Co. (The), strike price $43, expires 11/01/07	—
(25,000)	E.I. du Pont de Nemours & Co., strike price $46.50, expires 11/01/07	—
(100)	EnCana Corp., strike price $60, expires 11/19/07	(1,250)
(40,000)	FMC Technologies, Inc., strike price $41.20, expires 11/01/07	(1)
(20,000)	Forest Oil Corp., strike price $38.50, expires 11/01/07	—
(40,000)	Intl. Paper Co., strike price $34, expires 11/01/07	(1)
(400)	Intl. Paper Co., strike price $35, expires 11/19/07	(14,000)
(25,000)	MeadWestvaco Corp., strike price $29, expires 11/16/07	(700)
(250)	MeadWestvaco Corp., strike price $29.50, expires 11/02/07	—
(50,000)	National Oilwell Varco, Inc., strike price $55.11, expires 11/01/07	(1)
(10,000)	Newfield Exploration Co., strike price $41.80, expires 11/01/07	—
(25,000)	Noble Energy, Inc., strike price $57, expires 11/01/07	—
(10,000)	Occidental Petroleum Corp., strike price $51.99, expires 11/01/07	—
(250)	Occidental Petroleum Corp., strike price $60, expires 11/19/07	(3,125)
(10)	Olin Corp., strike price $20, expires 11/19/07	(100)
(50,000)	Olin Corp., strike price $22, expires 11/01/07	(225)
(100)	Potash Corp. of Saskatchewan, strike price $95, expires 11/19/07	(1,250)
(250)	Praxair, Inc., strike price $75, expires 11/19/07	(2,500)
(10,000)	Range Resources Corp., strike price $33.25, expires 11/01/07	—
(550)	Rohm & Haas Co., strike price $50, expires 11/19/07	(26,125)
(250)	Rohm & Haas Co., strike price $50, expires 12/24/07	(28,750)
(25,000)	Rohm & Haas Co., strike price $51, expires 11/01/07	(1,170)
(30,000)	Schlumberger Ltd., strike price $87.12, expires 11/01/07	(1)
(150)	Schlumberger Ltd., strike price $90, expires 11/19/07	(10,500)
(150)	Schlumberger Ltd., strike price $95, expires 11/19/07	(31,125)
(25,000)	Smith Intl., Inc., strike price $58.47, expires 11/01/07	—
(9,000)	Suncor Energy, Inc., strike price $81.04, expires 11/01/07	—
(350)	Temple-Inland, Inc., strike price $50, expires 11/19/07	(20,125)
(20,000)	Transocean, Inc., strike price $97.08, expires 11/01/07	—
(20,000)	Warren Resources, Inc., strike price $12, expires 11/02/07	—

Contracts	Description	Value

OUTSTANDING PUT OPTIONS WRITTEN—(cont’d)
(15,000)	Weatherford Intl. Ltd., strike price $52.58, expires 11/01/07	$—
(25,000)	Weyerhauser Co., strike price $64, expires 11/01/07	—
(8,000)	XTO Energy, Inc., strike price $50.90, expires 11/01/07	—

	Total Outstanding Put Options Written (premium received $(1,370,219))	(181,490)

	Total Outstanding Options Written (premium received $(18,352,166))	(28,547,487)

Total investments net of outstanding options written—100.0%		$1,178,528,969
Other assets in excess of liabilities—0.0%		557,941

Net Assets—100.0%		$1,179,086,910

[1]	Security, or a portion thereof, pledged as collateral for outstanding options written.
[2]	Non-income producing security.
[3]	Security, or a portion thereof, with a market value of $6,635,274 has been pledged as collateral for swap contracts.
[4]	Represents current yield as of October 31, 2007.
[5]	Rate shown is the yield to maturity as of the date of purchase.
[6]

Cost for federal income tax purposes is $846,705,387. The net unrealized appreciation on a tax basis is $360,371,069, consisting of $364,324,203 gross unrealized appreciation and $3,953,134 gross unrealized depreciation.

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2007	51

Portfolio of Investments as of October 31, 2007	BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY)
(Percentages shown are based on Net Assets)

Shares	Description	Value

LONG-TERM INVESTMENTS—98.9%
Common Stocks—98.9%
Australia—6.8%
117,200	Foster’s Group Ltd.	$699,773
275,000	Gunns Ltd.	969,435
64,700	National Australia Bank Ltd.	2,617,629
126,100	Santos Ltd.	1,664,422
84,400	TABCORP Holdings Ltd.	1,228,205
33,200	Wesfarmers Ltd.	1,366,138

	Total Australia	8,545,602

Austria—1.2%
14,000	Boehler-Uddeholm AG	1,490,857

Canada—6.4%
25,500	Bank of Montreal	1,700,630
14,100	Bank of Nova Scotia	798,251
16,000	Enbridge, Inc.	692,913
7,700	National Bank of Canada	445,461
30,600	Royal Bank of Canada	1,815,301
34,700	Toronto-Dominion Bank	2,620,912

	Total Canada	8,073,468

Denmark—1.1%
32,400	Danske Bank A/S	1,434,073

Finland—0.9%
19,200	Kesko Oyj, B Shares	1,153,267

France—4.3%
11,700	Bouygues	1,129,170
19,400	M6-Metropole Television	575,724
5,300	Societe Generale	895,383
17,200	Total S.A.	1,387,971
18,200	Vinci S.A.	1,501,824

	Total France	5,490,072

Germany—0.7%
15,200	SAP AG	821,913

Hong Kong—2.9%
71,000	Esprit Holdings Ltd.	1,185,794
22,600	Hang Seng Bank Ltd.	461,717
204,500	HongKong Electric Holdings	1,051,379
191,000	Hopewell Holdings	989,718

	Total Hong Kong	3,688,608

Italy—2.7%
156,200	Enel S.p.A.	1,872,891
42,400	Eni S.p.A.	1,548,154

	Total Italy	3,421,045

Japan—4.7%
11,700	Canon, Inc.	592,013
53,000	Mitsui & Co. Ltd.	1,374,717
150,000	Mitsui Mining & Smelting Co. Ltd.	631,558
15,000	Oracle Corp.	688,819
53,000	Ricoh Co. Ltd.	1,047,574
42,000	Sharp Corp.	662,503
17,300	Toyota Motor Corp.	990,325

	Total Japan	5,987,509

Netherlands—2.4%
20,800	ABN AMRO Holding N.V.	1,126,660
104,100	Royal KPN N.V.	1,965,527

	Total Netherlands	3,092,187

Norway—0.4%
22,900	Ekornes ASA	483,145

Singapore—1.6%
615,000	Jaya Holdings Ltd.	846,713
212,000	Singapore Petroleum Co. Ltd.	1,210,657

	Total Singapore	2,057,370

Shares		Description	Value

Spain—0.8%
32,600		Indra Sistemas S.A.	$948,398

Sweden—4.5%
16,000		Axfood AB	565,684
15,300		Hennes & Mauritz AB	1,022,337
26,500		Kungsleden AB	379,455
27,300		Ratos AB, B Shares	805,464
108,000		Scania AB, B Shares	2,965,161

		Total Sweden	5,738,101

United Kingdom—9.2%
55,300		Alliance & Leicester Plc	909,962
141,100		Barclays Plc	1,785,825
17,300		British American Tobacco Plc	659,089
79,200	[1,2]	DFS Furniture Primback Unit	—
64,100		GlaxoSmithKline Plc	1,646,474
71,200		HSBC Holdings Plc	1,411,660
193,500		Rentokil Initial Plc	694,466
46,300		Royal Dutch Shell Plc, A Shares	2,031,425
69,183		Scottish & Southern Energy Plc	2,243,455
55,656		Taylor Wimpey Plc	287,919

		Total United Kingdom	11,670,275

United States—48.3%
7,100		3M Co.	613,156
17,100		Abbott Laboratories	934,002
16,500		Agree Realty Corp. (REIT)	534,270
55,700		Allied Capital Corp.	1,642,036
32,300		Altria Group, Inc.	2,355,639
28,000		Ameren Corp.	1,513,680
11,100		American Intl. Group, Inc.	700,632
110,480		AT&T, Inc.	4,616,959
12,400		Automatic Data Processing, Inc.	614,544
47,200		Bank of America Corp.	2,278,816
49,500		Bristol-Myers Squibb Co.	1,484,505
12,800		Chevron Corp.	1,171,328
13,200	[1]	Cisco Systems, Inc.	436,392
11,500		Citigroup, Inc.	481,850
17,000		Coca-Cola Co. (The)	1,049,920
24,600		Consolidated Edison, Inc.	1,158,414
18,800		Eli Lilly & Co.	1,018,020
45,200		Emerson Electric Co.	2,362,604
14,400		Equity Residential (REIT)	601,632
35,800		Exxon Mobil Corp.	3,293,242
25,900		First Industrial Realty Trust, Inc. (REIT)	1,055,425
76,100		General Electric Co.	3,132,276
8,500		Harley-Davidson, Inc.	437,750
37,600		Health Care REIT, Inc.	1,665,304
31,000		Hewlett-Packard Co.	1,602,080
10,400		Home Depot, Inc.	327,704
12,700		Hospitality Properties Trust (REIT)	502,920
56,300		Intel Corp.	1,514,470
16,400		Intl. Business Machines Corp.	1,904,368
9,300		Johnson & Johnson	606,081
17,300		KeyCorp	492,185
25,000		Kimco Realty Corp. (REIT)	1,038,000
20,483		Kraft Foods, Inc.	684,337
10,800		Liberty Properties Trust (REIT)	406,296
20,200		Maxim Integrated Products, Inc.	547,420
23,000		McDonald’s Corp.	1,373,100
25,000		Merck & Co., Inc.	1,456,500
25,500		Microchip Technology, Inc.	845,835
79,700		Microsoft Corp.	2,933,757
17,100		Morgan Stanley	1,150,146
34,400		Nationwide Health Properties, Inc. (REIT)	1,073,968
7,900		PepsiCo, Inc.	582,388
38,300		Pfizer, Inc.	942,563
9,300		Pitney Bowes, Inc.	372,372
8,500		Rohm & Haas Co.	440,980

See Notes to Financial Statements.

52	ANNUAL REPORT	OCTOBER 31, 2007

Portfolio of Investments as of October 31, 2007	BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY) (concluded)
(Percentages shown are based on Net Assets)

Shares		Description	Value

United States—(cont’d)
63,800		Trustco Bank Corp.	$672,452
13,800		United Technologies Corp.	1,056,942
21,900		UST, Inc.	1,167,708
17,500		Wachovia Corp.	800,275
12,100		Wal-Mart Stores, Inc.	547,041
30,100		Wells Fargo & Co.	1,023,701

		Total United States	61,217,985

		Total Common Stocks (cost $84,395,755)	125,313,875

MONEY MARKET FUND—0.5%
637,030	[3]	Fidelity Institutional Money Market Prime Portfolio, 4.86% (cost $637,030)	637,030

Total investments—99.4% (cost $85,032,7854)			$125,950,905
Other assets in excess of liabilities—0.6%			754,915

Net Assets—100.0%			$126,705,820

[1]	Non-income producing security.
[2]	Security is fair valued.
[3]	Represents current yield as of October 31, 2007.
[4]

Cost for federal income tax purposes is $84,974,887. The net unrealized appreciation on a tax basis is $40,976,018, consisting of $41,694,227 gross unrealized appreciation and$718,209 gross unrealized depreciation.

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2007	53

Portfolio of Investments as of October 31, 2007	BlackRock World Investment Trust (BWC)
(Percentages shown are based on Net Assets)

Shares		Description	Value

LONG-TERM INVESTMENTS—102.3%
Common Stocks—101.7%
Australia—3.2%
951,200		Lion Nathan Ltd.	$8,272,668
321,800		QBE Insurance Group Ltd.	9,847,930
2,445,800		SP AusNet	2,967,226
302,400		St. George Bank Ltd.	10,321,789

		Total Australia	31,409,613

Bermuda—0.5%
115,800		Accenture Ltd., Class A	4,521,990

Brazil—2.7%
121,200		Bovespa Holding S.A.	2,307,538
266,900	[1]	Cia Energetica de Minas Gerais (ADR)	5,765,040
243,300	[1]	Gerdau S.A. (ADR)	7,566,630
116,200		Petroleo Brasileiro S.A. (ADR)	11,112,206

		Total Brazil	26,751,414

Canada—4.9%
127,700		Barrick Gold Corp.	5,677,659
62,000		Canadian Imperial Bank of Commerce	6,694,543
129,000		Potash Corp. of Saskatchewan	15,843,780
180,000		Teck Cominco Ltd., Class B	9,014,767
166,200		TELUS Corp.	10,107,648

		Total Canada	47,338,397

China—3.4%
2,558,800		Datang Intl. Power Generation Co. Ltd.	2,912,331
5,352,800		Industrial & Commercial Bank of China	5,112,529
97,200	[1]	PetroChina Co. Ltd. (ADR)	25,524,720

		Total China	33,549,580

Finland—1.1%
149,115		Fortum Oyj	6,484,023
55,000		Wartsila Oyj, B Shares	4,508,520

		Total Finland	10,992,543

France—3.4%
44,600		Alstom S.A.	10,577,576
170,900		AXA S.A.	7,676,186
98,200		Total S.A.	7,924,348
27,420		Unibail-Rodamco	6,847,881

		Total France	33,025,991

Germany—5.6%
50,600		E.ON AG	9,892,282
93,300		Fresenius Medical Care AG & Co. KGaA	4,938,931
96,000		Hannover Rueckversicherung AG	5,067,346
63,400		K+S AG	13,291,519
57,900		Linde AG	7,336,857
49,000		RWE AG	6,693,836
52,400		Siemens AG	7,105,225

		Total Germany	54,325,996

Greece—0.8%
185,850		Piraeus Bank S.A.	7,482,946

Hong Kong—4.2%
591,700		China Mobile Ltd.	12,232,491
4,728,500		China Power Intl. Development Ltd.	2,532,776
899,100		China Resources Power Holdings Co.	3,363,454
377,500		Esprit Holdings Ltd.	6,304,747
743,100		Kerry Properties Ltd.	6,463,649
2,317,000		New World Development Co. Ltd.	8,351,033
1,087,900		Shun Tak Holdings Ltd.	1,717,528

		Total Hong Kong	40,965,678

Ireland—0.2%
93,700		Allied Irish Banks Plc	2,367,021

Israel—0.9%
440,600	[1]	Partner Communications (ADR)	8,455,114

Shares	Description	Value

Italy—3.9%
1,505,000	AEM S.p.A.	$6,347,446
369,700	Credito Emiliano S.p.A.	5,023,663
422,000	Enel S.p.A.	5,059,923
279,200	Eni S.p.A.	10,194,446
528,000	Milano Assicurazioni S.p.A.	4,413,464
782,100	UniCredito Italiano S.p.A.	6,727,941

	Total Italy	37,766,883

Japan—4.7%
103,200	Daito Trust Construction Co. Ltd.	4,784,886
56,400	Fanuc Ltd.	6,182,542
519,100	ITOCHU Corp.	6,559,622
30,200	Nintendo Co. Ltd.	19,179,377
336,000	Sumitomo Corp.	5,854,434
375	Sumitomo Mitsui Financial Group, Inc.	3,071,747

	Total Japan	45,632,608

Luxembourg—0.8%
124,018	Oriflame Cosmetics S.A.	7,512,945

Netherlands—4.2%
60,900	Akzo Nobel N.V.	4,908,454
71,900	InBev N.V.	6,786,418
218,600	ING Groep N.V.	9,880,431
62,600	Nutreco Holding N.V.	4,279,547
193,700	SBM Offshore N.V.	7,474,851
222,220	Unilever N.V.	7,232,764

	Total Netherlands	40,562,465

Norway—2.7%
84,900	Fred Olsen Energy ASA	4,327,631
426,200	Orkla ASA	7,968,364
174,900	StatoilHydro ASA	5,958,237
35,600	Storebrand ASA	510,326
181,000	Yara Intl. ASA	7,054,695

	Total Norway	25,819,253

Philippines—0.9%
126,500	Philippine Long Distance Telephone Co. (ADR)	8,677,900

Singapore—3.3%
2,119,199	CapitaLand Ltd.	11,932,016
461,000	Singapore Airlines Ltd.	6,292,974
2,289,035	Singapore Telecommunications Ltd.	6,509,294
466,538	United Overseas Bank Ltd.	6,998,656

	Total Singapore	31,732,940

South Africa—0.3%
578,600	Truworths Intl. Ltd.	2,923,449

Spain—1.3%
162,700	Gestevision Telecinco S.A.	4,702,302
201,900	Repsol YPF S.A.	7,976,495

	Total Spain	12,678,797

Sweden—2.4%
399,000	Atlas Copco AB	6,706,658
339,200	Nordea Bank AB	6,075,556
244,900	Skanska AB, B Shares	4,869,517
331,500	Svenska Cellulosa AB, B Shares	5,857,292

	Total Sweden	23,509,023

Switzerland—2.6%
34,500	Alcon, Inc.	5,251,245
16,500	Nestle S.A.	7,621,052
25,300	Roche Holding AG	4,321,320
33,600	Syngenta AG	8,127,627

	Total Switzerland	25,321,244

Taiwan—0.7%
650,033	Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	6,922,851

See Notes to Financial Statements.

54	ANNUAL REPORT	OCTOBER 31, 2007

Portfolio of Investments as of October 31, 2007	BlackRock World Investment Trust (BWC) (continued)
(Percentages shown are based on Net Assets)

Shares		Description	Value

United Kingdom—6.6%
449,200		Arriva Plc	$7,861,012
1,490,800		Cobham Plc	6,546,829
180,253		De La Rue Plc	3,081,514
360,500		Diageo Plc	8,271,176
2,000,000		Legal & General Group Plc	5,838,763
330,100		National Express Group Plc	9,078,948
250,000		Scottish & Southern Energy Plc	8,106,957
183,333		Smiths Group Plc	4,312,255
295,800		United Utilities Plc	4,497,243
162,700	[1]	Vodafone Group Plc (ADR)	6,389,229

		Total United Kingdom	63,983,926

United States—36.4%
80,900	[1]	Abbott Laboratories	4,418,758
477,200	[1]	Alaska Communications Systems Group, Inc.	7,764,044
61,800	[1]	AllianceBernstein Holding LP	5,279,574
97,200	[1]	Altria Group, Inc.	7,088,796
122,000	[1]	American Electric Power Co., Inc.	5,881,620
107,000	[1]	Aon Corp.	4,849,240
48,100	[1]	Apple, Inc.	9,136,595
187,100	[1]	Archer Daniels Midland Co.	6,694,438
115,900	[1]	AT&T, Inc.	4,843,461
61,200	[1]	Becton Dickinson & Co.	5,107,752
242,000	[1]	Bristol-Myers Squibb Co.	7,257,580
162,900	[1]	Broadcom Corp.	5,302,395
148,000	[1]	Chevron Corp.	13,543,480
285,900	[1]	Cisco Systems, Inc.	9,451,854
100,700	[1]	Colgate-Palmolive Co.	7,680,389
168,600	[1]	ConocoPhillips	14,324,256
194,500	[1]	CVS Caremark Corp.	8,124,265
56,000	[1]	Diamond Offshore Drilling, Inc.	6,340,880
86,200	[1]	Dominion Resources, Inc.	7,898,506
211,100		Eagle Bulk Shipping, Inc.	7,196,399
145,700	[1]	Exxon Mobil Corp.	13,402,943
219,100	[1]	General Electric Co.	9,018,156
150,000	[1]	General Motors Corp.	5,878,500
10,700	[1]	Google, Inc.	7,564,900
112,400		HJ Heinz Co.	5,258,072
44,700	[1]	Intl. Business Machines Corp.	5,190,564
50,900	[1]	Johnson & Johnson	3,317,153
127,900	[1]	Kellogg Co.	6,751,841
139,700	[1]	Loews Corp. - Carolina Group	11,983,466
173,900	[1]	McDonald’s Corp.	10,381,830
204,400	[1]	Merck & Co., Inc.	11,908,344
91,200		MGM Mirage	8,354,832
371,100	[1]	Microsoft Corp.	13,660,191
104,000		Molson Coors Brewing Co.	5,951,920
105,600		Nike, Inc.	6,997,056
127,300		Occidental Petroleum Corp.	8,790,065
184,400	[1]	Pepco Holdings, Inc.	5,253,556
108,000		PepsiCo, Inc.	7,961,760
107,700		Procter & Gamble Co.	7,487,304
54,500		Public Service Enterprise Group, Inc.	5,210,200
106,400		St. Jude Medical, Inc.	4,333,672
102,200		Starwood Hotels & Resorts Worldwide, Inc.	5,811,092
76,700		Stryker Corp.	5,445,700
61,500	[1]	Sunoco, Inc.	4,526,400
117,800		Textron, Inc.	8,152,938
104,400	[1]	Waters Corp.	8,036,712
211,400	[1]	Yum! Brands, Inc.	8,513,078

		Total United States	353,326,527

		Total Common Stocks (cost $758,630,484)	987,557,094

Shares		Description	Value

Preferred Stock—0.6%
Germany—0.6%
111,900		Henkel KGaA, 1.35%	$5,710,490

		Total Long-Term Investments (cost $763,739,082)	993,267,584

MONEY MARKET FUND—3.4%
33,230,575	[2]	Fidelity Institutional Money Market Prime Portfolio, 4.86% (cost $33,230,575)	33,230,575

Contracts

OUTSTANDING CALL OPTIONS PURCHASED—0.1%
254,000	BAE Systems Plc, strike price 4.50 GBP, expires 11/07/07	255,093
125,000	BAE Systems Plc, strike price 4.50 GBP, expires 11/27/07	134,115
39,500	Bilfinger Berger AG, strike price 65 EUR, expires 11/12/07	38,095
527	Citigroup, Inc., strike price $52.50, expires 11/19/07	1,581
380	Citigroup, Inc., strike price $52.50, expires 12/24/07	2,660
154,000	Credito Emiliano S.p.A., strike price 12 EUR, expires 11/06/07	2
62,000	Danske Bank A/S, strike price 235 DKK, expires 11/12/07	19,322
19,800	Deutsche Bank AG, strike price 110 EUR, expires 11/06/07	—
15,000	Deutsche Bank AG, strike price 110 EUR, expires 11/12/07	2
70,000	Host Hotels & Resorts, Inc., strike price $25, expires 11/02/07	14
360	Motorola, Inc., strike price $20, expires 11/19/07	2,340
195	Nippon Commercial Investment Corp., strike price 654,700 JPY, expires 11/20/07	1,307
362,000	Storebrand ASA, strike price 90 NOK, expires 11/06/07	1,842
55,000	UBS AG, strike price 82 CHF, expires 11/06/07	1
190,700	United Utilities Plc, strike price 8 GBP, expires 11/06/07	4
20,000	Zimmer Holdings, Inc., strike price $90, expires 11/16/07	4

	Total Outstanding Call Options Purchased (cost $505,931)	456,382

	Total investments before outstanding options written (cost $797,475,5883)	1,026,954,541

OUTSTANDING OPTIONS WRITTEN—(6.0)%
OUTSTANDING CALL OPTIONS WRITTEN—(6.0)%
(345)	Abbott Laboratories, strike price $58, expires 11/02/07	—
(100)	Abbott Laboratories, strike price $60, expires 11/19/07	(750)
(260)	Accenture Ltd., Class A, strike price $40, expires 11/19/07	(17,550)
(430)	Accenture Ltd., Class A, strike price $45, expires 11/19/07	(3,225)
(1,150,000)	AEM S.p.A., strike price 2.87 EUR, expires 11/07/07	(90,121)
(85)	Akzo Nobel N.V., strike price 61 EUR, expires 12/21/07	(6,156)
(25,000)	Akzo Nobel N.V., strike price 65.51 EUR, expires 11/06/07	—
(155,000)	Alaska Communications Systems Group, Inc., strike price $16.49, expires 11/16/07	(66,108)
(955)	Alaska Communications Systems Group, Inc., strike price $16.50, expires 12/28/07	(84,938)
(131,200)	Alaska Communications Systems Group, Inc., strike price $16.70, expires 11/02/07	(6,166)
(495)	Alcon, Inc., strike price $65, expires 11/19/07	(596,475)
(133)	Alcon, Inc., strike price $140, expires 11/19/07	(174,230)
(44)	Alcon, Inc., strike price $145, expires 11/19/07	(37,620)

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2007	55

Portfolio of Investments as of October 31, 2007	BlackRock World Investment Trust (BWC) (continued) (Percentages shown are based on Net Assets)

Contracts	Description	Value

OUTSTANDING CALL OPTIONS WRITTEN—(cont’d)
(360)	AllianceBernstein Holding LP, strike price $95, expires 01/21/08	$(36,900)
(93,700)	Allied Irish Banks Plc, strike price 20.71 EUR, expires 11/06/07	(41)
(9,500)	Alstom S.A., strike price 121.43 EUR, expires 11/07/07	(571,668)
(17,200)	Alstom S.A., strike price 133.80 EUR, expires 11/28/07	(739,509)
(29,600)	Altria Group, Inc., strike price $72.50, expires 11/05/07	(18,601)
(280)	Altria Group, Inc., strike price $73, expires 11/23/07	(34,922)
(625)	American Electric Power Co, Inc., strike price $47.50, expires 11/19/07	(73,438)
(58,800)	Aon Corp., strike price $43.52, expires 11/16/07	(132,412)
(144)	Apple, Inc., strike price $130, expires 01/21/08	(884,520)
(12,100)	Apple, Inc., strike price $146.06, expires 11/16/07	(534,879)
(9,600)	Apple, Inc., strike price $160, expires 11/05/07	(287,929)
(615)	Archer Daniels Midland Co., strike price $39.50, expires 11/02/07	(1)
(415)	Archer Daniels Midland Co., strike price $40, expires 12/24/07	(16,600)
(360,000)	Arriva Plc, strike price 7.63 GBP, expires 11/07/07	(565,380)
(270)	AT&T, Inc., strike price $41.25, expires 11/09/07	(27,359)
(72,000)	AT&T, Inc., strike price $41.50, expires 11/16/07	(79,481)
(169,000)	Atlas Copco AB, strike price 114 SEK, expires 11/06/07	(6,455)
(125,000)	Atlas Copco AB, strike price 117.33 SEK, expires 11/06/07	(1,324)
(105,000)	Atlas Copco AB, strike price 118.25 SEK, expires 11/28/07	(19,491)
(130)	AXA S.A., strike price 33.35 EUR, expires 12/21/07	(8,474)
(25,000)	AXA S.A., strike price 34 EUR, expires 11/27/07	(11,353)
(34,000)	AXA S.A., strike price 34.83 EUR, expires 11/06/07	(163)
(21,800)	AXA S.A., strike price 35 EUR, expires 11/12/07	(947)
(43,000)	BAE Systems Plc, strike price 4.53 GBP, expires 11/07/07	(40,521)
(211,000)	BAE Systems Plc, strike price 4.55 GBP, expires 11/07/07	(190,147)
(125,000)	BAE Systems Plc, strike price 4.60 GBP, expires 11/27/07	(111,607)
(420)	Barrick Gold Corp., strike price 48 CAD, expires 01/21/08	(41,793)
(41,500)	Becton Dickinson & Co., strike price $77.84, expires 11/16/07	(243,721)
(26,000)	Bilfinger Berger AG, strike price $74.37, expires 11/01/07	—
(13,500)	Bilfinger Berger AG, strike price 66.50 EUR, expires 11/12/07	(7,681)
(121,000)	Bristol-Myers Squibb Co., strike price $33.43, expires 11/16/07	(690)
(315)	Broadcom Corp., strike price $37.50, expires 11/19/07	(2,362)
(500)	Broadcom Corp., strike price $37.50, expires 01/21/08	(40,000)
(170)	Canadian Imperial Bank of Commerce, strike price 100 CAD, expires 01/21/08	(91,330)
(170)	Canadian Imperial Bank of Commerce, strike price 105 CAD, expires 01/21/08	(42,291)
(840,000)	CapitaLand Ltd., strike price 8.36 SGD, expires 11/07/07	(22,933)
(323,000)	CapitaLand Ltd., strike price 8.40 SGD, expires 11/20/07	(24,513)
(500)	Chevron Corp., strike price $83, expires 11/05/07	(425,955)
(610)	Chevron Corp., strike price $86.75, expires 11/02/07	(290,677)
(295,000)	China Mobile Ltd., strike price 90.34 HKD, expires 11/08/07	(2,539,324)

Contracts	Description	Value

OUTSTANDING CALL OPTIONS WRITTEN—(cont’d)
(2,600,000)	China Power Intl. Development Ltd., strike price 4.12 HKD, expires 11/20/07	$(55,689)
(490,000)	China Resources Power Holdings Co., strike price 22.26 HKD, expires 11/20/07	(411,770)
(500)	Cisco Systems, Inc., strike price $30, expires 12/14/07	(180,570)
(40,000)	Cisco Systems, Inc., strike price $30.16, expires 11/16/07	(122,228)
(670)	Cisco Systems, Inc., strike price $35, expires 01/21/08	(81,405)
(380)	Citigroup, Inc., strike price $55, expires 12/24/07	(1,140)
(26,700)	Citigroup, Inc., strike price $55.25, expires 11/16/07	(3)
(26,000)	Citigroup, Inc., strike price $56, expires 11/16/07	—
(149,000)	Cobham Plc, strike price 1.97 GBP, expires 11/30/07	(49,788)
(745,400)	Cobham Plc, strike price 2.21 GBP, expires 11/06/07	(5,735)
(250)	Colgate-Palmolive Co., strike price $70, expires 11/19/07	(161,250)
(250)	Colgate-Palmolive Co., strike price $75, expires 01/21/08	(96,250)
(50,000)	Cia Energetica de Minas Gerais (ADR), strike price $20.02, expires 11/16/07	(94,840)
(96,300)	Cia Energetica de Minas Gerais (ADR), strike price $22.79, expires 11/05/07	(2,427)
(46,000)	ConocoPhillips, strike price $81.63, expires 11/16/07	(197,593)
(46,500)	ConocoPhillips, strike price $82.80, expires 11/05/07	(106,904)
(34,000)	ConocoPhillips, strike price $83, expires 11/02/07	(68,428)
(154,000)	Credito Emiliano S.p.A., strike price 12.43 EUR, expires 11/06/07	(2)
(910)	CVS Caremark Corp., strike price $40, expires 11/19/07	(216,125)
(61,000)	Daito Trust Construction Co. Ltd., strike price 6,375 JPY, Expires 11/20/07	(1,741)
(62,000)	Danske Bank A/S, strike price 237 DKK, expires 11/12/07	(14,374)
(2,160,000)	Datang Intl. Power Generation Co. Ltd., strike price 5.45 HKD, expires 11/08/07	(909,623)
(144,000)	De La Rue Plc, strike price 7.55 GBP, expires 11/12/07	(206,240)
(14,000)	Deutsche Bank AG, strike price 110 EUR, expires 11/06/07	—
(15,000)	Deutsche Bank AG, strike price 112.25 EUR, expires 11/12/07	—
(5,800)	Deutsche Bank AG, strike price 120.13 EUR, expires 11/06/07	—
(216,000)	Diageo Plc, strike price 10.93 GBP, expires 11/07/07	(65,932)
(80)	Diamond Offshore Drilling, Inc., strike price $105, expires 12/24/07	(94,000)
(225)	Diamond Offshore Drilling, Inc., strike price $111.50, expires 11/02/07	(50,461)
(245)	Dominion Resources, Inc., strike price $90, expires 12/24/07	(83,300)
(7,000)	Dominion Resources, Inc., strike price $91.73, expires 11/16/07	(9,303)
(22,000)	Dominion Resources, Inc., strike price $92, expires 11/16/07	(26,422)
(90)	E.ON AG, strike price 125 EUR, expires 11/16/07	(132,846)
(18,500)	E.ON AG, strike price 125.19 EUR, expires 11/07/07	(263,334)
(51,500)	Eagle Bulk Shipping, Inc., strike price $23.34, expires 11/16/07	(553,625)
(17,000)	Eagle Bulk Shipping, Inc., strike price $27, expires 11/16/07	(120,530)
(67,000)	Eagle Bulk Shipping, Inc., strike price $28, expires 11/05/07	(408,030)
(230)	Eagle Bulk Shipping, Inc., strike price $30, expires 12/24/07	(123,050)
(340)	Enel S.p.A., strike price 8.20 EUR, expires 12/21/07	(44,079)
(107,500)	Enel S.p.A., strike price 8.46 EUR, expires 11/07/07	(1,542)
(167,000)	Eni S.p.A., strike price 26.70 EUR, expires 11/06/07	(822)

See Notes to Financial Statements.

56	ANNUAL REPORT	OCTOBER 31, 2007

Portfolio of Investments as of October 31, 2007	BlackRock World Investment Trust (BWC) (continued) (Percentages shown are based on Net Assets)

Contracts	Description	Value

OUTSTANDING CALL OPTIONS WRITTEN—(cont’d)
(150,000)	Esprit Holdings Ltd., strike price 101.47 HKD, expires 11/08/07	$(514,785)
(57,600)	Esprit Holdings Ltd., strike price 106.89 HKD, expires 11/20/07	(158,827)
(682)	Exxon Mobil Corp., strike price $89, expires 11/02/07	(207,819)
(295)	Exxon Mobil Corp., strike price $89, expires 11/12/07	(110,864)
(11,300)	Fanuc Ltd., strike price 12,486.64 JPY, expires 11/20/07	(37,311)
(19,700)	Fanuc Ltd., strike price 13,198.73 JPY, expires 12/11/07	(43,812)
(85,000)	Fortum Oyj, strike price 23.75 EUR, expires 11/12/07	(760,918)
(43,000)	Fred Olsen Energy ASA, strike price 329.66 NOK, expires 11/06/07	—
(51,300)	Fresenius Medical Care AG & Co. KGaA, strike price 37.29 EUR, expires 01/09/08	(84,305)
(55,000)	General Electric Co., strike price $40.25, expires 11/16/07	(70,620)
(55,000)	General Electric Co., strike price $41.34, expires 11/05/07	(8,695)
(495)	General Motors Corp., strike price $35, expires 12/24/07	(256,163)
(330)	General Motors Corp., strike price $37.50, expires 01/21/08	(134,475)
(128,300)	Gerdau S.A. (ADR), strike price $25, expires 11/02/07	(782,822)
(115,000)	Gerdau S.A. (ADR), strike price $25.70, expires 11/16/07	(625,140)
(81,000)	Gestevision Telecinco S.A., strike price 20.80 EUR, expires 11/12/07	(11,369)
(3,600)	Google, Inc., strike price $521.08, expires 11/16/07	(673,302)
(36)	Google, Inc., strike price $550, expires 12/24/07	(579,420)
(50,000)	Hannover Rueckversicherung AG, strike price 36.45 EUR, expires 11/12/07	(41,370)
(56,700)	Henkel KGaA, 1.35%, strike price 39.52 EUR, expires 11/06/07	(1)
(180)	HJ Heinz Co., strike price $47.25, expires 11/02/07	(1,975)
(450)	HJ Heinz Co., strike price $48.75, expires 11/08/07	(2,052)
(70,000)	Host Hotels & Resorts, Inc., strike price $27, expires 11/02/07	(1)
(43,000)	InBev N.V., strike price 60.42 EUR, expires 11/07/07	(298,188)
(1,150,000)	Industrial & Commercial Bank of China, strike price 4.12 HKD, expires 11/08/07	(476,114)
(1,785,000)	Industrial & Commercial Bank of China, strike price 4.47 HKD, expires 11/08/07	(657,319)
(120,000)	ING Groep N.V., strike price 33.01 EUR, expires 11/06/07	(973)
(209)	Intl. Business Machines Corp., strike price $120, expires 11/09/07	(10,159)
(12,600)	Intl. Business Machines Corp., strike price $122, expires 11/02/07	(21)
(276,000)	ITOCHU Corp., strike price 1,459.51 JPY, expires 12/11/07	(218,456)
(280)	Johnson & Johnson, strike price $64.50, expires 11/05/07	(19,947)
(12,000)	K+S AG, strike price 109.01 EUR, expires 11/28/07	(620,550)
(26,000)	K+S AG, strike price 109.10 EUR, expires 11/07/07	(1,327,896)
(408,000)	Kerry Properties Ltd., strike price 59.52 HKD, expires 11/20/07	(419,705)
(300,000)	Legal & General Group Plc, strike price 1.45 GBP, expires 11/12/07	(6,799)
(900,000)	Legal & General Group Plc, strike price 1.57 GBP, expires 11/06/07	(19)

Contracts	Description	Value

OUTSTANDING CALL OPTIONS WRITTEN—(cont’d)
(90)	Linde AG, strike price 90 EUR, expires 11/16/07	$(14,341)
(23,000)	Linde AG, strike price 90.33 EUR, expires 11/06/07	(4,758)
(471,000)	Lion Nathan Ltd., strike price 9.39 AUD, expires 11/08/07	(23,426)
(99,600)	Lion Nathan Ltd., strike price 9.43 AUD, expires 11/07/07	(3,729)
(165)	Loews Corp. – Carolina Group, strike price $80, expires 01/21/08	(126,225)
(250)	Loews Corp. – Carolina Group, strike price $81, expires 11/05/07	(125,685)
(14,000)	Loews Corp. – Carolina Group, strike price $81.25, expires 11/05/07	(63,594)
(215)	Loews Corp. – Carolina Group, strike price $82.50, expires 12/07/07	(102,671)
(17,300)	McDonald’s Corp., strike price $52.25, expires 11/05/07	(129,982)
(870)	McDonald’s Corp., strike price $52.50, expires 12/24/07	(635,100)
(68,000)	Merck & Co., Inc., strike price $53.70, expires 11/16/07	(317,812)
(225)	Merck & Co., Inc., strike price $55, expires 11/05/07	(73,496)
(220)	Merck & Co., Inc., strike price $57.50, expires 01/21/08	(64,900)
(25,000)	MGM Mirage, strike price $90.83, expires 11/16/07	(90,550)
(250)	MGM Mirage, strike price $95, expires 12/24/07	(106,250)
(43,000)	Microsoft Corp., strike price $31.57, expires 11/16/07	(227,375)
(76,650)	Microsoft Corp., strike price $32.03, expires 12/21/07	(383,894)
(870)	Microsoft Corp., strike price $32.63, expires 11/05/07	(364,634)
(213,000)	Milano Assicurazioni S.p.A., strike price 6.20 EUR, expires 11/06/07	(525)
(52,000)	Molson Coors Brewing Co., strike price $47.13, expires 11/05/07	(525,928)
(36,000)	Motorola, Inc., strike price $20, expires 11/16/07	(2,866)
(130,000)	National Express Group Plc, strike price 12.30 GBP, expires 11/07/07	(242,900)
(68,000)	National Express Group Plc, strike price 12.41 GBP, expires 11/12/07	(119,760)
(10,700)	Nestle S.A., strike price 481.25 CHF, expires 11/07/07	(491,919)
(230,200)	New World Development Co. Ltd., strike price 20.31 HKD, expires 11/08/07	(218,318)
(1,160,000)	New World Development Co. Ltd., strike price 20.61 HKD, expires 11/08/07	(1,054,952)
(38,000)	Nike, Inc., strike price $60.25, expires 11/16/07	(235,649)
(250)	Nike, Inc., strike price $61, expires 11/05/07	(131,803)
(8,200)	Nintendo Co. Ltd., strike price 43,832.71 JPY, expires 11/20/07	(1,960,614)
(12,600)	Nintendo Co. Ltd., strike price 63,600 JPY, expires 11/20/07	(951,889)
(195)	Nippon Commercial Investment Corp., strike price 654,707.45 JPY, expires 11/20/07	(1,306)
(101,800)	Nordea Bank AB, strike price 114 SEK, expires 11/12/07	(35,511)
(85,000)	Nordea Bank AB, strike price 115.57 SEK, expires 11/27/07	(36,637)
(27,500)	Nutreco Holding N.V., strike price 51.12 EUR, expires 11/06/07	(203)
(64,000)	Occidental Petroleum Corp., strike price $58.75, expires 11/16/07	(666,099)
(62,000)	Oriflame Cosmetics S.A., strike price 333.69 SEK, expires 11/12/07	(494,456)
(170,000)	Orkla ASA, strike price 107.38 NOK, expires 11/06/07	(4,064)
(85,000)	Orkla ASA, strike price 111.50 NOK, expires 11/28/07	(6,456)
(86,000)	Orkla ASA, strike price 116 NOK, expires 11/06/07	(18)

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2007	57

Portfolio of Investments as of October 31, 2007	BlackRock World Investment Trust (BWC) (continued)
(Percentages shown are based on Net Assets)

Contracts	Description	Value

OUTSTANDING CALL OPTIONS WRITTEN—(cont’d)
(153,000)	Partner Communications (ADR), strike price $18, expires 12/21/07	$(244,540)
(67,700)	Partner Communications (ADR), strike price $18.19, expires 11/16/07	(89,587)
(650)	Pepco Holdings, Inc., strike price $30, expires 11/19/07	(13,000)
(36,000)	Pepco Holdings, Inc., strike price $30.50, expires 11/16/07	(4,777)
(21,500)	PepsiCo, Inc., strike price $67.44, expires 11/16/07	(136,869)
(430)	PepsiCo, Inc., strike price $70, expires 11/19/07	(172,000)
(32,000)	PetroChina Co. Ltd. (ADR), strike price $148.34, expires 11/16/07	(3,658,243)
(200)	PetroChina Co. Ltd. (ADR), strike price $150, expires 11/02/07	(2,252,080)
(215)	PetroChina Co. Ltd. (ADR), strike price $160, expires 12/24/07	(2,234,925)
(237)	PetroChina Co. Ltd. (ADR), strike price $200, expires 11/19/07	(1,499,025)
(30,000)	Petroleo Brasileiro S.A. (ADR), strike price $55, expires 11/05/07	(1,219,014)
(34,000)	Petroleo Brasileiro S.A. (ADR), strike price $61.61, expires 11/16/07	(1,158,234)
(23,000)	Petroleo Brasileiro S.A. (ADR), strike price $67.70, expires 11/02/07	(642,473)
(25,700)	Philippine Long Distance Telephone Co. (ADR), strike price $56.20, expires 11/05/07	(318,665)
(43,000)	Philippine Long Distance Telephone Co. (ADR), strike price $57.61, expires 12/03/07	(526,366)
(36,000)	Piraeus Bank S.A., strike price 26.75 EUR, expires 11/30/07	(76,751)
(79,242)	Piraeus Bank S.A., strike price 27.80 EUR, expires 11/07/07	(4,063)
(645)	Potash Corp. of Saskatchewan, strike price $100, expires 12/24/07	(1,622,175)
(36,000)	Potash Corp. of Saskatchewan, strike price $70, expires 11/05/07	(1,902,107)
(28,500)	Potash Corp. of Saskatchewan, strike price $80.67, expires 11/16/07	(1,205,644)
(360)	Procter & Gamble Co., strike price $64, expires 11/05/07	(199,055)
(24,000)	Procter & Gamble Co., strike price $65.28, expires 11/16/07	(106,274)
(70)	Public Service Enterprise Group, Inc., strike price $90.25, expires 11/05/07	(37,533)
(195)	Public Service Enterprise Group, Inc., strike price $94, expires 11/05/07	(34,745)
(32,000)	QBE Insurance Group Ltd., strike price 31.25 AUD, expires 11/20/07	(45,232)
(145,000)	QBE Insurance Group Ltd., strike price 32.56 AUD, expires 11/08/07	(77,048)
(91,000)	Repsol YPF S.A., strike price 27.76 EUR, expires 11/06/07	(21,658)
(60,400)	Repsol YPF S.A., strike price 28.39 EUR, expires 11/01/07	(9)
(20,000)	Roche Holding AG, strike price 236.67 CHF, expires 11/06/07	—
(16,000)	RWE AG, strike price 84 EUR, expires 11/07/07	(237,389)
(11,000)	RWE AG, strike price 85.73 EUR, expires 11/27/07	(139,546)
(68,000)	SBM Offshore N.V., strike price 28.14 EUR, expires 11/07/07	(2,847)
(38,000)	SBM Offshore N.V., strike price 30.32 EUR, expires 11/28/07	(2,499)
(50,000)	Scottish & Southern Energy Plc, strike price 14.91 GBP, expires 11/30/07	(90,543)
(100,000)	Scottish & Southern Energy Plc, strike price 15.49 GBP, expires 11/02/07	(55,413)

Contracts	Description	Value

OUTSTANDING CALL OPTIONS WRITTEN—(cont’d)
(327,000)	Shun Tak Holdings Ltd., strike price 13.75 HKD, expires 11/07/07	$(447)
(26,000)	Siemens AG, strike price 103 EUR, expires 11/27/07	(17,709)
(230,500)	Singapore Airlines Ltd., strike price 20.20 SGD, expires 12/11/07	(84,502)
(1,030,000)	Singapore Telecommunications Ltd., strike price 3.55 SGD, expires 11/08/07	(377,315)
(147,000)	Skanska AB, B Shares, strike price 160 SEK, expires 11/06/07	—
(100,000)	Smiths Group Plc, strike price 10.47 GBP, expires 11/12/07	(172,021)
(2,034,000)	SP AusNet, strike price 1.47 AUD, expires 11/08/07	(19)
(411,800)	SP AusNet, strike price 1.52 AUD, expires 11/08/07	(4)
(197,000)	St. George Bank Ltd., strike price 36.60 AUD, expires 11/08/07	(54,661)
(58,000)	St. Jude Medical, Inc., strike price $45.30, expires 11/16/07	(7,070)
(190)	Starwood Hotels & Resorts Worldwide, Inc., strike price $70, expires 11/19/07	(2,375)
(370)	Starwood Hotels & Resorts Worldwide, Inc., strike price $75, expires 11/19/07	(2,775)
(96,200)	StatoilHydro ASA, strike price 192.30 NOK, expires 01/09/08	(106,367)
(362,000)	Storebrand ASA, strike price 94.81 NOK, expires 11/06/07	(148)
(110)	Stryker Corp., strike price $70, expires 12/24/07	(36,300)
(310)	Stryker Corp., strike price $75, expires 12/24/07	(32,550)
(184,800)	Sumitomo Corp., strike price 2,065.15 JPY, expires 12/11/07	(122,662)
(375)	Sumitomo Mitsui Financial Group, Inc., strike price 1,058,136.59 JPY, expires 11/20/07	(22,192)
(310)	Sunoco, Inc., strike price $80, expires 11/19/07	(18,600)
(110,000)	Svenska Cellulosa AB, B Shares, strike price 118.44 SEK, expires 11/06/07	(790)
(87,000)	Svenska Cellulosa AB, B Shares, strike price 123 SEK, expires 11/28/07	(3,703)
(13,400)	Syngenta AG, strike price 232.75 CHF, expires 11/08/07	(527,019)
(500)	Syngenta AG, strike price 240 CHF, expires 11/16/07	(163,091)
(195,000)	Taiwan Semiconductor Manufacturing Co. Ltd. (ADR), strike price $11, expires 11/16/07	(43,075)
(975)	Taiwan Semiconductor Manufacturing Co. Ltd. (ADR), strike price $12, expires 11/09/07	(868)
(270)	Teck Cominco Ltd., Class B, strike price 48 CAD, expires 11/19/07	(27,439)
(63,000)	Teck Cominco Ltd., Class B, strike price 53.25 CAD, expires 11/16/07	(8,423)
(260)	TELUS Corp., strike price 62 CAD, expires 11/19/07	(3,440)
(65,000)	TELUS Corp., strike price 66 CAD, expires 11/16/07	(6,427)
(180)	Textron, Inc., strike price $55, expires 12/24/07	(262,800)
(38,000)	Textron, Inc., strike price $56.50, expires 11/16/07	(486,149)
(49,000)	Total S.A., strike price 57.22 EUR, expires 11/06/07	(10,249)
(24,600)	Total S.A., strike price 57.70 EUR, expires 11/01/07	(7)
(178,000)	Truworths Intl. Ltd., strike price 36.99 ZAR, expires 11/06/07	(3)
(104,000)	Truworths Intl. Ltd., strike price 41.76 ZAR, expires 11/06/07	—
(55,000)	UBS AG, strike price 83.46 CHF, expires 11/06/07	—
(16,452)	Unibail-Rodamco, strike price 210.61 EUR, expires 11/27/07	(894)
(391,000)	UniCredito Italiano S.p.A., strike price 6.42 EUR, expires 11/12/07	(2,492)
(111,000)	Unilever N.V., strike price 23.31 EUR, expires 11/12/07	(12,847)
(334,082)	United Overseas Bank Ltd., strike price 22.71 SGD, expires 11/07/07	(16,302)

See Notes to Financial Statements.

58	ANNUAL REPORT	OCTOBER 31, 2007

Portfolio of Investments as of October 31, 2007	BlackRock World Investment Trust (BWC) (concluded)
(Percentages shown are based on Net Assets)

Contracts	Description	Value

OUTSTANDING CALL OPTIONS WRITTEN—(cont’d)
(33,710)	United Overseas Bank Ltd., strike price 23.68 SGD, expires 11/20/07	$(2,847)
(104,700)	United Utilities Plc, strike price 6.89 GBP, expires 11/30/07	(100,405)
(190,700)	United Utilities Plc, strike price 6.90 GBP, expires 11/07/07	(157,618)
(190,700)	United Utilities Plc, strike price 8.04 GBP, expires 11/06/07	(4)
(445)	Vodafone Group Plc (ADR), strike price $29.625, expires 11/05/07	(429,203)
(18,000)	Vodafone Group Plc (ADR), strike price $33, expires 11/16/07	(112,972)
(240)	Vodafone Group Plc (ADR), strike price $35, expires 11/19/07	(108,000)
(53,200)	Wartsila Oyj, B Shares, strike price 51.60 EUR, expires 11/28/07	(452,264)
(100,000)	Yara Intl. ASA, strike price 185.45 NOK, expires 12/12/07	(461,262)
(630)	Yum! Brands, Inc., strike price $34, expires 11/05/07	(395,375)
(43,000)	Yum! Brands, Inc., strike price $35.01, expires 11/16/07	(228,579)
(20,000)	Zimmer Holdings, Inc., strike price $90.50, expires 11/16/07	(4)

	Total Outstanding Call Options Written (premium received $(25,789,594))	(58,527,216)

OUTSTANDING PUT OPTION WRITTEN—0.0%
(1,800)	Motorola, Inc., strike price $18, expires 11/19/07 (premium received $(47,699))	(27,900)

	Total Outstanding Options Written (premium received $(25,837,293))	(58,555,116)

Total investments net of outstanding options written—99.8%		$968,399,425
Other assets in excess of liabilities—0.2%		2,421,283

Net Assets—100.0%		$970,820,708

[1]	Security, or a portion thereof, pledged as collateral for outstanding options written.
[2]	Represents current yield as of October 31, 2007.
[3]

Cost for federal income tax purposes is $800,885,969. The net unrealized appreciation on a tax basis is $226,068,572, consisting of $231,619,286 gross unrealized appreciation and $5,550,714 gross unrealized depreciation.

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2007	59

Statements of Assets and Liabilities

October 31, 2007	BlackRock Dividend Achievers™ Trust (BDV)	BlackRock Enhanced Dividend Achievers™ Trust (BDJ)	BlackRock Strategic Dividend Achievers™ Trust (BDT)	BlackRock EcoSolutions Investment Trust (BQR)	BlackRock Global Energy and Resources Trust (BGR)

Assets

Investments at value, unaffiliated[1,2]	$843,784,452	$997,635,017	$409,720,986	$246,017,574	$1,111,807,967
Investments at value, in affiliated securities[3]	—	7,125,000	—	—	44,287,750
Investments in affiliates	70,917	33,055	47,135	—	46,181
Cash	—	2,001	—	18	2,249
Foreign currency at value[4]	—	—	—	—	9,918,855
Receivable for investments sold	—	115,193	—	1,998,630	296,640
Unrealized appreciation on swap contracts	—	—	—	—	15,831,971
Variation margin receivable	—	—	—	—	—
Unrealized gain on forward currency contracts	—	—	—	297	—
Dividend and interest receivable	2,005,123	2,238,562	642,306	180,682	2,621,472
Other assets	—	—	—	1,115	181,790

	845,860,492	1,007,148,828	410,410,427	248,198,316	1,184,994,875

Liabilities

Collateral on securities loaned, at value	—	7,125,000	—	—	44,287,750
Payable to custodian	—	—	—	—	—
Dividends payable	—	1,025,260	—	—	—
Payable for investments purchased	—	—	—	2,887,108	38,000
Outstanding options written at value[5]	—	13,424,287	—	4,636,890	19,810,939
Foreign currency at value	—	—	—	1,203,886	—
Investment advisory fee payable	474,537	851,625	264,014	232,408	1,090,739
Deferred Trustees’ fees	70,917	33,055	47,135	—	46,181
Licensing fee payable	290,501	338,913	141,549	—	—
Payable to affiliates	28,595	21,215	17,754	—	32,768
Other accrued expenses	363,410	567,258	293,734	507,215	378,487

	1,227,960	23,386,613	764,186	9,467,507	65,684,864

Net Assets	$844,632,532	$983,762,215	$409,646,241	$238,730,809	$1,119,310,011

Composition of Net Assets
Par value ($0.001)	$54,518	$69,778	$26,908	$11,757	$29,766
Paid-in capital in excess of par	740,831,031	998,186,688	373,293,893	224,076,255	709,335,050
Undistributed (distributions in excess) of net investment income	1,189,535	12,796,179	1,261,732	27,998	1,661,984
Accumulated net realized gain (loss)	(26)	(9,820,860)	(2)	55,145	46,030,900
Net unrealized appreciation (depreciation)	102,557,474	(17,469,570)	35,063,710	14,559,654	362,252,311

Net Assets, October 31, 2007	$844,632,532	$983,762,215	$409,646,241	$238,730,809	$1,119,310,011

Net asset value per share[6]	$15.49	$14.10	$15.22	$20.31	$37.60

[1] Investments at cost, unaffiliated	$741,226,978	$1,015,549,536	$374,657,276	$230,089,484	$760,023,538
[2] Securities on loan, at value	$—	$7,061,500	$—	$—	$44,509,666
[3] Investments at cost, affiliated	$—	$7,125,000	$—	$—	$44,287,750
[4] Foreign currency at cost	$—	$—	$—	$(1,200,415)	$9,827,849
[5] Premiums received	$—	$13,869,236	$—	$3,256,825	$14,336,218
[6] Shares outstanding	54,518,315	69,778,138	26,908,028	11,756,964	29,766,217

See Notes to Financial Statements.

60	ANNUAL REPORT	OCTOBER 31, 2007

October 31, 2007	BlackRock Global Equity Income Trust (BFD)	BlackRock Global Opportunities Equity Trust (BOE)	BlackRock Health Sciences Trust (BME)	BlackRock International Growth and Income Trust (BGY)	BlackRock Real Asset Equity Trust (BCF)	BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY)	BlackRock World Investment Trust (BWC)

Assets

Investments at value, unaffiliated[1,2]	$861,676,604	$409,233,491	$232,952,256	$2,127,234,135	$1,207,076,456	$125,950,905	$1,026,954,541
Investments at value, in affiliated securities[3]	—	—	3,175,600	—	—	—	—
Investments in affiliates	—	26,156	13,873	—	15,258	11,431	21,508
Cash	635,093	—	3,992	26,094	—	—	171
Foreign currency at value[4]	25,631,056	970,875	47,696	68,963,671	1,346,431	1,049,629	2,057,842
Receivable for investments sold	690,587	4,341,384	186,885	29,205,434	1,324,588	1,253,963	10,899,200
Unrealized appreciation on swap contracts	—	—	354,737	—	—	—	—
Variation margin receivable	296,283	—	—	—	—	—	—
Unrealized gain on forward currency contracts	—	—	—	—	723	—	—
Dividend and interest receivable	1,653,797	687,704	170,664	3,291,461	2,152,706	238,816	1,487,297
Other assets	—	—	—	—	191,303	—	—

	890,583,420	415,259,610	236,905,703	2,228,720,795	1,212,107,465	128,504,744	1,041,420,559

Liabilities

Collateral on securities loaned, at value	—	—	3,175,600	—	—	—	—
Payable to custodian	—	—	—	—	46,330	—	—
Dividends payable	—	—	—	4,275,821	899,143	—	180,562
Payable for investments purchased	415,509	4,227,864	509,067	22,582,566	2,011,965	1,344,139	10,577,518
Outstanding options written at value[5]	4,834,907	20,675,595	2,607,788	61,083,373	28,547,487	—	58,555,116
Foreign currency at value	—	—	—	—	—	—	—
Investment advisory fee payable	738,914	321,055	192,567	1,767,450	1,147,819	79,268	801,799
Deferred Trustees’ fees	—	26,156	13,873	—	15,258	11,431	21,508
Licensing fee payable	—	—	—	1,305	—	222,335	—
Payable to affiliates	12,890	11,731	2,081	10,520	11,938	4,719	3,880
Other accrued expenses	371,574	255,923	124,575	476,897	340,615	137,032	459,468

	6,373,794	25,518,324	6,625,551	90,197,932	33,020,555	1,798,924	70,599,851

Net Assets	$884,209,626	$389,741,286	$230,280,152	$2,138,522,863	$1,179,086,910	$126,705,820	$970,820,708

Composition of Net Assets
Par value ($0.001)	$44,995	$12,534	$7,592	$106,306	$56,708	$6,033	$52,075
Paid-in capital in excess of par	831,430,336	299,105,417	181,149,149	2,028,892,309	811,015,946	85,706,674	745,055,617
Undistributed (distributions in excess) of net investment income	(50,772)	2,167,026	196,606	4,673,349	(15,981)	259,359	872,508
Accumulated net realized gain (loss)	(915,145)	5,615,015	6,021,123	(3,625,710)	16,795,781	(212,891)	27,998,361
Net unrealized appreciation (depreciation)	53,700,212	82,841,294	42,905,682	108,476,609	351,234,456	40,946,645	196,842,147

Net Assets, October 31, 2007	$884,209,626	$389,741,286	$230,280,152	$2,138,522,863	$1,179,086,910	$126,705,820	$970,820,708

Net asset value per share[6]	$19.65	$31.09	$30.33	$20.12	$20.79	$21.00	$18.64

[1] Investments at cost, unaffiliated	$810,452,496	$317,423,691	$191,260,301	$1,994,352,104	$845,742,028	$85,032,785	$797,475,588
[2] Securities on loan, at value	$—	$—	$3,097,432	$—	$—	$—	$—
[3] Investments at cost, affiliated	$—	$—	$3,175,600	$—	$—	$—	$—
[4] Foreign currency at cost	$24,517,342	$958,297	$47,255	$68,530,649	$1,271,711	$1,024,897	$2,030,559
[5] Premiums received	$5,435,857	$11,668,097	$3,464,504	$36,325,040	$18,352,166	$—	$25,837,293
[6] Shares outstanding	44,995,192	12,534,166	7,591,500	106,306,178	56,708,028	6,033,028	52,074,804

ANNUAL REPORT	OCTOBER 31, 2007	61

Statements of Operations

For the period ended October 31, 2007	BlackRock Dividend Achievers™ Trust (BDV)	BlackRock Enhanced Dividend Achievers™ Trust (BDJ)	BlackRock Strategic Dividend Achievers™ Trust (BDT)	BlackRock EcoSolutions Investment Trust (BQR)[1]	BlackRock Global Energy and Resources Trust (BGR)

Investment Income

Dividend income	$32,096,046	$38,244,791	$15,872,741	$116,607	$25,700,600
Interest income	367,505	2,264,094	339,066	459,360	2,450,805
Income from affiliates	7,768	2,393	4,480	—	4,179
Securities lending income	—	8,180	—	—	5,840
Foreign taxes withheld	(1,600)	—	(14,160)	(13,713)	(1,759,249)

Total investment income	32,469,719	40,519,458	16,202,127	562,254	26,402,175

Expenses

Investment advisory	5,711,444	10,289,478	3,287,303	254,510	11,471,809
Transfer agent	24,439	26,128	20,385	1,397	21,607
Custodian	128,935	185,124	84,120	9,531	202,568
Reports to shareholders	165,424	177,038	88,114	22,738	147,164
Trustees	53,741	56,530	40,452	1,491	53,494
Registration	20,450	23,092	9,593	885	11,021
Independent accountants	48,595	56,862	45,155	48,100	51,993
Legal	80,541	84,490	55,691	2,381	80,447
Officers’ fees	21,048	24,530	10,290	—	23,891
Insurance	52,760	84,084	26,649	274	48,794
Deferred Trustees’ fees	7,768	2,393	4,480	—	4,179
Organization	—	—	—	18,000	—
License fee	878,684	1,028,948	438,307	—	—
Miscellaneous	46,501	50,194	34,583	2,234	51,613

Total expenses	7,240,330	12,088,891	4,145,122	361,541	12,168,580

Less fees waived by the Advisor	—	—	—	—	(1,911,968)
Less fees paid indirectly	(20)	(6,473)	(66)	(4,582)	(1,249)

Net expenses	7,240,310	12,082,418	4,145,056	356,959	10,255,363

Net investment income	25,229,409	28,437,040	12,057,071	205,295	16,146,812

Realized and Unrealized Gain (Loss)

Net realized gain (loss) from:
Investments	20,019,931	29,290,925	9,048,370	49,813	65,604,974
Foreign currency	—	—	—	(195,297)	254,647
Futures	—	—	—	—	—
Options written	—	30,495,841	—	5,332	(8,310,301)

	20,019,931	59,786,766	9,048,370	(140,152)	57,549,320

Net change in unrealized appreciation/depreciation on:
Investments	(21,252,973)	(58,607,935)	(21,179,657)	15,928,090	209,672,008
Foreign currency	—	—	—	11,629	103,566
Futures	—	—	—	—	—
Options written	—	923,926	—	(1,380,065)	(8,448,100)
Swaps	—	—	—	—	15,831,971

	(21,252,973)	(57,684,009)	(21,179,657)	14,559,654	217,159,445

Net gain (loss)	(1,233,042)	2,102,757	(12,131,287)	14,419,502	274,708,765

Net Increase (Decrease) in Net Assets Resulting from Operations	$23,996,367	$30,539,797	$(74,216)	$14,624,797	$290,855,577

[1]

Commencement of operations for BlackRock EcoSolutions Investment Trust (BQR), BlackRock Global Equity Income Trust (BFD) and BlackRock International Growth and Income Trust (BGY) was September 28, 2007, March 30, 2007 and May 30, 2007, respectively. This information includes the initial investment by BlackRock Funding, Inc. The other Trusts’ statements are for a full year.

See Notes to Financial Statements.

62	ANNUAL REPORT	OCTOBER 31, 2007

For the period ended October 31, 2007	BlackRock Global Equity Income Trust (BFD)[1]	BlackRock Global Opportunities Equity Trust (BOE)	BlackRock Health Sciences Trust (BME)	BlackRock International Growth and Income Trust (BGY)[1]	BlackRock Real Asset Equity Trust (BCF)	BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY)	BlackRock World Investment Trust (BWC)

Investment Income

Dividend income	$15,790,084	$10,884,984	$1,674,744	$22,587,306	$16,968,289	$4,484,252	$24,465,174
Interest income	1,487,738	476,674	1,087,253	2,812,728	7,046,574	43,801	1,521,114
Income from affiliates	—	1,522	890	—	627	1,177	1,393
Securities lending income	—	—	6,107	—	—	—	174
Foreign taxes withheld	(1,133,934)	(740,575)	(33,848)	(1,713,011)	(337,257)	(193,855)	(1,707,807)

Total investment income	16,143,888	10,622,605	2,735,146	23,687,023	23,678,233	4,335,375	24,280,048

Expenses

Investment advisory	5,017,132	3,523,859	2,133,561	8,381,550	11,612,483	892,186	8,890,197
Transfer agent	8,138	20,282	20,256	5,351	14,780	20,399	30,081
Custodian	164,069	262,496	85,437	157,083	317,075	90,818	321,090
Reports to shareholders	120,640	54,354	35,459	213,126	129,435	27,384	156,378
Trustees	32,231	33,375	21,724	35,222	51,372	12,708	70,568
Registration	18,576	10,013	9,225	12,739	27,755	1,322	15,828
Independent accountants	48,129	51,375	43,971	66,981	48,304	41,303	91,338
Legal	35,878	37,171	32,641	2,968	73,415	16,203	167,511
Officers’ fees	20,435	8,654	5,287	47,903	24,556	2,897	21,875
Insurance	51,214	18,670	12,361	28,644	60,725	6,247	49,115
Deferred Trustees’ fees	—	1,522	890	—	627	1,177	1,393
Organization	15,000	—	—	18,000	—	—	—
License fee	—	—	—	—	—	293,758	—
Miscellaneous	19,754	21,549	17,972	18,196	29,945	17,426	52,889

Total expenses	5,551,196	4,043,320	2,418,784	8,987,763	12,390,472	1,423,828	9,868,263

Less fees waived by the Advisor	—	—	—	—	(1,935,414)	—	—
Less fees paid indirectly	(3,285)	(1,310)	(2,202)	(679)	(1,419)	(25)	(3,039)

Net expenses	5,547,911	4,042,010	2,416,582	8,987,084	10,453,639	1,423,803	9,865,224

Net investment income	10,595,977	6,580,595	318,564	14,699,939	13,224,594	2,911,572	14,414,824

Realized and Unrealized Gain (Loss)

Net realized gain (loss) from:
Investments	12,358,002	30,655,780	15,063,942	16,555,169	56,204,132	2,231,002	73,819,657
Foreign currency	1,972,080	103,334	3,103	1,054,739	647,382	11,793	(60,647)
Futures	1,776,709	—	—	—	—	—	—
Options written	(11,335,432)	(3,816,643)	613,758	33,226,381	5,914,878	—	2,075,422

	4,771,359	26,942,471	15,680,803	50,836,289	62,766,392	2,242,795	75,834,432

Net change in unrealized appreciation/depreciation on:
Investments	51,224,108	58,289,209	19,844,570	132,882,031	307,846,330	15,029,363	146,314,884
Foreign currency	1,117,849	(9,428)	2,116	352,911	72,391	26,610	48,238
Futures	757,305	—	—	—	—	—	—
Options written	600,950	(5,638,731)	405,866	(24,758,333)	(9,292,903)	—	(26,342,219)
Swaps	—	—	354,737	—	—	—	—

	53,700,212	52,641,050	20,607,289	108,476,609	298,625,818	15,055,973	120,020,903

Net gain (loss)	58,471,571	79,583,521	36,288,092	159,312,898	361,392,210	17,298,768	195,855,335

Net Increase (Decrease) in Net Assets Resulting from Operations	$69,067,548	$86,164,116	$36,606,656	$174,012,837	$374,616,804	$20,210,340	$210,270,159

ANNUAL REPORT	OCTOBER 31, 2007	63

Statements of Changes in Net Assets
For the periods ended October 31, 2007 and 2006

	BlackRock Dividend Achievers™ Trust (BDV)		BlackRock Enhanced Dividend Achievers™ Trust (BDJ)

Net Increase (Decrease) in Net Assets	2007	2006	2007	2006
Operations:
Net investment income	$25,229,409	$23,566,389	$28,437,040	$27,052,655
Net realized gain (loss)	20,019,931	16,975,443	59,786,766	54,038,012
Net change in unrealized appreciation/depreciation	(21,252,973)	103,536,421	(57,684,009)	63,471,457

Net increase (decrease) in net assets resulting from operations	23,996,367	144,078,253	30,539,797	144,562,124

Dividends and Distributions to Shareholders from:
Net investment income	(24,156,155)	(22,570,718)	(29,664,644)	(10,706,985)
Realized gains	(20,789,577)	(17,516,869)	(55,532,595)	(73,809,323)
Tax return of capital	(4,120,753)	(8,978,900)	—	—

Total distributions	(49,066,485)	(49,066,487)	(85,197,239)	(84,516,308)

Capital Share Transactions:
Net proceeds from the issuance of shares	—	—	—	—
Net proceeds from the underwriters’ over-allotment option exercised	—	—	—	—
Reinvestment of distributions	—	—	5,292,836	4,835,662

Net proceeds from capital share transactions	—	—	5,292,836	4,835,662

Total increase (decrease)	(25,070,118)	95,011,766	(49,364,606)	64,881,478

Net Assets:
Beginning of period	869,702,650	774,690,884	1,033,126,821	968,245,343

End of period	$844,632,532	$869,702,650	$983,762,215	$1,033,126,821

End of period undistributed (distributions in excess of) net investment income	$1,189,535	$885,901	$12,796,179	$15,238,838

	BlackRock Global Opportunities Equity Trust (BOE)		BlackRock Health Sciences Trust (BME)

Net Increase (Decrease) in Net Assets	2007	2006	2007	2006
Operations:
Net investment income (loss)	$6,580,595	$7,702,654	$318,564	$(227,560)
Net realized gain	26,942,471	25,569,877	15,680,803	20,676,079
Net change in unrealized appreciation/depreciation	52,641,050	31,487,087	20,607,289	4,130,694

Net increase in net assets resulting from operations	86,164,116	64,759,618	36,606,656	24,579,213

Dividends and Distributions to Shareholders from:
Net investment income	(4,563,384)	(7,361,682)	(120,119)	—
Realized gains	(26,867,198)	(20,795,839)	(16,711,918)	(14,432,701)
Tax return of capital	—	—	—	—

Total distributions	(31,430,582)	(28,157,521)	(16,832,037)	(14,432,701)

Capital Share Transactions:
Net proceeds from the issuance of shares	—	—	—	—
Net proceeds from the underwriters’ over-allotment option exercised	—	—	—	—
Reinvestment of distributions	3,263,566	947,061	2,354,235	—

Net proceeds from capital share transactions	3,263,566	947,061	2,354,235	—

Total increase	57,997,100	37,549,158	22,128,854	10,146,512

Net Assets:
Beginning of period	331,744,186	294,195,028	208,151,298	198,004,786

End of period	$389,741,286	$331,744,186	$230,280,152	$208,151,298

End of period undistributed (distributions in excess of) net investment income	$2,167,026	$(155,770)	$196,606	$(4,942)

[1]

Commencement of investment operations for BlackRock EcoSolutions Investment Trust (BQR), BlackRock Global Equity Income Trust (BFD), BlackRock International Growth and Income Trust (BGY) and BlackRock Real Asset Equity Trust (BCF) was September 28, 2007, March 30, 2007, May 30, 2007 and September 29, 2006, respectively. This information includes the initial investment by BlackRock Funding, Inc. The other Trusts’ statements are for a full year.

See Notes to Financial Statements.

64	ANNUAL REPORT	OCTOBER 31, 2007

	BlackRock Strategic Dividend Achievers™ Trust (BDT)		BlackRock EcoSolutions Investment Trust (BQR)	BlackRock Global Energy and Resources Trust (BGR)		BlackRock Global Equity Income Trust (BFD)

Net Increase (Decrease) in Net Assets	2007	2006	2007[1]	2007	2006	2007[1]
Operations:
Net investment income	$12,057,071	$10,732,790	$205,295	$16,146,812	$21,964,532	$10,595,977
Net realized gain (loss)	9,048,370	14,048,250	(140,152)	57,549,320	70,119,457	4,771,359
Net change in unrealized appreciation/depreciation	(21,179,657)	26,008,232	14,559,654	217,159,445	38,734,819	53,700,212

Net increase (decrease) in net assets resulting from operations	(74,216)	50,789,272	14,624,797	290,855,577	130,818,808	69,067,548

Dividends and Distributions to Shareholders from:
Net investment income	(10,698,807)	(9,419,016)	—	(20,878,607)	(14,526,650)	(12,557,245)
Realized gains	(10,317,564)	(14,798,212)	—	(33,770,708)	(70,112,103)	(3,791,008)
Tax return of capital	(3,200,857)	—	—	—	—	(26,364,301)

Total distributions	(24,217,228)	(24,217,228)	—	(54,649,315)	(84,638,753)	(42,712,554)

Capital Share Transactions:
Net proceeds from the issuance of shares	—	—	224,106,012	—	—	762,561,051
Net proceeds from the underwriters’ over-allotment option exercised	—	—	—	—	—	93,938,305
Reinvestment of distributions	—	—	—	—	—	1,355,276

Net proceeds from capital share transactions	—	—	224,106,012	—	—	857,854,632

Total increase (decrease)	(24,291,444)	26,572,044	238,730,809	236,206,262	46,180,055	884,209,626

Net Assets:
Beginning of period	433,937,685	407,365,641	—	883,103,749	836,923,694	—

End of period	$409,646,241	$433,937,685	$238,730,809	$1,119,310,011	$883,103,749	$884,209,626

End of period undistributed (distributions in excess of) net investment income	$1,261,732	$1,173,308	$27,998	$1,661,984	$7,804,351	$(50,772)

	BlackRock International Growth and Income Trust (BGY)	BlackRock Real Asset Equity Trust (BCF)		BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY)		BlackRock World Investment Trust (BWC)

Net Increase (Decrease) in Net Assets	2007[1]	2007	2006[1]	2007	2006	2007	2006
Operations:
Net investment income (loss)	$14,699,939	$13,224,594	$1,873,481	$2,911,572	$2,516,366	$14,414,824	$16,529,596
Net realized gain	50,836,289	62,766,392	553,302	2,242,795	1,922,416	75,834,432	77,969,300
Net change in unrealized appreciation/depreciation	108,476,609	298,625,818	52,608,638	15,055,973	17,346,666	120,020,903	71,385,346

Net increase in net assets resulting from operations	174,012,837	374,616,804	55,035,421	20,210,340	21,785,448	210,270,159	165,884,242

Dividends and Distributions to Shareholders from:
Net investment income	(11,099,329)	(16,196,422)	—	(2,627,580)	(2,926,375)	(12,835,490)	(17,424,000)
Realized gains	(53,407,260)	(45,456,547)	—	(2,408,434)	(3,335,638)	(78,213,020)	(47,551,119)
Tax return of capital	—	—	—	(393,713)	—	—	—

Total distributions	(64,506,589)	(61,652,969)	—	(5,429,727)	(6,262,013)	(91,048,510)	(64,975,119)

Capital Share Transactions:
Net proceeds from the issuance of shares	1,880,036,615	—	765,247,654	—	—	—	75,020,025
Net proceeds from the underwriters’ over-allotment option exercised	148,980,000	45,840,000	—	—	—	—	—
Reinvestment of distributions	—	—	—	—	—	1,652,473	1,036,697

Net proceeds from capital share transactions	2,029,016,615	45,840,000	765,247,654	—	—	1,652,473	76,056,722

Total increase (decrease)	2,138,522,863	358,803,835	820,283,075	14,780,613	15,523,435	120,874,122	176,965,845

Net Assets:
Beginning of period	—	820,283,075	—	111,925,207	96,401,772	849,946,586	672,980,741

End of period	$2,138,522,863	$1,179,086,910	$820,283,075	$126,705,820	$111,925,207	$970,820,708	$849,946,586

End of period undistributed (distributions in excess of) net investment income	$4,673,349	$(15,981)	$2,308,465	$259,359	$141,006	$872,508	$(1,781,511)

ANNUAL REPORT	OCTOBER 31, 2007	65

Financial Highlights	BlackRock Dividend AchieversTM Trust (BDV)

				For the Period December 23, 2003[1] through October 31, 2004
	Year Ended October 31,

	2007	2006	2005
Per Share Operating Performance:
Net asset value, beginning of period	$15.95	$14.21	$14.67	$14.33 [2]

Investment operations:
Net investment income	0.45	0.42	0.43	0.37
Net realized and unrealized gain (loss)	(0.01)	2.21	0.01	0.66

Net increase from investment operations	0.44	2.63	0.44	1.03

Dividends and distributions from:
Net investment income	(0.44)	(0.41)	(0.43)	(0.38)
Net realized gains	(0.38)	(0.32)	(0.28)	—
Tax return of capital	(0.08)	(0.16)	(0.19)	(0.29)

Total dividends and distributions	(0.90)	(0.89)	(0.90)	(0.67)

Capital charges with respect to issuance of shares	—	—	—	(0.02)

Net asset value, end of period	$15.49	$15.95	$14.21	$14.67

Market price, end of period	$13.64	$14.86	$12.77	$14.98

Total Investment Returns:[3]
At net asset value	3.15%	19.89%	3.11%	7.28%

At market value	(2.50)%	24.31%	(9.25)%	4.62%

Ratios to Average Net Assets:
Total expenses	0.82%	0.84%	0.84%	0.83%[4]
Net expenses	0.82%	0.84%	0.84%	0.83%[4]
Net investment income	2.87%	2.90%	2.93%	3.00%[4]
Supplemental Data:
Average net assets (000)	$878,684	$812,789	$805,289	$777,731
Portfolio turnover	12%	11%	27%	6%
Net assets, end of period (000)	$844,633	$869,703	$774,691	$800,200

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]

Total investment returns at market price, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[4]	Annualized.

The information in the above Financial Highlights represents the operating performance for a share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s shares.

See Notes to Financial Statements.

66	ANNUAL REPORT	OCTOBER 31, 2007

Financial Highlights	BlackRock Enhanced Dividend AchieversTM Trust (BDJ)

			For the Period August 31, 2005[1] through October 31, 2005
	Year Ended October 31,

	2007	2006
Per Share Operating Performance:
Net asset value, beginning of period	$14.88	$14.01	$14.33 [2]

Investment operations:
Net investment income	0.39	0.37	0.06
Net realized and unrealized gain (loss)	0.06	1.71	(0.26)

Net increase (decrease) from investment operations	0.45	2.08	(0.20)

Dividends and distributions from:
Net investment income	(0.43)	(0.15)	(0.06)
Net realized gains	(0.80)	(1.06)	(0.04)

Total dividends and distributions	(1.23)	(1.21)	(0.10)

Capital charges with respect to issuance of shares	—	—	(0.02)

Net asset value, end of period	$14.10	$14.88	$14.01

Market price, end of period	$12.68	$14.92	$13.79

Total Investment Return[3]
At net asset value	3.21%	15.72%	(1.42)%

At market price	(7.43)%	17.97%	(7.40)%

Ratios to Average Net Assets:
Total expenses	1.17%	1.19%	1.25%[4]
Net expenses	1.17%	1.19%	1.25%[4]
Net investment income	2.76%	2.73%	2.44%[4]

Supplemental Data:
Average net assets (000)	$1,028,948	$989,585	$953,303
Portfolio turnover	91%	138%	5%
Net assets, end of period (000)	$983,762	$1,033,127	$968,245

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]

Total investment returns at market price, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[4]	Annualized.

The information in the above Financial Highlights represents the operating performance for a share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s shares.

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2007	67

Financial Highlights	BlackRock Strategic Dividend AchieversTM Trust (BDT)

				For the Period March 30, 2004[1] through October 31,
	Year Ended October 31,
	2007	2006	2005	2004
Per Share Operating Performance:
Net asset value, beginning of period	$16.13	$15.14	$14.96	$14.33 [2]
Investment operations:
Net investment income	0.40	0.37	0.46	0.18
Net realized and unrealized gain (loss)	(0.41)	1.52	0.62	0.92

Net increase (decrease) from investment operations	(0.01)	1.89	1.08	1.10

Dividends and distributions from:
Net investment income	(0.40)	(0.35)	(0.46)	(0.17)
Net realized gains	(0.38)	(0.55)	(0.42)	—
Tax return of capital	(0.12)	—	(0.02)	(0.28)

Total dividends and distributions	(0.90)	(0.90)	(0.90)	(0.45)

Capital charges with respect to issuance of shares	—	—	—	(0.02)

Net asset value, end of period	$15.22	$16.13	$15.14	$14.96

Market price, end of period	$13.19	$14.53	$13.20	$14.54

Total Investment Return[3]
At net asset value	0.24%	13.65%	7.62%	7.75%

At market price	(3.56)%	17.43%	(3.46)%	0.01%

Ratios to Average Net Assets:
Total expenses	0.95%	0.96%	0.96%	0.99%[4]
Net expenses	0.95%	0.96%	0.96%	0.99%[4]
Net investment income	2.75%	2.57%	3.01%	2.18%[4]

Supplemental Data:
Average net assets (000)	$438,307	$417,199	$410,719	$377,074
Portfolio turnover	18%	18%	24%	1%
Net assets, end of period (000)	$409,646	$433,938	$407,366	$402,570

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]

Total investment returns at market price, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[4]	Annualized.

The information in the above Financial Highlights represents the operating performance for a share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s shares.

See Notes to Financial Statements.

68	ANNUAL REPORT	OCTOBER 31, 2007

Financial Highlights	BlackRock EcoSolutions Investment Trust (BQR)

For the Period September 28, 2007[1] through October 31, 2007
Per Share Operating Performance:
Net asset value, beginning of period	$19.10 [2]

Investment operations:
Net investment income	—
Net realized and unrealized gain	1.25

Net increase from investment operations	1.25

Capital charges with respect to issuance of shares	(0.04)

Net asset value, end of period	$20.31

Market price, end of period	$19.75

Total Investment Return[3]
At net asset value	6.28%

At market price	(1.25)%

Ratios to Average Net Assets:
Total expenses	1.70%[4]
Net expenses	1.68%[4]
Net investment income	0.97%[4]

Supplemental Data:
Average net assets (000)	$227,686
Portfolio turnover	4%
Net assets, end of period (000)	$238,731

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.8975 per share sales charge from the initial offering price of $20.00 per share.
[3]

Total investment returns at market price, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[4]	Annualized.

The information in the above Financial Highlights represents the operating performance for a share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s shares.

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2007	69

Financial Highlights	BlackRock Global Energy and Resources Trust (BGR)

	Year Ended October 31,		For the Period December 29, 2004[1] through October 31,

	2007	2006	2005

Per Share Operating Performance:
Net asset value, beginning of period	$29.67	$28.12	$23.88 [2]

Investment operations:
Net investment income	0.49	0.75	0.56
Net realized and unrealized gain	9.27	3.65	4.85

Net increase from investment operations	9.76	4.40	5.41

Dividends and distributions from:
Net investment income	(0.70)	(0.49)	(0.54)
Net realized gains	(1.13)	(2.36)	(0.59)

Total dividends and distributions	(1.83)	(2.85)	(1.13)

Capital charges with respect to issuance of shares	—	—	(0.04)

Net asset value, end of period	$37.60	$29.67	$28.12

Market price, end of period	$32.14	$26.73	$25.16

Total Investment Return[3]
At net asset value	34.98%	17.30%	22.99%

At market price	28.07%	18.11%	5.10%

Ratios to Average Net Assets:
Total expenses	1.27%	1.28%	1.30%[4]
Net expenses	1.07%	1.08%	1.10%[4]
Net investment income	1.69%	2.47%	2.59%[4]

Supplemental Data:
Average net assets (000)	$955,984	$889,944	$770,023
Portfolio turnover	47%	40%	64%
Net assets, end of period (000)	$1,119,310	$883,104	$836,924

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $1.12 per share sales charge from the initial offering price of $25.00 per share.
[3]

Total investment returns at market price, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[4]	Annualized.

The information in the above Financial Highlights represents the operating performance for a share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s shares.

See Notes to Financial Statements.

70	ANNUAL REPORT	OCTOBER 31, 2007

Financial Highlights	BlackRock Global Equity Income Trust (BFD)

For the Period March 30, 2007[1] through October 31, 2007
Per Share Operating Performance:
Net asset value, beginning of period	$19.10 [2]

Investment operations:
Net investment income	0.28
Net realized and unrealized gain	1.25

Net increase from investment operations	1.53

Dividends and distributions from:
Net investment income	(0.28)
Net realized gains	(0.08)
Tax return of capital	(0.59)

Total dividends and distributions	(0.95)

Capital charges with respect to issuance of shares	(0.03)

Net asset value, end of period	$19.65

Market price, end of period	$17.93

Total Investment Return[3]
At net asset value	8.09%

At market price	(5.81)%

Ratios to Average Net Assets:
Total expenses	1.11%[4]
Net expenses	1.11%[4]
Net investment income	2.11%[4]

Supplemental Data:
Average net assets (000)	$847,802
Portfolio turnover	39%
Net assets, end of period (000)	$884,210

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.8975 per share sales charge from the initial offering price of $20.00 per share.
[3]

Total investment returns at market price, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[4]	Annualized.

The information in the above Financial Highlights represents the operating performance for a share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s shares.

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2007	71

Financial Highlights	BlackRock Global Opportunities Equity Trust (BOE)

			For the Period May 31, 2005[1] through October 31, 2005
	Year Ended October 31,

	2007	2006

Per Share Operating Performance:
Net asset value, beginning of period	$26.72	$23.77	$23.88 [2]

Investment operations:
Net investment income	0.55	0.58	0.37
Net realized and unrealized gain	6.32	4.64	0.13

Net increase from investment operations	6.87	5.22	0.50

Dividends and distributions from:
Net investment income	(0.36)	(0.59)	(0.23)
Net realized gains	(2.14)	(1.68)	(0.33)

Total dividends and distributions	(2.50)	(2.27)	(0.56)

Capital charges with respect to issuance of shares	—	—	(0.05)

Net asset value, end of period	$31.09	$26.72	$23.77

Market price, end of period	$28.76	$27.61	$23.88

Total Investment Return[3]
At net asset value	27.47%	24.48%	0.81%

At market price	14.11%	26.64%	(2.21)%

Ratios to Average Net Assets:
Total expenses	1.15%	1.16%	1.19%[4]
Net expenses	1.15%	1.16%	1.19%[4]
Net investment income	1.87%	2.45%	3.66%[4]

Supplemental Data:
Average net assets (000)	$352,386	$314,884	$294,175
Portfolio turnover	111%	184%	55%
Net assets, end of period (000)	$389,741	$331,744	$294,195

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $1.12 per share sales charge from the initial offering price of $25.00 per share.
[3]

Total investment returns at market price, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[4]	Annualized.

The information in the above Financial Highlights represents the operating performance for a share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s shares.

See Notes to Financial Statements.

72	ANNUAL REPORT	OCTOBER 31, 2007

Financial Highlights	BlackRock Health Sciences Trust (BME)

			For the Period March 31, 2005[1] through October 31, 2005
	Year Ended October 31,

	2007	2006

Per Share Operating Performance:
Net asset value, beginning of period	$27.74	$26.38	$23.88 [2]

Investment operations:
Net investment income (loss)	0.05	— [3]	(0.03)
Net realized and unrealized gain	4.76	3.28	3.34

Net increase from investment operations	4.81	3.28	3.31

Dividends and distributions from:
Net investment income	(0.02)	—	—
Net realized gains	(2.20)	(1.92)	(0.77)

Total dividends and distributions	(2.22)	(1.92)	(0.77)

Capital charges with respect to issuance of shares	—	—	(0.04)

Net asset value, end of period	$30.33	$27.74	$26.38

Market price, end of period	$27.05	$27.32	$25.19

Total Investment Return[4]
At net asset value	18.62%	13.00%	13.88%

At market price	7.42%	16.59%	3.81%

Ratios to Average Net Assets:
Total expenses	1.13%	1.15%	1.18%[5]
Net expenses	1.13%	1.15%	1.18%[5]
Net investment income (loss)	0.15%	(0.11)%	(0.19)%[5]

Supplemental Data:
Average net assets (000)	$213,356	$206,098	$192,836
Portfolio turnover	89%	181%	104%
Net assets, end of period (000)	$230,280	$208,151	$198,005

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $1.12 per share sales charge from the initial offering price of $25.00 per share.
[3]	Amounted to less than $0.01 per common share outstanding.
[4]

Total investment returns at market price, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[5]	Annualized.

The information in the above Financial Highlights represents the operating performance for a share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s shares.

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2007	73

Financial Highlights	BlackRock International Growth and Income Trust (BGY)

For the Period May 30, 2007[1] through October 31, 2007

Per Share Operating Performance:
Net asset value, beginning of period	$19.10 [2]

Investment operations:
Net Investment income	0.14
Net realized and unrealized gain	1.50

Net increase from investment operations	1.64

Dividends and distributions from:
Net investment income	(0.10)
Net realized gains	(0.50)

Total dividends and distributions	(0.60)

Capital charges with respect to issuance of shares	(0.02)

Net asset value, end of period	$20.12

Market price, end of period	$17.76

Total Investment Return[3]
At net asset value	8.93%

At market price	(8.17)%

Ratios to Average Net Assets:
Total expenses	1.07%[4]
Net expenses	1.07%[4]
Net investment income	1.75%[4]

Supplemental Data:
Average net assets (000)	$1,973,720
Portfolio turnover	46%
Net assets, end of period (000)	$2,138,523

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.8975 per share sales charge from the initial offering price of $20.00 per share.
[3]

Total investment returns at market price, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[4]	Annualized.

The information in the above Financial Highlights represents the operating performance for a share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s shares.

See Notes to Financial Statements.

74	ANNUAL REPORT	OCTOBER 31, 2007

Financial Highlights	BlackRock Real Asset Equity Trust (BCF)

	Year Ended October 31, 2007	For the Period September 29, 2006[1] through October 31, 2006
Per Share Operating Performance:
Net asset value, beginning of period	$15.33	$14.33 [2]

Investment operations:
Net investment income	0.20	0.04
Net realized and unrealized gain	6.35	0.98

Net increase from investment operations	6.55	1.02

Dividends and distributions from:
Net investment income	(0.29)	—
Net realized gains	(0.80)	—

Total dividends and distributions	(1.09)	—

Capital charges with respect to issuance of shares	—	(0.02)

Net asset value, end of period	$20.79	$15.33

Market price, end of period	$17.59	$15.00

Total Investment Return[3]
At net asset value	45.34%	6.98%

At market price	25.67%	—%

Ratios to Average Net Assets:
Total expenses	1.21%	1.42%[4]
Net expenses	1.08%	1.22%[4]
Net investment income	1.37%	2.63%[4]

Supplemental Data:
Average net assets (000)	$967,707	$787,768
Portfolio turnover	61%	—%
Net assets, end of period (000)	$1,179,087	$820,283

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]

Total investment returns at market price, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[4]	Annualized.

The information in the above Financial Highlights represents the operating performance for a share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s shares.

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2007	75

Financial Highlights	BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY)

				For the Period May 28, 2004[1] through October 31, 2004
	Year Ended October 31,

	2007	2006	2005
Per Share Operating Performance:
Net asset value, beginning of period	$18.55	$15.98	$15.29	$14.33 [2]

Investment operations:
Net investment income	0.46	0.39	0.56	0.21
Net realized and unrealized gain	2.90	3.22	0.88	0.96

Net increase from investment operations	3.36	3.61	1.44	1.17

Dividends and distributions from:
Net investment income	(0.44)	(0.49)	(0.37)	(0.17)
Net realized gains	(0.40)	(0.55)	(0.38)	—
Tax return of capital	(0.07)	— [3]	—	(0.02)

Total dividends and distributions	(0.91)	(1.04)	(0.75)	(0.19)

Capital charges with respect to issuance of shares	—	—	—	(0.02)

Net asset value, end of period	$21.00	$18.55	$15.98	$15.29

Market price, end of period	$18.07	$16.36	$14.54	$13.80

Total Investment Return[4]
At net asset value	19.10%	24.34%	10.08%	8.13%

At market price	16.20%	20.52%	10.97%	(6.80)%

Ratios to Average Net Assets:
Total expenses	1.20%	1.13%	1.14%	1.23%[5]
Net expenses	1.20%	1.13%	1.14%	1.23%[5]
Net investment income	2.45%	2.45%	3.35%	3.27%[5]

Supplemental Data:
Average net assets (000)	$118,958	$102,587	$96,697	$87,094
Portfolio turnover	12%	10%	38%	4%
Net assets, end of period (000)	$126,706	$111,925	$96,402	$92,243

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]	Amounted to less than $0.01 per common share outstanding.
[4]

Total investment returns at market price, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[5]	Annualized.

The information in the above Financial Highlights represents the operating performance for a share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s shares.

See Notes to Financial Statements.

76	ANNUAL REPORT	OCTOBER 31, 2007

Financial Highlights	BlackRock World Investment Trust (BWC)

			For the Period October 27, 2005[1] through October 31, 2005
	Year Ended October 31,

	2007	2006
Per Share Operating Performance:
Net asset value, beginning of period	$16.35	$14.42	$14.33 [2]

Investment operations:
Net investment income	0.30	0.30	—
Net realized and unrealized gain	3.74	2.88	0.11

Net increase from investment operations	4.04	3.18	0.11

Dividends and distributions from:
Net investment income	(0.25)	(0.34)	—
Net realized gains	(1.50)	(0.91)	—

Total dividends and distributions	(1.75)	(1.25)	—

Capital charges with respect to issuance of shares	—	—	(0.02)

Net asset value, end of period	$18.64	$16.35	$14.42

Market price, end of period	$17.28	$16.59	$15.08

Total Investment Return[3]
At net asset value	26.48%	22.47%	0.80%

At market price	15.56%	18.99%	0.53%

Ratios to Average Net Assets:
Total expenses	1.11%	1.10%	1.23%[4]
Net expenses	1.11%	1.10%	1.23%[4]
Net investment income	1.62%	2.04%	2.59%[4]

Supplemental Data:
Average net assets (000)	$889,020	$808,627	$667,368
Portfolio turnover	110%	153%	—%
Net assets, end of period (000)	$970,821	$849,947	$672,981

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]

Total investment returns at market price, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[4]

The Trust incurred certain expenses that were for a full year, which were not annualized. If these expenses were annualized the total expenses and net investment income ratios would have been 2.39% and 1.44%, respectively.

The information in the above Financial Highlights represents the operating performance for a share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s shares.

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2007	77

Notes to Financial Statements

Note 1. Organization & Accounting Policies

BlackRock Dividend AchieversTM Trust (“Dividend Achievers”), BlackRock Enhanced Dividend AchieversTM Trust (“Enhanced Dividend Achievers”), BlackRock Strategic Dividend AchieversTM Trust (“Strategic Dividend Achievers”), BlackRock EcoSolutions Investment Trust (“EcoSolutions”), BlackRock Global Energy and Resources Trust (“Global Energy and Resources”), BlackRock Global Equity Income Trust (“Global Equity Income”), BlackRock Global Opportunities Equity Trust (“Global Opportunities”), BlackRock Health Sciences Trust (“Health Sciences”), BlackRock International Growth and Income Trust (“International Growth”), BlackRock Real Asset Equity Trust (“Real Asset”), BlackRock S&P Quality Rankings Global Equity Managed Trust (“S&P Quality Rankings”) and BlackRock World Investment Trust (“World Investment”) (collectively, the “Trusts”) are organized as Delaware statutory trusts. All Trusts, except EcoSolutions, Global Energy and Resources, Global Equity Income, Health Sciences, International Growth and Real Asset, are registered as diversified, closed-end management investment companies under the Investment Company Act of 1940, as amended (the “1940 Act”). EcoSolutions, Global Energy and Resources, Global Equity Income, Health Sciences, International Growth and Real Asset are registered as non-diversified, closed-end management investment companies under the 1940 Act.

Real Asset was organized on July 19, 2006, and had no transactions until August 23, 2006, when the Trust sold 8,028 common shares for $115,001 to BlackRock Funding, Inc. Investment operations for Real Asset commenced on September 29, 2006. The Trust incurred organization costs which were deferred from the organization date until the commencement of operations.

Global Equity Income was organized on January 10, 2007, and had no transactions until February 22, 2007, when the Trust sold 6,021 common shares for $115,001 to BlackRock Funding, Inc. Investment operations for Global Equity Income commenced on March 30, 2007. The Trust incurred organization costs which were deferred from the organization date until the commencement of operations.

International Growth was organized on March 13, 2007, and had no transactions until April 18, 2007, when the Trust sold 6,178 common shares for $118,001 to BlackRock Funding, Inc. Investment operations for International Growth commenced on May 30, 2007. The Trust incurred organization costs which were deferred from the organization date until the commencement of operations.

EcoSolutions was organized on June 13, 2007, and had no transactions until July 16, 2007, when the Trust sold 6,964 common shares for $133,012 to BlackRock Funding, Inc. Investment operations for EcoSolutions commenced on September 28, 2007. The Trust incurred organization costs which were deferred from the organization date until the commencement of operations.

The following is a summary of significant accounting policies followed by the Trusts.

Investment Valuation: The Trusts value most of their investments on the basis of current market quotations provided by dealers or pricing services selected under the supervision of each Trust’s Board of Trustees (the “Board”). In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures based on valuation technology commonly employed in the market for such investments. Effective September 5, 2007, exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade and previously were valued at their last sales price as of the close of options trading on applicable exchanges. Over-the-counter (“OTC”) options quotations are provided by dealers or pricing services selected under the supervision of the Board. Considerations utilized by dealers or pricing services in valuing OTC options include, but are not limited to, volatility factors of the underlying security, price movement of the underlying security in relation to the strike price and the time left until expiration of the option. Investments in open-end investment companies are valued at net asset value. Short-term debt investments having a remaining maturity of 60 days or less when purchased and debt investments originally purchased with maturities in excess of 60 days but which currently have maturities of 60 days or less may be valued at amortized cost. Any investments or other assets for which current market quotations are not readily available are valued at their fair value (“Fair Value Assets”) as determined in good faith under procedures established by and under the general supervision and responsibility of the Trust’s Board. The investment advisor and/or sub-advisor will submit its recommendations regarding the valuation and/or valuation methodologies for Fair Value Assets to a valuation committee. The valuation committee may accept, modify or reject any recommendations. The pricing of all Fair Value Assets shall be subsequently reported to the Board.

When determining the price for a Fair Value Asset, the investment advisor and/or sub-advisor shall seek to determine the price that the Trust might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant.

In September 2006, Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. At this time, management is evaluating the implications for FAS 157 and its impact on the Trust’s financial statements, if any, has not been determined.

In addition, in February 2007, Statement of Financial Accounting Standard No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities” (“FAS 159”), was issued and is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at

78	ANNUAL REPORT	OCTOBER 31, 2007

Notes to Financial Statements (continued)

fair value that are not currently required to be measured as fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similiar types of assets and liabilities. At this time, management is evaluating the implications of FAS 159 and its impact on the Trusts’ financial statements, if any, has not been determined.

Investment Transactions and Investment Income: Investment transactions are recorded on the trade date. The cost of investments sold and the related gain or loss is determined by the use of the specific identified method, generally high cost, for both financial reporting and federal income tax purposes. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed. These dividends are recorded as soon as the Trusts are informed of the ex-dividend date. Dividend income on foreign securities is recorded net of any applicable withholding tax.

Forward Currency Contracts: Certain Trusts may enter into forward currency contracts primarily to facilitate settlement of purchases and sales of foreign securities and to help manage the overall exposure to foreign currency. A forward contract is a commitment to purchase or sell a foreign currency at a future date (usually the security transaction settlement date) at a negotiated forward rate. In the event that a security fails to settle within the normal settlement period, the forward currency contract is renegotiated at a new rate. The gain or loss arising from the difference between the settlement value of the original and renegotiated forward contracts is isolated and is included in net realized gains (losses) from foreign currency transactions. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contract.

Forward currency contracts, when used by the Trusts, help to manage the overall exposure to the foreign currency backing some of the investments held by the Trusts. Forward currency contracts are not meant to be used to eliminate all of the exposure to the foreign currency, rather they allow the Trusts to limit their exposure to foreign currency within a narrow band consistent with the objectives of the Trusts.

Foreign Currency Translation: Foreign currency amounts are translated into United States dollars on the following basis:

(i)	market value of investment securities, other assets and liabilities at the current rate of exchange; and

(ii)	purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Trusts do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. The Trusts report forward foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

Net realized and unrealized foreign exchange gains and losses includes realized foreign exchange gains and losses from sales and maturities of foreign portfolio securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of interest and discount recorded on the Trusts’ books and the U.S. dollar equivalent amounts actually received or paid, and changes in unrealized foreign exchange gains and losses in the value of portfolio securities and other assets and liabilities arising as a result of changes in the exchange rate.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin, including unanticipated movements in the value of the foreign currency relative to the U.S. dollar.

Option Writing/Purchasing: When a Trust writes or purchases an option, an amount equal to the premium received or paid by the Trust is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Trust on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or the proceeds from the sale in determining whether a Trust has realized a gain or a loss on investment transactions. A Trust, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying position at the exercise price at any time or a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying position at the exercise price at any time or at a specified time during the option period.

The main risk that is associated with purchasing options is that the option expires without being exercised. In this case, the option expires worthless and the premium paid for the option is considered the loss. The risk associated with writing call options is that a Trust may forgo the opportunity for a profit if the market value of the underlying position increases and the option is exercised. The risk in writing put options is that a Trust may incur a loss if the market value of the underlying position decreases and the option is exercised. In addition, the Trust risks not being able to enter into a closing transaction for the written option as a result of an illiquid market.

Certain Trusts may invest in over-the-counter (“OTC”) options. OTC options differ from exchange-listed options in that they are two-party contracts, with exercise price, premium and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-listed options. The counterparties to these transactions typically will be major international banks, broker-dealers and financial institutions. The

ANNUAL REPORT	OCTOBER 31, 2007	79

Notes to Financial Statements (continued)

Trusts may be required to restrict the sale of securities being used to cover certain written OTC options. The OTC options written by the Trust will not be issued, guaranteed or cleared by the Options Clearing Corporation. In addition, the Trusts’ ability to terminate the OTC options may be more limited than with exchange-traded options. Banks, broker-dealers or other financial institutions participating in such transaction may fail to settle a transaction in accordance with the terms of the option as written. In the event of default or insolvency of the counterparty, the Trusts may be unable to liquidate an OTC option position. The Trusts closely monitor OTC options and do not anticipate non-performance by any counterparty.

Financial Futures Contracts: A financial futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, a Trust records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and a Trust’s basis in the contract.

Financial futures contracts, when used by a Trust, help in maintaining a targeted duration. Financial futures contracts can be sold to effectively shorten an otherwise longer duration portfolio. In the same sense, futures contracts can be purchased to lengthen a portfolio that is shorter than its duration target. Thus, by buying or selling futures contracts, a Trust may attempt to manage the duration of positions so that changes in interest rates do not change the duration of the portfolio unexpectedly.

Securities Lending: The Trusts’ may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Trusts’ and any additional required collateral is delivered to the Trusts’ on the next business day. Where the Trusts’ receive securities as collateral for the loaned securities, it collects a fee from the borrower. The Trusts’ typically receive the income on the loaned securities but does not receive the income on the collateral. Where the Trusts’ receive cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Trusts’ may pay reasonable finder’s, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Trusts’ could experience delays and costs in gaining access to the collateral. The Trusts’ also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

Total Return Swaps: Total return swaps are agreements in which one party commits to pay interest in exchange for a market-linked return. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Trust will receive a payment from or make a payment to the counterparty.

During the term of the swap, changes in the value of the swap are recognized as unrealized gains or losses by “marking-to-market” to reflect the market value of the swap. When the swap is terminated, a Trust will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trust’s basis in the contract, if any.

The Trusts are exposed to credit loss in the event of non-performance by the other party to the swap. However, the Trusts closely monitor swaps and do not anticipate non-performance by any counterparty.

Segregation: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (the “Commission”) require a Trust to segregate assets in connection with certain investments (e.g., call options written), each Trust will, consistent with certain interpretive letters issued by the Commission, designate on its books and records cash or liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated.

Federal Income Taxes: It is each Trust’s intention to continue to be treated as a regulated investment company under the Internal Revenue Code and to distribute sufficient net income and net realized gains, if any, to shareholders. Therefore, no federal income tax provisions have been recorded.

In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”) “Accounting for Uncertainty in Income Taxes — an interpretation of FAS Statement No. 109.” FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including mutual funds, before being measured and recognized in the financial statements. Adoption of FIN 48 is required for the last net asset value calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. The impact on each of Dividend Achievers, Enhanced Dividend Achievers, Strategic Dividend Achievers, Global Energy and Resources, Global Opportunities, Health Sciences, Real Asset, S&P Quality Rankings and World Investment financial statements, if, any, is currently being assessed.

Effective October 31, 2007, EcoSolutions, Global Equity Income and International Growth implemented Financial Accounting Standards Board (“FASB”) Interpretation No. 48, “Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109” (“FIN 48”). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. Management has evaluated the application of FIN 48 to EcoSolutions, Global Equity Income and International Growth and has determined that the adoption of FIN 48 does not have a material impact on the financial

80	ANNUAL REPORT	OCTOBER 31, 2007

Notes to Financial Statements (continued)

statements. The EcoSolutions, Global Equity Income and International Growth will file their first Federal and state tax returns in 2008 for the period ended October 31, 2007.

Dividends and Distributions: All Trusts except Enhanced Dividend AchieversTM, Real Asset and World Investment declare and pay dividends and distributions to shareholders quarterly from net investment income, net realized short-term capital gains and, if necessary, other sources. Enhanced Dividend AchieversTM, Real Asset and World Investment declare and pay dividends and distributions to shareholders monthly from net investment income, net realized short-term capital gains and, if necessary, other sources. Net long-term capital gains, if any, in excess of loss carryforwards may be distributed annually. If the total dividends and distributions made in any tax year exceeds net investment income and accumulated realized capital gains, a portion of the total distribution may be treated as a tax-free return of capital. Dividends and distributions are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities including investment valuations at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates and such differences may be material.

Deferred Compensation and BlackRock Closed-End Share Equivalent Investment Plan: Under the deferred compensation plan approved by the Trusts’ Board, non-interested Trustees (“Independent Trustees”) are required to defer a portion of their annual complex-wide compensation pursuant to the plan. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of other BlackRock closed-end trusts selected by the Independent Trustees. These amounts are shown on the Statement of Assets and Liabilities as “Investments in affiliates.” This has approximately the same economic effect for the Independent Trustees as if the Independent Trustees had invested the deferred amounts in such Trusts.

The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Trust. Each Trust may, however, elect to invest in common shares of those Trusts selected by the Independent Trustees in order to match its deferred compensation obligations.

Other: Expenses that are directly related to one of the Trusts are charged directly to that Trust. Other operating expenses are generally prorated to the Trusts on the basis of relative net assets of all of the BlackRock Closed-End Funds.

Note 2. Agreements and Other Transactions with Affiliates and Related Parties

Each Trust has an Investment Management Agreement with BlackRock Advisors, LLC (the “Advisor”), a wholly owned subsidiary of BlackRock, Inc. BlackRock Financial Management, Inc. (“BFM”), a wholly owned subsidiary of BlackRock, Inc., serves as sub-advisor to Dividend AchieversTM, Enhanced Dividend AchieversTM, Strategic Dividend AchieversTM, S&P Quality Rankings and World Investment. State Street Research & Management Company (“SSRM”), a wholly owned subsidiary of BlackRock, Inc., serves as sub-advisor to Global Energy and Resources. BlackRock Investment Management, LLC (“BIM”) and BlackRock Investment Management International Limited (“BII”), each a wholly owned subsidiary of BlackRock, Inc., serve as sub-advisor to Real Asset. BlackRock Capital Management, Inc. (“BCM”), a wholly owned subsidiary of BlackRock, Inc., and BIM serve as sub-advisor to Global Equity Income. Merrill Lynch & Co., Inc. (“Merrill Lynch”) and The PNC Financial Services Group, Inc. (“PNC”) are principal owners of BlackRock, Inc. The Investment Management Agreement covers both investment advisory and administration services.

The Trusts’ investment advisory fees paid to the Advisor are computed weekly, accrued daily and payable monthly, based on an annual rate, 0.65% for Dividend AchieversTM, 1.00% for Enhanced Dividend AchieversTM, 0.75% for Strategic Dividend AchieversTM, 1.20% for EcoSolutions, 1.20% for Global Energy and Resources, 1.00% for Global Equity Income, 1.00% for Global Opportunities, 1.00% for Health Sciences, 1.00% for International Growth, 1.20% for Real Asset, 0.75% for S&P Quality Rankings and 1.00% for World Investment, of the Trust’s average weekly net assets. “Net assets” means the total assets of the Trust minus the sum of accrued liabilities. The Advisor has voluntarily agreed to waive a portion of the investment advisory fees or some other expenses on Global Energy and Resources and Real Asset as a percentage of its average weekly net assets as follows: 0.20% for the first five years of the Trusts’ operations (2004 through 2009 for Global Energy and Resources and 2006 through 2011 for Real Asset), 0.15% in 2010 for Global Energy and Resources and in 2012 for Real Asset, 0.10% in 2011 for Global Energy and Resources and in 2013 for Real Asset and 0.05% in 2012 for Global Energy and Resources and in 2014 for Real Asset.

The Advisor pays BFM, SSRM, BCM, BIM and BII fees for its sub-advisory services.

Pursuant to the Investment Management Agreement, the Advisor provides continuous supervision of the investment portfolios and pays the compensation of officers of each Trust who are affiliated persons of the Advisor, as well as occupancy and certain clerical and accounting costs of each Trust. The Trust bears all other costs and expenses, which include reimbursements to the Advisor for cost of employees that provide pricing, secondary market support and compliance support to the Trust. For the period ended October 31, 2007, the Trusts reimbursed the Advisor the following amounts which are included in miscellaneous expenses in the Statements of Operations:

ANNUAL REPORT	OCTOBER 31, 2007	81

Notes to Financial Statements (continued)

Trust	Amount

Dividend AchieversTM	$24,160
Enhanced Dividend AchieversTM	26,257
Strategic Dividend AchieversTM	17,022
Global Energy and Resources	27,676
Global Equity Income	12,890
Global Opportunities	10,569
Health Sciences	7,417
International Growth	10,520
Real Asset	12,117
S&P Quality Rankings	3,887
World Investment	22,618

Dividend Achievers Universe: Dividend AchieversTM, Enhanced Dividend AchieversTM and Strategic Dividend AchieversTM have been granted a revocable license by Mergent®, Inc. (“Mergent®”) to use the Dividend AchieverTM universe of common stocks. If Mergent® revokes each Trust’s license to use the Dividend AchieversTM universe, the Board of that Trust may need to adopt a new investment strategy and/or new investment policies. There is no assurance that a Trust would pursue or achieve its investment objective during the period in which it implements these replacement investment policies or strategies. ‘‘Mergent®’’ and ‘‘Dividend AchieversTM’’ are trademarks of Mergent® and have been licensed for use by Dividend AchieversTM, Enhanced Dividend AchieversTM and Strategic Dividend AchieversTM. The products are not sponsored, endorsed, sold or promoted by Mergent® and Mergent® makes no representation regarding the advisability of investing in any of these three Trusts. The Trusts are required to pay a quarterly licensing fee, which is shown on the Statement of Operations.

S&P Quality Rankings: S&P Quality Rankings has been granted a license by Standard & Poor’s®, (“S&P®”) to use the S&P Quality Rankings and the S&P International Quality Rankings. If S&P® terminates the license to use either the S&P Quality Rankings or the S&P International Quality Rankings, the Board may need to adopt a new investment strategy and/or new investment polices. There is no assurance that the Trust would pursue or achieve its investment objective during the period in which it implements these replacement investment policies or strategies. “Standard & Poor’s®”, “S&P®”, “Standard & Poor’s Earnings and Dividend Rankings”, “S&P Earnings and Dividend Rankings”, “Standard & Poor’s Quality Rankings”, “Standard & Poor’s International Quality Rankings”, “S&P International Quality Rankings” and “S&P Quality Rankings” are trademarks of Standard & Poor’s® and have been licensed for use by the Trust. The Trust is not sponsored, managed, advised, sold or promoted by Standard & Poor’s®. The Trust is required to pay a quarterly licensing fee to S&P, which is shown on the Statement of Operations.

During the period ended October 31, 2007, Merrill Lynch, through its affiliated broker-dealer, Merrill Lynch, Pierce, Fenner & Smith Incorporated (“MLPF&S”), earned commissions on transactions of securities as follows:

Trust	Commission Amount

Enhanced Dividend AchieversTM	$94,302
Global Energy and Resources	28,633
Global Equity Income	826,290
Global Opportunities	32,690
Health Sciences	23,013
International Growth	16,532
Real Asset	111,344
World Investment	89,209

For the year ended October 31, 2007, investments in companies considered to be an affiliate of the Trusts, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Trust	Portfolio Company	Net Purchases (000)	Dividend Income

Enhanced Dividend AchieversTM	BlackRock Liquidity Series, LLC Money Market Series	7,125	$8,180
Global Energy and Resources	BlackRock Liquidity Series, LLC Money Market Series	44,288	5,840
Health Sciences	BlackRock Liquidity Series, LLC Money Market Series	3,176	6,107
World Investment	BlackRock Liquidity Series, LLC Money Market Series	—	174

The Trusts’ have received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated, a wholly owned subsidiary of Merrill Lynch, or its affiliates. As of October 31, 2007, Global Energy and Resources lent securities with a value of $7,482,068 to MLPF&S or its affiliates. Pursuant to that order, the Trusts’ have retained BIM as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. BIM may, on behalf of the Trusts’, invest cash collateral received by the Trusts’ for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates. For the period ended October 31, 2007, BIM received $5,075 in securities lending agent fees.

Note 3. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments and U.S. government securities, for the period ended October 31, 2007 were as follows:

Trust	Purchases	Sales

Dividend AchieversTM	$108,063,029	$135,902,723
Enhanced Dividend AchieversTM	1,006,962,884	898,253,784
Strategic Dividend AchieversTM	78,353,879	94,299,467
EcoSolutions	184,432,930	3,597,974
Global Energy and Resources	433,078,331	520,115,325
Global Equity Income	1,050,038,205	274,910,581
Global Opportunities	389,591,251	400,675,215
Health Sciences	170,536,895	203,004,814
International Growth	2,649,447,422	762,460,716
Real Asset	644,592,184	517,549,143
S&P Quality Rankings	13,776,856	16,437,638
World Investment	965,681,759	1,013,493,876

82	ANNUAL REPORT	OCTOBER 31, 2007

Notes to Financial Statements (continued)

Transactions in options written during the period ended October 31, 2007 were as follows:

	Calls		Puts

Trust	Contracts	Premiums	Contracts	Premiums

Enhanced Dividend
AchieversTM
Options outstanding at beginning of period	6,951,027	$8,225,806	90,000	$27,000
Options written	36,011,273	61,657,096	362,760	1,135,510
Options expired	(13,107,884)	(20,142,414)	(307,965)	(761,741)
Options exercised	(9,199,896)	(13,684,509)	(93,345)	(274,976)
Options closed	(15,876,007)	(22,186,743)	(51,450)	(125,793)

Options outstanding at end of period	4,778,513	$13,869,236	—	$—

EcoSolutions
Options outstanding at beginning of period	—	$—	—	$—
Options written	4,384,092	2,617,220	2,389,528	644,955
Options expired	—	—	(50)	(5,350)

Options outstanding at end of period	4,384,092	$2,617,220	2,389,478	$639,605

Global Energy and Resources
Options outstanding at beginning of period	1,136,290	$5,347,629	511,460	$1,008,817
Options written	6,574,054	31,149,259	126,708	2,446,775
Options expired	(1,474,080)	(6,655,383)	(511,176)	(1,604,093)
Options exercised	(845,295)	(2,829,349)	(29,571)	(326,291)
Options closed	(2,371,144)	(12,848,553)	(71,007)	(1,352,593)

Options outstanding at end of period	3,019,825	$14,163,603	26,414	$172,615

Global Equity Income
Options outstanding at beginning of period	—	$—	—	$—
Options written	33,396	51,811,912	—	—
Options expired	(1,740)	(1,640,953)	—	—
Options closed	(28,043)	(44,735,102)	—	—

Options outstanding at end of period	3,613	$5,435,857	—	$—

Global Opportunities
Options outstanding at beginning of period	8,934,189	$4,111,793	—	$—
Options written	42,554,132	29,415,522	198,244	283,875
Options expired	(8,921,988)	(4,742,211)	(162,816)	(109,427)
Options exercised	(14,821,398)	(5,595,529)	(33,965)	(76,656)
Options closed	(14,131,831)	(11,540,028)	(763)	(79,242)

Options outstanding at end of period	13,613,104	$11,649,547	700	$18,550

Health Sciences
Options outstanding at beginning of period	235,261	$1,704,633	—	$—
Options written	1,436,155	10,120,369	83,335	1,422,036
Options expired	(428,950)	(1,870,696)	(51,754)	(591,027)
Options exercised	(98,208)	(1,413,021)	(1,152)	(123,124)
Options closed	(702,300)	(5,465,325)	(4,068)	(319,341)

Options outstanding at end of period	441,958	$3,075,960	26,361	$388,544

	Calls		Puts

Trust	Contracts	Premiums	Contracts	Premiums

International Growth
Options outstanding at beginning of period	—	$—	—	$—
Options written	318,341,635	93,131,013	195,945	532,872
Options expired	(86,801,428)	(30,032,939)	(190,000)	(45,095)
Options exercised	(90,103,929)	(11,740,787)	(365)	(37,249)
Options closed	(37,478,168)	(15,482,775)	—	—

Options outstanding at end of period	103,958,110	$35,874,512	5,580	$450,528

Real Asset
Options outstanding at beginning of period	6,843,497	$4,653,527	5,234,825	$3,404,041
Options written	57,281,070	59,963,679	2,338,209	12,483,516
Options expired	(18,568,539)	(13,951,180)	(6,111,991)	(8,925,097)
Options exercised	(20,968,430)	(12,298,126)	(595,663)	(2,934,565)
Options closed	(15,887,969)	(21,385,953)	(309,426)	(2,657,676)

Options outstanding at end of period	8,699,629	$16,981,947	555,954	$1,370,219

World Investment
Options outstanding at beginning of period	24,148,361	$9,547,129	—	$—
Options written	98,037,264	65,343,073	837,566	807,731
Options expired	(25,651,710)	(12,024,500)	(735,649)	(349,841)
Options exercised	(34,835,848)	(14,299,162)	(98,155)	(206,425)
Options closed	(30,752,566)	(22,776,946)	(1,962)	(203,766)

Options outstanding at end of period	30,945,501	$25,789,594	1,800	$47,699

As of October 31, 2007, the value of portfolio securities subject to covered call options written were as follows:

Trust	Value

Enhanced Dividend AchieversTM	$497,460,120
EcoSolutions	63,649,378
Global Energy and Resources	243,537,729
Global Equity Income	426,398,284
Global Opportunities	243,667,328
Health Sciences	58,721,842
International Growth	1,036,905,491
Real Asset	307,367,388
World Investment	602,763,363

Details of open forward foreign currency exchange contracts at October 31, 2007, were as follows:

Trust	Foreign Currency Bought	Settlement Date	Contract to Purchase/ Receive	Value at Settlement Date (US$)	Value at October 31, 2007 (US$)	Unrealized Appreciation

EcoSolutions	Euro	11/05/07	77,000	111,240	111,537	$297

Real Asset	British Pounds	11/05/07	365,000	758,223	758,946	$723

Details of open total return swaps at October 31, 2007, were as follows:

Trust(a)	Notional Amount	Counter Party	Floating Rate	Effective Date	Termination Date	Unrealized Appreciation

Global Energy and Resources	$48,235,850	Bank of America	6-Month Libor + 25 Bps	08/23/07	02/25/08	$15,831,971

Health Sciences	$10,495,794	Bank of America	6-Month Libor + 25 Bps	08/29/07	02/29/08	$354,737

(a)	The fixed rate is based on the return of the underlying equity baskets.

ANNUAL REPORT	OCTOBER 31, 2007	83

Notes to Financial Statements (continued)

Note 4. Income Tax Information

No provision is made for U.S. federal taxes as it is the Trusts’ intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

Dividends from net investment income and distributions from net capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital, undistributed net investment income, or accumulated net realized gain, as appropriate, in the period the difference arise.

Reclassification of Capital Accounts: U.S. generally accepted accounting principles require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, the table below summarizes the amounts reclassified per Trust during the current year between undistributed (distributions in excess of ) net investment income and accumulated net realized gain (loss) and paid-in capital in excess of par as a result of permanent differences attributable to accounting for real estate investment trusts, the tax characterization of income recognized from partnerships, foreign currency transactions and nondeductible expenses. These reclassifications have no effect on net assets or net asset values per share.

Trust	Undistributed Net Investment Income/ Distributions in Excess of Net Investment Income	Accumulated Gain/(Loss)	Paid-In Capital in Excess of Par

Dividend AchieversTM	$(769,620)	$769,620	$—
Enhanced Dividend AchieversTM	(1,215,055)	1,215,055	—
Strategic Dividend AchieversTM	(1,269,840)	1,269,840	—
EcoSolutions	(177,297)	195,297	(18,000)
Global Energy and Resources	(1,410,572)	1,410,572	—
Global Equity Income	1,910,496	(1,895,496)	(15,000)
Global Opportunities	305,585	(305,585)	—
Health Sciences	3,103	(3,103)	—
International Growth	1,072,739	(1,054,739)	(18,000)
Real Asset	647,382	(647,382)	—
S&P Quality Rankings	(165,639)	165,639	—
World Investment	1,074,685	(1,074,685)	—

The tax character of distributions paid during the periods ended October 31, 2007 and October 31, 2006 were:

	Year ended October 31, 2007

Distributions Paid from:	Ordinary Income	Non-taxable Return of Capital	Long-term Capital Gains	Total Distributions

Dividend AchieversTM	$24,327,327	$4,120,753	$20,618,405	$49,066,485
Enhanced Dividend AchieversTM	71,739,757	—	13,457,482	85,197,239
Strategic Dividend AchieversTM	10,698,892	3,200,857	10,317,479	24,217,228
EcoSolutions	—	—	—	—
Global Energy and Resources	54,649,315	—	—	54,649,315
Global Equity Income	16,348,253	26,364,301	—	42,712,554

	Year ended October 31, 2007 (continued)

Distributions Paid from:	Ordinary Income	Non-taxable Return of Capital	Long-term Capital Gains	Total Distributions

Global Opportunities Equity	24,303,443	—	7,127,139	31,430,582
Health Sciences	16,832,037	—	—	16,832,037
International Growth	64,506,589	—	—	64,506,589
Real Asset	58,762,586	—	2,890,383	61,652,969
S&P Quality Rankings	2,627,579	393,714	2,408,434	5,429,727
World Investment	85,360,467	—	5,688,043	91,048,510

	Year ended October 31, 2006

Distributions Paid from:	Ordinary Income	Non-taxable Return of Capital	Long-term Capital Gains	Total Distributions

Dividend AchieversTM	$23,135,339	$8,978,900	$16,952,248	$49,066,487
Enhanced Dividend AchieversTM	51,946,761	—	32,569,547	84,516,308
Strategic Dividend AchieversTM	10,051,697	—	14,165,531	24,217,228
Global Energy and Resources	42,657,932	—	41,980,821	84,638,753
Global Opportunities Equity	27,654,546	—	502,975	28,157,521
Health Sciences	12,399,889	—	2,032,812	14,432,701
Real Asset	—	—	—	—
S&P Quality Rankings	3,563,848	29,330	2,668,835	6,262,013
World Investment	64,975,119	—	—	64,975,119

As of October 31, 2007, the components of distributable earnings on a tax basis were as follows:

Trust	Undistributed Ordinary Income	Undistributed Long-Term Gains	Unrealized Net Appreciation

Dividend AchieversTM	$—	$—	103,746,984
Enhanced Dividend AchieversTM	12,002,709	—	(26,496,960)
Strategic Dividend AchieversTM	—	—	36,325,440
EcoSolutions	95,219	—	14,547,578
Global Energy and Resources	10,743,866	52,040,300	347,161,029
Global Equity Income	—	—	52,734,295
Global Opportunities Equity	2,249,167	10,062,780	78,311,388
Health Sciences	452,538	6,587,937	42,082,936
International Growth	4,673,349	—	104,850,899
Real Asset	23,706,314	—	344,307,942
S&P Quality Rankings	—	—	40,993,113
World Investment	1,779,435	36,382,024	187,551,557

The difference between book-basis and tax-basis unrealized gains/losses is attributable primarily to amortization methods of premiums and discounts on fixed income securities, the tax deferral of losses on wash sales, the tax deferral of losses on straddles, the timing of recognition of income from partnership investments, accounting for investments in real estate investment trusts, unrealized gains on investments in passive foreign investment companies, the realization for tax purposes of unrealized gains/(losses) on certain futures and foreign currency contracts, deferred compensation to trustees and other temporary differences.

Note 5. Capital

There are an unlimited number of $0.001 par value common shares of beneficial interest authorized for the Trusts. At October 31, 2007, the shares owned by an affiliate of the Advisor of the Trusts were as follows:

84	ANNUAL REPORT	OCTOBER 31, 2007

Notes to Financial Statements (continued)

Trust	Common Shares Owned

Dividend AchieversTM	8,028
Enhanced Dividend AchieversTM	8,028
Strategic Dividend AchieversTM	8,028
EcoSolutions	6,964
Global Energy and Resources	4,817
Global Equity Income	6,021
Global Opportunities	4,817
Health Sciences	4,817
International Growth	6,178
Real Asset	8,028
S&P Quality Rankings	8,028
World Investment	8,028

Transaction in common shares of beneficial interest for the periods ended October 31, 2007, and October 31, 2006, were as follows:

Trust	Commencement of Investment Operations	Initial Public Offering	Underwriters’ Exercising the Over-allotment Option

EcoSolutions	September 28, 2007	11,756,964	—
Global Equity Income	March 30, 2007	40,006,021	4,919,954
International Growth	May 30, 2007	98,506,178	7,800,000
Real Asset	September 29, 2006	53,508,028	3,200,000

Trust	Reinvestment of Dividends and Distributions for the period ended October 31, 2007	Reinvestment of Dividends and Distributions for the period ended October 31, 2006

Enhanced Dividend AchieversTM	354,756	334,800
Global Equity Income	69,217	—
Global Opportunities	120,470	36,764
Health Sciences	86,683	—
World Investment	98,239	64,870

Offering costs incurred in connection with the Trusts’ offering of common shares have been charged against the proceeds from the initial common share offering of the common shares for EcoSolutions, Global Equity Income International Growth, and Real Asset in the amount of $1,415,735, $1,287,151, $1,449,386 and $1,254,847, respectively.

Note 6. Concentration Risks

As of October 31, 2007, the Trusts listed below had the following industry classifications:

Sector	Global Equity Income	Global Oppor- tunities	Inter- national Growth	S&P Quality Rankings	World Investment

Financial Institutions	22%	12%	17%	22%	13%
Energy	15	23	15	17	24
Consumer Products	11	17	14	11	17
Health Care	8	5	—	6	6
Industrials	9	9	14	12	8
Telecommunications	8	7	9	7	7
Technology	10	9	5	10	8
Basic Materials	6	8	13	3	8
Media	3	—	2	—	—
Entertainment & Leisure	2	1	—	1	1
Real Estate	2	4	5	6	4
Aerospace & Defense	—	1	1	1	1
Automotive	2	1	2	1	1
Transportation	2	2	2	—	2
Building & Development	—	1	1	—	—
Business Equipment &Services	—	—	—	3	—

As of October 31, 2007, the Trusts listed below had the following geographic concentrations:

Country	EcoSolutions	Global Energy and Resources	Health Sciences	Real Asset

United States	35%	60%	89%	45%
United Kingdom	8	3	—	15
Belgium	7	—	—	—
Germany	7	—	1	—
Brazil	4	2	—	5
Canada	4	17	—	13
Hong Kong	4	1	—	—
Spain	4	—	—	—
Denmark	3	1	—	—
France	3	2	1	1
Australia	2	2	—	9
Bermuda	2	2	—	—
Norway	2	3	—	1
Switzerland	2	—	7	—
Argentina	1	—	—	—
Austria	1	—	—	—
Chile	1	—	—	—
China	1	—	2	2
Greece	1	3	—	—
Israel	1	—	—	—
Italy	1	2	—	—
Japan	1	—	—	—
Malaysia	1	—	—	—
Netherlands	1	1	—	2
Philippines	1	—	—	—
Singapore	1	—	—	—
South Africa	1	—	—	3
Luxembourg	—	1	—	—
Mexico	—	—	—	1
New Guinea	—	—	—	1
Peru	—	—	—	1
Russia	—	—	—	1

Note 7. Subsequent Event

Subsequent to October 31, 2007, the relevant Board declared distributions per common share for Enhanced Dividend AchieversTM, Global Opportunities, International Growth, Real Asset, S&P Quality Rankings and World Investment payable November 30, 2007, to shareholders of record on November 15, 2007 with an ex-date of November 13, 2007, and for Dividend AchieversTM, Enhanced Dividend AchieversTM, Strategic Dividend AchieversTM, EcoSolutions, Global Energy and Resources, Health Sciences, Real Asset and World Investment payable December 31, 2007, to shareholders of record on December 20, 2007 with an ex-date of December 18, 2007. The per share distributions declared were as follows:

Trust	Distribution per Common Share

Dividend AchieversTM	$0.225000
Enhanced Dividend AchieversTM	0.101875
Strategic Dividend AchieversTM	0.225000
EcoSolutions	0.400000
Global Energy and Resources	0.375000
Global Equity Income	0.475000
Global Opportunities	0.568750
Health Sciences	0.384375
International Growth	0.151700
Real Asset	0.090600
S&P Quality Rankings	0.225000
World Investment	0.113750

ANNUAL REPORT	OCTOBER 31, 2007	85

Report of Independent Registered Public Accounting Firm

To the Trustees and Shareholders of:
BlackRock Dividend AchieversTM Trust
BlackRock Enhanced Dividend AchieversTM Trust
BlackRock Strategic Dividend AchieversTM Trust
BlackRock EcoSolutions Investment Trust
BlackRock Global Energy and Resources Trust
BlackRock Global Equity Income Trust
BlackRock Global Opportunities Equity Trust
BlackRock Health Sciences Trust
BlackRock International Growth and Income Trust
BlackRock Real Asset Equity Trust
BlackRock S&P Quality Rankings Global Equity Managed Trust
BlackRock World Investment Trust
(Individually a “Trust,” and collectively the “Trusts”)

We have audited the accompanying statements of assets and liabilities of the Trusts, including the portfolios of investments, as of October 31, 2007, and the related statements of operations for the period then ended, the statements of changes in net assets and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Trusts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trusts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trusts’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2007, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Trusts as of October 31, 2007, the results of their operations for the period then ended, the changes in their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

New York, New York
December 28, 2007

86	ANNUAL REPORT	OCTOBER 31, 2007

Dividend Reinvestment Plans (unaudited)

Pursuant to each Trust’s Dividend Reinvestment Plan (the “Plan”), common shareholders are automatically enrolled to have all distributions reinvested by The Bank of New York (the “Plan Agent”) in the respective Trust’s shares pursuant to the Plan. Shareholders who elect not to participate in the Plan will receive all distributions in cash paid by check and mailed directly to the shareholders of record (or if the shares are held in street or other nominee name, then to the nominee) by the Plan Agent.

The Plan Agent serves as agent for the shareholders in administering the Plan. After a Trust declares a distribution, the Plan Agent will acquire shares for the participants’ accounts, depending upon the circumstances described below, either (i) through receipt of unissued but authorized shares from the Trust (“newly issued shares”) or (ii) by purchase of outstanding shares on the open market, on the Trust’s primary exchange or elsewhere (“open-market purchases”). If, on the distribution payment date, the net asset value per share (“NAV”) is equal to or less than the market price per share plus estimated brokerage commissions (such condition being referred to herein as “market premium”), the Plan Agent will invest the distribution amount in newly issued shares on behalf of the participants. The number of newly issued shares to be credited to each participant’s account will be determined by dividing the dollar amount of the distribution by the NAV on the date the shares are issued. However, if the NAV is less than 95% of the market price on the payment date, the dollar amount of the distribution will be divided by 95% of the market price on the payment date. If, on the distribution payment date, the NAV is greater than the market value per share plus estimated brokerage commissions (such condition being referred to herein as “market discount”), the Plan Agent will invest the distribution amount in shares acquired on behalf of the participants in open-market purchases.

Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notice if received and processed by the Plan Administrator prior to the distribution record date; otherwise such termination or resumption will be effective with respect to any subsequently declared distribution.

The Plan Agent’s fees for the handling of the reinvestment of distributions will be paid by each Trust. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open market purchases in connection with the reinvestment of distributions. The automatic reinvestment of distributions will not relieve participants of any federal income tax that may be payable on such distributions.

Each Trust reserves the right to amend or terminate the Plan. There is no direct service charge to participants in the Plan; however, each Trust reserves the right to amend the Plan to include a service charge payable by the participants. Participants that request a sale of shares through the Plan Agent are subject to a $2.50 sales fee and a $0.15 per share sold brokerage commission. All correspondence concerning the Plan should be directed to the Plan Agent at The Bank of New York, Dividend Reinvestment Department, P.O. Box 1958, Newark, New Jersey 07101-9774; or by calling 1-866-216-0242.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our Web site.

BlackRock does not sell or disclose to nonaffiliated third parties any nonpublic personal information about its Clients, except as permitted by law or as is necessary to service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

ANNUAL REPORT	OCTOBER 31, 2007	87

Additional Information (unaudited)

The Joint Annual Meeting of Shareholders, for each Trust other than EcoSolutions was held on August 16, 2007 for shareholders of record on June 20, 2007, to elect director or trustee nominees of each Trust. This proposal was part of the reorganization of the Trust’s Boards of Trustees (the “Boards”) to take effect on or about November 1, 2007. The Board is organized into three classes, one class of which is elected annually. Each Trustee serves a three-year term concurrent with the class into which he or she is elected.

Approved the Class I Directors/Trustees as follows:

	G. Nicholas Beckwith, III		Kent Dixon		R. Glenn Hubbard

	Votes For	Votes Withheld	Votes For	Votes Withheld	Votes For	Votes Withheld

Dividend AchieversTM	46,375,210	486,742	46,364,173	497,779	46,381,468	480,484
Enhanced Dividend AchieversTM	59,951,649	524,375	59,962,185	513,839	59,969,621	506,403
Strategic Dividend AchieversTM	20,083,640	1,189,563	20,081,132	1,192,071	20,093,119	1,180,085
Global Energy and Resources	26,342,759	187,799	26,346,216	184,343	26,344,078	186,480
Global Equity Income	22,881,468	136,571	22,886,675	131,364	22,882,548	135,491
Global Opportunities	10,779,387	123,908	10,780,071	123,224	10,782,747	120,548
Health Sciences	7,106,068	29,559	7,106,621	29,006	7,106,053	29,574
International Growth	51,280,619	233,380	51,272,769	241,230	51,279,169	234,830
Real Asset	51,422,102	379,437	51,426,173	375,366	51,415,756	385,783
S&P Quality Rankings	5,231,311	56,030	5,233,343	53,998	5,229,943	57,398
World Investment	46,325,644	840,834	46,318,329	848,149	46,325,529	840,949

	W. Carl Kester		Robert S. Salomon, Jr.

	Votes For	Votes Withheld	Votes For	Votes Withheld

Dividend AchieversTM	46,382,675	479,277	46,359,402	502,550
Enhanced Dividend AchieversTM	59,977,474	498,550	59,957,132	518,892
Strategic Dividend AchieversTM	0	0	20,081,425	1,191,778
Global Energy and Resources	0	0	26,344,582	185,977
Global Equity Income	22,882,498	135,541	22,886,280	131,759
Global Opportunities	0	0	10,780,421	122,874
Health Sciences	0	0	7,107,021	28,606
International Growth	51,278,269	235,730	51,267,169	246,830
Real Asset	0	0	51,428,552	372,987
S&P Quality Rankings	0	0	5,231,911	55,430
World Investment	0	0	46,312,524	853,954

Approved the Class II Directors/Trustees as follows:

	Richard S. Davis		Frank J. Fabozzi		James T. Flynn

	Votes For	Votes Withheld	Votes For	Votes Withheld	Votes For	Votes Withheld

Dividend AchieversTM	46,380,631	481,321	46,379,611	482,379,611	46,373,717	488,235
Enhanced Dividend AchieversTM	59,968,008	508,016	59,968,540	507,484	59,971,745	504,279
Strategic Dividend AchieversTM	20,084,205	1,188,999	0	0	20,083,713	1,189,490
Global Energy and Resources	26,311,984	218,574	0	0	26,343,800	186,758
Global Equity Income	22,886,925	131,114	22,886,475	131,564	22,886,675	131,364
Global Opportunities	10,782,927	120,368	0	0	10,781,523	121,772
Health Sciences	7,107,068	28,559	0	0	7,106,668	28,959
International Growth	51,285,369	228,630	51,282,069	231,930	51,271,369	242,630
Real Asset	51,433,329	368,210	0	0	51,429,658	371,881
S&P Quality Rankings	5,125,511	161,830	0	0	5,230,543	56,798
World Investment	46,333,894	832,584	0	0	46,325,105	841,373

	Karen P. Robards

	Votes For	Votes Withheld

Dividend AchieversTM	46,383,758	478,194
Enhanced Dividend AchieversTM	59,970,480	505,544
Strategic Dividend AchieversTM	20,089,314	1,183,890
Global Energy and Resources	26,349,732	180,826
Global Equity Income	22,884,498	133,541
Global Opportunities	10,782,393	120,902
Health Sciences	7,106,759	28,868
International Growth	51,278,869	235,130
Real Asset	51,431,879	369,660
S&P Quality Rankings	5,231,818	55,523
World Investment	46,332,003	834,475

88	ANNUAL REPORT	OCTOBER 31, 2007

Additional Information (continued) (unaudited)

Approved the Class III Directors/Trustees as follows:

	Richard E. Cavanagh		Kathleen F. Feldstein		Henry Gabbay

	Votes For	Votes Withheld	Votes For	Votes Withheld	Votes For	Votes Withheld

Dividend AchieversTM	46,383,989	477,963	46,380,436	481,516	46,418,175	443,777
Enhanced Dividend AchieversTM	59,973,175	502,849	59,955,952	520,072	59,966,184	509,840
Strategic Dividend AchieversTM	20,091,257	1,181,947	20,088,857	1,184,346	21,011,482	261,722
Global Energy and Resources	26,350,390	180,168	26,344,920	185,638	26,319,638	210,920
Global Equity Income	22,886,475	131,564	22,885,798	132,241	22,886,925	131,114
Global Opportunities	10,782,497	120,798	10,781,553	121,742	10,782,177	121,118
Health Sciences	7,107,068	28,559	7,104,593	31,033	7,107,468	28,159
International Growth	51,282,669	231,330	51,268,219	245,780	51,286,019	227,980
Real Asset	51,423,879	377,660	51,421,185	380,354	51,431,312	370,227
S&P Quality Rankings	5,232,943	54,398	5,231,818	55,523	5,135,765	151,576
World Investment	46,331,951	834,527	46,319,128	847,350	46,337,190	829,288

	Jerrold B. Harris

	Votes For	Votes Withheld

Dividend AchieversTM	46,384,364	477,588
Enhanced Dividend AchieversTM	59,972,764	503,261
Strategic Dividend AchieversTM	20,088,138	1,185,066
Global Energy and Resources	26,345,652	184,906
Global Equity Income	22,887,975	130,064
Global Opportunities	10,782,927	120,368
Health Sciences	7,107,068	28,559
International Growth	51,279,469	234,530
Real Asset	51,429,682	371,857
S&P Quality Rankings	5,226,862	60,479
World Investment	46,332,878	833,600

Approved the Class III Directors/Trustees as follows:

	Richard E. Cavanagh		Kathleen F. Feldstein		Henry Gabbay

	Votes For	Votes Withheld	Votes For	Votes Withheld	Votes For	Votes Withheld

Dividend AchieversTM	46,383,989	477,963	46,380,436	481,516	46,418,175	443,777
Enhanced Dividend AchieversTM	59,973,175	502,849	59,955,952	520,072	59,966,184	509,840
Strategic Dividend AchieversTM	20,091,257	1,181,947	20,088,857	1,184,346	21,011,482	261,722
Global Energy and Resources	26,350,390	180,168	26,344,920	185,638	26,319,638	210,920
Global Equity Income	22,886,475	131,564	22,885,798	132,241	22,886,925	131,114
Global Opportunities	10,782,497	120,798	10,781,553	121,742	10,782,177	121,118
Health Sciences	7,107,068	28,559	7,104,593	31,033	7,107,468	28,159
International Growth	51,282,669	231,330	51,268,219	245,780	51,286,019	227,980
Real Asset	51,423,879	377,660	51,421,185	380,354	51,431,312	370,227
S&P Quality Rankings	5,232,943	54,398	5,231,818	55,523	5,135,765	151,576
World Investment	46,331,951	834,527	46,319,128	847,350	46,337,190	829,288

	Jerrold B. Harris

	Votes For	Votes Withheld

Dividend AchieversTM	46,384,364	477,588
Enhanced Dividend AchieversTM	59,972,764	503,261
Strategic Dividend AchieversTM	20,088,138	1,185,066
Global Energy and Resources	26,345,652	184,906
Global Equity Income	22,887,975	130,064
Global Opportunities	10,782,927	120,368
Health Sciences	7,107,068	28,559
International Growth	51,279,469	234,530
Real Asset	51,429,682	371,857
S&P Quality Rankings	5,226,862	60,479
World Investment	46,332,878	833,600

ANNUAL REPORT	OCTOBER 31, 2007	89

Additional Information (continued) (unaudited)

The Trusts other than EcoSolutions had an additional proposal (Proposal #2) to amend its respective Declaration of Trust to increase the maximum number of Board Members to 15:

	Votes For	Votes Against	Votes Abstain

Dividend AchieversTM	45,473,852	772,229	615,871
Enhanced Dividend AchieversTM	59,480,260	628,435	367,329
Strategic Dividend AchieversTM	19,725,710	1,317,838	229,656
Global Energy and Resources	26,064,916	257,258	208,384
Global Equity Income	21,974,925	430,371	612,743
Global Opportunities	10,720,289	153,983	29,023
Health Sciences	7,050,306	54,567	30,753
International Growth	50,546,605	555,072	412,323
Real Asset	50,867,641	460,466	473,433
S&P Quality Rankings	5,140,670	100,300	46,371
World Investment	45,174,163	1,286,167	706,149

The Trusts listed for trading on the New York Stock Exchange (“NYSE”) have filed with the NYSE their annual chief executive officer certification regarding compliance with the NYSE’s listing standards and the Trusts listed for trading on the American Stock Exchange (“AMEX”) have filed with the AMEX their corporate governance certification regarding compliance with the AMEX’s listing standards. All of the Trusts have filed with the Securities and Exchange Commission the certification of its chief executive officer and chief financial officer required by section 302 of the Sarbanes-Oxley Act.

During the period, there were no material changes in any Trusts’ investment objective or policies or to the Trusts’ charters or by-laws that were not approved by the shareholders or in the principle risk factors associated with investment in the Trusts. There have been no changes in the persons who are primarily responsible for the day-to-day management of the Trusts’ portfolios.

The Trusts do not make available copies of their respective Statements of Additional Information because the Trusts’ shares are not continuously offered, which means that the Statement of Additional Information of each Trust has not been updated after completion of such Trust’s offering and the information contained in each Trust’s Statement of Additional Information may have become outdated.

Quarterly performance, semi-annual and annual reports and other information regarding the Trusts may be found on BlackRock’s website, which can be accessed at http://www.blackrock.com. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Trusts and does not, and is not intended, to incorporate BlackRock’s website into this report.

90	ANNUAL REPORT	OCTOBER 31, 2007

Trustees Information (unaudited)

Name, Address and Year of Birth	Current Positions Held With the Trusts	Term of Office and Length of Time Served	Principal Occupations During the Past Five Years	Number of Portfolios Overseen Within the Fund Complex[1]	Other Directorships Held Outside the Fund Complex[1]	Events or Transactions by Reason of Which the Trustee is an Interested Person as Defined in Section 2(a) (19) of the 1940 Act

Interested Trustee[2]

Ralph L. Schlosstein BlackRock, Inc. 40 East 52nd Street New York, NY 10022 1951	Chairman of the Board[3]	3 years4/since inception	Director from 1999 to 2007 and President of BlackRock, Inc. from 1998 to 2007. Chairman and President of the BlackRock Liquidity Funds.	70	None	Former Director and President of the Advisor until September 2007.

[1]

The Fund Complex means two or more registered investment companies that: (1) hold themselves out to investors as related companies for purposes of investment and investor services; or (2) have a common investment advisor or have an investment advisor that is an affiliated person of the investment advisor of any of the other registered investment companies.

[2]	Interested Director/Trustee as defined by Section 2(a)(19) of the Investment Company Act of 1940.
[3]	Director/Trustee since inception; appointed Chairman of the Board on August 22, 2002.
[4]	The Board is classified into three classes of which one class is elected annually. Each Director/Trustee serves a three-year term concurrent with the class from which they are elected.

ANNUAL REPORT	OCTOBER 31, 2007	91

Trustees Information (unaudited) (concluded)

Name, Address and Year of Birth	Current Positions Held With the Trusts	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen Within the Fund Complex[1]	Other Public Directorships Held by Trustee

Independent Trustees

Richard E. Cavanagh P.O. Box 4546 New York, NY 10163-4546 1946	Lead Trustee Audit Committee Member[2]	3 years3/since inception	Trustee, Aircraft Finance Trust (AFT) from 1999 to the present; Director, The Guardian Life Insurance Company of America and The Mutual Life Insurance Company from 1998 to the present; Trustee, Educational Testing Service (ETS) from 1997 until the present; Director, the Freemont Group from 1996 until the present. President and Chief Executive Officer of The Conference Board, Inc. (a leading global business research organization) from 1995 to 2007.	60	Arch Chemical (Chemicals and Allied Products).

Kent Dixon P.O. Box 4546 New York, NY 10163-4546 1937	Trustee Audit Committee Member[2]	3 years3/since inception	Consultant/Investor since 1988	60	None

Frank J. Fabozzi P.O. Box 4546 New York, NY 10163-4546 1948	Trustee Audit Committee Member[2]	3 years3/since inception	Consultant/Editor of, “The Journal of Portfolio Management”; Yale University, School of Management, Professor in the Practice of Finance and Becton Fellow from 2006 until present; Adjunct Professor of Finance and Becton Fellow from 2005 to 2006; Professor in the practice of Finance from 2003 to 2005; Adjunct Professor of Finance from 1994 to 2003; Author and Editor.	60	None

Kathleen F. Feldstein P.O. Box 4546 New York, NY 10163-4546 1941	Trustee	3 years3/since January 19, 2005

President of Economic Studies, Inc., (a Belmont MA-based private economic consulting firm) since 1987; Chair, Board of Trustees, McLean Hospital since 2000. Member of the Board of Partners Community Healthcare, Inc. from 2005 until the present; Member of the Board of Partners HealthCare and Sherrill House from 1990 to the present; Trustee, Museum of Fine Arts, Boston from 1992 until the present and a Member of the Visiting Committee to the Harvard University Art Museum from 2003 to the present; Trustee, The Committee for Economic Development (a research organization of business leaders and educators) from 1990 to the present; Member of the Advisory Board to the International School of Business, Brandeis University from 2002 to the present.

				60	Director of The McClatchy Company

R. Glenn Hubbard P.O. Box 4546 New York, NY 10163-4546 1958	Trustee	3 years3/since November 16, 2004	Dean of Columbia Business School since 2004; Columbia faculty member since 1988; Co-director of Columbia Business School’s Entrepreneurship Program 1997 to 2004; Visiting Professor at the John F. Kennedy School of Government at Harvard University and the Harvard Business School from 1985, as well as the University of Chicago from 1994; Deputy Assistant Secretary of the U.S. Treasury Department for Tax Policy from 1991 to 1993; Chairman of the U.S. Council of Economic Advisers under the President of the United States from 2001 to 2003.	60	ADP, KKR Financial Corporation, Duke Realty, Metropolitan Life Insurance Company.

[1]

The Fund Complex means two or more registered investments companies that: (1) hold themselves out to investors as related companies for purposes of investment and investor services; or (2) have a common investment advisor or have an investment advisor that is an affiliated person of the investment advisor of any of the other registered investment companies.

[2]

The Board of each Trust has determined that each Trust has three Audit Committee financial experts serving on its Audit Committee, Mr. Cavanagh, Mr. Dixon and Mr. Fabozzi, each of whom is independent for the purpose of the definition of Audit Committee financial expert as applicable to the Trusts.

[3]	The Board is classified into three classes of which one class is elected annually. Each Director/Trustee serves a three-year term concurrent with the class from which they are elected.

92	ANNUAL REPORT	OCTOBER 31, 2007

Section 19 Notices (unaudited)

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon the Trusts’ investment experience during the remainder of its fiscal year and may be subject to changes based on the tax regulations. The Trusts will send you a Form 1099-DIV for the calendar year that will tell you how to report these dividends and distributions for federal income tax purposes.

October 31, 2007

	Total Cumulative Distributions for the Fiscal Year to Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year to Date

Fund Name	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Common Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Common Share

Dividend AchieversTM*	$0.44	$0.23	$0.23	$0.90	49%	25%	26%	100%
Enhanced Dividend AchieversTM	$0.62	$0.60	$—	$1.22	51%	49%	0%	100%
Strategic Dividend AchieversTM*	$0.45	$0.23	$0.23	$0.90	50%	25%	25%	100%
Global Energy and Resources Trust	$0.50	$1.33	$—	$1.84	28%	72%	0%	100%
Global Equity Income*	$0.18	$0.20	$0.57	$0.95	19%	21%	60%	100%
Global Opportunities	$1.20	$1.31	$—	$2.51	48%	52%	0%	100%
Health Sciences	$0.04	$2.16	$—	$2.20	2%	98%	0%	100%
International Growth & Income	$0.13	$0.20	$0.28	$0.61	21%	33%	46%	100%
Real Asset Equity	$0.26	$0.83	$—	$1.09	24%	76%	0%	100%
S&P Quality Rankings*	$0.43	$0.39	$0.08	$0.90	49%	43%	9%	100%
World Investment	$0.27	$1.48	$—	$1.75	16%	84%	0%	100%

*

The Fund estimates that it has distributed more than its income and net realized gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the Fund is paid back to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should be confused with ‘yield’ or ‘income’.

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the the Fund’s investment experience during the remainder of its fiscal year and may be subject to changes based on the tax regulations. The Fund will send you a Form 1099-DIV for the calendar year that will tell you how to report these distributions for federal income tax purpose.

ANNUAL REPORT	OCTOBER 31, 2007	93

BlackRock Closed-End Funds

Officers
Robert S. Kapito, President
Donald C. Burke, Treasurer
Bartholomew Battista, Chief Compliance Officer
Anne Ackerley, Vice President
Vincent B. Tritto, Secretary

Investment Advisor
BlackRock Advisors, LLC
100 Bellevue Parkway
Wilmington, DE 19809
(800) 227-7BFM

Sub-Advisors
BlackRock Financial Management, Inc.[1]
40 East 52nd Street
New York, NY 10022

BlackRock Capital Management, Inc.[2]
One Financial Center
Boston, MA 02111

BlackRock Investment Management, LLC[3]
800 Scudders Mill Road
Princeton, NJ 08356

BlackRock Investment Management International Ltd.[4]
33 King William Street
London, EC4R 9AS UK

State Street Research & Management Co.[5]
One Financial Center
Boston, MA 02111

Accounting Agent
The Bank of New York Mellon
2 Hanson Place
Brooklyn, NY 11217

Custodian
The Bank of New York Mellon
100 Colonial Center Parkway
Suite 200
Lake Mary, FL 32746

Transfer Agent
The Bank of New York Mellon
P.O. Box 11258
Church Street Station
New York, NY 10286
(866) 216-0242

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
2 World Financial Center
New York, NY 10281

Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
Four Times Square
New York, NY 10036

Legal Counsel – Independent Trustees
Debevoise & Plimpton LLP
919 Third Avenue
New York, NY 10022

[1]	For Dividend Achievers, Enhanced Dividend Achievers, Strategic Dividend Achievers, S&P Quality Rankings and World Investment.
[2]	For International Growth and Real Asset.
[3]	For EcoSolutions, Global Equity Income and Real Asset.
[4]	For EcoSolutions and Real Asset.
[5]	For Global Energy and Resources.

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Trust shares. Statements and other information contained in this report are as dated and are subject to change.

BlackRock Closed-End Funds
c/o BlackRock Advisors, LLC
100 Bellevue Parkway
Wilmington, DE 19809
(800) 227-7BFM

The Trusts will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Trusts at (866) 216-0242.

The Trusts have delegated to the Advisor the voting of proxies relating to their voting securities pursuant to the Advisor’s proxy voting policies and procedures. You may obtain a copy of these proxy voting policies and procedures, without charge, by calling (866) 216-0242. These policies and procedures are also available on the website of the Securities and Exchange Commission (the “Commission”) at http://www.sec.gov.

Information on how proxies relating to the Trusts’ voting securities were voted by the Advisor during the most recent 12-month period ended June 30th is available without charge, upon request, by calling (866) 216-0242 or on the website of the Commission at http://www.sec.gov.

The Trusts file their complete schedule of portfolio holdings for the first and third quarters of their respective fiscal years with the Commission on Form N-Q. Each Trust’s Form N-Q will be available on the Commission’s website at http://www.sec.gov. Each Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Each Trust’s Form N-Q may also be obtained, without charge, upon request, by calling (866) 216-0242.

ANNUAL REPORT	OCTOBER 31, 2007

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Trust shares. Statements and other information contained in this report are as dated and are subject to change.

CEF-ANN-7-1007

Item 2 – Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 –	Audit Committee Financial Expert – The registrant's board of directors or trustees, as applicable (the “board of directors”) has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:
Kent Dixon
Frank J. Fabozzi
Dr. Andrew F. Brimmer (retired as of December 31, 2006)
Robert S. Salomon, Jr. (term began effective November 1, 2007)
W. Carl Kester (term began effective November 1, 2007)
James T. Flynn (term began effective November 1, 2007)
Karen P. Robards (term began effective November 1, 2007)

The registrant's board of directors has determined that W. Carl Kester and Karen P. Robards qualify as financial experts pursuant to Item 3(c)(4) of Form N-CSR.

Prof. Kester has a thorough understanding of generally accepted accounting principles, financial statements and internal control over financial reporting as well as audit committee functions. Prof. Kester has been involved in providing valuation and other financial consulting services to corporate clients since 1978. Prof. Kester’s financial consulting services present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements.

Ms. Robards has a thorough understanding of generally accepted accounting principles, financial statements and internal control over financial reporting as well as audit committee functions. Ms. Robards has been President of Robards & Company, a financial advisory firm, since 1987. Ms. Robards was formerly an investment banker for more than 10 years where she was responsible for evaluating and assessing the performance of companies based on their financial results. Ms. Robards has over 30 years of experience analyzing financial statements. She also is the member of the Audit Committees of one publicly held company and a non-profit organization.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 – Principal Accountant Fees and Services

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Global Energy and Resources Trust	$34,500	$34,500	$0	$0	$6,100	$8,000	$1,042	$5,000
[1] The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.
[2] The nature of the services include tax compliance, tax advice and tax planning.
[3] The nature of the services include a review of compliance procedures and attestation thereto.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

     The registrant has polices and procedures (the "Policy") for the pre-approval by the registrant's audit committee of Audit, Audit-Related, Tax and Other Services (as each is defined in the Policy) provided by the Fund's independent auditor (the "Independent Auditor") to the registrant and other "Covered Entities" (as defined below). The term of any such pre-approval is 12 months from the date of pre-approval, unless the audit committee specifically provides for a different period. The amount of any such pre-approval is set forth in the appendices to the Policy (the "Service Pre-Approval Documents"). At its first meeting of each calendar year, the audit committee will review and re-approve the Policy and approve or re-approve the Service Pre-Approval Documents for that year, together with any changes deemed necessary or desirable by the audit committee. The audit committee may, from time to time, modify the nature of the services pre-approved, the aggregate level of fees pre-approved or both.

     For the purposes of the Policy, "Covered Services" means (A) all engagements for audit and non-audit services to be provided by the Independent Auditor to the Fund and (B) all engagements for non-audit services related directly to the operations and financial reporting or the Fund to be provided by the Independent Auditor to any Covered Entity, "Covered Entities" means (1) the Advisor or (2) any entity controlling, controlled by or under common control with the Advisor that provides ongoing services to the Fund.

     In the intervals between the scheduled meetings of the audit committee, the audit committee delegates pre-approval authority under this Policy to the Chairman of the audit committee (the "Chairman"). The Chairman shall report any pre-approval decisions under this Policy to the audit committee at its next scheduled meeting. At each scheduled meeting, the audit committee will review with the Independent Auditor the Covered Services pre-approved by the Chairman pursuant to delegated authority, if any, and the fees related thereto. Based on these reviews, the audit committee can modify, at its discretion, the pre-approval originally granted by the Chairman pursuant to delegated authority. This modification can be to the nature of services pre-approved, the aggregate level of fees approved, or both. Pre-approval of Covered Services by the Chairman pursuant to delegated authority is expected to be the exception rather than the rule and the audit committee may modify or withdraw this delegated authority at any time the audit committee determines that it is appropriate to do so.

     Fee levels for all Covered Services to be provided by the Independent Auditor and pre-approved under this Policy will be established annually by the audit committee and set forth in the Service Pre-Approval Documents. Any increase in pre-approved fee levels will require specific pre-approval by the audit committee (or the Chairman pursuant to delegated authority).

     The terms and fees of the annual Audit services engagement for the Fund are subject to the specific pre-approval of the audit committee. The audit committee (or the Chairman pursuant to delegated authority) will approve, if necessary, any changes in terms, conditions or fees resulting from changes in audit scope, Fund structure or other matters.

     In addition to the annual Audit services engagement specifically approved by the audit committee, any other Audit services for the Fund not listed in the Service Pre-Approval Document for the respective period must be specifically pre-approved by the audit committee (or the Chairman pursuant to delegated authority).

     Audit-Related services are assurance and related services that are not required for the audit, but are reasonably related to the performance of the audit or review of the financial statements of the registrant and, to the extent they are Covered Services, the other Covered Entities (as defined in the Joint Audit Committee Charter) or that are traditionally performed by the Independent Auditor. Audit-Related services that are Covered Services and are not listed in the Service Pre-Approval Document for the respective period must be specifically pre-approved by the audit committee (or the Chairman pursuant to delegated authority).

     The audit committee believes that the Independent Auditor can provide Tax services to the Covered Entities such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the audit committee will not permit the retention of the Independent Auditor in connection with a transaction initially recommended by the Independent Auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. Tax services that are Covered Services and are not listed in the Service Pre-Approval Document for the respective period must be specifically pre-approved by the audit committee (or the Chairman pursuant to delegated authority).

     All Other services that are covered and are not listed in the Service Pre-Approval Document for the respective period must be specifically pre-approved by the audit committee (or the Chairman pursuant to delegated authority).

     Requests or applications to provide Covered Services that require approval by the audit committee (or the Chairman pursuant to delegated authority) must be submitted to the audit committee or the Chairman, as the case may be, by both the Independent Auditor and the Chief Financial Officer of the respective Covered Entity, and must include a joint statement as to whether, in their view, (a) the request or application is consistent with the rules of the Securities and Exchange Commission ("SEC") on auditor independence and (b) the requested service is or is not a non-audit service prohibited by the SEC. A request or application submitted to the Chairman between scheduled meetings of the audit committee should include a discussion as to why approval is being sought prior to the next regularly scheduled meeting of the audit committee.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) Affiliates’ Aggregate Non-Audit Fees:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End

BlackRock Global Energy and Resources Trust	$291,642	$299,200

(h) The registrant’s audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any non-affiliated sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by the registrant’s investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Regulation S-X Rule 2-01(c)(7)(ii) – $284,500, 0%

Item 5 –	Audit Committee of Listed Registrants – The following individuals are members of the registrant’s separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)):

Dr. Andrew F. Brimmer (retired as of December 31, 2006)
Richard E. Cavanagh (not reappointed to Audit Committee as of November 1, 2007)
Kent Dixon
Frank J. Fabozzi
Robert S. Salomon, Jr. (term began effective November 1, 2007)
W. Carl Kester (term began effective November 1, 2007)
James T. Flynn (term began effective November 1, 2007)
Karen P. Robards (term began effective November 1, 2007)

Item 6 –	Schedule of Investments – The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – The registrant has delegated the voting of proxies relating to Fund portfolio securities to its investment adviser, BlackRock Advisors, LLC and its sub-adviser, as applicable. The Proxy Voting Policies and Procedures of the adviser and sub-adviser are attached hereto as Exhibit 99.PROXYPOL.

Information about how the Fund voted proxies relating to securities held in the Fund’s portfolio during the most recent 12 month period ended June 30 is available without charge (1) at www.blackrock.com and (2) on the Commission’s web site at http://www.sec.gov.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – as of October 31, 2007.

(a)(1) BlackRock Global Energy and Resources Trust is managed by a team of investment professionals comprised of Denis J. Walsh III, Managing Director at BlackRock and Dan J. Rice III, CPA, Managing Director at BlackRock. Messrs. Walsh and Rice are the Fund’s portfolio managers and are responsible for the day-to-day management of the Fund’s portfolio and the selection of its investments. Messrs. Walsh and Rice have been the Fund’s portfolio managers since 2004.

Denis J. Walsh III, Managing Director and portfolio manager, is a member of BlackRock's Global Resources team responsible for small cap and all cap energy portfolios. Prior to joining BlackRock in 2005, Mr. Walsh was a Managing Director with State Street Research & Management (SSR). He joined SSR in 1999 as a research analyst covering the energy and industrial sectors and was also on the portfolio management team for the State Street Research Large Cap Analyst Fund.

Dan J. Rice III, CPA, Managing Director and portfolio manager, is a member of the Global Resources team responsible for small cap and all cap energy funds. Prior to joining BlackRock in 2005, Mr. Rice was a Senior Vice President and portfolio manager responsible for the Small Cap Energy and All Cap Energy Global Resources Funds at State Street Research & Management.

(a)(2) As of October 31, 2007:

				(iii) Number of Other Accounts and
	(ii) Number of Other Accounts Managed			Assets for Which Advisory Fee is
	and Assets by Account Type				Performance-Based
	Other			Other
(i) Name of	Registered	Other Pooled		Registered	Other Pooled
Portfolio	Investment	Investment	Other	Investment	Investment	Other
Manager	Companies	Vehicles	Accounts	Companies	Vehicles	Accounts

Denis J. Walsh III	3	7	20	0	6	8
	$2,812,970,068	$1,602,913,733	$2,170,380,113	$0	$1,188,975,974	$609,168,331
Dan J. Rice III, CPA	3	7	19	0	6	8
	$2,812,970,068	$1,602,913,733	$1,625,771,905	$0	$1,188,975,974	$609,168,331

(iv) Potential Material Conflicts of Interest

BlackRock, Inc. and its affiliates (collectively, herein “BlackRock”) has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Fund, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Fund. In addition, BlackRock, its affiliates and any officer, director, stockholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Fund. BlackRock, or any of its affiliates, or any officer, director, stockholder, employee or any member of their families may take different actions than those recommended to the Fund by BlackRock with respect to the same securities. Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock’s (or its affiliates’) officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information. Each portfolio manager also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for the Fund. In this connection, it should be noted that certain portfolio managers currently manage certain accounts that are subject to performance fees. In addition, certain portfolio managers assist in managing certain hedge funds and may be entitled to receive a portion of any incentive fees earned on such funds and a portion of such incentive fees may be voluntarily or involuntarily deferred. Additional portfolio managers may in the future manage other such accounts or funds and may be entitled to receive incentive fees.

As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly. When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties. BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment. To this end, BlackRock has adopted a policy that is intended to ensure that investment opportunities are allocated fairly and equitably among client accounts over time. This policy also seeks to achieve reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base.

(a)(3) As of October 31, 2007:

Portfolio Manager Compensation

     The portfolio manager compensation program of BlackRock is critical to BlackRock’s ability to attract and retain the most talented asset management professionals. This program ensures that compensation is aligned with maximizing investment returns and it provides a competitive pay opportunity for competitive performance.

Compensation Program

     The elements of total compensation for BlackRock portfolio managers are: fixed base salary, annual performance-based cash and stock compensation (cash and stock bonus) and other benefits. BlackRock has balanced these components of pay to provide portfolio managers with a powerful incentive to achieve consistently superior investment performance. By design, portfolio manager compensation levels fluctuate — both up and down — with the relative investment performance of the portfolios that they manage.

Base Salary

     Under the BlackRock approach, like that of many asset management firms, fixed base salaries represent a relatively small portion of a portfolio manager’s total compensation. This approach serves to enhance the motivational value of the performance-based (and therefore variable) compensation elements of the compensation program.

Performance-Based Compensation

     BlackRock believes that the best interests of investors are served by recruiting and retaining exceptional asset management talent and managing their compensation within a consistent and disciplined framework that emphasizes pay for performance in the context of an intensely competitive market for talent. To that end, the portfolio manager incentive compensation is based on a formulaic compensation program.

     BlackRock’s formulaic portfolio manager compensation program includes: pre-tax investment performance relative to the appropriate competitors or benchmarks over 1-, 3- and 5-year performance periods and a measure of operational efficiency. If a portfolio manager’s tenure is less than 5 years, performance periods will reflect time in position. Portfolio managers are compensated based on products they manage. For these purposes, the performance of the Fund is compared to the Lipper Closed-end Sector Equity Funds classification. A smaller discretionary element of portfolio manager compensation may include consideration of: financial results, expense control, profit margins, strategic planning and implementation, quality of client service, market share, corporate reputation, capital allocation, compliance and risk control, leadership, workforce diversity, supervision, technology and innovation. All factors are considered collectively by BlackRock management.

Cash Bonus

     Performance-based compensation is distributed to portfolio managers in a combination of cash and stock. Typically, the cash bonus, when combined with base salary, represents more than 60% of total compensation for the portfolio managers.

Stock Bonus

     A portion of the dollar value of the total annual performance-based bonus is paid in restricted shares of stock of BlackRock, Inc. (the “Company”). Paying a portion of annual bonuses in stock puts compensation earned by a portfolio manager for a given year “at risk” based on the Company’s ability to sustain and improve its performance over future periods. The ultimate value of stock bonuses is dependent on future Company stock price performance. As such, the stock bonus aligns each portfolio manager’s financial interests with those of the Company’s shareholders and encourages a balance between short-term goals and long-term strategic objectives. Management strongly believes that providing a significant portion of competitive performance-based compensation in stock is in the best interests of investors and shareholders. This approach ensures that portfolio managers participate as shareholders in both the “downside risk” and “upside opportunity” of the Company’s performance. Portfolio managers, therefore, have a direct incentive to protect the Company’s reputation for integrity.

Other Benefits

     Portfolio managers are also eligible to participate in broad-based plans offered generally to BlackRock employees, including broad-based retirement, 401(k), health, and other employee benefit plans. For example, BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (RSP) and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 6% of eligible pay contributed to the plan capped at $4,000 per year, and a company retirement contribution equal to 3% of eligible compensation, plus an additional contribution of 2% for any year in which BlackRock has positive net operating income. The RSP offers a range of investment options, including registered investment companies managed by the firm. Company contributions follow the investment direction set by participants for their own contributions or absent, employee investment direction, are invested into a stable value fund. The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares or a dollar value of $25,000. Each portfolio manager is eligible to participate in these plans.

	(a)(4)	Beneficial Ownership of Securities. As of October 31, 2007, neither of Messrs. Walsh or Rice beneficially owned any stock issued by the Fund.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable due to no such purchases during the period covered by this report.

Item 10 –	Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

11(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

11(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

12(a)(1) –	Code of Ethics – See Item 2

12(a)(2) –	Certifications – Attached hereto

12(a)(3) –	Not Applicable

12(b) –	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Global Energy and Resources Trust

By:	/s/ Donald C. Burke
Donald C. Burke, Chief Executive Officer of BlackRock Global Energy and Resources Trust

Date: December 19, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke, Chief Executive Officer (principal executive officer) of BlackRock Global Energy and Resources Trust

Date: December 19, 2007

By:	/s/ Neal J. Andrews
Neal J. Andrews, Chief Financial Officer (principal financial officer) of BlackRock Global Energy and Resources Trust

Date: December 19, 2007